UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—December 31, 2023

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2023
Vanguard Balanced Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Performance Summary	3
Financial Statements	5
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered very robust returns for the 12 months ended December 31, 2023. Vanguard Balanced Index Fund returned 17.44% for Investor Shares and 17.58% for both Admiral Shares and Institutional Shares. The fund’s composite benchmark, which is weighted 60% U.S. stocks and 40% U.S. bonds, returned 17.69%.
•	With inflation continuing to ease, a number of major central banks left off hiking interest rates. Global growth, employment, and consumer spending showed resilience, but the prospect of rates remaining high for an extended period spurred volatility at times. Toward year-end, however, global stocks and bonds rallied as falling inflation and softening economic growth raised market expectations for rate cuts in 2024.
•	Within the U.S. equity market, large-capitalization stocks outpaced small- and mid-caps, growth stocks outpaced value by a substantial margin, and most sectors had double-digit gains, with tech stocks leading the charge. The benchmark for the fund’s stock allocation, the CRSP U.S. Total Market Index, returned 25.98%.
•	The Treasury yield curve inverted further over the year, with a sharp increase at the shortest end of the maturity spectrum. Longer-duration bonds outpaced short-term issues, and lower-rated bonds generally fared better than higher-rated debt. The benchmark for the fund’s bond allocation, the Bloomberg U.S. Aggregate Float-Adjusted Index, returned 5.60%.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,063.90	$0.94
Admiral™ Shares	1,000.00	1,064.20	0.36
Institutional Shares	1,000.00	1,064.50	0.31
Based on Hypothetical 5% Yearly Return
Balanced Index Fund
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.90	0.31
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.07% for Admiral Shares, and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Balanced Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Balanced Index Fund Investor Shares	17.44%	9.49%	7.60%	$20,803
Balanced Composite Index	17.69	9.96	7.96	21,501
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989
CRSP US Total Market Index	25.98	15.08	11.44	29,545
Balanced Composite Index: Weighted 60% CRSP US Total Market Index and 40% Bloomberg U.S. Aggregate Float Adjusted Index.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Balanced Index Fund Admiral Shares	17.58%	9.61%	7.73%	$21,046
Balanced Composite Index	17.69	9.96	7.96	21,501
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989
CRSP US Total Market Index	25.98	15.08	11.44	29,545

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Balanced Index Fund Institutional Shares	17.58%	9.62%	7.74%	$10,534,997
Balanced Composite Index	17.69	9.96	7.96	10,750,507
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	5,994,522
CRSP US Total Market Index	25.98	15.08	11.44	14,772,640
See Financial Highlights for dividend and capital gains information.

Balanced Index Fund
Fund Allocation
As of December 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Common Stocks	61.9
Corporate Bonds	10.3
Preferred Stocks	0.0
Rights	0.0
Sovereign Bonds	1.3
Taxable Municipal Bonds	0.2
U.S. Government and Agency Obligations	25.3
Warrants	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Balanced Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (61.1%)
Basic Materials (1.2%)
	Linde plc	333,501	136,972
	Freeport-McMoRan Inc.	986,447	41,993
	Air Products and Chemicals Inc.	152,757	41,825
	Ecolab Inc.	176,398	34,989
	Newmont Corp.	792,566	32,804
	Nucor Corp.	169,000	29,413
	Dow Inc.	481,025	26,379
	Fastenal Co.	392,346	25,412
	LyondellBasell Industries NV Class A	177,764	16,902
	International Flavors & Fragrances Inc.	175,301	14,194
	Steel Dynamics Inc.	105,555	12,466
	Albemarle Corp.	80,299	11,602
	Celanese Corp. Class A	74,352	11,552
	Avery Dennison Corp.	55,090	11,137
	Reliance Steel & Aluminum Co.	39,610	11,078
	CF Industries Holdings Inc.	132,076	10,500
	International Paper Co.	237,643	8,591
	Mosaic Co.	224,460	8,020
	Eastman Chemical Co.	82,211	7,384
*	Cleveland-Cliffs Inc.	347,219	7,090
	United States Steel Corp.	137,443	6,687
*	RBC Bearings Inc.	19,818	5,646
	Royal Gold Inc.	45,798	5,540
	FMC Corp.	86,578	5,459
	UFP Industries Inc.	40,435	5,077
	Olin Corp.	82,984	4,477
	Alcoa Corp.	124,000	4,216
	Hexcel Corp.	57,014	4,205
	Commercial Metals Co.	80,319	4,019
	Element Solutions Inc.	157,679	3,649
	Boise Cascade Co.	27,900	3,609
	Mueller Industries Inc.	74,002	3,489
*	Valvoline Inc.	91,475	3,438
	Timken Co.	42,710	3,423
	Balchem Corp.	22,516	3,349
	Chemours Co.	104,079	3,283
	Westlake Corp.	22,322	3,124
	Cabot Corp.	37,271	3,112
	Huntsman Corp.	115,313	2,898
	Ashland Inc.	32,418	2,733
	NewMarket Corp.	4,978	2,717
	Avient Corp.	64,323	2,674
	Carpenter Technology Corp.	33,297	2,357
*	Livent Corp.	126,674	2,278
	Innospec Inc.	16,761	2,066
	Quaker Chemical Corp.	9,435	2,014
	Hecla Mining Co.	415,197	1,997
*	MP Materials Corp.	99,261	1,970
	Sensient Technologies Corp.	28,742	1,897
	Scotts Miracle-Gro Co.	29,278	1,867
	Materion Corp.	13,993	1,821
*	Uranium Energy Corp.	267,443	1,712
	Minerals Technologies Inc.	23,839	1,700
	Stepan Co.	14,027	1,326
	Sylvamo Corp.	24,362	1,196
	Tronox Holdings plc	82,831	1,173
*	Ingevity Corp.	24,291	1,147
		Shares	Market Value• ($000)
	Hawkins Inc.	12,325	868
	Koppers Holdings Inc.	14,510	743
*,1	Energy Fuels Inc.	103,146	742
	Kaiser Aluminum Corp.	9,951	708
	Ryerson Holding Corp.	20,324	705
	Compass Minerals International Inc.	27,293	691
*	Ecovyst Inc.	70,433	688
*	Coeur Mining Inc.	209,947	684
*	TimkenSteel Corp.	27,885	654
*	US Silica Holdings Inc.	53,800	609
*	Worthington Steel Inc.	21,489	604
	AdvanSix Inc.	19,929	597
	Schnitzer Steel Industries Inc. Class A	18,601	561
	Mativ Holdings Inc.	35,261	540
*,1	LanzaTech Global Inc.	99,800	502
	Haynes International Inc.	8,467	483
*	Century Aluminum Co.	37,670	457
*	Clearwater Paper Corp.	11,937	431
	Olympic Steel Inc.	6,373	425
*	LSB Industries Inc.	39,093	364
*	Piedmont Lithium Inc.	12,436	351
	GrafTech International Ltd.	143,000	313
*	Ur-Energy Inc.	182,060	280
*	Northwest Pipe Co.	7,317	221
	American Vanguard Corp.	19,365	212
*	NN Inc.	52,900	212
	Omega Flex Inc.	2,737	193
*	Rayonier Advanced Materials Inc.	44,700	181
*	Intrepid Potash Inc.	7,428	177
*	Universal Stainless & Alloy Products Inc.	7,442	149
	Eastern Co.	6,047	133
*	Dakota Gold Corp.	50,500	132
*	American Battery Technology Co.	23,913	112
*	Unifi Inc.	16,177	108
	FutureFuel Corp.	16,400	100
	Tredegar Corp.	18,346	99
*	Alto Ingredients Inc.	37,056	99
*	Ascent Industries Co.	9,600	92
	Northern Technologies International Corp.	5,764	68
*	Glatfelter Corp.	29,983	58
*	Origin Materials Inc.	68,704	57
*	Perma-Pipe International Holdings Inc.	7,151	56
*	Culp Inc.	7,359	43
	Friedman Industries Inc.	2,625	41
*,1	Hycroft Mining Holding Corp. Class A	15,211	37
*	5E Advanced Materials Inc.	25,800	36
*	Gold Resource Corp.	88,800	33
	United-Guardian Inc.	2,067	15
	Chicago Rivet & Machine Co.	710	12
*	Solitario Resources Corp.	21,690	12
*	United States Antimony Corp.	19,099	5
			629,341
Consumer Discretionary (8.8%)
*	Amazon.com Inc.	6,396,474	971,880
*	Tesla Inc.	1,858,465	461,791
	Home Depot Inc.	684,315	237,149
	Costco Wholesale Corp.	304,463	200,970
	Walmart Inc.	1,018,402	160,551
	McDonald's Corp.	498,805	147,901

Balanced Index Fund
		Shares	Market Value• ($000)
*	Netflix Inc.	301,086	146,593
	Walt Disney Co.	1,259,367	113,708
	NIKE Inc. Class B	841,879	91,403
	Lowe's Cos. Inc.	395,357	87,987
*	Booking Holdings Inc.	23,981	85,066
*	Uber Technologies Inc.	1,344,757	82,797
	Starbucks Corp.	781,243	75,007
	TJX Cos. Inc.	786,701	73,800
	Target Corp.	317,461	45,213
*	Chipotle Mexican Grill Inc. Class A	18,865	43,144
*	Lululemon Athletica Inc.	79,325	40,558
	Marriott International Inc. Class A	171,611	38,700
*	O'Reilly Automotive Inc.	40,707	38,675
*	Airbnb Inc. Class A	253,892	34,565
	General Motors Co.	942,332	33,849
	Ford Motor Co.	2,707,575	33,005
	Ross Stores Inc.	232,888	32,229
	Hilton Worldwide Holdings Inc.	176,234	32,090
*	AutoZone Inc.	12,134	31,374
	DR Horton Inc.	195,051	29,644
*	Copart Inc.	594,553	29,133
	Lennar Corp. Class A	177,457	26,448
	Electronic Arts Inc.	184,559	25,250
	Yum! Brands Inc.	192,223	25,116
	Estee Lauder Cos. Inc. Class A	151,821	22,204
*	Trade Desk Inc. Class A	307,050	22,095
	Dollar General Corp.	151,817	20,640
*	Dollar Tree Inc.	143,789	20,425
*	Royal Caribbean Cruises Ltd.	150,358	19,470
*	Take-Two Interactive Software Inc.	116,882	18,812
	Delta Air Lines Inc.	439,951	17,699
*	Aptiv plc	195,436	17,535
*	Warner Bros Discovery Inc.	1,515,290	17,244
*	Ulta Beauty Inc.	33,822	16,572
	Tractor Supply Co.	74,125	15,939
	eBay Inc.	355,838	15,522
*	ROBLOX Corp. Class A	335,573	15,342
	PulteGroup Inc.	147,897	15,266
*	NVR Inc.	2,048	14,337
*	Expedia Group Inc.	91,375	13,870
	Darden Restaurants Inc.	82,367	13,533
	Garmin Ltd.	104,382	13,417
	Genuine Parts Co.	95,927	13,286
	Las Vegas Sands Corp.	261,972	12,892
*	Carnival Corp.	693,799	12,863
*	Rivian Automotive Inc. Class A	523,692	12,286
	Southwest Airlines Co.	413,805	11,951
*	Deckers Outdoor Corp.	17,727	11,849
	Omnicom Group Inc.	135,895	11,756
	Best Buy Co. Inc.	133,897	10,481
*	Live Nation Entertainment Inc.	110,497	10,343
*	DraftKings Inc. Class A	288,647	10,175
	Pool Corp.	25,278	10,079
	Domino's Pizza Inc.	24,122	9,944
*	United Airlines Holdings Inc.	225,687	9,312
	Williams-Sonoma Inc.	43,993	8,877
	Interpublic Group of Cos. Inc.	265,855	8,678
	Rollins Inc.	198,592	8,673
	LKQ Corp.	181,226	8,661
*	Burlington Stores Inc.	44,239	8,604
*	CarMax Inc.	109,005	8,365
	RB Global Inc.	124,581	8,333
*	MGM Resorts International	177,595	7,935
*	Floor & Decor Holdings Inc. Class A	70,008	7,810
*	Five Below Inc.	36,267	7,731
	Toll Brothers Inc.	73,409	7,546
*	Liberty Media Corp.-Liberty Formula One Class C	114,173	7,208
		Shares	Market Value• ($000)
	Bath & Body Works Inc.	155,942	6,730
*	Etsy Inc.	82,354	6,675
*	Caesars Entertainment Inc.	142,245	6,668
	Service Corp. International	95,866	6,562
	News Corp. Class A	259,353	6,367
	Churchill Downs Inc.	46,620	6,290
	Lithia Motors Inc. Class A	19,003	6,257
*	BJ's Wholesale Club Holdings Inc.	93,412	6,227
*	American Airlines Group Inc.	449,799	6,180
	Wynn Resorts Ltd.	65,447	5,963
*	Norwegian Cruise Line Holdings Ltd.	290,399	5,820
	BorgWarner Inc.	161,739	5,798
*	Skechers USA Inc. Class A	92,666	5,777
	Tempur Sealy International Inc.	112,869	5,753
	Tapestry Inc.	155,414	5,721
	Dick's Sporting Goods Inc.	38,377	5,640
	Texas Roadhouse Inc. Class A	46,070	5,631
	Lear Corp.	39,625	5,595
	Vail Resorts Inc.	26,021	5,555
	New York Times Co. Class A	108,708	5,326
*	Duolingo Inc. Class A	23,394	5,307
	Gentex Corp.	161,624	5,279
*	elf Beauty Inc.	35,977	5,193
	PVH Corp.	42,472	5,187
	Fox Corp. Class A	174,123	5,166
	Wingstop Inc.	20,036	5,141
	Paramount Global Class B	346,029	5,118
	U-Haul Holding Co.	72,379	5,098
	Aramark	181,344	5,096
*	SiteOne Landscape Supply Inc.	31,240	5,076
*	Light & Wonder Inc.	61,739	5,069
	H&R Block Inc.	99,131	4,795
	Murphy USA Inc.	13,101	4,671
	Hasbro Inc.	91,469	4,670
	Whirlpool Corp.	37,840	4,608
	Wyndham Hotels & Resorts Inc.	57,225	4,601
*	Mattel Inc.	241,481	4,559
	VF Corp.	238,161	4,477
*	Planet Fitness Inc. Class A	59,496	4,343
	Meritage Homes Corp.	24,689	4,301
	Thor Industries Inc.	34,448	4,073
*	Capri Holdings Ltd.	80,701	4,054
	Hyatt Hotels Corp. Class A	29,966	3,908
*	Bright Horizons Family Solutions Inc.	40,637	3,830
	Macy's Inc.	189,851	3,820
*	Carvana Co. Class A	71,553	3,788
*	Wayfair Inc. Class A	60,429	3,728
*	Taylor Morrison Home Corp. Class A	68,822	3,672
*	Crocs Inc.	38,903	3,634
	Ralph Lauren Corp. Class A	24,380	3,516
	Polaris Inc.	37,074	3,514
	Nexstar Media Group Inc. Class A	22,330	3,500
*	AutoNation Inc.	23,233	3,489
	TKO Group Holdings Inc. Class A	42,754	3,488
*	Coty Inc. Class A	278,067	3,454
*	Alaska Air Group Inc.	87,886	3,434
	Academy Sports & Outdoors Inc.	50,754	3,350
*	Lyft Inc. Class A	221,738	3,324
*	Ollie's Bargain Outlet Holdings Inc.	43,538	3,304
*	Asbury Automotive Group Inc.	14,236	3,203
	Harley-Davidson Inc.	84,942	3,129
	KB Home	50,041	3,126
*,1	GameStop Corp. Class A	177,479	3,111
*	YETI Holdings Inc.	59,613	3,087
	Signet Jewelers Ltd.	28,543	3,062
*	Liberty Media Corp.-Liberty SiriusXM	105,059	3,024
*	RH	10,262	2,991

Balanced Index Fund
		Shares	Market Value• ($000)
	Warner Music Group Corp. Class A	83,419	2,986
	Boyd Gaming Corp.	47,613	2,981
*	Liberty Media Corp.-Liberty Formula One Class A	49,416	2,865
*	Abercrombie & Fitch Co. Class A	31,938	2,818
*	Penn Entertainment Inc.	106,062	2,760
*	Goodyear Tire & Rubber Co.	192,347	2,754
	Gap Inc.	130,343	2,725
	Group 1 Automotive Inc.	8,753	2,667
*	Grand Canyon Education Inc.	20,137	2,659
*,1	Lucid Group Inc.	624,322	2,628
	American Eagle Outfitters Inc.	122,746	2,597
*	Skyline Champion Corp.	34,608	2,570
	Advance Auto Parts Inc.	41,780	2,550
*	M/I Homes Inc.	18,155	2,501
*	Tri Pointe Homes Inc.	69,577	2,463
	Kontoor Brands Inc.	39,367	2,457
	Newell Brands Inc.	278,216	2,415
	Fox Corp. Class B	85,211	2,356
	Wendy's Co.	119,577	2,329
	Endeavor Group Holdings Inc. Class A	97,379	2,311
*	Visteon Corp.	18,440	2,303
	MDC Holdings Inc.	41,659	2,302
	Penske Automotive Group Inc.	14,107	2,264
*	Madison Square Garden Sports Corp.	12,340	2,244
[1]	Avis Budget Group Inc.	12,515	2,218
	Leggett & Platt Inc.	83,852	2,194
[1]	Sirius XM Holdings Inc.	394,326	2,157
	Kohl's Corp.	75,184	2,156
	LCI Industries	17,031	2,141
	News Corp. Class B	81,302	2,091
	Choice Hotels International Inc.	18,325	2,076
	Foot Locker Inc.	66,403	2,068
*	Hilton Grand Vacations Inc.	51,103	2,053
*	Fox Factory Holding Corp.	29,974	2,023
	Rush Enterprises Inc. Class A	40,197	2,022
*	Helen of Troy Ltd.	16,627	2,009
	Steven Madden Ltd.	46,887	1,969
	TEGNA Inc.	127,334	1,948
*	Frontdoor Inc.	55,179	1,943
*	Shake Shack Inc. Class A	25,930	1,922
*	LGI Homes Inc.	14,396	1,917
	Century Communities Inc.	20,627	1,880
	Marriott Vacations Worldwide Corp.	21,692	1,841
*	Cavco Industries Inc.	5,283	1,831
	Red Rock Resorts Inc. Class A	33,927	1,809
	Travel + Leisure Co.	44,998	1,759
	Columbia Sportswear Co.	22,088	1,757
	Inter Parfums Inc.	12,187	1,755
	Papa John's International Inc.	22,875	1,744
	Carter's Inc.	23,245	1,741
	Graham Holdings Co. Class B	2,439	1,699
	Bloomin' Brands Inc.	59,600	1,678
*	Stride Inc.	27,830	1,652
*	Chewy Inc. Class A	68,791	1,626
*	PowerSchool Holdings Inc. Class A	66,858	1,575
*	Boot Barn Holdings Inc.	20,376	1,564
*	Urban Outfitters Inc.	43,342	1,547
*	QuantumScape Corp. Class A	218,781	1,521
*	Sonos Inc.	88,373	1,515
*	Dorman Products Inc.	18,076	1,508
*	Adtalem Global Education Inc.	25,210	1,486
*	TripAdvisor Inc.	67,679	1,457
	Strategic Education Inc.	15,702	1,450
*	Victoria's Secret & Co.	52,873	1,403
*	ODP Corp.	24,651	1,388
*	SkyWest Inc.	26,533	1,385
*	Peloton Interactive Inc. Class A	226,241	1,378
		Shares	Market Value• ($000)
	Dana Inc.	94,070	1,374
*	Coursera Inc.	70,601	1,368
*	Brinker International Inc.	31,525	1,361
*	Topgolf Callaway Brands Corp.	94,601	1,357
	Acushnet Holdings Corp.	21,050	1,330
	Winnebago Industries Inc.	18,210	1,327
	Laureate Education Inc.	96,259	1,320
	HNI Corp.	31,365	1,312
*	JetBlue Airways Corp.	235,321	1,306
	MillerKnoll Inc.	48,900	1,305
	Spirit Airlines Inc.	79,501	1,303
*	ACV Auctions Inc. Class A	84,971	1,287
	PriceSmart Inc.	16,882	1,279
*	Six Flags Entertainment Corp.	50,969	1,278
	Nordstrom Inc.	69,064	1,274
*	Under Armour Inc. Class A	142,009	1,248
*	SeaWorld Entertainment Inc.	23,607	1,247
	Worthington Enterprises Inc.	21,489	1,237
*	Dave & Buster's Entertainment Inc.	22,763	1,226
*	Sabre Corp.	274,300	1,207
*	Knowles Corp.	67,053	1,201
	Cracker Barrel Old Country Store Inc.	15,243	1,175
*	Gentherm Inc.	22,323	1,169
	Cheesecake Factory Inc.	33,311	1,166
*	OPENLANE Inc.	78,387	1,161
	La-Z-Boy Inc.	31,031	1,146
*	Vista Outdoor Inc.	38,516	1,139
*	Dutch Bros Inc. Class A	35,762	1,133
*	National Vision Holdings Inc.	53,704	1,124
	Jack in the Box Inc.	13,756	1,123
*	Green Brick Partners Inc.	21,304	1,107
*	Cinemark Holdings Inc.	78,530	1,106
*	Udemy Inc.	74,603	1,099
*	Hanesbrands Inc.	241,035	1,075
*	Atlanta Braves Holdings Inc. Class C	26,439	1,046
*	Liberty Media Corp.-Liberty SiriusXM Class A	36,074	1,037
	Levi Strauss & Co. Class A	62,447	1,033
*	Sally Beauty Holdings Inc.	77,016	1,023
*	Liberty Media Corp.-Liberty Live Class C	27,114	1,014
	Oxford Industries Inc.	10,127	1,013
	Buckle Inc.	21,217	1,008
	Upbound Group Inc.	29,612	1,006
	Phinia Inc.	32,907	997
*	PROG Holdings Inc.	31,428	971
	John Wiley & Sons Inc. Class A	30,072	954
*	Under Armour Inc. Class C	114,093	953
*	Beyond Inc.	33,041	915
	Krispy Kreme Inc.	60,442	912
*	Chegg Inc.	79,994	909
*	Lions Gate Entertainment Corp. Class B	88,271	899
*	Hertz Global Holdings Inc.	86,328	897
*	G-III Apparel Group Ltd.	25,976	883
*	Cars.com Inc.	46,274	878
*	Rover Group Inc. Class A	80,595	877
*	AMC Entertainment Holdings Inc. Class A	141,650	867
	Allegiant Travel Co.	10,482	866
*	Integral Ad Science Holding Corp.	60,118	865
*	Malibu Boats Inc. Class A	14,916	818
*	Leslie's Inc.	117,675	813
[1]	Dillard's Inc. Class A	2,001	808
	Winmark Corp.	1,926	804
*	Life Time Group Holdings Inc.	52,531	792
	Perdoceo Education Corp.	44,854	788
*	Central Garden & Pet Co. Class A	17,468	769
*	Beazer Homes USA Inc.	22,577	763
*	XPEL Inc.	14,093	759
*	Central Garden & Pet Co.	15,120	758

Balanced Index Fund
		Shares	Market Value• ($000)
	Steelcase Inc. Class A	55,928	756
	Caleres Inc.	24,300	747
	Matthews International Corp. Class A	19,642	720
	Scholastic Corp.	18,885	712
*	Madison Square Garden Entertainment Corp. Class A	21,871	695
*	Liberty Media Corp.-Liberty Live Class A	19,019	695
*	iRobot Corp.	17,796	689
	Camping World Holdings Inc. Class A	26,182	688
*	Everi Holdings Inc.	60,589	683
*	Sweetgreen Inc. Class A	59,850	676
	Monarch Casino & Resort Inc.	9,587	663
*	Sphere Entertainment Co.	19,382	658
*	American Axle & Manufacturing Holdings Inc.	72,396	638
	Hibbett Inc.	8,784	633
*	Arlo Technologies Inc.	66,119	629
*	Chico's FAS Inc.	82,065	622
	Monro Inc.	20,203	593
*	BJ's Restaurants Inc.	16,148	581
*	Figs Inc. Class A	82,563	574
*	Dream Finders Homes Inc. Class A	16,072	571
*	Portillo's Inc. Class A	35,591	567
*	Driven Brands Holdings Inc.	39,665	566
*	Mister Car Wash Inc.	65,542	566
*	Hawaiian Holdings Inc.	39,683	563
*,1	Luminar Technologies Inc. Class A	164,987	556
	Golden Entertainment Inc.	13,829	552
	Gray Television Inc.	60,831	545
*	Hovnanian Enterprises Inc. Class A	3,500	545
	Standard Motor Products Inc.	13,650	543
*	Viad Corp.	14,866	538
	Dine Brands Global Inc.	10,679	530
	Sturm Ruger & Co. Inc.	11,636	529
	Ethan Allen Interiors Inc.	16,422	524
*	MarineMax Inc.	13,108	510
	Sonic Automotive Inc. Class A	9,075	510
*	Instructure Holdings Inc.	18,706	505
*,1	Cava Group Inc.	11,691	502
	Wolverine World Wide Inc.	56,366	501
*	Lions Gate Entertainment Corp. Class A	45,904	500
*	Chuy's Holdings Inc.	13,028	498
*	Revolve Group Inc. Class A	29,900	496
*	WW International Inc.	56,463	494
*	Clear Channel Outdoor Holdings Inc.	265,400	483
	Bluegreen Vacations Holding Corp. Class A	6,400	481
*	Clean Energy Fuels Corp.	124,439	477
*	Sun Country Airlines Holdings Inc.	29,826	469
*	Thryv Holdings Inc.	22,100	450
	Interface Inc. Class A	35,478	448
*	QuinStreet Inc.	34,959	448
*	AMC Networks Inc. Class A	22,780	428
	Guess? Inc.	18,411	425
	RCI Hospitality Holdings Inc.	6,314	418
*	Denny's Corp.	37,823	412
*	Corsair Gaming Inc.	28,628	404
*,1	Wheels Up Experience Inc.	115,154	395
	Haverty Furniture Cos. Inc.	10,734	381
*	Stagwell Inc. Class A	55,590	369
	Smith & Wesson Brands Inc.	26,547	360
*	Stoneridge Inc.	18,241	357
*	EW Scripps Co. Class A	44,261	354
*	Accel Entertainment Inc. Class A	34,084	350
	A-Mark Precious Metals Inc.	11,532	349
*	Lindblad Expeditions Holdings Inc.	29,347	331
*,1	Atlanta Braves Holdings Inc. Class A	7,675	328
*	America's Car-Mart Inc.	4,309	326
*	GoPro Inc. Class A	93,976	326
		Shares	Market Value• ($000)
*	Vizio Holding Corp. Class A	42,297	326
	Shoe Carnival Inc.	10,530	318
	Movado Group Inc.	10,482	316
*	First Watch Restaurant Group Inc.	15,696	315
*	Genesco Inc.	8,865	312
	Rush Enterprises Inc. Class B	5,850	310
*	Kura Sushi USA Inc. Class A	4,046	307
*	Universal Technical Institute Inc.	24,531	307
*	Bally's Corp.	21,875	305
*,1	Savers Value Village Inc.	17,243	300
	Sinclair Inc.	22,500	293
	Designer Brands Inc. Class A	32,252	285
*	Liquidity Services Inc.	16,457	283
*	Daily Journal Corp.	818	279
*	Lovesac Co.	10,900	278
	Hooker Furnishings Corp.	10,600	276
*	European Wax Center Inc. Class A	20,055	273
*	MasterCraft Boat Holdings Inc.	11,800	267
*	Arhaus Inc. Class A	22,190	263
*,1	Fisker Inc. Class A	142,300	249
*	Boston Omaha Corp. Class A	15,593	245
*,1	Bowlero Corp. Class A	17,051	241
*	Xponential Fitness Inc. Class A	18,173	234
*	Qurate Retail Inc. Class A	266,634	233
*	PlayAGS Inc.	27,501	232
	Marcus Corp.	15,780	230
	Arko Corp.	27,900	230
*	1-800-Flowers.com Inc. Class A	21,198	229
*	Potbelly Corp.	21,880	228
*	OneWater Marine Inc. Class A	6,600	223
*	Gannett Co. Inc.	96,200	221
*	Lincoln Educational Services Corp.	21,600	217
*	iHeartMedia Inc. Class A	81,059	216
*	Zumiez Inc.	10,629	216
*	Cardlytics Inc.	23,301	215
*	Stitch Fix Inc. Class A	59,923	214
	Carriage Services Inc. Class A	8,479	212
	Climb Global Solutions Inc.	3,752	206
	Aaron's Co. Inc.	18,696	203
*	Sleep Number Corp.	13,537	201
	Alta Equipment Group Inc.	15,900	197
*	Tile Shop Holdings Inc.	26,800	197
*	Cooper-Standard Holdings Inc.	10,000	195
*	SES AI Corp.	106,300	195
*	Children's Place Inc.	8,319	193
	Build-A-Bear Workshop Inc.	8,127	187
*	Funko Inc. Class A	24,100	186
*	National CineMedia Inc.	44,600	185
*	Eastman Kodak Co.	46,489	181
	Big Lots Inc.	23,152	180
*	Petco Health & Wellness Co. Inc. Class A	56,651	179
*	Red Robin Gourmet Burgers Inc.	14,100	176
*	Rush Street Interactive Inc.	38,600	173
	Rocky Brands Inc.	5,601	169
	Carrols Restaurant Group Inc.	20,848	164
*	Legacy Housing Corp.	6,400	161
	Entravision Communications Corp. Class A	38,303	160
*	Full House Resorts Inc.	29,586	159
	Johnson Outdoors Inc. Class A	2,929	156
*	Destination XL Group Inc.	34,900	154
	Weyco Group Inc.	4,901	154
	Cricut Inc. Class A	23,296	154
*	Vera Bradley Inc.	19,900	153
*	Holley Inc.	31,500	153
*	Solo Brands Inc. Class A	24,200	149
	Clarus Corp.	21,337	147
*	El Pollo Loco Holdings Inc.	16,271	144

Balanced Index Fund
		Shares	Market Value• ($000)
*	Turtle Beach Corp.	13,183	144
*,1	Frontier Group Holdings Inc.	26,032	142
*	Nerdy Inc.	40,600	139
*	American Public Education Inc.	14,286	138
*	Landsea Homes Corp.	10,500	138
*	VOXX International Corp. Class A	12,800	137
*	RealReal Inc.	66,800	134
	Cato Corp. Class A	18,491	132
*	Selectquote Inc.	96,684	132
*	Angi Inc. Class A	51,994	129
*	Playstudios Inc.	47,646	129
*,1	Blink Charging Co.	37,833	128
*	AMMO Inc.	60,739	128
	Acme United Corp.	2,909	125
*	Motorcar Parts of America Inc.	13,428	125
*	Reservoir Media Inc.	17,600	125
	Nathan's Famous Inc.	1,509	118
*	Citi Trends Inc.	3,954	112
*	Outbrain Inc.	25,574	112
	Superior Group of Cos. Inc.	8,001	108
*	Sportsman's Warehouse Holdings Inc.	25,100	107
	Big 5 Sporting Goods Corp.	16,718	106
*	Allbirds Inc. Class A	86,668	106
*	Lands' End Inc.	10,900	104
*	J. Jill Inc.	4,000	103
*	JAKKS Pacific Inc.	2,879	102
*	LiveOne Inc.	73,227	102
*,1	Vuzix Corp.	47,800	100
*	Snap One Holdings Corp.	11,073	99
	Townsquare Media Inc. Class A	9,269	98
	Bassett Furniture Industries Inc.	5,800	96
*	ONE Group Hospitality Inc.	15,411	94
*	CarParts.com Inc.	29,616	94
*	ThredUp Inc. Class A	41,643	94
*	American Outdoor Brands Inc.	11,061	93
*,1	Canoo Inc.	350,200	90
*	Tilly's Inc. Class A	11,657	88
	Escalade Inc.	4,321	87
	Lakeland Industries Inc.	4,633	86
*	Noodles & Co. Class A	27,098	85
*	Latham Group Inc.	32,438	85
*	Universal Electronics Inc.	8,830	83
	Flexsteel Industries Inc.	4,330	82
*	Strattec Security Corp.	3,216	81
*,1	Mondee Holdings Inc. Class A	29,400	81
*	Superior Industries International Inc.	25,107	80
*,1	RumbleON Inc. Class B	9,789	80
*	LL Flooring Holdings Inc.	19,622	77
*,1	Tupperware Brands Corp.	37,700	75
*	Century Casinos Inc.	15,363	75
	Marine Products Corp.	6,508	74
*	ContextLogic Inc. Class A	12,102	72
*	2U Inc.	57,721	71
	Canterbury Park Holding Corp.	3,400	69
*	Fossil Group Inc.	42,400	62
*	Cumulus Media Inc. Class A	10,024	53
*	Container Store Group Inc.	22,761	52
	NL Industries Inc.	9,161	51
*	Traeger Inc.	18,573	51
*	BARK Inc.	62,355	50
*	Kewaunee Scientific Corp.	1,646	48
[1]	Purple Innovation Inc. Class A	45,093	46
*	Barnes & Noble Education Inc.	27,441	41
*	Delta Apparel Inc.	5,328	38
*,1	Vacasa Inc. Class A	4,565	37
*	Duluth Holdings Inc. Class B	6,600	36
*	Kirkland's Inc.	11,800	36
		Shares	Market Value• ($000)
*	Focus Universal Inc.	24,900	36
*	Conn's Inc.	7,900	35
*	Kartoon Studios Inc.	25,381	35
*	Spruce Power Holding Corp.	7,850	35
*	Lee Enterprises Inc.	4,325	34
	Lifetime Brands Inc.	4,913	33
*	Loop Media Inc.	32,500	33
*	Mesa Air Group Inc.	29,600	30
*	Lulu's Fashion Lounge Holdings Inc.	15,108	28
*	Sonder Holdings Inc.	8,360	28
*	FlexShopper Inc.	16,024	27
*	Owlet Inc.	4,672	25
*	Rent the Runway Inc. Class A	44,000	23
*,1	Express Inc.	2,765	23
*	Marchex Inc. Class B	15,105	21
	Hamilton Beach Brands Holding Co. Class A	1,084	19
*	BowFlex Inc.	20,996	16
*,1	BurgerFi International Inc.	18,200	16
*	Fluent Inc.	16,860	11
*	CuriosityStream Inc.	20,600	11
*	Gaia Inc. Class A	3,502	9
*	Cineverse Corp.	6,210	8
*	Beasley Broadcast Group Inc. Class A	5,320	5
*,2	Luby's Inc.	6,211	5
*,1	Faraday Future Intelligent Electric Inc. Class A	8,647	2
	Crown Crafts Inc.	105	1
*,1,2	SRAX Inc.	7,476	1
*,1	AYRO Inc.	735	1
*	Mullen Automotive Inc.	58	1
*,2	Marriott International Lodging Ltd.	62,955	—
			4,609,073
Consumer Staples (2.9%)
	Procter & Gamble Co.	1,621,137	237,561
	PepsiCo Inc.	945,671	160,613
	Coca-Cola Co.	2,676,210	157,709
	Philip Morris International Inc.	1,068,213	100,497
	CVS Health Corp.	884,804	69,864
	Mondelez International Inc. Class A	936,615	67,839
	Altria Group Inc.	1,214,083	48,976
	Colgate-Palmolive Co.	564,871	45,026
	McKesson Corp.	91,415	42,323
*	Monster Beverage Corp.	500,559	28,837
	Kimberly-Clark Corp.	230,945	28,062
	Archer-Daniels-Midland Co.	366,214	26,448
	General Mills Inc.	399,711	26,037
	Constellation Brands Inc. Class A	107,174	25,909
	Kenvue Inc.	1,186,383	25,543
	Sysco Corp.	345,908	25,296
	Cencora Inc.	116,140	23,853
	Corteva Inc.	484,462	23,215
	Keurig Dr Pepper Inc.	673,148	22,429
	Kroger Co.	444,477	20,317
	Kraft Heinz Co.	546,127	20,196
	Hershey Co.	102,793	19,165
	Church & Dwight Co. Inc.	169,534	16,031
	Walgreens Boots Alliance Inc.	475,124	12,405
	Brown-Forman Corp. Class B	214,810	12,266
	Clorox Co.	85,778	12,231
	McCormick & Co. Inc. (Non-Voting)	172,723	11,818
	Bunge Global SA	111,042	11,210
	Lamb Weston Holdings Inc.	99,174	10,720
	Tyson Foods Inc. Class A	196,728	10,574
	Kellanova	187,956	10,509
	Conagra Brands Inc.	326,991	9,372
	J M Smucker Co.	69,930	8,838
	Molson Coors Beverage Co. Class B	125,370	7,674
*	Performance Food Group Co.	108,158	7,479

Balanced Index Fund
		Shares	Market Value• ($000)
	Casey's General Stores Inc.	25,691	7,058
*	US Foods Holding Corp.	151,182	6,865
	Hormel Foods Corp.	190,038	6,102
	Campbell Soup Co.	133,358	5,765
*	Darling Ingredients Inc.	108,535	5,409
*	Celsius Holdings Inc.	97,267	5,303
*	BellRing Brands Inc.	89,631	4,968
	Albertsons Cos. Inc. Class A	213,163	4,903
	Ingredion Inc.	44,343	4,813
*	Sprouts Farmers Market Inc.	68,634	3,302
	Coca-Cola Consolidated Inc.	3,275	3,041
*	Post Holdings Inc.	33,780	2,975
*	Freshpet Inc.	33,909	2,942
	Flowers Foods Inc.	120,276	2,707
*	Simply Good Foods Co.	62,789	2,486
	WD-40 Co.	9,517	2,275
	Lancaster Colony Corp.	13,451	2,238
*	Boston Beer Co. Inc. Class A	6,295	2,176
	Spectrum Brands Holdings Inc.	24,035	1,917
	Brown-Forman Corp. Class A	30,332	1,807
	Primo Water Corp.	109,034	1,641
*	Grocery Outlet Holding Corp.	60,118	1,621
	Energizer Holdings Inc.	49,725	1,575
	Cal-Maine Foods Inc.	26,954	1,547
*	TreeHouse Foods Inc.	34,825	1,444
	J & J Snack Foods Corp.	8,413	1,406
	Edgewell Personal Care Co.	33,828	1,239
	Andersons Inc.	20,748	1,194
	Universal Corp.	16,258	1,095
	Reynolds Consumer Products Inc.	39,204	1,052
	MGP Ingredients Inc.	10,236	1,008
	Vector Group Ltd.	88,188	995
*	Herbalife Ltd.	62,910	960
	Ingles Markets Inc. Class A	10,412	899
*	National Beverage Corp.	15,304	761
	Utz Brands Inc.	46,761	759
*	Pilgrim's Pride Corp.	26,929	745
	Weis Markets Inc.	11,489	735
*	Sovos Brands Inc.	32,912	725
*	Chefs' Warehouse Inc.	24,617	724
*	Vita Coco Co. Inc.	27,555	707
*	Hain Celestial Group Inc.	63,791	699
	Nu Skin Enterprises Inc. Class A	35,698	693
	Fresh Del Monte Produce Inc.	24,817	651
*	United Natural Foods Inc.	39,940	648
	WK Kellogg Co.	44,659	587
	SpartanNash Co.	25,540	586
	Seaboard Corp.	161	575
	John B Sanfilippo & Son Inc.	5,217	538
	Medifast Inc.	7,584	510
	B&G Foods Inc.	46,582	489
*	USANA Health Sciences Inc.	7,561	405
*,1	Beyond Meat Inc.	42,680	380
	Tootsie Roll Industries Inc.	10,862	361
	ACCO Brands Corp.	59,091	359
	Calavo Growers Inc.	12,130	357
*	Vital Farms Inc.	19,900	312
	Turning Point Brands Inc.	11,701	308
*	Mission Produce Inc.	28,628	289
*	Duckhorn Portfolio Inc.	27,109	267
*	Seneca Foods Corp. Class A	4,915	258
	Oil-Dri Corp. of America	3,586	241
*,1	Westrock Coffee Co.	21,900	224
*	Beauty Health Co.	66,859	208
*	Olaplex Holdings Inc.	81,743	208
*	LifeMD Inc.	23,838	198
	Limoneira Co.	9,259	191
		Shares	Market Value• ($000)
	Natural Grocers by Vitamin Cottage Inc.	9,195	147
*	HF Foods Group Inc.	25,551	136
*,1	BRC Inc. Class A	36,500	133
	PetMed Express Inc.	17,072	129
*	Honest Co. Inc.	38,800	128
*	Whole Earth Brands Inc.	37,141	127
*	Lifecore Biomedical Inc.	18,610	115
*	Nature's Sunshine Products Inc.	6,506	113
	Village Super Market Inc. Class A	3,722	98
*	Mama's Creations Inc.	19,100	94
*	GrowGeneration Corp.	28,800	72
*	Veru Inc.	82,146	59
*	Zevia PBC Class A	22,600	45
*	Benson Hill Inc.	139,100	24
*	Real Good Food Co. Inc. Class A	12,500	19
*	PLBY Group Inc.	16,900	17
*	ProPhase Labs Inc.	3,600	16
*	Natural Alternatives International Inc.	2,268	15
*	Local Bounti Corp.	2,531	5
*	22nd Century Group Inc.	2,026	—
			1,500,760
Energy (2.5%)
	Exxon Mobil Corp.	2,755,833	275,528
	Chevron Corp.	1,233,565	183,999
	ConocoPhillips	817,236	94,857
	Schlumberger NV	977,389	50,863
	EOG Resources Inc.	401,211	48,526
	Phillips 66	302,750	40,308
	Marathon Petroleum Corp.	261,278	38,763
	Pioneer Natural Resources Co.	160,458	36,084
	Valero Energy Corp.	234,121	30,436
	Williams Cos. Inc.	836,483	29,135
	ONEOK Inc.	400,846	28,147
	Hess Corp.	190,307	27,435
	Occidental Petroleum Corp.	453,753	27,094
	Cheniere Energy Inc.	155,553	26,554
	Baker Hughes Co. Class A	689,120	23,554
	Kinder Morgan Inc.	1,299,609	22,925
	Devon Energy Corp.	439,794	19,923
	Halliburton Co.	549,559	19,867
	Diamondback Energy Inc.	122,952	19,067
	Targa Resources Corp.	155,111	13,475
	Coterra Energy Inc.	490,870	12,527
*	First Solar Inc.	69,782	12,022
*	Enphase Energy Inc.	88,607	11,709
	EQT Corp.	284,572	11,002
	Marathon Oil Corp.	402,605	9,727
	Ovintiv Inc.	186,070	8,172
	APA Corp.	209,522	7,518
	Texas Pacific Land Corp.	4,259	6,697
	Chesapeake Energy Corp.	85,176	6,553
	HF Sinclair Corp.	107,173	5,956
	TechnipFMC plc	289,400	5,829
	NOV Inc.	268,577	5,447
*	Southwestern Energy Co.	764,481	5,007
*	Weatherford International plc	50,000	4,892
	Range Resources Corp.	159,600	4,858
	Permian Resources Corp. Class A	334,305	4,547
	Chord Energy Corp.	27,120	4,508
	Civitas Resources Inc.	65,353	4,469
*	Antero Resources Corp.	189,333	4,294
	Murphy Oil Corp.	99,445	4,242
	Matador Resources Co.	74,415	4,231
	ChampionX Corp.	133,917	3,912
	Noble Corp. plc	77,975	3,755
	DT Midstream Inc.	66,539	3,646
	PBF Energy Inc. Class A	75,400	3,315

Balanced Index Fund
		Shares	Market Value• ($000)
*	Transocean Ltd.	518,384	3,292
	SM Energy Co.	81,700	3,163
	Patterson-UTI Energy Inc.	292,105	3,155
	Antero Midstream Corp.	235,147	2,946
	Equitrans Midstream Corp.	285,933	2,911
	Arcosa Inc.	33,554	2,773
	California Resources Corp.	48,463	2,650
	Alpha Metallurgical Resources Inc.	7,496	2,541
	Magnolia Oil & Gas Corp. Class A	118,475	2,522
	New Fortress Energy Inc.	64,575	2,436
*	Tidewater Inc.	31,935	2,303
	Northern Oil & Gas Inc.	62,099	2,302
	Helmerich & Payne Inc.	60,458	2,190
	Warrior Met Coal Inc.	35,815	2,184
	Cactus Inc. Class A	44,233	2,008
	Arch Resources Inc.	11,992	1,990
*	CNX Resources Corp.	98,899	1,978
	Viper Energy Inc. Class A	62,254	1,954
	Liberty Energy Inc. Class A	106,900	1,939
*,1	Plug Power Inc.	422,976	1,903
*	Shoals Technologies Group Inc. Class A	117,735	1,830
	Peabody Energy Corp.	74,600	1,814
*	Array Technologies Inc.	98,465	1,654
*	NEXTracker Inc. Class A	33,575	1,573
	CONSOL Energy Inc.	15,600	1,568
*	Oceaneering International Inc.	72,492	1,543
	Archrock Inc.	97,551	1,502
*	Par Pacific Holdings Inc.	36,239	1,318
*	Callon Petroleum Co.	40,387	1,309
	Sitio Royalties Corp. Class A	55,468	1,304
*	Gulfport Energy Corp.	9,028	1,203
*	Talos Energy Inc.	77,027	1,096
*	Helix Energy Solutions Group Inc.	105,500	1,085
*	Green Plains Inc.	41,000	1,034
	Delek US Holdings Inc.	39,494	1,019
*	Fluence Energy Inc.	39,386	939
*	Diamond Offshore Drilling Inc.	71,700	932
*	Vital Energy Inc.	19,550	889
*	NOW Inc.	74,488	843
	World Kinect Corp.	34,851	794
*	Ameresco Inc. Class A	23,094	731
	Crescent Energy Co. Class A	54,398	719
	CVR Energy Inc.	22,241	674
*	MRC Global Inc.	60,200	663
	Atlas Energy Solutions Inc. Class A	37,592	647
	SunCoke Energy Inc.	59,664	641
	Core Laboratories Inc.	33,200	586
	Comstock Resources Inc.	64,100	567
*	REX American Resources Corp.	11,839	560
*,1	ChargePoint Holdings Inc.	233,000	545
*	Dril-Quip Inc.	23,177	539
*	ProPetro Holding Corp.	63,300	530
*	Nabors Industries Ltd.	6,400	522
*	Bristow Group Inc. Class A	18,117	512
*	NextDecade Corp.	107,200	511
	Kinetik Holdings Inc. Class A	15,102	504
	RPC Inc.	68,616	500
*,1	Centrus Energy Corp. Class A	8,083	440
*	SilverBow Resources Inc.	14,967	435
*,1	FuelCell Energy Inc.	270,302	432
*,1	Stem Inc.	105,000	407
*	Newpark Resources Inc.	55,400	368
*	TETRA Technologies Inc.	81,500	368
*	Montauk Renewables Inc.	40,536	361
	Select Water Solutions Inc. Class A	46,035	349
*	Oil States International Inc.	50,800	345
	Vitesse Energy Inc.	15,243	334
		Shares	Market Value• ($000)
	Berry Corp.	47,100	331
	VAALCO Energy Inc.	72,169	324
	Ramaco Resources Inc. Class A	18,625	320
*,1	SunPower Corp.	63,536	307
*,1	Tellurian Inc.	405,500	306
*	SEACOR Marine Holdings Inc.	22,548	284
	Kodiak Gas Services Inc.	14,020	282
	SandRidge Energy Inc.	20,416	279
*	DMC Global Inc.	14,657	276
[1]	HighPeak Energy Inc.	19,400	276
*	EVgo Inc. Class A	73,700	264
	W&T Offshore Inc.	74,445	243
*	Forum Energy Technologies Inc.	8,700	193
*	American Superconductor Corp.	17,108	191
*	Gevo Inc.	156,500	182
	Solaris Oilfield Infrastructure Inc. Class A	21,551	172
*	Amplify Energy Corp.	27,400	162
*	Natural Gas Services Group Inc.	10,000	161
*	Hallador Energy Co.	15,236	135
*	ProFrac Holding Corp. Class A	15,926	135
*	KLX Energy Services Holdings Inc.	11,351	128
*	Matrix Service Co.	12,854	126
*	Solid Power Inc.	87,000	126
	Granite Ridge Resources Inc.	20,700	125
	Evolution Petroleum Corp.	20,558	119
*	TPI Composites Inc.	27,321	113
*	Empire Petroleum Corp.	10,300	113
*	Ring Energy Inc.	74,543	109
*,1	Aemetis Inc.	20,069	105
	NACCO Industries Inc. Class A	2,823	103
	Ranger Energy Services Inc. Class A	9,800	100
	Riley Exploration Permian Inc.	3,500	95
	Epsilon Energy Ltd.	18,200	92
*	OPAL Fuels Inc. Class A	14,600	81
*	Geospace Technologies Corp.	5,246	68
*	Flotek Industries Inc.	16,184	63
	Ramaco Resources Inc. Class B	3,725	50
	PHX Minerals Inc.	13,999	45
*,1	Beam Global	5,900	42
*	American Resources Corp.	26,300	39
*	ESS Tech Inc.	33,409	38
*	FTC Solar Inc.	44,004	30
*	Nine Energy Service Inc.	10,400	28
	Enviva Inc.	23,600	24
			1,310,339
Financials (6.6%)
*	Berkshire Hathaway Inc. Class B	1,141,011	406,953
	JPMorgan Chase & Co.	1,988,130	338,181
	Bank of America Corp.	4,624,402	155,704
	Wells Fargo & Co.	2,497,109	122,908
	S&P Global Inc.	217,856	95,970
	Goldman Sachs Group Inc.	224,278	86,520
	Morgan Stanley	846,574	78,943
	BlackRock Inc.	92,041	74,719
	Charles Schwab Corp.	974,764	67,064
	Citigroup Inc.	1,248,967	64,247
	Marsh & McLennan Cos. Inc.	339,074	64,244
	Progressive Corp.	402,618	64,129
	Blackstone Inc.	488,722	63,984
	Chubb Ltd.	280,764	63,453
	CME Group Inc.	247,792	52,185
	Intercontinental Exchange Inc.	393,641	50,555
	US Bancorp	1,069,490	46,288
*	Berkshire Hathaway Inc. Class A	79	42,867
	PNC Financial Services Group Inc.	273,505	42,352
	Moody's Corp.	106,961	41,775
	Aon plc Class A	130,859	38,083

Balanced Index Fund
		Shares	Market Value• ($000)
	KKR & Co. Inc.	456,902	37,854
	Truist Financial Corp.	915,716	33,808
	Arthur J Gallagher & Co.	148,653	33,429
	Aflac Inc.	401,257	33,104
	American International Group Inc.	481,989	32,655
	Travelers Cos. Inc.	157,015	29,910
	MSCI Inc. Class A	51,632	29,206
	Bank of New York Mellon Corp.	528,126	27,489
	Ameriprise Financial Inc.	69,212	26,289
	Prudential Financial Inc.	247,395	25,657
	Apollo Global Management Inc.	273,076	25,448
	Allstate Corp.	180,165	25,220
	MetLife Inc.	381,279	25,214
	Discover Financial Services	171,762	19,306
*	Coinbase Global Inc. Class A	105,676	18,379
*	Arch Capital Group Ltd.	245,401	18,226
	Willis Towers Watson plc	71,041	17,135
	Broadridge Financial Solutions Inc.	80,908	16,647
	Hartford Financial Services Group Inc.	206,570	16,604
	T. Rowe Price Group Inc.	152,911	16,467
	Nasdaq Inc.	277,920	16,158
	Fifth Third Bancorp	465,220	16,045
	State Street Corp.	201,193	15,584
	M&T Bank Corp.	113,640	15,578
	Raymond James Financial Inc.	128,713	14,352
	Ares Management Corp. Class A	115,400	13,723
	Cboe Global Markets Inc.	73,223	13,075
	Principal Financial Group Inc.	163,156	12,836
	Huntington Bancshares Inc.	983,030	12,504
	FactSet Research Systems Inc.	26,111	12,456
	Regions Financial Corp.	638,780	12,380
*	Markel Group Inc.	8,595	12,204
	LPL Financial Holdings Inc.	52,129	11,866
	Northern Trust Corp.	135,128	11,402
	Brown & Brown Inc.	156,397	11,121
	Cincinnati Financial Corp.	107,480	11,120
	Everest Group Ltd.	29,986	10,602
	Citizens Financial Group Inc.	303,928	10,072
	First Citizens BancShares Inc. Class A	6,991	9,920
	W R Berkley Corp.	132,730	9,387
	KeyCorp	641,064	9,231
	Fidelity National Financial Inc.	179,260	9,146
	Loews Corp.	120,875	8,412
	Equitable Holdings Inc.	232,057	7,728
	MarketAxess Holdings Inc.	26,283	7,697
	Globe Life Inc.	60,475	7,361
	Reinsurance Group of America Inc.	45,228	7,317
	Tradeweb Markets Inc. Class A	78,816	7,163
	RenaissanceRe Holdings Ltd.	35,985	7,053
	Carlyle Group Inc.	172,721	7,028
	East West Bancorp Inc.	96,295	6,928
	Annaly Capital Management Inc.	344,778	6,678
	Ally Financial Inc.	189,358	6,612
	Assurant Inc.	36,035	6,072
	Webster Financial Corp.	116,453	5,911
*	SoFi Technologies Inc.	590,346	5,874
	Erie Indemnity Co. Class A	17,456	5,846
	American Financial Group Inc.	48,912	5,815
	Interactive Brokers Group Inc. Class A	69,032	5,723
	Franklin Resources Inc.	184,495	5,496
	Invesco Ltd.	305,900	5,457
	First Horizon Corp.	378,443	5,359
*	Robinhood Markets Inc. Class A	413,681	5,270
	Kinsale Capital Group Inc.	15,471	5,181
	Voya Financial Inc.	70,908	5,173
	Unum Group	113,712	5,142
	Old Republic International Corp.	174,499	5,130
		Shares	Market Value• ($000)
	SEI Investments Co.	80,473	5,114
	Comerica Inc.	90,289	5,039
	Morningstar Inc.	17,442	4,993
	Primerica Inc.	23,996	4,937
	New York Community Bancorp Inc.	473,063	4,839
	Blue Owl Capital Inc. Class A	314,699	4,689
	Stifel Financial Corp.	67,417	4,662
	Western Alliance Bancorp	70,495	4,638
	AGNC Investment Corp.	464,414	4,556
	Zions Bancorp NA	100,959	4,429
	SouthState Corp.	51,807	4,375
	Pinnacle Financial Partners Inc.	49,919	4,354
	Starwood Property Trust Inc.	206,543	4,342
	Cullen/Frost Bankers Inc.	39,992	4,339
	First American Financial Corp.	66,626	4,293
	Commerce Bancshares Inc.	79,440	4,243
	Houlihan Lokey Inc. Class A	35,179	4,218
	Prosperity Bancshares Inc.	61,679	4,178
	Selective Insurance Group Inc.	41,379	4,116
	Jefferies Financial Group Inc.	100,899	4,077
	Popular Inc.	48,911	4,014
	OneMain Holdings Inc.	80,758	3,973
	RLI Corp.	29,766	3,962
	Evercore Inc. Class A	22,949	3,925
	Columbia Banking System Inc.	144,418	3,853
	Wintrust Financial Corp.	41,173	3,819
	Cadence Bank	128,917	3,815
	Bank OZK	76,506	3,812
	Essent Group Ltd.	68,186	3,596
	MGIC Investment Corp.	186,126	3,590
	Synovus Financial Corp.	93,697	3,528
*	Marathon Digital Holdings Inc.	148,081	3,478
	United Bankshares Inc.	91,036	3,418
	Affiliated Managers Group Inc.	22,516	3,409
	Rithm Capital Corp.	316,640	3,382
	FNB Corp.	243,029	3,347
	Old National Bancorp	197,667	3,339
	Corebridge Financial Inc.	152,837	3,310
	Valley National Bancorp	303,307	3,294
	Home BancShares Inc.	124,157	3,145
	Glacier Bancorp Inc.	76,097	3,144
	Radian Group Inc.	108,089	3,086
	Lincoln National Corp.	114,273	3,082
	FirstCash Holdings Inc.	27,311	2,960
*	Ryan Specialty Holdings Inc. Class A	68,771	2,959
	Axis Capital Holdings Ltd.	52,774	2,922
*	American Equity Investment Life Holding Co.	52,251	2,916
	SLM Corp.	152,431	2,915
	First Financial Bankshares Inc.	94,248	2,856
	Jackson Financial Inc. Class A	55,686	2,851
	Assured Guaranty Ltd.	37,675	2,819
	Hamilton Lane Inc. Class A	24,746	2,807
	Janus Henderson Group plc	93,010	2,804
	Hancock Whitney Corp.	57,329	2,786
*	Mr Cooper Group Inc.	42,066	2,739
	Hanover Insurance Group Inc.	22,159	2,691
*	Enstar Group Ltd.	9,098	2,678
	Lazard Ltd. Class A	76,107	2,649
	Moelis & Co. Class A	46,976	2,637
	White Mountains Insurance Group Ltd.	1,699	2,557
	Walker & Dunlop Inc.	22,070	2,450
*	Brighthouse Financial Inc.	45,013	2,382
[1]	Blackstone Mortgage Trust Inc. Class A	109,533	2,330
	Ameris Bancorp	43,077	2,285
	ServisFirst Bancshares Inc.	34,271	2,284
	UMB Financial Corp.	26,776	2,237
	United Community Banks Inc.	75,735	2,216

Balanced Index Fund
		Shares	Market Value• ($000)
*	Riot Platforms Inc.	137,935	2,134
*	Texas Capital Bancshares Inc.	32,774	2,118
	Associated Banc-Corp	97,960	2,095
	CNO Financial Group Inc.	74,211	2,071
	Artisan Partners Asset Management Inc. Class A	46,793	2,067
	Piper Sandler Cos.	11,800	2,063
	Cathay General Bancorp	45,973	2,049
	Bank of Hawaii Corp.	28,238	2,046
*	Genworth Financial Inc. Class A	303,055	2,024
	International Bancshares Corp.	37,046	2,012
	Kemper Corp.	41,274	2,009
	First Hawaiian Inc.	86,538	1,978
*,1	Upstart Holdings Inc.	48,071	1,964
	WSFS Financial Corp.	42,588	1,956
	Community Bank System Inc.	37,485	1,953
	BGC Group Inc. Class A	270,372	1,952
	Federated Hermes Inc. Class B	57,407	1,944
	Pacific Premier Bancorp Inc.	65,826	1,916
*	Credit Acceptance Corp.	3,578	1,906
*	Axos Financial Inc.	34,815	1,901
	First Bancorp	115,016	1,892
	TPG Inc. Class A	43,491	1,878
	Fulton Financial Corp.	113,650	1,871
	CVB Financial Corp.	92,505	1,868
	Atlantic Union Bankshares Corp.	50,612	1,849
	Independent Bank Corp.	27,759	1,827
	First Interstate BancSystem Inc. Class A	58,498	1,799
[1]	Arbor Realty Trust Inc.	117,263	1,780
*	Clearwater Analytics Holdings Inc. Class A	87,286	1,748
	Seacoast Banking Corp. of Florida	58,862	1,675
	Simmons First National Corp. Class A	83,944	1,665
	PJT Partners Inc. Class A	15,926	1,622
	First Merchants Corp.	43,152	1,600
	BankUnited Inc.	48,789	1,582
	Eastern Bankshares Inc.	111,059	1,577
*	NMI Holdings Inc. Class A	52,596	1,561
	PennyMac Financial Services Inc.	17,187	1,519
	First Financial Bancorp	61,691	1,465
*	StoneX Group Inc.	18,861	1,393
	NBT Bancorp Inc.	32,516	1,363
	WaFd Inc.	41,287	1,361
	Cohen & Steers Inc.	17,735	1,343
	Renasant Corp.	39,385	1,327
	Towne Bank	44,601	1,327
	BOK Financial Corp.	15,414	1,320
	Park National Corp.	9,901	1,315
*	Bancorp Inc.	33,463	1,290
	Independent Bank Group Inc.	25,329	1,289
	Virtu Financial Inc. Class A	63,481	1,286
	WesBanco Inc.	40,356	1,266
	StepStone Group Inc. Class A	39,484	1,257
	Banner Corp.	23,103	1,237
	Apollo Commercial Real Estate Finance Inc.	105,000	1,233
*	Triumph Financial Inc.	15,321	1,228
	OFG Bancorp	32,183	1,206
*	Rocket Cos. Inc. Class A	82,700	1,198
	BancFirst Corp.	12,263	1,194
	Lakeland Financial Corp.	17,865	1,164
	Stewart Information Services Corp.	19,820	1,164
	Virtus Investment Partners Inc.	4,811	1,163
	Enterprise Financial Services Corp.	25,941	1,158
	Banc of California Inc.	85,794	1,152
	Hilltop Holdings Inc.	32,662	1,150
	City Holding Co.	10,342	1,140
	Trustmark Corp.	40,044	1,116
*	Customers Bancorp Inc.	19,111	1,101
*	BRP Group Inc. Class A	45,663	1,097
		Shares	Market Value• ($000)
	Westamerica Bancorp	19,452	1,097
	Federal Agricultural Mortgage Corp. Class C	5,682	1,087
	Claros Mortgage Trust Inc.	79,600	1,085
	Ready Capital Corp.	104,696	1,073
	Northwest Bancshares Inc.	85,607	1,068
	National Bank Holdings Corp. Class A	28,171	1,048
	First Commonwealth Financial Corp.	66,653	1,029
	FB Financial Corp.	25,633	1,021
	Heartland Financial USA Inc.	27,004	1,016
*	Goosehead Insurance Inc. Class A	13,204	1,001
	Ladder Capital Corp. Class A	85,925	989
	Hope Bancorp Inc.	80,705	975
	Live Oak Bancshares Inc.	21,351	971
	PennyMac Mortgage Investment Trust	64,934	971
	First Bancorp (XNGS)	26,203	970
*	Enova International Inc.	17,312	958
	Horace Mann Educators Corp.	29,216	955
*	Palomar Holdings Inc.	17,157	952
	Navient Corp.	50,725	945
	Stock Yards Bancorp Inc.	17,792	916
	Compass Diversified Holdings	40,800	916
	Provident Financial Services Inc.	50,630	913
*	Oscar Health Inc. Class A	98,464	901
	S&T Bancorp Inc.	26,932	900
	Pathward Financial Inc.	16,753	887
	Victory Capital Holdings Inc. Class A	25,303	871
	Safehold Inc.	37,045	867
	Stellar Bancorp Inc.	30,835	858
	Two Harbors Investment Corp.	61,358	855
	Sandy Spring Bancorp Inc.	30,963	843
	Chimera Investment Corp.	168,631	841
	TriCo Bancshares	19,565	841
	MFA Financial Inc.	74,007	834
	First Busey Corp.	32,976	818
	Safety Insurance Group Inc.	10,682	812
*	Skyward Specialty Insurance Group Inc.	23,670	802
	Veritex Holdings Inc.	34,377	800
	Franklin BSP Realty Trust Inc.	59,221	800
	Peoples Bancorp Inc.	22,717	767
	Origin Bancorp Inc.	21,050	749
*	Encore Capital Group Inc.	14,715	747
	OceanFirst Financial Corp.	42,992	746
	Berkshire Hills Bancorp Inc.	30,001	745
	Nelnet Inc. Class A	8,371	739
	Mercury General Corp.	19,781	738
*	Cannae Holdings Inc.	37,442	731
*	PRA Group Inc.	27,748	727
	Nicolet Bankshares Inc.	8,820	710
*	SiriusPoint Ltd.	61,122	709
	Dime Community Bancshares Inc.	26,247	707
	Lakeland Bancorp Inc.	47,448	702
	National Western Life Group Inc. Class A	1,444	698
	Southside Bancshares Inc.	22,295	698
	BrightSpire Capital Inc. Class A	90,713	675
	German American Bancorp Inc.	20,763	673
	Premier Financial Corp.	27,886	672
	Brookline Bancorp Inc.	61,007	666
	Enact Holdings Inc.	23,000	664
*	LendingClub Corp.	75,742	662
	Ellington Financial Inc.	51,641	656
	Employers Holdings Inc.	16,575	653
*,1	Lemonade Inc.	40,408	652
	ConnectOne Bancorp Inc.	27,819	637
[1]	ARMOUR Residential REIT Inc.	32,944	637
	TFS Financial Corp.	43,322	636
	Capitol Federal Financial Inc.	98,512	635
	WisdomTree Inc.	91,621	635

Balanced Index Fund
		Shares	Market Value• ($000)
	F&G Annuities & Life Inc.	13,447	619
	AMERISAFE Inc.	13,025	609
*,1	Trupanion Inc.	19,975	609
	First Bancshares Inc.	20,691	607
	Redwood Trust Inc.	79,346	588
	Bank First Corp.	6,772	587
*	Open Lending Corp.	67,137	571
	ProAssurance Corp.	40,958	565
	QCR Holdings Inc.	9,550	558
	Eagle Bancorp Inc.	18,256	550
	Tompkins Financial Corp.	9,076	547
	New York Mortgage Trust Inc.	64,067	547
	Heritage Financial Corp.	24,999	535
*	Ambac Financial Group Inc.	31,321	516
	Preferred Bank	6,991	511
	KKR Real Estate Finance Trust Inc.	38,141	505
	Univest Financial Corp.	22,527	496
	Community Trust Bancorp Inc.	11,278	495
	Amerant Bancorp Inc. Class A	19,621	482
	Mercantile Bank Corp.	11,852	479
	Dynex Capital Inc.	38,200	478
	UWM Holdings Corp. Class A	66,500	475
	Midland States Bancorp Inc.	17,164	473
*	AssetMark Financial Holdings Inc.	15,755	472
	Old Second Bancorp Inc.	29,667	458
	First Mid Bancshares Inc.	12,767	443
	Brightsphere Investment Group Inc.	22,782	437
	HCI Group Inc.	4,980	435
*	Metropolitan Bank Holding Corp.	7,788	431
	TrustCo Bank Corp.	13,865	431
	Merchants Bancorp	9,858	420
	Great Southern Bancorp Inc.	6,982	414
*	Columbia Financial Inc.	20,913	403
	Washington Trust Bancorp Inc.	12,408	402
	Hanmi Financial Corp.	20,656	401
*	CrossFirst Bankshares Inc.	29,303	398
	Southern Missouri Bancorp Inc.	7,423	396
	Camden National Corp.	10,384	391
	Heritage Commerce Corp.	39,071	388
	Byline Bancorp Inc.	16,290	384
	1st Source Corp.	6,933	381
	Amalgamated Financial Corp.	13,999	377
	Kearny Financial Corp.	41,417	372
	Central Pacific Financial Corp.	18,857	371
	Shore Bancshares Inc.	26,065	371
	Northfield Bancorp Inc.	29,033	365
	First Community Bankshares Inc.	9,546	354
	HomeTrust Bancshares Inc.	13,088	352
	Equity Bancshares Inc. Class A	10,342	351
	United Fire Group Inc.	17,375	350
	HarborOne Bancorp Inc.	29,083	348
	Horizon Bancorp Inc.	24,347	348
	Universal Insurance Holdings Inc.	21,782	348
	Farmers National Banc Corp.	23,843	345
	Diamond Hill Investment Group Inc.	2,051	340
	Cambridge Bancorp	4,871	338
	First Foundation Inc.	34,444	333
	Flushing Financial Corp.	20,120	332
	CNB Financial Corp.	14,373	325
	Independent Bank Corp. (Michigan)	12,460	324
	P10 Inc. Class A	31,735	324
	SmartFinancial Inc.	13,047	320
*	World Acceptance Corp.	2,432	317
	Peapack-Gladstone Financial Corp.	10,598	316
	Macatawa Bank Corp.	27,543	311
	American National Bankshares Inc.	6,302	307
	Arrow Financial Corp.	10,928	305
		Shares	Market Value• ($000)
	Esquire Financial Holdings Inc.	6,049	302
	Tiptree Inc. Class A	15,559	295
	First Financial Corp.	6,821	294
	Republic Bancorp Inc. Class A	5,332	294
	Burke & Herbert Financial Services Corp.	4,600	289
	Metrocity Bankshares Inc.	12,006	288
	Capstar Financial Holdings Inc.	15,265	286
*	Coastal Financial Corp.	6,441	286
	Capital City Bank Group Inc.	9,619	283
	Bar Harbor Bankshares	9,406	276
*	Forge Global Holdings Inc.	79,468	273
[1]	Donegal Group Inc. Class B	20,464	271
*	Southern California Bancorp	15,429	268
*	EZCORP Inc. Class A	30,070	263
	RBB Bancorp	13,800	263
	Bank of Marin Bancorp	11,775	259
	Business First Bancshares Inc.	10,327	255
*	Carter Bankshares Inc.	16,854	252
	First Bank	17,027	250
*	LendingTree Inc.	8,224	249
	First of Long Island Corp.	18,784	249
	Northrim Bancorp Inc.	4,327	248
	Alerus Financial Corp.	11,041	247
	Orchid Island Capital Inc.	29,283	247
	TPG RE Finance Trust Inc.	37,900	246
	Home Bancorp Inc.	5,803	244
[1]	B. Riley Financial Inc.	11,394	239
	Granite Point Mortgage Trust Inc.	40,300	239
[1]	NewtekOne Inc.	16,800	232
	Invesco Mortgage Capital Inc.	25,990	230
	Waterstone Financial Inc.	16,159	229
	FS Bancorp Inc.	6,138	227
	John Marshall Bancorp Inc.	10,000	226
	GCM Grosvenor Inc. Class A	25,046	224
	Guaranty Bancshares Inc.	6,616	222
	Summit Financial Group Inc.	7,124	219
	Orange County Bancorp Inc.	3,619	218
	ACNB Corp.	4,849	217
	BayCom Corp.	9,050	214
	Financial Institutions Inc.	10,038	214
	Unity Bancorp Inc.	7,156	212
	Peoples Financial Services Corp.	4,308	210
	Central Valley Community Bancorp	9,286	208
	First Bancorp Inc.	7,333	207
	MBIA Inc.	33,738	207
	James River Group Holdings Ltd.	22,386	207
	Five Star Bancorp	7,900	207
	Oppenheimer Holdings Inc. Class A	4,996	206
	Parke Bancorp Inc.	10,184	206
	Timberland Bancorp Inc.	6,506	205
	West Bancorp Inc.	9,617	204
	Red River Bancshares Inc.	3,606	202
*	loanDepot Inc. Class A	57,100	201
*	Blue Foundry Bancorp	20,773	201
	Southern States Bancshares Inc.	6,798	199
*	Greenlight Capital Re Ltd. Class A	17,350	198
	Capital Bancorp Inc.	8,094	196
	PCB Bancorp	10,610	196
	Citizens & Northern Corp.	8,711	195
	Citizens Financial Services Inc.	3,008	195
	Enterprise Bancorp Inc.	6,024	194
	Sierra Bancorp	8,494	192
*	California Bancorp	7,737	192
*	FVCBankcorp Inc.	13,437	191
	MidWestOne Financial Group Inc.	7,100	191
	Farmers & Merchants Bancorp Inc.	7,584	188
	AG Mortgage Investment Trust Inc.	29,599	188

Balanced Index Fund
		Shares	Market Value• ($000)
	Civista Bancshares Inc.	10,116	187
	Mid Penn Bancorp Inc.	7,647	186
*	American Coastal Insurance Corp.	19,600	185
	Investors Title Co.	1,135	184
	Codorus Valley Bancorp Inc.	7,091	182
	South Plains Financial Inc.	6,236	181
	Plumas Bancorp	4,330	179
	NexPoint Diversified Real Estate Trust	22,342	178
	First Business Financial Services Inc.	4,314	173
	Northeast Bank	3,074	170
	Primis Financial Corp.	13,308	169
*	Third Coast Bancshares Inc.	8,500	169
	Hingham Institution For Savings	862	168
*	Southern First Bancshares Inc.	4,512	167
	Seven Hills Realty Trust	12,900	167
	HBT Financial Inc.	7,843	166
	Middlefield Banc Corp.	5,094	165
	Regional Management Corp.	6,593	165
	MainStreet Bancshares Inc.	6,374	158
	Northeast Community Bancorp Inc.	8,905	158
	Fidelity D&D Bancorp Inc.	2,713	157
*	Bridgewater Bancshares Inc.	11,567	156
	Orrstown Financial Services Inc.	5,232	154
	Colony Bankcorp Inc.	11,200	149
*	Provident Bancorp Inc.	14,580	147
	Guild Holdings Co. Class A	10,380	146
	Evans Bancorp Inc.	4,577	144
	AFC Gamma Inc.	12,000	144
	Angel Oak Mortgage REIT Inc.	13,600	144
	Chicago Atlantic Real Estate Finance Inc.	8,900	144
	Greene County Bancorp Inc.	5,012	141
	ChoiceOne Financial Services Inc.	4,770	140
	Ames National Corp.	6,500	139
	Meridian Corp.	9,782	136
	National Bankshares Inc.	4,164	135
	Western New England Bancorp Inc.	14,848	134
	LINKBANCORP Inc.	16,648	133
*	eHealth Inc.	14,951	130
	First Internet Bancorp	5,320	129
	Hawthorn Bancshares Inc.	5,084	129
*	Ponce Financial Group Inc.	13,205	129
	Chemung Financial Corp.	2,549	127
	Princeton Bancorp Inc.	3,544	127
	MVB Financial Corp.	5,521	125
	Norwood Financial Corp.	3,727	123
*	Ocwen Financial Corp.	4,011	123
	First Northwest Bancorp	7,546	120
	HomeStreet Inc.	11,588	119
	ESSA Bancorp Inc.	5,800	116
	C&F Financial Corp.	1,671	114
	Franklin Financial Services Corp.	3,600	114
	BankFinancial Corp.	10,939	112
	Sachem Capital Corp.	30,000	112
	BCB Bancorp Inc.	8,673	111
*	USCB Financial Holdings Inc.	8,587	105
	First Community Corp.	4,821	104
	First Financial Northwest Inc.	7,628	103
*	Heritage Insurance Holdings Inc.	15,504	101
*	Hippo Holdings Inc.	10,907	99
	Virginia National Bankshares Corp.	2,852	98
	Penns Woods Bancorp Inc.	4,312	97
	Riverview Bancorp Inc.	14,806	95
	Crawford & Co. Class B	7,107	93
	Investar Holding Corp.	6,106	91
	OP Bancorp	8,347	91
*	Pioneer Bancorp Inc.	8,918	89
*	Citizens Inc. Class A	31,480	85
		Shares	Market Value• ($000)
	William Penn Bancorp	7,000	85
*	ECB Bancorp Inc.	6,780	85
	Bankwell Financial Group Inc.	2,772	84
	Great Ajax Corp.	15,903	84
*	Kingsway Financial Services Inc.	9,900	83
*	Hagerty Inc. Class A	10,600	83
*	Maiden Holdings Ltd.	35,700	82
*	Bakkt Holdings Inc.	36,100	81
	Eagle Bancorp Montana Inc.	5,063	80
*	Velocity Financial Inc.	4,566	79
	Cherry Hill Mortgage Investment Corp.	19,275	78
	Medallion Financial Corp.	7,764	76
	Old Point Financial Corp.	4,300	76
*	Security National Financial Corp. Class A	8,192	74
	Silvercrest Asset Management Group Inc. Class A	4,379	74
*	Oportun Financial Corp.	18,084	71
	Lument Finance Trust Inc.	30,449	71
	Summit State Bank	5,830	70
*	Sterling Bancorp Inc.	12,013	69
	First United Corp.	2,828	67
*	NI Holdings Inc.	5,165	67
	Nexpoint Real Estate Finance Inc.	4,115	65
*	Luther Burbank Corp.	5,847	63
*	SWK Holdings Corp.	3,546	62
	LCNB Corp.	3,752	59
*	First Western Financial Inc.	2,900	58
	Peoples Bancorp of North Carolina Inc.	1,927	58
	First Guaranty Bancshares Inc.	4,784	53
*	ACRES Commercial Realty Corp.	5,440	52
	Bank7 Corp.	1,874	51
*	Consumer Portfolio Services Inc.	5,489	51
	Westwood Holdings Group Inc.	3,791	48
	Finward Bancorp	1,917	48
*	GoHealth Inc. Class A	3,633	48
	Blue Ridge Bankshares Inc.	14,200	43
	Provident Financial Holdings Inc.	3,235	41
*	Heritage Global Inc.	14,800	41
	First Savings Financial Group Inc.	2,109	35
*	1895 Bancorp of Wisconsin Inc.	5,098	35
	Hanover Bancorp Inc.	1,939	34
	AmeriServ Financial Inc.	8,751	28
	US Global Investors Inc. Class A	9,831	28
	First Capital Inc.	1,002	27
*	Doma Holdings Inc.	5,696	26
*	Catalyst Bancorp Inc.	1,629	18
*	Great Elm Group Inc.	8,691	17
	Oak Valley Bancorp	539	16
*	BM Technologies Inc.	7,778	16
	Hennessy Advisors Inc.	2,219	15
*	Curo Group Holdings Corp.	17,313	14
	Safeguard Scientifics Inc.	12,586	10
*	Nicholas Financial Inc.	574	4
*	FG Financial Group Inc.	597	1
			3,451,418
Health Care (7.3%)
	Eli Lilly & Co.	587,701	342,583
	UnitedHealth Group Inc.	636,187	334,933
	Johnson & Johnson	1,655,966	259,556
	Merck & Co. Inc.	1,743,471	190,073
	AbbVie Inc.	1,214,919	188,276
	Thermo Fisher Scientific Inc.	265,676	141,018
	Abbott Laboratories	1,194,635	131,493
	Pfizer Inc.	3,883,497	111,806
	Amgen Inc.	368,344	106,090
	Danaher Corp.	457,312	105,795
*	Intuitive Surgical Inc.	242,295	81,741
	Elevance Health Inc.	161,607	76,207

Balanced Index Fund
		Shares	Market Value• ($000)
	Medtronic plc	915,498	75,419
*	Vertex Pharmaceuticals Inc.	177,348	72,161
	Bristol-Myers Squibb Co.	1,399,222	71,794
	Stryker Corp.	235,321	70,469
	Gilead Sciences Inc.	857,816	69,492
*	Regeneron Pharmaceuticals Inc.	70,067	61,539
	Cigna Group	201,252	60,265
*	Boston Scientific Corp.	1,008,710	58,314
	Zoetis Inc. Class A	284,223	56,097
	Becton Dickinson & Co.	199,892	48,740
	Humana Inc.	84,690	38,772
	HCA Healthcare Inc.	138,048	37,367
*	Dexcom Inc.	265,918	32,998
*	Edwards Lifesciences Corp.	417,135	31,807
*	IDEXX Laboratories Inc.	57,109	31,698
*	IQVIA Holdings Inc.	125,218	28,973
	Agilent Technologies Inc.	200,524	27,879
*	Centene Corp.	367,154	27,246
*	Biogen Inc.	99,647	25,786
*	Moderna Inc.	236,217	23,492
	GE HealthCare Technologies Inc.	266,141	20,578
	West Pharmaceutical Services Inc.	50,833	17,899
	ResMed Inc.	101,797	17,511
	Zimmer Biomet Holdings Inc.	143,461	17,459
*	Veeva Systems Inc. Class A	90,327	17,390
	Cardinal Health Inc.	168,880	17,023
*	Alnylam Pharmaceuticals Inc.	86,516	16,560
*	Illumina Inc.	109,391	15,232
	STERIS plc	67,905	14,929
*	Molina Healthcare Inc.	40,140	14,503
*	Align Technology Inc.	50,214	13,759
	Baxter International Inc.	348,335	13,467
	Laboratory Corp. of America Holdings	58,163	13,220
	Cooper Cos. Inc.	34,080	12,897
*	BioMarin Pharmaceutical Inc.	130,072	12,542
*	Hologic Inc.	165,209	11,804
	Quest Diagnostics Inc.	77,787	10,725
*	Avantor Inc.	464,592	10,607
*	Insulet Corp.	48,200	10,458
	Revvity Inc.	84,599	9,247
*	Exact Sciences Corp.	124,461	9,208
*	Neurocrine Biosciences Inc.	68,162	8,981
	Viatris Inc.	819,592	8,876
	Bio-Techne Corp.	109,757	8,469
*	Charles River Laboratories International Inc.	35,574	8,410
*	Incyte Corp.	131,657	8,267
	Teleflex Inc.	32,198	8,028
	Royalty Pharma plc Class A	258,850	7,271
*	United Therapeutics Corp.	32,722	7,195
*	Karuna Therapeutics Inc.	22,347	7,073
*	Henry Schein Inc.	89,100	6,746
*	Repligen Corp.	36,480	6,559
*	Penumbra Inc.	25,012	6,291
	Universal Health Services Inc. Class B	40,216	6,131
	Chemed Corp.	10,245	5,991
*	Sarepta Therapeutics Inc.	62,039	5,982
*	Cytokinetics Inc.	68,821	5,746
*	ImmunoGen Inc.	187,029	5,545
*	Tenet Healthcare Corp.	71,118	5,374
*	Catalent Inc.	118,837	5,339
*	Exelixis Inc.	219,278	5,260
*	Medpace Holdings Inc.	17,075	5,234
*	Elanco Animal Health Inc.	345,905	5,154
	DENTSPLY SIRONA Inc.	144,716	5,150
*	Jazz Pharmaceuticals plc	41,077	5,052
*	Natera Inc.	78,497	4,917
*	Shockwave Medical Inc.	25,667	4,891
		Shares	Market Value• ($000)
*	Ionis Pharmaceuticals Inc.	95,727	4,843
*	Acadia Healthcare Co. Inc.	61,411	4,775
	Bruker Corp.	63,270	4,649
	Encompass Health Corp.	68,504	4,571
*	Intra-Cellular Therapies Inc.	63,196	4,526
*	Bio-Rad Laboratories Inc. Class A	13,914	4,493
	Ensign Group Inc.	38,803	4,354
*	Globus Medical Inc. Class A	81,484	4,342
*	Inspire Medical Systems Inc.	20,499	4,170
*	Apellis Pharmaceuticals Inc.	69,422	4,156
*	Masimo Corp.	35,178	4,123
*	Option Care Health Inc.	120,904	4,073
*	HealthEquity Inc.	60,126	3,986
*	Blueprint Medicines Corp.	41,871	3,862
*	Vaxcyte Inc.	59,312	3,725
*	10X Genomics Inc. Class A	66,105	3,699
*	DaVita Inc.	34,893	3,655
*	Bridgebio Pharma Inc.	89,482	3,612
*	Halozyme Therapeutics Inc.	92,464	3,417
*	Alkermes plc	114,458	3,175
	Perrigo Co. plc	96,509	3,106
*	Insmed Inc.	99,653	3,088
*	REVOLUTION Medicines Inc.	106,304	3,049
*	Haemonetics Corp.	35,319	3,020
*	Lantheus Holdings Inc.	47,813	2,964
*	Amicus Therapeutics Inc.	201,243	2,856
*	Merit Medical Systems Inc.	37,098	2,818
*	Envista Holdings Corp.	117,110	2,818
*	Neogen Corp.	138,328	2,782
*	ACADIA Pharmaceuticals Inc.	86,965	2,723
*	agilon health Inc.	211,328	2,652
*	QuidelOrtho Corp.	35,002	2,580
*	Madrigal Pharmaceuticals Inc.	10,930	2,529
*	Ultragenyx Pharmaceutical Inc.	52,595	2,515
	Organon & Co.	173,684	2,505
*	Azenta Inc.	38,314	2,496
*	Glaukos Corp.	31,343	2,491
*	Evolent Health Inc. Class A	74,899	2,474
*	Teladoc Health Inc.	111,142	2,395
	CONMED Corp.	20,993	2,299
*	Mirati Therapeutics Inc.	38,259	2,248
*	Integer Holdings Corp.	22,655	2,245
*	Axonics Inc.	35,674	2,220
*	Arrowhead Pharmaceuticals Inc.	72,044	2,205
*	iRhythm Technologies Inc.	20,490	2,193
*	Progyny Inc.	58,592	2,178
*	Inari Medical Inc.	33,225	2,157
*	Fortrea Holdings Inc.	61,731	2,154
*	Krystal Biotech Inc.	17,347	2,152
*	Prestige Consumer Healthcare Inc.	34,970	2,141
*	Cerevel Therapeutics Holdings Inc.	50,448	2,139
*	Guardant Health Inc.	78,079	2,112
*	Doximity Inc. Class A	75,259	2,110
*	Axsome Therapeutics Inc.	26,106	2,078
*	Amedisys Inc.	21,094	2,005
*	Integra LifeSciences Holdings Corp.	44,594	1,942
*	Enovis Corp.	34,183	1,915
*	Pacific Biosciences of California Inc.	193,053	1,894
*	Corcept Therapeutics Inc.	57,704	1,874
	Premier Inc. Class A	83,691	1,871
*	Rhythm Pharmaceuticals Inc.	40,461	1,860
*	Cymabay Therapeutics Inc.	76,902	1,816
*	Intellia Therapeutics Inc.	57,738	1,760
*	Nuvalent Inc. Class A	23,666	1,742
*,1	Ginkgo Bioworks Holdings Inc. Class A	1,011,686	1,710
*	Surgery Partners Inc.	52,586	1,682
*	Immunovant Inc.	39,397	1,660

Balanced Index Fund
		Shares	Market Value• ($000)
*	CorVel Corp.	6,709	1,659
*	TransMedics Group Inc.	20,931	1,652
	Select Medical Holdings Corp.	69,345	1,630
*	Amphastar Pharmaceuticals Inc.	26,226	1,622
	Patterson Cos. Inc.	56,860	1,618
*	ICU Medical Inc.	16,003	1,596
*	TG Therapeutics Inc.	93,167	1,591
*	Crinetics Pharmaceuticals Inc.	43,649	1,553
*	SpringWorks Therapeutics Inc.	42,415	1,548
*	Denali Therapeutics Inc.	72,022	1,546
*	Celldex Therapeutics Inc.	37,931	1,504
*	Privia Health Group Inc.	65,217	1,502
*	Certara Inc.	83,831	1,475
*	Ideaya Biosciences Inc.	41,220	1,467
*	RadNet Inc.	41,556	1,445
*	PTC Therapeutics Inc.	51,936	1,431
*	Twist Bioscience Corp.	38,555	1,421
*	Veracyte Inc.	51,398	1,414
*	Arcellx Inc.	25,484	1,414
*	NeoGenomics Inc.	87,102	1,409
*	Rocket Pharmaceuticals Inc.	46,731	1,401
*	Beam Therapeutics Inc.	51,311	1,397
*	Arvinas Inc.	33,294	1,370
*	Tandem Diabetes Care Inc.	44,374	1,313
*	Iovance Biotherapeutics Inc.	153,847	1,251
*	PROCEPT BioRobotics Corp.	29,318	1,229
*	Vericel Corp.	34,444	1,227
*	Sotera Health Co.	72,231	1,217
*	Apollo Medical Holdings Inc.	31,197	1,195
*	Dynavax Technologies Corp.	85,461	1,195
*	Viking Therapeutics Inc.	63,875	1,189
*	Omnicell Inc.	30,920	1,163
*	Recursion Pharmaceuticals Inc. Class A	117,802	1,162
*	R1 RCM Inc.	109,795	1,161
*	AtriCure Inc.	32,046	1,144
*	Syndax Pharmaceuticals Inc.	52,955	1,144
*	RayzeBio Inc.	18,160	1,129
*	Myriad Genetics Inc.	58,423	1,118
*	Catalyst Pharmaceuticals Inc.	66,400	1,116
*	Novocure Ltd.	73,502	1,097
*	Addus HomeCare Corp.	11,566	1,074
*	Supernus Pharmaceuticals Inc.	36,654	1,061
*	Pacira BioSciences Inc.	31,254	1,054
*	Ironwood Pharmaceuticals Inc. Class A	91,420	1,046
*	STAAR Surgical Co.	32,970	1,029
*	Alphatec Holdings Inc.	65,358	988
	US Physical Therapy Inc.	10,460	974
*	Mirum Pharmaceuticals Inc.	31,701	936
*	Owens & Minor Inc.	48,573	936
*	Xencor Inc.	43,673	927
*	Protagonist Therapeutics Inc.	39,665	909
*	Ardelyx Inc.	146,000	905
*	Hims & Hers Health Inc.	99,700	887
*	UFP Technologies Inc.	5,136	884
*	Inhibrx Inc.	22,765	865
*	Relay Therapeutics Inc.	77,145	849
*	Ligand Pharmaceuticals Inc.	11,752	839
*	Warby Parker Inc. Class A	59,524	839
*	Agios Pharmaceuticals Inc.	37,588	837
*	Phreesia Inc.	36,022	834
	LeMaitre Vascular Inc.	14,392	817
	National HealthCare Corp.	8,738	808
*	Sage Therapeutics Inc.	36,148	783
*	Viridian Therapeutics Inc.	35,599	775
*	Akero Therapeutics Inc.	33,170	774
*	BioCryst Pharmaceuticals Inc.	129,109	773
*	Avanos Medical Inc.	34,214	767
		Shares	Market Value• ($000)
*	Geron Corp.	359,553	759
*	Collegium Pharmaceutical Inc.	24,298	748
*	Kymera Therapeutics Inc.	29,179	743
*	Kura Oncology Inc.	50,715	729
	Embecta Corp.	38,342	726
*	Scholar Rock Holding Corp.	38,094	716
*	Vir Biotechnology Inc.	71,121	715
*	Morphic Holding Inc.	24,600	710
*	Harmony Biosciences Holdings Inc.	21,970	710
*	Brookdale Senior Living Inc.	121,631	708
*	ADMA Biologics Inc.	156,471	707
*	Deciphera Pharmaceuticals Inc.	42,310	682
*	Quanterix Corp.	24,560	671
*	Arcus Biosciences Inc.	34,801	665
*	MannKind Corp.	181,020	659
*	Pliant Therapeutics Inc.	36,322	658
*	Cytek Biosciences Inc.	71,918	656
*,1	Cassava Sciences Inc.	28,700	646
*,1	Soleno Therapeutics Inc.	15,938	641
*	EyePoint Pharmaceuticals Inc.	27,707	640
*	ANI Pharmaceuticals Inc.	11,494	634
*	RxSight Inc.	15,417	622
*	MiMedx Group Inc.	70,200	616
*	Innoviva Inc.	38,215	613
*	Varex Imaging Corp.	29,662	608
*	Day One Biopharmaceuticals Inc.	41,661	608
*	Cabaletta Bio Inc.	26,492	601
*	Keros Therapeutics Inc.	15,069	599
*	89bio Inc.	53,428	597
*	Verve Therapeutics Inc.	40,860	570
*	Amylyx Pharmaceuticals Inc.	38,707	570
*	Editas Medicine Inc.	55,877	566
*	Alignment Healthcare Inc.	64,789	558
*	SI-BONE Inc.	26,195	550
*	Arcturus Therapeutics Holdings Inc.	17,443	550
*	RAPT Therapeutics Inc.	21,985	546
*	Accolade Inc.	45,110	542
*	4D Molecular Therapeutics Inc.	26,726	541
*	Alpine Immune Sciences Inc.	28,157	537
*	Maravai LifeSciences Holdings Inc. Class A	81,635	535
*	Zentalis Pharmaceuticals Inc.	34,601	524
	National Research Corp.	13,198	522
	HealthStream Inc.	19,291	521
*	REGENXBIO Inc.	28,991	520
*,1	Anavex Life Sciences Corp.	55,577	517
*	Pediatrix Medical Group Inc.	55,346	515
*	Revance Therapeutics Inc.	57,092	502
*	Healthcare Services Group Inc.	48,112	499
*	Disc Medicine Inc.	8,600	497
*	Amneal Pharmaceuticals Inc.	81,700	496
*	Travere Therapeutics Inc.	54,050	486
*	Tango Therapeutics Inc.	49,065	486
*	Artivion Inc.	26,789	479
*	Nevro Corp.	21,922	472
*	Adaptive Biotechnologies Corp.	95,724	469
*	Apogee Therapeutics Inc.	16,334	456
*	MacroGenics Inc.	46,700	449
*	CareDx Inc.	36,859	442
*	ACELYRIN Inc.	59,117	441
*	Zymeworks Inc.	42,300	439
*	Ambrx Biopharma Inc.	30,724	437
*	Fulgent Genetics Inc.	15,018	434
*	PetIQ Inc. Class A	21,893	432
*	Liquidia Corp.	35,629	429
*	Dyne Therapeutics Inc.	32,045	426
*	Avidity Biosciences Inc.	45,515	412
*	Tarsus Pharmaceuticals Inc.	20,360	412

Balanced Index Fund
		Shares	Market Value• ($000)
*	BioLife Solutions Inc.	25,159	409
*	Enhabit Inc.	39,395	408
*	Marinus Pharmaceuticals Inc.	37,350	406
*	Treace Medical Concepts Inc.	31,640	403
*	Altimmune Inc.	35,370	398
*	OmniAb Inc.	64,445	398
*	AdaptHealth Corp. Class A	53,335	389
*	LifeStance Health Group Inc.	49,673	389
*	OrthoPediatrics Corp.	11,689	380
*	Castle Biosciences Inc.	17,567	379
*	OraSure Technologies Inc.	45,774	375
*	GoodRx Holdings Inc. Class A	56,002	375
*	Kiniksa Pharmaceuticals Ltd. Class A	21,265	373
*	Olema Pharmaceuticals Inc.	26,604	373
*	Multiplan Corp.	257,400	371
	Atrion Corp.	977	370
*	OPKO Health Inc.	244,261	369
*	Orthofix Medical Inc.	26,885	362
	Tourmaline Bio Inc.	13,817	362
*	Theravance Biopharma Inc.	32,101	361
*,1	ImmunityBio Inc.	68,635	345
*	Savara Inc.	73,243	344
*	ModivCare Inc.	7,812	344
*	Fennec Pharmaceuticals Inc.	30,400	341
*	Edgewise Therapeutics Inc.	30,691	336
*	DocGo Inc.	60,100	336
*	Icosavax Inc.	20,890	329
*	Cogent Biosciences Inc.	55,453	326
*	Ocular Therapeutix Inc.	72,536	323
*	Alector Inc.	40,147	320
*	Paragon 28 Inc.	25,752	320
*	Vera Therapeutics Inc. Class A	20,452	315
*	MaxCyte Inc.	66,640	313
*	Health Catalyst Inc.	33,373	309
*,1	Novavax Inc.	64,400	309
*	Nurix Therapeutics Inc.	29,820	308
*	Silk Road Medical Inc.	24,351	299
*	Pennant Group Inc.	21,097	294
*	Zimvie Inc.	16,330	290
*	Community Health Systems Inc.	92,456	289
*	Surmodics Inc.	7,842	285
	iRadimed Corp.	5,991	284
*	Fulcrum Therapeutics Inc.	42,012	284
*	Avid Bioservices Inc.	43,517	283
*	KalVista Pharmaceuticals Inc.	23,051	282
*	Sana Biotechnology Inc.	69,018	282
*	Replimune Group Inc.	33,343	281
*	ALX Oncology Holdings Inc.	18,529	276
*	Pulmonx Corp.	21,458	274
*	AnaptysBio Inc.	12,700	272
*	Arbutus Biopharma Corp.	107,845	270
*	Evolus Inc.	25,400	267
*	HilleVax Inc.	16,335	262
*,1	Biomea Fusion Inc.	17,900	260
*	Caribou Biosciences Inc.	45,084	258
*	Avita Medical Inc.	18,756	257
*	American Well Corp. Class A	170,727	254
*,1	Prime Medicine Inc.	28,442	252
*	Harrow Inc.	22,257	249
*	908 Devices Inc.	22,158	249
*	AN2 Therapeutics Inc.	11,822	242
*	Voyager Therapeutics Inc.	28,600	241
*	Fate Therapeutics Inc.	63,965	239
*	Cerus Corp.	109,208	236
*	Phathom Pharmaceuticals Inc.	25,360	232
*	Tactile Systems Technology Inc.	16,140	231
*	Invivyd Inc.	58,006	229
		Shares	Market Value• ($000)
*	ORIC Pharmaceuticals Inc.	24,507	225
*	Sharecare Inc.	207,400	224
*	Clover Health Investments Corp. Class A	230,600	220
*	Coherus Biosciences Inc.	65,031	217
*	SomaLogic Inc.	85,614	217
*	Anika Therapeutics Inc.	9,542	216
*	Applied Therapeutics Inc.	64,309	215
*	Sutro Biopharma Inc.	49,072	210
*	Organogenesis Holdings Inc. Class A	51,218	209
*,1	Scilex Holding Co.	101,259	207
*	Lyell Immunopharma Inc.	105,726	205
*,1	Enliven Therapeutics Inc.	14,831	205
*,1	Esperion Therapeutics Inc.	68,175	204
*,1	Summit Therapeutics Inc.	77,925	203
*	Aerovate Therapeutics Inc.	8,963	203
*	CVRx Inc.	6,424	202
*	Axogen Inc.	29,257	200
*	Agenus Inc.	240,917	199
*,1	Korro Bio Inc.	4,115	197
*	Astria Therapeutics Inc.	25,200	194
*	Entrada Therapeutics Inc.	12,607	190
*	Semler Scientific Inc.	4,289	190
*,1	Genelux Corp.	13,500	189
*	Xeris Biopharma Holdings Inc.	79,815	188
*	Outset Medical Inc.	34,549	187
*	InfuSystem Holdings Inc.	17,567	185
*,1	Senseonics Holdings Inc.	324,200	185
*	Terns Pharmaceuticals Inc.	28,313	184
*	23andMe Holding Co. Class A	201,100	184
*	Bluebird Bio Inc.	132,508	183
*	Taysha Gene Therapies Inc.	102,518	181
*	Aura Biosciences Inc.	20,471	181
*	C4 Therapeutics Inc.	31,822	180
*	Arcutis Biotherapeutics Inc.	55,508	179
	Phibro Animal Health Corp. Class A	15,356	178
*	Agiliti Inc.	22,416	178
*	Vanda Pharmaceuticals Inc.	41,986	177
*	Y-mAbs Therapeutics Inc.	25,975	177
*	iTeos Therapeutics Inc.	16,182	177
	Utah Medical Products Inc.	2,090	176
*,1	Shattuck Labs Inc.	24,751	176
*	Accuray Inc.	61,258	173
*	AngioDynamics Inc.	22,092	173
*	Rigel Pharmaceuticals Inc.	119,340	173
*	Mersana Therapeutics Inc.	74,304	172
*	Tyra Biosciences Inc.	12,400	172
*	Absci Corp.	40,420	170
*	OptimizeRx Corp.	11,439	164
*	Viemed Healthcare Inc.	20,899	164
*	Third Harmonic Bio Inc.	14,820	163
*	Quantum-Si Inc.	80,152	161
*	Annexon Inc.	35,304	160
*	Monte Rosa Therapeutics Inc.	28,328	160
*	ARS Pharmaceuticals Inc.	29,000	159
*	TScan Therapeutics Inc.	27,200	159
*	Allogene Therapeutics Inc.	47,833	154
	SIGA Technologies Inc.	27,490	154
*,1	Zomedica Corp.	759,400	152
*	Cullinan Oncology Inc.	14,892	152
*,1	Sera Prognostics Inc. Class A	25,500	152
*	Akebia Therapeutics Inc.	119,228	148
*	CorMedix Inc.	39,265	148
*	Immuneering Corp. Class A	20,162	148
*	2seventy bio Inc.	34,344	147
*	Nuvation Bio Inc.	96,553	146
*	Allakos Inc.	52,074	142
*	Atea Pharmaceuticals Inc.	46,519	142

Balanced Index Fund
		Shares	Market Value• ($000)
*	Codexis Inc.	46,017	140
*	Lineage Cell Therapeutics Inc.	128,266	140
*	Ovid therapeutics Inc.	43,087	139
*	Harvard Bioscience Inc.	25,649	137
*	Verastem Inc.	16,780	137
*	Enanta Pharmaceuticals Inc.	14,469	136
*	Heron Therapeutics Inc.	78,614	134
*,1	Zynex Inc.	12,104	132
*	Sanara Medtech Inc.	3,200	132
*	Janux Therapeutics Inc.	12,324	132
*	GlycoMimetics Inc.	54,900	130
*,1	Lexicon Pharmaceuticals Inc.	84,532	129
*	Nkarta Inc.	19,414	128
*	Zevra Therapeutics Inc.	19,400	127
*,2	PDL BioPharma Inc.	78,003	126
*	Erasca Inc.	59,061	126
*	Precigen Inc.	93,207	125
*	Inozyme Pharma Inc.	29,430	125
*,1	Verrica Pharmaceuticals Inc.	16,816	123
*	Immunome Inc.	11,471	123
*	Aldeyra Therapeutics Inc.	34,700	122
*	Merrimack Pharmaceuticals Inc.	9,104	122
*	Puma Biotechnology Inc.	28,100	122
*	Bioventus Inc. Class A	23,179	122
*	Standard BioTools Inc.	54,000	119
*	Omeros Corp.	35,983	118
*	PMV Pharmaceuticals Inc.	37,924	118
*	Abeona Therapeutics Inc.	23,500	118
*	FONAR Corp.	5,825	114
*,1	scPharmaceuticals Inc.	18,200	114
*	Celcuity Inc.	7,727	113
*	Talkspace Inc.	44,538	113
*	Poseida Therapeutics Inc. Class A	32,859	110
*	Praxis Precision Medicines Inc.	4,924	110
*	Computer Programs & Systems Inc.	9,434	106
*,1	Invitae Corp.	162,468	102
*	Perspective Therapeutics Inc.	251,620	101
*	Acumen Pharmaceuticals Inc.	26,300	101
*	G1 Therapeutics Inc.	32,793	100
*	Tenaya Therapeutics Inc.	30,884	100
*	Mineralys Therapeutics Inc.	11,523	99
*	Inogen Inc.	17,882	98
*	Seres Therapeutics Inc.	69,975	98
*	Actinium Pharmaceuticals Inc.	19,281	98
*,1	PDS Biotechnology Corp.	19,304	96
*	Aquestive Therapeutics Inc.	47,200	95
*	Joint Corp.	9,539	92
*	Solid Biosciences Inc.	14,964	92
*,1	Pulse Biosciences Inc.	7,474	91
*	Sight Sciences Inc.	17,683	91
*	P3 Health Partners Inc.	64,200	91
*	Tela Bio Inc.	13,582	90
*	X4 Pharmaceuticals Inc.	107,908	90
*,1	Butterfly Network Inc.	83,143	90
*	Inovio Pharmaceuticals Inc.	175,516	89
*,1	CEL - SCI Corp.	31,842	87
*	Augmedix Inc.	14,861	87
*	Atossa Therapeutics Inc.	98,096	86
*	Ocugen Inc.	150,100	86
*	Emergent BioSolutions Inc.	35,612	85
*	Nektar Therapeutics Class A	151,005	85
*	Relmada Therapeutics Inc.	20,489	85
*	Larimar Therapeutics Inc.	18,649	85
*	XOMA Corp.	4,561	84
*	ClearPoint Neuro Inc.	12,373	84
*	Akoya Biosciences Inc.	17,202	84
*,1	Achieve Life Sciences Inc.	20,200	83
		Shares	Market Value• ($000)
*	Electromed Inc.	7,476	82
*	Gritstone bio Inc.	39,937	81
*	Oncology Institute Inc.	39,500	81
*	Citius Pharmaceuticals Inc.	106,287	80
*	Longboard Pharmaceuticals Inc.	13,099	79
*	Karyopharm Therapeutics Inc.	90,538	78
*	Stoke Therapeutics Inc.	14,884	78
*	Capricor Therapeutics Inc.	16,000	78
*,1	Annovis Bio Inc.	4,100	77
*	Aveanna Healthcare Holdings Inc.	28,788	77
*	Ventyx Biosciences Inc.	31,028	77
*	Kodiak Sciences Inc.	24,897	76
*	Black Diamond Therapeutics Inc.	27,000	76
*	Optinose Inc.	57,600	74
*	Eyenovia Inc.	35,000	73
*	CytomX Therapeutics Inc.	46,219	72
*	Humacyte Inc.	25,479	72
*	Syros Pharmaceuticals Inc.	9,069	71
*	DiaMedica Therapeutics Inc.	24,554	70
*	Seer Inc. Class A	36,017	70
*	Innovage Holding Corp.	11,700	70
*	ChromaDex Corp.	47,403	68
*	Mural Oncology plc	11,445	68
*	Cue Biopharma Inc.	25,288	67
*,1	IGM Biosciences Inc.	8,083	67
*	Foghorn Therapeutics Inc.	10,206	66
*	Athira Pharma Inc.	26,677	65
*,1	Asensus Surgical Inc.	202,501	65
*	Gossamer Bio Inc.	69,585	63
*	Cartesian Therapeutics Inc.	90,109	62
[1]	Carisma Therapeutics Inc.	21,192	62
*	Eton Pharmaceuticals Inc.	13,900	61
*	Kinnate Biopharma Inc.	25,767	61
*	Assertio Holdings Inc.	56,592	61
*	Compass Therapeutics Inc.	38,900	61
*	KORU Medical Systems Inc.	24,374	60
*	Stereotaxis Inc.	34,516	60
*,1	Rani Therapeutics Holdings Inc. Class A	17,809	59
*	FibroGen Inc.	65,782	58
*	Adverum Biotechnologies Inc.	76,000	57
*	Apyx Medical Corp.	21,359	56
*	Neuronetics Inc.	19,481	56
*	Inmune Bio Inc.	5,000	56
*	Vor BioPharma Inc.	24,842	56
*	PepGen Inc.	8,311	56
*	Chimerix Inc.	57,135	55
*	BioAtla Inc.	22,308	55
*	Hyperfine Inc. Class A	49,514	55
*	aTyr Pharma Inc.	38,420	54
*	Inotiv Inc.	14,694	54
*	Nautilus Biotechnology Inc. Class A	17,600	53
*	Vaxart Inc.	88,300	51
*	Theseus Pharmaceuticals Inc.	12,548	51
*	Anixa Biosciences Inc.	12,599	49
*	Eagle Pharmaceuticals Inc.	9,445	49
*	Forian Inc.	16,600	49
*	Personalis Inc.	22,769	48
*	Adicet Bio Inc.	25,167	48
*	Aclaris Therapeutics Inc.	44,964	47
*	Sangamo Therapeutics Inc.	87,322	47
*	XBiotech Inc.	11,679	47
*	Cidara Therapeutics Inc.	59,329	47
*	Rallybio Corp.	19,513	47
*	Nuvectis Pharma Inc.	5,600	47
*	Jasper Therapeutics Inc.	57,934	46
*	Galectin Therapeutics Inc.	26,902	45
*	Greenwich Lifesciences Inc.	4,233	45

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	Cutera Inc.	12,390	44
*	Outlook Therapeutics Inc.	111,564	44
*	Generation Bio Co.	26,818	44
*	ProKidney Corp. Class A	24,600	44
*	Bionano Genomics Inc.	22,200	42
*	Curis Inc.	3,304	42
*,1	Bioxcel Therapeutics Inc.	13,911	41
*	Cargo Therapeutics Inc.	1,779	41
*	CytoSorbents Corp.	35,641	40
*	Design Therapeutics Inc.	15,079	40
*	Clearside Biomedical Inc.	33,500	39
*	NGM Biopharmaceuticals Inc.	44,858	39
*	Kronos Bio Inc.	30,839	39
*	Vaxxinity Inc. Class A	45,915	39
*	Passage Bio Inc.	38,001	38
*	Palatin Technologies Inc.	9,547	38
*	Corvus Pharmaceuticals Inc.	20,935	37
*	Cardiff Oncology Inc.	24,797	37
*	Omega Therapeutics Inc.	12,350	37
*	Kezar Life Sciences Inc.	37,867	36
*	Matinas BioPharma Holdings Inc.	164,758	36
*	Precision BioSciences Inc.	99,100	36
*	Ikena Oncology Inc.	18,053	36
*	SCYNEXIS Inc.	15,090	34
*	Atara Biotherapeutics Inc.	64,886	33
*	DermTech Inc.	19,000	33
*	Biote Corp. Class A	6,610	33
*	iCAD Inc.	18,133	32
*	Beyond Air Inc.	15,642	31
*	Alpha Teknova Inc.	8,236	31
*,1	Harpoon Therapeutics Inc.	2,710	31
*	Co-Diagnostics Inc.	22,573	30
*	Acrivon Therapeutics Inc.	6,200	30
*	Dyadic International Inc.	17,910	29
*	Reviva Pharmaceuticals Holdings Inc.	5,640	29
*	Spero Therapeutics Inc.	19,238	28
*	GeneDx Holdings Corp. Class A	10,106	28
*	NanoString Technologies Inc.	35,956	27
*	Allovir Inc.	39,747	27
*	Aadi Bioscience Inc.	13,200	27
*	CareMax Inc.	53,555	27
*	Vigil Neuroscience Inc.	8,064	27
	MEI Pharma Inc.	4,686	27
*	Cara Therapeutics Inc.	33,414	25
*	IRIDEX Corp.	8,974	25
*	Trevi Therapeutics Inc.	18,542	25
*	LENSAR Inc.	7,146	25
*	Enzo Biochem Inc.	17,620	24
*,1	Checkpoint Therapeutics Inc.	10,582	24
*	Vicarious Surgical Inc. Class A	63,662	23
*	Reneo Pharmaceuticals Inc.	14,000	22
*	Movano Inc.	27,700	22
*	Elicio Therapeutics Inc.	2,503	21
*,1	Accelerate Diagnostics Inc.	5,324	21
*	Immunic Inc.	13,600	20
*	Prelude Therapeutics Inc.	4,679	20
*,1	Bright Health Group Inc.	2,499	19
*	Societal CDMO Inc.	52,074	18
*	UNITY Biotechnology Inc.	9,250	18
*	ElectroCore Inc.	3,168	18
*	Science 37 Holdings Inc.	3,415	18
*	Exagen Inc.	8,667	17
*	Retractable Technologies Inc.	15,700	17
*	Viracta Therapeutics Inc.	29,734	17
*	Cumberland Pharmaceuticals Inc.	9,187	16
*	Orgenesis Inc.	32,261	16
*	SELLAS Life Sciences Group Inc.	14,905	16
		Shares	Market Value• ($000)
*	Oncternal Therapeutics Inc.	29,166	16
*	Delcath Systems Inc.	3,900	16
*	Instil Bio Inc.	2,058	16
*	PAVmed Inc.	3,774	16
*	Dare Bioscience Inc.	47,270	15
*	Celularity Inc. Class A	54,700	14
*	Aspira Women's Health Inc.	3,318	14
*	Sensei Biotherapeutics Inc.	19,290	13
*	Genprex Inc.	54,200	12
*	Biodesix Inc.	6,493	12
*	Clene Inc.	41,494	12
*	Singular Genomics Systems Inc.	26,684	12
*	TherapeuticsMD Inc.	5,268	12
*,1	BioSig Technologies Inc.	23,402	11
*	Cue Health Inc.	66,007	11
*	Synlogic Inc.	2,827	11
*,1	Cano Health Inc.	1,884	11
*	Bright Green Corp.	30,400	10
*	Hepion Pharmaceuticals Inc.	2,985	10
*,1	Alaunos Therapeutics Inc.	122,715	9
*	Rezolute Inc.	8,500	8
*	Rapid Micro Biosystems Inc. Class A	10,406	8
*	Oncocyte Corp.	3,182	8
*	Lantern Pharma Inc.	1,614	7
*,1	MyMD Pharmaceuticals Inc.	25,990	7
*	Elevation Oncology Inc.	13,217	7
*	Neumora Therapeutics Inc.	402	7
*,1	BrainStorm Cell Therapeutics Inc.	22,317	6
*	Vistagen Therapeutics Inc.	1,108	6
*	Sagimet Biosciences Inc. Class A	1,198	6
*	Strata Skin Sciences Inc.	8,329	5
*	ATI Physical Therapy Inc.	764	5
*	Molecular Templates Inc.	1,241	5
*	Eiger BioPharmaceuticals Inc.	19,995	4
*	Forte Biosciences Inc.	5,348	4
*	Eliem Therapeutics Inc.	1,669	4
*,1	NightHawk Biosciences Inc.	5,744	3
*	Graphite Bio Inc.	1,081	3
*	Turnstone Biologics Corp.	1,028	3
*	Dianthus Therapeutics Inc.	265	3
*,2	Impact BioMedical Inc. (Registered)	154,000	1
*,2	OmniAb Inc. 12.5 Earnout	4,987	—
*,2	OmniAb Inc. 15 Earnout	4,987	—
			3,839,277
Industrials (8.0%)
	Visa Inc. Class A	1,087,010	283,003
	Mastercard Inc. Class A	575,604	245,501
	Accenture plc Class A	431,534	151,430
*	Boeing Co.	416,115	108,465
	Caterpillar Inc.	350,073	103,506
	Union Pacific Corp.	419,276	102,983
	General Electric Co.	748,861	95,577
	Honeywell International Inc.	453,005	95,000
	RTX Corp.	988,595	83,180
	United Parcel Service Inc. Class B	496,789	78,110
	Lockheed Martin Corp.	170,450	77,255
	Deere & Co.	178,267	71,284
	American Express Co.	376,008	70,441
	Eaton Corp. plc	274,720	66,158
	Automatic Data Processing Inc.	282,812	65,887
*	Fiserv Inc.	412,588	54,808
	Illinois Tool Works Inc.	196,104	51,367
	Sherwin-Williams Co.	158,351	49,390
	CSX Corp.	1,358,807	47,110
*	PayPal Holdings Inc.	741,110	45,512
	General Dynamics Corp.	168,588	43,777
	Northrop Grumman Corp.	93,297	43,676

Balanced Index Fund
		Shares	Market Value• ($000)
	3M Co.	379,728	41,512
	Parker-Hannifin Corp.	88,333	40,695
	FedEx Corp.	155,579	39,357
	Trane Technologies plc	156,522	38,176
	Emerson Electric Co.	391,805	38,134
	Norfolk Southern Corp.	155,457	36,747
	TransDigm Group Inc.	36,141	36,560
	Cintas Corp.	59,442	35,823
	PACCAR Inc.	359,609	35,116
	Carrier Global Corp.	577,334	33,168
	Capital One Financial Corp.	248,763	32,618
*	Block Inc. Class A	380,498	29,431
	L3Harris Technologies Inc.	130,106	27,403
	Old Dominion Freight Line Inc.	67,433	27,333
	Ferguson plc	139,911	27,013
	Johnson Controls International plc	466,312	26,878
	United Rentals Inc.	46,573	26,706
	Paychex Inc.	223,279	26,595
	AMETEK Inc.	158,340	26,109
	WW Grainger Inc.	30,676	25,421
	Otis Worldwide Corp.	280,412	25,088
	Fidelity National Information Services Inc.	407,805	24,497
	Rockwell Automation Inc.	78,736	24,446
	PPG Industries Inc.	161,902	24,212
	Verisk Analytics Inc. Class A	99,619	23,795
	Cummins Inc.	97,199	23,286
	Global Payments Inc.	178,755	22,702
	Ingersoll Rand Inc.	279,271	21,599
	Quanta Services Inc.	99,625	21,499
	Martin Marietta Materials Inc.	42,526	21,217
	Equifax Inc.	84,683	20,941
	Vulcan Materials Co.	91,235	20,711
	DuPont de Nemours Inc.	265,437	20,420
	Xylem Inc.	166,369	19,026
*	Keysight Technologies Inc.	119,514	19,013
*	Fair Isaac Corp.	16,137	18,784
*	Mettler-Toledo International Inc.	14,846	18,008
	Fortive Corp.	241,071	17,750
	Westinghouse Air Brake Technologies Corp.	123,590	15,684
	Howmet Aerospace Inc.	282,017	15,263
	Dover Corp.	95,409	14,675
*	Teledyne Technologies Inc.	32,307	14,418
*	Builders FirstSource Inc.	85,122	14,210
*	Waters Corp.	40,445	13,316
*	FleetCor Technologies Inc.	47,101	13,311
	Veralto Corp.	160,455	13,199
	Expeditors International of Washington Inc.	99,894	12,706
*	Axon Enterprise Inc.	49,092	12,682
	Ball Corp.	216,971	12,480
	Hubbell Inc. Class B	37,062	12,191
	Booz Allen Hamilton Holding Corp. Class A	90,008	11,513
	IDEX Corp.	52,158	11,324
	JB Hunt Transport Services Inc.	56,441	11,274
	Jacobs Solutions Inc.	86,328	11,205
	Synchrony Financial	287,478	10,979
	Textron Inc.	133,956	10,773
	Carlisle Cos. Inc.	33,475	10,459
	Snap-on Inc.	36,170	10,447
	Stanley Black & Decker Inc.	105,365	10,336
	Masco Corp.	154,032	10,317
	Graco Inc.	116,715	10,126
	Packaging Corp. of America	61,257	9,979
	RPM International Inc.	88,949	9,929
	Watsco Inc.	23,168	9,927
	Lennox International Inc.	21,917	9,808
	HEICO Corp. Class A	68,173	9,711
*	Zebra Technologies Corp. Class A	35,257	9,637
		Shares	Market Value• ($000)
	Nordson Corp.	34,964	9,236
*	Trimble Inc.	172,455	9,175
	TransUnion	132,245	9,087
	Owens Corning	60,962	9,036
	AECOM	92,800	8,577
	Lincoln Electric Holdings Inc.	39,247	8,535
	Pentair plc	114,251	8,307
*	TopBuild Corp.	21,897	8,195
	Jack Henry & Associates Inc.	49,853	8,146
*	Saia Inc.	18,499	8,107
	Allegion plc	59,940	7,594
	Crown Holdings Inc.	82,199	7,570
	Westrock Co.	176,998	7,349
	Advanced Drainage Systems Inc.	50,764	7,139
	Huntington Ingalls Industries Inc.	27,281	7,083
*	Affirm Holdings Inc. Class A	141,417	6,949
	EMCOR Group Inc.	32,146	6,925
	A O Smith Corp.	83,923	6,919
	nVent Electric plc	116,145	6,863
	Toro Co.	71,104	6,825
	ITT Inc.	57,074	6,810
	Regal Rexnord Corp.	45,774	6,775
	Fortune Brands Innovations Inc.	87,540	6,665
*	XPO Inc.	75,408	6,605
	CH Robinson Worldwide Inc.	76,155	6,579
*	Trex Co. Inc.	74,458	6,164
	WESCO International Inc.	34,828	6,056
	Tetra Tech Inc.	36,271	6,055
	Knight-Swift Transportation Holdings Inc. Class A	104,852	6,045
	Robert Half Inc.	68,490	6,022
	Curtiss-Wright Corp.	26,807	5,972
	Simpson Manufacturing Co. Inc.	29,291	5,799
*	BILL Holdings Inc.	70,255	5,732
*	WEX Inc.	29,176	5,676
	Woodward Inc.	41,049	5,588
	AptarGroup Inc.	45,061	5,570
*	WillScot Mobile Mini Holdings Corp.	124,757	5,552
	Donaldson Co. Inc.	83,216	5,438
*	Generac Holdings Inc.	41,975	5,425
*	Middleby Corp.	36,675	5,397
	AGCO Corp.	43,366	5,265
	Graphic Packaging Holding Co.	211,174	5,205
	Comfort Systems USA Inc.	24,830	5,107
*	Axalta Coating Systems Ltd.	149,584	5,081
	Berry Global Group Inc.	74,841	5,044
*	API Group Corp.	145,146	5,022
*	GXO Logistics Inc.	81,471	4,983
	Cognex Corp.	117,299	4,896
	Eagle Materials Inc.	24,121	4,893
*	FTI Consulting Inc.	24,423	4,864
	BWX Technologies Inc.	63,303	4,857
	Oshkosh Corp.	44,489	4,823
*	Paylocity Holding Corp.	29,118	4,800
	MKS Instruments Inc.	46,319	4,765
*	Fluor Corp.	119,091	4,665
	Applied Industrial Technologies Inc.	26,488	4,574
	Landstar System Inc.	23,503	4,551
	Brunswick Corp.	46,984	4,546
	Littelfuse Inc.	16,948	4,535
	MSA Safety Inc.	25,734	4,345
	Acuity Brands Inc.	21,196	4,342
	Genpact Ltd.	124,118	4,308
*	Atkore Inc.	25,792	4,127
*	Core & Main Inc. Class A	100,585	4,065
*	Chart Industries Inc.	29,515	4,024
	Watts Water Technologies Inc. Class A	19,203	4,001
*	ATI Inc.	87,172	3,964

Balanced Index Fund
		Shares	Market Value• ($000)
	Crane Co.	33,514	3,959
*	Mohawk Industries Inc.	37,412	3,872
	Sensata Technologies Holding plc	102,888	3,865
	Flowserve Corp.	91,452	3,770
*	AZEK Co. Inc. Class A	96,391	3,687
	Sonoco Products Co.	65,626	3,666
	Sealed Air Corp.	100,108	3,656
	Vontier Corp.	105,324	3,639
	Allison Transmission Holdings Inc.	60,782	3,534
	Maximus Inc.	41,178	3,453
*	Beacon Roofing Supply Inc.	39,360	3,425
	Esab Corp.	39,382	3,411
	AAON Inc.	45,200	3,339
*	MasTec Inc.	44,082	3,338
	Federal Signal Corp.	43,458	3,335
	Ryder System Inc.	28,901	3,325
	Valmont Industries Inc.	14,069	3,285
*	ExlService Holdings Inc.	105,076	3,242
	Louisiana-Pacific Corp.	45,475	3,221
*	Kirby Corp.	40,300	3,163
*	Summit Materials Inc. Class A	82,180	3,161
	MSC Industrial Direct Co. Inc. Class A	31,022	3,141
	Exponent Inc.	35,473	3,123
	Badger Meter Inc.	20,130	3,107
	HB Fuller Co.	37,965	3,091
	Installed Building Products Inc.	16,905	3,091
*	SPX Technologies Inc.	30,507	3,081
*	Euronet Worldwide Inc.	30,338	3,079
*	Shift4 Payments Inc. Class A	40,041	2,977
	GATX Corp.	24,445	2,939
	Armstrong World Industries Inc.	29,807	2,931
	Air Lease Corp. Class A	69,829	2,929
	Western Union Co.	245,695	2,929
*	ASGN Inc.	30,288	2,913
	Moog Inc. Class A	20,049	2,903
	HEICO Corp.	15,831	2,832
	Herc Holdings Inc.	19,004	2,829
	Insperity Inc.	23,685	2,776
	EnerSys	27,436	2,770
	MDU Resources Group Inc.	139,076	2,754
	Zurn Elkay Water Solutions Corp.	93,021	2,736
	FTAI Aviation Ltd.	57,739	2,679
	Brink's Co.	29,958	2,635
	Franklin Electric Co. Inc.	27,145	2,624
*	Knife River Corp.	39,233	2,596
	ManpowerGroup Inc.	32,590	2,590
	Matson Inc.	23,259	2,549
	Terex Corp.	44,242	2,542
*	Verra Mobility Corp. Class A	110,380	2,542
*	Spirit AeroSystems Holdings Inc. Class A	79,027	2,511
*	Itron Inc.	32,086	2,423
	Otter Tail Corp.	28,464	2,419
	Silgan Holdings Inc.	53,013	2,399
*	Marqeta Inc. Class A	337,593	2,356
*	AeroVironment Inc.	18,673	2,354
	Hillenbrand Inc.	49,149	2,352
*	GMS Inc.	28,224	2,326
*	ACI Worldwide Inc.	75,807	2,320
	Kadant Inc.	8,243	2,311
	Enpro Inc.	14,405	2,258
	John Bean Technologies Corp.	22,669	2,254
	Belden Inc.	28,990	2,239
	Encore Wire Corp.	10,465	2,235
*	TriNet Group Inc.	18,782	2,234
	CSW Industrials Inc.	10,699	2,219
*	Dycom Industries Inc.	19,172	2,206
	Albany International Corp. Class A	22,097	2,170
		Shares	Market Value• ($000)
*	Aurora Innovation Inc. Class A	496,300	2,169
	Korn Ferry	36,188	2,148
*	Modine Manufacturing Co.	35,900	2,143
	McGrath RentCorp	17,779	2,127
*	Bloom Energy Corp. Class A	143,351	2,122
	ESCO Technologies Inc.	18,033	2,110
*	CBIZ Inc.	33,320	2,085
	ABM Industries Inc.	44,987	2,017
	EVERTEC Inc.	48,332	1,979
*	Alight Inc. Class A	231,044	1,971
	Werner Enterprises Inc.	45,863	1,943
	ArcBest Corp.	16,011	1,925
	Vestis Corp.	90,672	1,917
*	Hub Group Inc. Class A	20,816	1,914
*	AMN Healthcare Services Inc.	25,518	1,911
*	Resideo Technologies Inc.	99,235	1,868
	Crane NXT Co.	32,840	1,868
*	RXO Inc.	79,671	1,853
	UniFirst Corp.	10,118	1,851
*	Kratos Defense & Security Solutions Inc.	90,524	1,837
	Griffon Corp.	30,097	1,834
*	Remitly Global Inc.	94,137	1,828
	ICF International Inc.	13,590	1,822
*	Flywire Corp.	78,041	1,807
*	O-I Glass Inc.	109,102	1,787
*	Sterling Infrastructure Inc.	20,243	1,780
	Brady Corp. Class A	30,259	1,776
*	MYR Group Inc.	11,643	1,684
	ADT Inc.	243,167	1,658
*	Gibraltar Industries Inc.	20,934	1,653
	Mueller Water Products Inc. Class A	110,209	1,587
	Granite Construction Inc.	30,297	1,541
*	PGT Innovations Inc.	36,509	1,486
*	AAR Corp.	23,666	1,477
	Alamo Group Inc.	7,024	1,476
*	Gates Industrial Corp. plc	109,730	1,473
	Trinity Industries Inc.	55,208	1,468
*	Joby Aviation Inc.	216,684	1,441
	Kennametal Inc.	55,781	1,439
	Patrick Industries Inc.	14,336	1,439
*	OSI Systems Inc.	10,771	1,390
*	Masterbrand Inc.	93,075	1,382
	International Seaways Inc.	29,765	1,354
*	Mirion Technologies Inc. Class A	132,100	1,354
*	Huron Consulting Group Inc.	13,076	1,344
	Standex International Corp.	8,389	1,329
*	Construction Partners Inc. Class A	30,477	1,326
*	AvidXchange Holdings Inc.	106,455	1,319
*	Hayward Holdings Inc.	93,075	1,266
	Enerpac Tool Group Corp. Class A	40,640	1,263
*	Mercury Systems Inc.	34,125	1,248
*	Hillman Solutions Corp.	133,513	1,230
*	Masonite International Corp.	14,358	1,216
*	Leonardo DRS Inc.	60,409	1,211
	Tennant Co.	12,577	1,166
*,1	Enovix Corp.	93,168	1,166
	H&E Equipment Services Inc.	22,264	1,165
	Greif Inc. Class A	17,726	1,163
	Primoris Services Corp.	34,810	1,156
*	CoreCivic Inc.	79,517	1,155
*	NV5 Global Inc.	10,289	1,143
	Forward Air Corp.	18,014	1,133
*	American Woodmark Corp.	12,141	1,127
*	NCR Atleos Corp.	46,336	1,125
*	Legalzoom.com Inc.	97,759	1,105
	Bread Financial Holdings Inc.	33,185	1,093
	Barnes Group Inc.	33,274	1,086

Balanced Index Fund
		Shares	Market Value• ($000)
*	Rocket Lab USA Inc.	192,277	1,063
	Helios Technologies Inc.	23,191	1,052
	Lindsay Corp.	8,094	1,045
*	Janus International Group Inc.	79,933	1,043
*	JELD-WEN Holding Inc.	53,779	1,015
*	Donnelley Financial Solutions Inc.	16,200	1,010
*	Triumph Group Inc.	59,693	990
	AZZ Inc.	16,959	985
*	Payoneer Global Inc.	183,901	958
	Kforce Inc.	14,009	946
*,1	Symbotic Inc. Class A	17,400	893
	Marten Transport Ltd.	42,381	889
	Greenbrier Cos. Inc.	19,892	879
	Wabash National Corp.	33,665	862
*	Air Transport Services Group Inc.	48,316	851
*	Cimpress plc	10,244	820
*	Aspen Aerogels Inc.	51,284	809
	Apogee Enterprises Inc.	14,926	797
	Napco Security Technologies Inc.	22,194	760
	TriMas Corp.	29,733	753
*	Proto Labs Inc.	18,863	735
*	Thermon Group Holdings Inc.	22,309	727
*	Energy Recovery Inc.	37,200	701
*,1	Archer Aviation Inc. Class A	112,755	692
	Deluxe Corp.	32,129	689
*	Vicor Corp.	15,232	685
*	Virgin Galactic Holdings Inc.	279,446	685
	Quanex Building Products Corp.	22,275	681
	Schneider National Inc. Class B	26,252	668
*	SP Plus Corp.	13,015	667
*,1	Nikola Corp.	761,535	666
	Columbus McKinnon Corp.	17,002	663
*	BlueLinx Holdings Inc.	5,592	634
	Astec Industries Inc.	16,978	632
*	Transcat Inc.	5,740	628
*	Montrose Environmental Group Inc.	19,220	618
*	ZipRecruiter Inc. Class A	43,176	600
	VSE Corp.	9,176	593
	Barrett Business Services Inc.	4,977	576
*	Cross Country Healthcare Inc.	24,721	560
*	Titan International Inc.	37,200	554
*	International Money Express Inc.	23,900	528
	Myers Industries Inc.	26,906	526
	Gorman-Rupp Co.	14,781	525
	Kelly Services Inc. Class A	24,290	525
	First Advantage Corp.	31,653	524
	Heartland Express Inc.	35,721	509
*	Ducommun Inc.	9,785	509
	Powell Industries Inc.	5,654	500
*	Repay Holdings Corp. Class A	57,838	494
*	Blue Bird Corp.	18,233	492
	Insteel Industries Inc.	12,794	490
*	IES Holdings Inc.	5,998	475
	Kaman Corp.	19,176	459
	Argan Inc.	9,742	456
	Pitney Bowes Inc.	103,700	456
*	Conduent Inc.	122,700	448
*	CryoPort Inc.	28,888	447
	Hyster-Yale Materials Handling Inc.	7,125	443
*	Manitowoc Co. Inc.	25,878	432
*	Titan Machinery Inc.	14,860	429
	Cadre Holdings Inc.	12,800	421
*	CECO Environmental Corp.	20,369	413
	Douglas Dynamics Inc.	13,865	411
	Cass Information Systems Inc.	9,079	409
	CRA International Inc.	4,130	408
	Ennis Inc.	18,244	400
		Shares	Market Value• ($000)
*,1	PureCycle Technologies Inc.	93,329	378
	Perella Weinberg Partners Class A	30,221	370
	Mesa Laboratories Inc.	3,518	369
*	Franklin Covey Co.	8,348	363
*	I3 Verticals Inc. Class A	17,054	361
	Pactiv Evergreen Inc.	25,797	354
*	Limbach Holdings Inc.	7,700	350
*	Cantaloupe Inc.	47,000	348
	Heidrick & Struggles International Inc.	11,672	345
*	DXP Enterprises Inc.	10,164	343
*	V2X Inc.	7,394	343
	Miller Industries Inc.	8,081	342
*	Vishay Precision Group Inc.	9,889	337
*	Great Lakes Dredge & Dock Corp.	43,592	335
*	Hudson Technologies Inc.	24,429	330
	REV Group Inc.	18,084	329
	LSI Industries Inc.	22,679	319
*	FARO Technologies Inc.	14,129	318
	Resources Connection Inc.	22,291	316
*	Moneylion Inc.	4,848	304
*	TrueBlue Inc.	19,732	303
*	Evolv Technologies Holdings Inc.	64,100	303
	FTAI Infrastructure Inc.	76,000	296
	United States Lime & Minerals Inc.	1,281	295
	National Presto Industries Inc.	3,650	293
*	Astronics Corp.	16,605	289
*	Green Dot Corp. Class A	29,098	288
	Allient Inc.	9,444	285
	TTEC Holdings Inc.	13,047	283
*	Sterling Check Corp.	20,294	282
*	Tutor Perini Corp.	30,540	278
*	Custom Truck One Source Inc.	42,875	265
*	BrightView Holdings Inc.	30,953	261
	Shyft Group Inc.	21,038	257
*	Concrete Pumping Holdings Inc.	30,861	253
*	Forrester Research Inc.	9,338	250
*	AerSale Corp.	19,557	248
*	Advantage Solutions Inc.	68,200	247
	Covenant Logistics Group Inc. Class A	5,230	241
*,1	Target Hospitality Corp.	24,100	234
*	Radiant Logistics Inc.	33,408	222
*	Bowman Consulting Group Ltd. Class A	6,100	217
*,1	Atmus Filtration Technologies Inc.	8,910	209
*	Daseke Inc.	25,698	208
*	Ranpak Holdings Corp. Class A	34,100	198
*	Distribution Solutions Group Inc.	6,200	196
*	Orion Group Holdings Inc.	38,600	191
	Park-Ohio Holdings Corp.	7,030	190
*	Commercial Vehicle Group Inc.	26,700	187
	Eagle Bulk Shipping Inc.	3,184	176
*	Atlanticus Holdings Corp.	4,500	174
	Park Aerospace Corp.	11,793	173
*	Performant Financial Corp.	54,600	171
*	RCM Technologies Inc.	5,700	166
*	CS Disco Inc.	21,829	166
	Overseas Shipholding Group Inc. Class A	30,700	162
*	Iteris Inc.	30,071	156
*	SoundThinking Inc.	6,113	156
	Universal Logistics Holdings Inc.	5,573	156
*	Smith-Midland Corp.	3,950	156
*	Acacia Research Corp.	38,613	151
*	Luna Innovations Inc.	22,193	148
	Kronos Worldwide Inc.	14,677	146
*	Paymentus Holdings Inc. Class A	7,993	143
*	L B Foster Co. Class A	6,452	142
	Information Services Group Inc.	29,685	140
*	Willdan Group Inc.	6,469	139

Balanced Index Fund
		Shares	Market Value• ($000)
*,1	Eos Energy Enterprises Inc.	126,739	138
*	Core Molding Technologies Inc.	7,270	135
*	Mistras Group Inc.	18,400	135
*	DLH Holdings Corp.	8,200	129
*	BlackSky Technology Inc. Class A	91,600	128
*	Mayville Engineering Co. Inc.	8,494	122
*,1	Desktop Metal Inc. Class A	159,504	120
	Karat Packaging Inc.	4,844	120
*	Innovative Solutions & Support Inc.	13,684	117
*	Graham Corp.	6,141	116
*,1	Microvast Holdings Inc.	83,100	116
*	Spire Global Inc.	14,787	116
*	VirTra Inc.	12,000	114
	ARC Document Solutions Inc.	34,251	112
*	HireRight Holdings Corp.	8,194	110
	Hurco Cos. Inc.	5,051	109
	EVI Industries Inc.	3,846	91
	BGSF Inc.	9,700	91
*	TuSimple Holdings Inc. Class A	97,786	86
*	Gencor Industries Inc.	5,230	84
*	Blade Air Mobility Inc.	23,700	84
	Twin Disc Inc.	5,130	83
*	Paysign Inc.	29,000	81
*	Rekor Systems Inc.	23,522	78
*,1	Redwire Corp.	27,300	78
*,1	Terran Orbital Corp.	67,000	76
*	374Water Inc.	53,808	76
	HireQuest Inc.	4,700	72
*	Markforged Holding Corp.	87,900	72
*	CPI Card Group Inc.	3,680	71
*	Byrna Technologies Inc.	10,800	69
*	Hyliion Holdings Corp.	83,600	68
*	TaskUS Inc. Class A	5,227	68
*,1	Amprius Technologies Inc.	12,900	68
*,1	Wrap Technologies Inc.	21,600	67
*	Danimer Scientific Inc. Class A	65,200	66
*	Quad/Graphics Inc.	11,300	61
*	PAM Transportation Services Inc.	2,804	58
*	CompoSecure Inc.	10,764	58
*	Willis Lease Finance Corp.	1,168	57
*	Hyzon Motors Inc.	64,100	57
*,1,2	Tingo Group Inc.	80,454	55
*	Babcock & Wilcox Enterprises Inc.	35,646	52
*,1	INNOVATE Corp.	41,047	50
*	Velo3D Inc.	122,900	49
*	DHI Group Inc.	18,604	48
*	Ultralife Corp.	6,533	45
*,1	Workhorse Group Inc.	108,333	39
*	LightPath Technologies Inc. Class A	30,132	38
*	Skillsoft Corp.	2,115	37
*	IZEA Worldwide Inc.	17,423	35
*	Broadwind Inc.	12,171	34
*	SKYX Platforms Corp.	18,548	30
	Frequency Electronics Inc.	2,246	25
*	Hydrofarm Holdings Group Inc.	24,181	22
*	Katapult Holdings Inc.	1,844	20
*	Coda Octopus Group Inc.	2,088	13
*	Orion Energy Systems Inc.	13,570	12
*	RF Industries Ltd.	3,910	12
*	Sarcos Technology & Robotics Corp.	10,933	8
*	Usio Inc.	3,784	6
*	FG Group Holdings Inc.	2,465	4
*	Air T Inc.	195	3
*	DSS Inc.	24,166	3
*	Air Industries Group	1,052	3
		Shares	Market Value• ($000)
*,2	Patriot National Inc.	7,513	—
*,2	GCI Liberty Inc.	78,532	—
			4,181,678
Other (0.0%)[3]
[4]	Vanguard Total Bond Market ETF	89,367	6,573
Real Estate (1.9%)
	Prologis Inc.	635,548	84,719
	American Tower Corp.	320,818	69,258
	Equinix Inc.	64,576	52,009
	Welltower Inc.	382,883	34,525
	Crown Castle Inc.	298,325	34,364
	Public Storage	108,818	33,189
	Simon Property Group Inc.	213,163	30,406
	Realty Income Corp.	496,962	28,536
	Digital Realty Trust Inc.	208,416	28,049
*	CoStar Group Inc.	280,510	24,514
	Extra Space Storage Inc.	145,311	23,298
	VICI Properties Inc. Class A	706,595	22,526
	SBA Communications Corp. Class A	74,073	18,792
*	CBRE Group Inc. Class A	199,399	18,562
	AvalonBay Communities Inc.	97,569	18,267
	Weyerhaeuser Co.	501,411	17,434
	Equity Residential	248,662	15,208
	Alexandria Real Estate Equities Inc.	119,376	15,133
	Invitation Homes Inc.	421,300	14,371
	Iron Mountain Inc.	201,703	14,115
	Ventas Inc.	276,857	13,799
	Sun Communities Inc.	85,311	11,402
	Essex Property Trust Inc.	43,779	10,855
	Mid-America Apartment Communities Inc.	80,003	10,757
	WP Carey Inc.	148,894	9,650
	Host Hotels & Resorts Inc.	484,376	9,431
	Kimco Realty Corp.	424,294	9,042
	UDR Inc.	223,103	8,543
	Gaming & Leisure Properties Inc.	172,539	8,515
	Regency Centers Corp.	126,033	8,444
	Equity LifeStyle Properties Inc.	115,145	8,122
	Rexford Industrial Realty Inc.	139,338	7,817
	American Homes 4 Rent Class A	209,501	7,534
	Healthpeak Properties Inc.	377,771	7,480
	Camden Property Trust	72,298	7,178
	CubeSmart	152,772	7,081
	Boston Properties Inc.	96,562	6,776
	Lamar Advertising Co. Class A	60,197	6,398
*	Jones Lang LaSalle Inc.	33,143	6,260
*	Zillow Group Inc. Class C	101,517	5,874
	Americold Realty Trust Inc.	193,854	5,868
	EastGroup Properties Inc.	31,767	5,831
	Federal Realty Investment Trust	55,490	5,718
	NNN REIT Inc.	125,756	5,420
	Omega Healthcare Investors Inc.	169,813	5,206
	First Industrial Realty Trust Inc.	92,037	4,848
	STAG Industrial Inc.	122,662	4,816
	Brixmor Property Group Inc.	206,100	4,796
	Healthcare Realty Trust Inc. Class A	264,014	4,549
	Ryman Hospitality Properties Inc.	39,325	4,328
	Agree Realty Corp.	68,489	4,311
	Spirit Realty Capital Inc.	95,134	4,156
	Terreno Realty Corp.	58,290	3,653
	Apartment Income REIT Corp. Class A	101,443	3,523
	Kite Realty Group Trust	153,023	3,498
	Rayonier Inc.	102,601	3,428
	Vornado Realty Trust	120,000	3,390
	Kilroy Realty Corp.	80,133	3,192
	Phillips Edison & Co. Inc.	80,421	2,934
	PotlatchDeltic Corp.	56,165	2,758

Balanced Index Fund
		Shares	Market Value• ($000)
	Essential Properties Realty Trust Inc.	104,430	2,669
	Cousins Properties Inc.	106,472	2,593
	EPR Properties	52,733	2,555
	Independence Realty Trust Inc.	156,936	2,401
	Macerich Co.	153,762	2,373
	Apple Hospitality REIT Inc.	139,001	2,309
	Sabra Health Care REIT Inc.	160,537	2,291
	Broadstone Net Lease Inc.	130,757	2,252
	Physicians Realty Trust	165,611	2,204
	National Storage Affiliates Trust	50,176	2,081
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	74,747	2,062
	SL Green Realty Corp.	45,545	2,057
	COPT Defense Properties	78,948	2,023
	Medical Properties Trust Inc.	411,571	2,021
	Innovative Industrial Properties Inc.	20,049	2,021
	DigitalBridge Group Inc.	114,851	2,014
	Park Hotels & Resorts Inc.	131,410	2,011
	LXP Industrial Trust	199,552	1,980
*	Opendoor Technologies Inc.	426,400	1,910
	CareTrust REIT Inc.	83,705	1,873
*	Howard Hughes Holdings Inc.	21,876	1,871
	Tanger Inc.	65,392	1,813
	SITE Centers Corp.	127,006	1,731
	Highwoods Properties Inc.	73,765	1,694
	Douglas Emmett Inc.	113,007	1,639
	St. Joe Co.	26,976	1,623
	Four Corners Property Trust Inc.	63,765	1,613
	Sunstone Hotel Investors Inc.	143,304	1,538
	National Health Investors Inc.	27,363	1,528
	Global Net Lease Inc.	153,295	1,525
	Urban Edge Properties	80,519	1,473
*	Zillow Group Inc. Class A	25,307	1,435
	Outfront Media Inc.	96,561	1,348
	Equity Commonwealth	69,691	1,338
	Pebblebrook Hotel Trust	83,700	1,338
*	Cushman & Wakefield plc	122,445	1,322
	DiamondRock Hospitality Co.	137,295	1,289
	RLJ Lodging Trust	103,656	1,215
	Retail Opportunity Investments Corp.	85,930	1,206
	InvenTrust Properties Corp.	46,156	1,170
	Acadia Realty Trust	67,407	1,145
	JBG SMITH Properties	65,665	1,117
	Newmark Group Inc. Class A	97,390	1,067
	Xenia Hotels & Resorts Inc.	76,530	1,042
	Alexander & Baldwin Inc.	53,230	1,012
	Getty Realty Corp.	32,126	939
	Hudson Pacific Properties Inc.	100,418	935
	Elme Communities	63,767	931
	Service Properties Trust	109,016	931
	Uniti Group Inc.	158,935	919
*	GEO Group Inc.	84,496	915
	Veris Residential Inc.	56,742	893
	Empire State Realty Trust Inc. Class A	90,800	880
	Easterly Government Properties Inc. Class A	65,162	876
*	Compass Inc. Class A	232,997	876
	Kennedy-Wilson Holdings Inc.	69,111	856
	LTC Properties Inc.	25,568	821
	eXp World Holdings Inc.	52,290	812
*	Redfin Corp.	77,098	796
	RPT Realty	60,659	778
	NETSTREIT Corp.	43,048	768
	Plymouth Industrial REIT Inc.	30,451	733
	Brandywine Realty Trust	133,714	722
	Marcus & Millichap Inc.	15,657	684
	Paramount Group Inc.	130,029	672
*	Apartment Investment & Management Co. Class A	85,801	672
		Shares	Market Value• ($000)
	Centerspace	10,941	637
	Piedmont Office Realty Trust Inc. Class A	89,460	636
	UMH Properties Inc.	39,327	602
	American Assets Trust Inc.	25,699	578
*	Anywhere Real Estate Inc.	69,700	565
	Armada Hoffler Properties Inc.	44,430	550
	NexPoint Residential Trust Inc.	15,703	541
	Summit Hotel Properties Inc.	77,848	523
	Global Medical REIT Inc.	46,224	513
	Diversified Healthcare Trust	135,185	506
	Community Healthcare Trust Inc.	18,947	505
[1]	Peakstone Realty Trust	23,900	476
*	Forestar Group Inc.	14,329	474
	Farmland Partners Inc.	36,575	456
	Whitestone REIT	35,347	434
	Chatham Lodging Trust	38,700	415
	Ares Commercial Real Estate Corp.	39,600	410
	Gladstone Land Corp.	27,240	394
	Universal Health Realty Income Trust	9,107	394
	Gladstone Commercial Corp.	28,553	378
	CBL & Associates Properties Inc.	14,100	344
	Alexander's Inc.	1,565	334
	Saul Centers Inc.	8,462	332
*	Tejon Ranch Co.	17,443	300
*	Seritage Growth Properties Class A	31,500	295
	RMR Group Inc. Class A	10,425	294
	One Liberty Properties Inc.	13,037	286
	CTO Realty Growth Inc.	15,777	273
	Industrial Logistics Properties Trust	57,267	269
	Office Properties Income Trust	36,326	266
	Orion Office REIT Inc.	42,982	246
*	FRP Holdings Inc.	3,428	216
	RE/MAX Holdings Inc. Class A	15,637	208
	BRT Apartments Corp.	10,834	201
	Postal Realty Trust Inc. Class A	12,803	186
	NET Lease Office Properties	9,813	181
	Bridge Investment Group Holdings Inc. Class A	16,783	164
	Douglas Elliman Inc.	53,336	157
*	Star Holdings	10,381	155
	City Office REIT Inc.	23,669	145
	Franklin Street Properties Corp.	50,715	130
	Alpine Income Property Trust Inc.	7,700	130
*	Maui Land & Pineapple Co. Inc.	7,400	118
	Modiv Industrial Inc. Class C	7,600	113
*	Stratus Properties Inc.	3,856	111
*,1	Offerpad Solutions Inc.	10,420	107
[1]	Braemar Hotels & Resorts Inc.	41,700	104
	Clipper Realty Inc.	14,042	76
*	Ashford Hospitality Trust Inc.	33,216	64
	Global Self Storage Inc.	10,820	50
	Bluerock Homes Trust Inc.	2,589	36
*	Altisource Portfolio Solutions SA	8,000	28
*	Fathom Holdings Inc.	5,900	21
*	Sotherly Hotels Inc.	10,121	15
*	Rafael Holdings Inc. Class B	7,114	13
	Creative Media & Community Trust Corp.	2,200	8
*	Trinity Place Holdings Inc.	15,000	2
*,2	Spirit MTA REIT	44,200	—
			966,622
Technology (19.0%)
	Apple Inc.	10,161,514	1,956,396
	Microsoft Corp.	5,111,437	1,922,105
	NVIDIA Corp.	1,613,781	799,177
*	Alphabet Inc. Class A	4,069,916	568,527
*	Meta Platforms Inc. Class A	1,526,494	540,318
*	Alphabet Inc. Class C	3,346,515	471,624
	Broadcom Inc.	305,211	340,692

Balanced Index Fund
		Shares	Market Value• ($000)
*	Adobe Inc.	313,091	186,790
*	Salesforce Inc.	635,593	167,250
*	Advanced Micro Devices Inc.	1,111,002	163,773
	Intel Corp.	2,899,701	145,710
	Oracle Corp.	1,130,256	119,163
	Intuit Inc.	183,026	114,397
	QUALCOMM Inc.	765,164	110,666
	Texas Instruments Inc.	624,168	106,396
	International Business Machines Corp.	627,924	102,697
*	ServiceNow Inc.	140,885	99,534
	Applied Materials Inc.	575,141	93,213
	Lam Research Corp.	90,613	70,974
	Analog Devices Inc.	341,081	67,725
	Micron Technology Inc.	755,098	64,440
*	Palo Alto Networks Inc.	216,799	63,930
	KLA Corp.	93,418	54,304
*	Synopsys Inc.	104,518	53,817
*	Cadence Design Systems Inc.	186,937	50,916
	Amphenol Corp. Class A	410,144	40,658
*	Snowflake Inc. Class A	204,059	40,608
	Roper Technologies Inc.	73,325	39,975
*	Crowdstrike Holdings Inc. Class A	155,469	39,694
*	Workday Inc. Class A	142,314	39,287
	Marvell Technology Inc.	593,178	35,775
*	Autodesk Inc.	146,736	35,727
	Microchip Technology Inc.	371,507	33,503
	TE Connectivity Ltd.	212,838	29,904
*	Fortinet Inc.	448,206	26,234
	Cognizant Technology Solutions Corp. Class A	344,247	26,001
*	Atlassian Corp. Class A	106,587	25,353
*	ON Semiconductor Corp.	295,910	24,717
*	Palantir Technologies Inc. Class A	1,351,850	23,211
*	Gartner Inc.	50,826	22,928
*	Datadog Inc. Class A	186,908	22,687
*	ANSYS Inc.	59,925	21,746
*	DoorDash Inc. Class A	216,632	21,423
	CDW Corp.	91,827	20,874
	Monolithic Power Systems Inc.	31,260	19,718
*	HubSpot Inc.	33,010	19,164
*	MongoDB Inc. Class A	46,622	19,061
	HP Inc.	609,237	18,332
*	Splunk Inc.	116,202	17,703
*	Cloudflare Inc. Class A	193,304	16,094
	Corning Inc.	525,777	16,010
	Hewlett Packard Enterprise Co.	881,142	14,962
*	Pinterest Inc. Class A	403,848	14,959
*	PTC Inc.	77,302	13,525
*	Zscaler Inc.	60,721	13,453
	Dell Technologies Inc. Class C	175,100	13,395
	NetApp Inc.	143,776	12,675
	Entegris Inc.	103,071	12,350
	Skyworks Solutions Inc.	109,410	12,300
*	Akamai Technologies Inc.	103,419	12,240
*	VeriSign Inc.	59,376	12,229
*	Snap Inc. Class A	717,590	12,149
*	Tyler Technologies Inc.	28,820	12,050
*	EPAM Systems Inc.	39,942	11,876
	Seagate Technology Holdings plc	136,762	11,675
*	Western Digital Corp.	222,483	11,651
*	Zoom Video Communications Inc. Class A	159,007	11,434
	Vertiv Holdings Co. Class A	237,909	11,427
	Teradyne Inc.	104,596	11,351
	Jabil Inc.	83,626	10,654
*	GoDaddy Inc. Class A	97,516	10,352
	Leidos Holdings Inc.	94,667	10,247
*	Dynatrace Inc.	182,544	9,983
*	Okta Inc. Class A	108,533	9,825
		Shares	Market Value• ($000)
*	Super Micro Computer Inc.	32,370	9,202
*	Manhattan Associates Inc.	42,127	9,071
*	Twilio Inc. Class A	118,489	8,990
	SS&C Technologies Holdings Inc.	145,199	8,873
	Gen Digital Inc.	371,022	8,467
*	DocuSign Inc. Class A	139,064	8,267
	Bentley Systems Inc. Class B	157,370	8,212
*	Nutanix Inc. Class A	165,146	7,876
*	Qorvo Inc.	66,619	7,502
*	Unity Software Inc.	182,496	7,462
*	F5 Inc.	40,793	7,301
*	Pure Storage Inc. Class A	203,307	7,250
	Paycom Software Inc.	34,860	7,206
*	Ceridian HCM Holding Inc.	103,102	6,920
*	Match Group Inc.	187,990	6,862
*	Lattice Semiconductor Corp.	94,948	6,550
*	UiPath Inc. Class A	249,857	6,206
*	Elastic NV	54,422	6,133
*	Guidewire Software Inc.	56,002	6,106
	Universal Display Corp.	31,367	5,999
*	Onto Innovation Inc.	34,171	5,225
	KBR Inc.	93,390	5,175
*	Dropbox Inc. Class A	171,122	5,045
*	Toast Inc. Class A	275,943	5,039
*	Rambus Inc.	73,336	5,005
*	SPS Commerce Inc.	25,667	4,975
*	CACI International Inc. Class A	15,157	4,909
*	Fabrinet	25,474	4,848
*	Qualys Inc.	24,338	4,777
*	MicroStrategy Inc. Class A	7,263	4,587
*	Coherent Corp.	104,786	4,561
	Science Applications International Corp.	36,601	4,550
*	Arrow Electronics Inc.	36,517	4,464
*	AppLovin Corp. Class A	110,936	4,421
*	Procore Technologies Inc.	63,541	4,398
*	ZoomInfo Technologies Inc. Class A	237,742	4,396
*	Aspen Technology Inc.	19,551	4,304
*	SentinelOne Inc. Class A	156,571	4,296
*	Novanta Inc.	25,175	4,240
*	Smartsheet Inc. Class A	87,916	4,204
*	Gitlab Inc. Class A	65,487	4,123
*	Insight Enterprises Inc.	22,619	4,008
*	Five9 Inc.	49,673	3,909
	Concentrix Corp.	38,824	3,813
*	Wolfspeed Inc.	86,786	3,776
	TD SYNNEX Corp.	34,215	3,682
*	Tenable Holdings Inc.	79,471	3,660
*	Samsara Inc. Class A	106,698	3,562
	Dolby Laboratories Inc. Class A	40,746	3,511
*	DoubleVerify Holdings Inc.	94,318	3,469
*	MACOM Technology Solutions Holdings Inc.	36,590	3,401
*	Workiva Inc. Class A	32,535	3,303
*	Blackbaud Inc.	37,939	3,289
	Power Integrations Inc.	40,056	3,289
*	Kyndryl Holdings Inc.	157,462	3,272
	Avnet Inc.	63,505	3,201
*	Varonis Systems Inc. Class B	70,629	3,198
*	Altair Engineering Inc. Class A	37,753	3,177
*	Synaptics Inc.	27,218	3,105
*	Cirrus Logic Inc.	37,260	3,100
*	Freshworks Inc. Class A	131,240	3,083
*	DXC Technology Co.	130,856	2,993
*	Axcelis Technologies Inc.	23,006	2,984
*	Silicon Laboratories Inc.	22,376	2,960
*	Confluent Inc. Class A	125,531	2,937
	Advanced Energy Industries Inc.	26,330	2,868
*	Teradata Corp.	65,865	2,866

Balanced Index Fund
		Shares	Market Value• ($000)
	Amkor Technology Inc.	85,823	2,855
*	IAC Inc.	49,260	2,580
*	CommVault Systems Inc.	30,284	2,418
*	Appfolio Inc. Class A	13,928	2,413
*	Box Inc. Class A	94,152	2,411
*	BlackLine Inc.	38,408	2,398
*	Diodes Inc.	29,739	2,395
	Dun & Bradstreet Holdings Inc.	199,632	2,336
*	Rapid7 Inc.	40,541	2,315
*	FormFactor Inc.	52,204	2,177
*	IPG Photonics Corp.	20,041	2,175
*	Yelp Inc. Class A	45,490	2,154
*	Alarm.com Holdings Inc.	33,058	2,136
	Vishay Intertechnology Inc.	87,369	2,094
*	Plexus Corp.	19,297	2,087
*	CCC Intelligent Solutions Holdings Inc.	181,903	2,072
*	Ziff Davis Inc.	30,609	2,057
*	Braze Inc. Class A	38,406	2,041
*	Sprout Social Inc. Class A	32,714	2,010
*	Alteryx Inc. Class A	42,594	2,009
*,1	C3.ai Inc. Class A	69,307	1,990
*	JFrog Ltd.	56,918	1,970
*	RingCentral Inc. Class A	56,087	1,904
*	Sanmina Corp.	35,949	1,847
*	Parsons Corp.	27,803	1,744
*	Credo Technology Group Holding Ltd.	88,413	1,721
*	Rogers Corp.	12,996	1,716
*	Envestnet Inc.	34,518	1,709
*	Q2 Holdings Inc.	39,152	1,700
*	LiveRamp Holdings Inc.	44,416	1,682
*	nCino Inc.	48,740	1,639
	Progress Software Corp.	29,909	1,624
*	Ambarella Inc.	26,373	1,616
*	Cargurus Inc. Class A	66,027	1,595
*	Schrodinger Inc.	43,832	1,569
*	NCR Voyix Corp.	92,673	1,567
*	Perficient Inc.	23,696	1,560
*	HashiCorp Inc. Class A	65,642	1,552
*	ePlus Inc.	18,200	1,453
*	SiTime Corp.	11,900	1,453
*	Allegro MicroSystems Inc.	47,923	1,451
	Xerox Holdings Corp.	77,812	1,426
*	Fastly Inc. Class A	79,756	1,420
*,1	IonQ Inc.	113,400	1,405
	Pegasystems Inc.	28,205	1,378
*	PagerDuty Inc.	57,717	1,336
*	Upwork Inc.	89,743	1,334
*	Squarespace Inc. Class A	39,730	1,311
*	Impinj Inc.	14,249	1,283
*	DigitalOcean Holdings Inc.	34,284	1,258
*	Agilysys Inc.	14,631	1,241
*	Photronics Inc.	39,053	1,225
	Clear Secure Inc. Class A	58,769	1,214
*	MaxLinear Inc. Class A	50,937	1,211
*	PROS Holdings Inc.	30,175	1,170
*	TTM Technologies Inc.	72,319	1,143
*	Verint Systems Inc.	41,940	1,134
*	Appian Corp. Class A	29,750	1,120
*	Cohu Inc.	31,017	1,098
*	Cleanspark Inc.	96,840	1,068
*	Asana Inc. Class A	55,984	1,064
*	Paycor HCM Inc.	49,189	1,062
*	Informatica Inc. Class A	36,515	1,037
*	Veeco Instruments Inc.	33,369	1,035
*	Vertex Inc. Class A	38,400	1,034
*	NetScout Systems Inc.	46,930	1,030
*	Semtech Corp.	46,692	1,023
		Shares	Market Value• ($000)
*	Xometry Inc. Class A	27,395	984
	CSG Systems International Inc.	18,466	983
*	Bumble Inc. Class A	66,383	978
*	Ultra Clean Holdings Inc.	28,144	961
	Adeia Inc.	73,542	911
*	Jamf Holding Corp.	49,955	902
*	Magnite Inc.	93,307	871
*	indie Semiconductor Inc. Class A	106,145	861
*	Zuora Inc. Class A	91,365	859
*	Zeta Global Holdings Corp. Class A	96,618	852
*	Intapp Inc.	21,718	826
	Shutterstock Inc.	17,076	824
	CTS Corp.	18,505	809
*	Veradigm Inc.	75,931	797
*	Sprinklr Inc. Class A	64,421	776
*	PAR Technology Corp.	17,486	761
*	ScanSource Inc.	18,847	747
*	PDF Solutions Inc.	22,859	735
*	AvePoint Inc.	89,161	732
*	Model N Inc.	26,774	721
	Benchmark Electronics Inc.	25,359	701
*	Everbridge Inc.	28,790	700
*	EngageSmart Inc.	30,172	691
*	Ichor Holdings Ltd.	20,253	681
*	Alkami Technology Inc.	27,498	667
*	TechTarget Inc.	18,851	657
	A10 Networks Inc.	49,754	655
*	ACM Research Inc. Class A	32,940	644
*	Navitas Semiconductor Corp. Class A	79,200	639
	PC Connection Inc.	9,356	629
*	N-able Inc.	46,354	614
*	E2open Parent Holdings Inc.	134,789	592
*	3D Systems Corp.	91,666	582
*	SMART Global Holdings Inc.	30,223	572
	Methode Electronics Inc.	23,510	534
*	Aehr Test Systems	19,324	513
*	Cerence Inc.	26,089	513
*	Amplitude Inc. Class A	40,098	510
*	Eventbrite Inc. Class A	60,790	508
*	Diebold Nixdorf Inc.	17,052	494
*	Couchbase Inc.	21,711	489
*	Grid Dynamics Holdings Inc.	36,378	485
*	Matterport Inc.	172,084	463
	Simulations Plus Inc.	10,335	462
*	Digital Turbine Inc.	67,013	460
*	Kimball Electronics Inc.	16,381	441
*	PubMatic Inc. Class A	26,866	438
*	nLight Inc.	32,121	434
*	Vimeo Inc.	110,126	432
*	Digimarc Corp.	11,500	415
*	Mitek Systems Inc.	31,555	411
*	NerdWallet Inc. Class A	27,858	410
*	BigCommerce Holdings Inc.	42,020	409
*	Olo Inc. Class A	70,610	404
*	SolarWinds Corp.	32,181	402
*	SmartRent Inc. Class A	126,100	402
*	Alpha & Omega Semiconductor Ltd.	15,358	400
*	Yext Inc.	67,569	398
*,1	Getty Images Holdings Inc.	73,000	383
*	MeridianLink Inc.	15,154	375
*	CEVA Inc.	16,301	370
*	Klaviyo Inc. Class A	13,317	370
*	SEMrush Holdings Inc. Class A	26,597	363
*	Vivid Seats Inc. Class A	57,212	362
*	Weave Communications Inc.	31,472	361
	Hackett Group Inc.	15,802	360
*,1	MicroVision Inc.	128,598	342

Balanced Index Fund
		Shares	Market Value• ($000)
*	Blend Labs Inc. Class A	130,700	333
*	Planet Labs PBC	134,700	333
*	Thoughtworks Holding Inc.	65,183	314
*	Applied Digital Corp.	45,400	306
	NVE Corp.	3,806	299
	American Software Inc. Class A	26,372	298
*	Consensus Cloud Solutions Inc.	11,103	291
*,1	SoundHound AI Inc. Class A	133,600	283
*	Daktronics Inc.	33,219	282
*	Unisys Corp.	48,242	271
	ON24 Inc.	31,300	247
*	OneSpan Inc.	22,719	244
*	Definitive Healthcare Corp. Class A	23,692	236
*	Domo Inc. Class B	21,491	221
*	Bandwidth Inc. Class A	15,236	220
*	Backblaze Inc. Class A	28,280	215
*,1	Rumble Inc.	47,800	215
*	Tucows Inc. Class A	7,729	209
*	TrueCar Inc.	59,207	205
*	Terawulf Inc.	80,900	194
*	LivePerson Inc.	49,636	188
*	Porch Group Inc.	60,900	188
*,1	Groupon Inc. Class A	14,600	187
	Immersion Corp.	25,933	183
*	EverCommerce Inc.	16,492	182
*	Identiv Inc.	21,679	179
*	QuickLogic Corp.	12,900	179
*	Nextdoor Holdings Inc.	90,500	171
*,1	Ouster Inc.	21,361	164
*	EverQuote Inc. Class A	12,900	158
*	SkyWater Technology Inc.	15,297	147
*	NextNav Inc.	33,050	147
*	Enfusion Inc. Class A	14,958	145
*	MediaAlpha Inc. Class A	12,482	139
*	Telos Corp.	38,079	139
*	eGain Corp.	16,436	137
*	Red Violet Inc.	6,626	132
*	Kopin Corp.	64,443	131
*	Asure Software Inc.	13,700	130
*	Innovid Corp.	80,434	121
*	Innodata Inc.	14,173	115
*,1	Atomera Inc.	16,254	114
*	1stdibs.com Inc.	23,800	111
	ReposiTrak Inc.	9,689	97
	Richardson Electronics Ltd.	7,000	93
*	Rimini Street Inc.	27,624	90
*	Upland Software Inc.	21,208	90
*	Arteris Inc.	15,000	88
*	Brightcove Inc.	33,486	87
*	inTEST Corp.	6,257	85
*	Rackspace Technology Inc.	41,198	82
*	FiscalNote Holdings Inc.	70,600	80
*	AXT Inc.	32,600	78
*	Everspin Technologies Inc.	8,413	76
*	Rigetti Computing Inc.	75,200	74
*	ZeroFox Holdings Inc.	84,000	73
*	Aeva Technologies Inc.	90,600	69
*	Intevac Inc.	15,339	66
*	Expensify Inc. Class A	26,560	66
	CSP Inc.	3,181	64
*	CoreCard Corp.	4,500	62
*	SecureWorks Corp. Class A	8,244	61
*	Transphorm Inc.	16,300	59
*	Flux Power Holdings Inc.	14,200	58
*	System1 Inc.	25,300	56
*	Synchronoss Technologies Inc.	8,956	56
*	Amtech Systems Inc.	11,877	50
		Shares	Market Value• ($000)
*	Vroom Inc.	83,000	50
*	WM Technology Inc.	69,888	50
*	comScore Inc.	2,920	49
*	Pixelworks Inc.	32,934	43
*	AstroNova Inc.	2,465	40
*	Nutex Health Inc.	218,823	39
*	TransAct Technologies Inc.	5,458	38
*,1	Veritone Inc.	20,477	37
*,1	Skillz Inc. Class A	5,464	34
*	Edgio Inc.	96,551	33
*	Smith Micro Software Inc.	40,208	33
*	Cipher Mining Inc.	7,848	32
*	Zedge Inc. Class B	12,613	30
*	Inuvo Inc.	65,578	28
*	GSI Technology Inc.	9,342	25
*	EMCORE Corp.	46,180	23
*	authID Inc.	2,200	21
*	BuzzFeed Inc. Class A	78,100	20
*,1	Beachbody Co. Inc.	2,336	19
	VirnetX Holding Corp.	2,607	18
*	Presto Automation Inc.	29,303	16
*	Issuer Direct Corp.	848	15
*,1	KULR Technology Group Inc.	79,473	15
*	CVD Equipment Corp.	2,737	12
*	Quantum Corp.	33,700	12
*	Alpine 4 Holdings Inc.	14,638	11
*	Data I/O Corp.	3,396	10
*	Key Tronic Corp.	2,174	9
*,1	Maplebear Inc.	205	5
			9,904,608
Telecommunications (1.3%)
	Cisco Systems Inc.	2,514,220	127,018
	Comcast Corp. Class A	2,763,074	121,161
	Verizon Communications Inc.	2,602,664	98,120
	AT&T Inc.	4,918,540	82,533
	T-Mobile US Inc.	357,439	57,308
*	Arista Networks Inc.	171,157	40,309
	Motorola Solutions Inc.	113,967	35,682
*	Charter Communications Inc. Class A	66,220	25,738
*	Roku Inc. Class A	85,753	7,860
*	Liberty Broadband Corp. Class C	83,286	6,712
	Juniper Networks Inc.	218,717	6,448
*	Ciena Corp.	103,776	4,671
*	Frontier Communications Parent Inc.	171,636	4,349
	Iridium Communications Inc.	74,866	3,081
*	Lumentum Holdings Inc.	45,095	2,364
	Cogent Communications Holdings Inc.	30,838	2,346
*	Viasat Inc.	78,413	2,192
	InterDigital Inc.	17,197	1,867
	Cable One Inc.	3,194	1,778
*	Calix Inc.	40,069	1,751
*	Extreme Networks Inc.	88,148	1,555
*	Viavi Solutions Inc.	144,373	1,454
	Telephone & Data Systems Inc.	74,107	1,360
*	Lumen Technologies Inc.	696,189	1,274
*	DISH Network Corp. Class A	180,225	1,040
*	Globalstar Inc.	528,607	1,025
*	Harmonic Inc.	73,673	961
*	Liberty Broadband Corp. Class A	10,222	824
*	Infinera Corp.	145,087	689
	Shenandoah Telecommunications Co.	31,810	688
*	fuboTV Inc.	202,554	644
*	Digi International Inc.	24,409	635
	Bel Fuse Inc. Class B	7,600	507
*	Gogo Inc.	47,220	478
*	Altice USA Inc. Class A	136,545	444
*	United States Cellular Corp.	10,230	425

Balanced Index Fund
		Shares	Market Value• ($000)
*	Applied Optoelectronics Inc.	21,300	412
	ADTRAN Holdings Inc.	54,634	401
*	CommScope Holding Co. Inc.	141,900	400
*,1	Lightwave Logic Inc.	79,946	398
*	IDT Corp. Class B	11,076	378
*,1	AST SpaceMobile Inc. Class A	55,700	336
	ATN International Inc.	8,375	326
*	EchoStar Corp. Class A	18,641	309
*	8x8 Inc.	81,172	307
*	Xperi Inc.	27,800	306
*	Clearfield Inc.	9,579	279
*	Anterix Inc.	8,305	277
*	NETGEAR Inc.	18,962	276
*	Consolidated Communications Holdings Inc.	54,100	235
*	Aviat Networks Inc.	7,168	234
*	Ooma Inc.	19,530	210
	Comtech Telecommunications Corp.	22,650	191
*	Ribbon Communications Inc.	63,300	184
*	WideOpenWest Inc.	35,637	144
*	Powerfleet Inc.	36,995	127
	Spok Holdings Inc.	7,800	121
*	Kaltura Inc.	61,000	119
*	Lantronix Inc.	14,911	87
*	Cambium Networks Corp.	11,400	68
*	Genasys Inc.	27,790	56
*	KVH Industries Inc.	9,132	48
*	Akoustis Technologies Inc.	40,854	34
*	DZS Inc.	16,287	32
*	Airgain Inc.	8,585	31
	Crexendo Inc.	5,700	28
*	Casa Systems Inc.	34,412	18
*	Inseego Corp.	68,062	15
*	Charge Enterprises Inc.	79,700	9
	Network-1 Technologies Inc.	2,710	6
*	Optical Cable Corp.	183	—
			653,693
Utilities (1.6%)
	NextEra Energy Inc.	1,391,963	84,548
	Southern Co.	751,890	52,723
	Duke Energy Corp.	530,974	51,526
	Waste Management Inc.	277,174	49,642
	Sempra	432,863	32,348
	PG&E Corp.	1,749,383	31,541
	American Electric Power Co. Inc.	354,118	28,761
	Dominion Energy Inc.	575,437	27,046
	Waste Connections Inc.	177,125	26,439
	Constellation Energy Corp.	219,821	25,695
	Exelon Corp.	682,465	24,500
	Xcel Energy Inc.	378,610	23,440
	Republic Services Inc. Class A	139,875	23,067
	Consolidated Edison Inc.	237,495	21,605
	Public Service Enterprise Group Inc.	340,888	20,845
	Edison International	263,590	18,844
	WEC Energy Group Inc.	216,339	18,209
	American Water Works Co. Inc.	132,856	17,536
	Eversource Energy	239,607	14,789
	Entergy Corp.	145,657	14,739
	FirstEnergy Corp.	373,757	13,702
	PPL Corp.	501,696	13,596
	DTE Energy Co.	120,204	13,254
	Ameren Corp.	180,851	13,083
	CenterPoint Energy Inc.	433,003	12,371
	Atmos Energy Corp.	100,808	11,684
	CMS Energy Corp.	200,446	11,640
	Vistra Corp.	244,850	9,432
	Alliant Energy Corp.	174,077	8,930
	AES Corp.	460,785	8,870
		Shares	Market Value• ($000)
	Evergy Inc.	158,996	8,300
	NiSource Inc.	308,400	8,188
	NRG Energy Inc.	155,605	8,045
	Essential Utilities Inc.	166,613	6,223
*	Clean Harbors Inc.	34,142	5,958
	Pinnacle West Capital Corp.	78,108	5,611
	OGE Energy Corp.	138,624	4,842
	UGI Corp.	145,941	3,590
	IDACORP Inc.	35,556	3,496
*	Casella Waste Systems Inc. Class A	39,263	3,355
*	Stericycle Inc.	64,458	3,195
	National Fuel Gas Co.	62,393	3,130
	New Jersey Resources Corp.	66,959	2,985
	Portland General Electric Co.	68,640	2,975
	Southwest Gas Holdings Inc.	46,921	2,972
*	Sunrun Inc.	141,967	2,787
	Ormat Technologies Inc.	35,755	2,710
	Black Hills Corp.	46,432	2,505
	ALLETE Inc.	40,284	2,464
	PNM Resources Inc.	58,713	2,442
	ONE Gas Inc.	38,050	2,425
	Northwestern Energy Group Inc.	42,685	2,172
	American States Water Co.	26,494	2,131
	Spire Inc.	33,955	2,117
	California Water Service Group	39,958	2,073
	Avista Corp.	53,261	1,904
	MGE Energy Inc.	26,169	1,892
	Avangrid Inc.	53,737	1,742
	Chesapeake Utilities Corp.	15,020	1,587
	Clearway Energy Inc. Class C	52,582	1,442
	SJW Group	20,206	1,320
*,1	Sunnova Energy International Inc.	71,764	1,094
	Hawaiian Electric Industries Inc.	76,397	1,084
	Northwest Natural Holding Co.	25,775	1,004
	Middlesex Water Co.	12,757	837
	Clearway Energy Inc. Class A	28,232	722
	Unitil Corp.	11,718	616
*	Enviri Corp.	61,710	555
	Genie Energy Ltd. Class B	13,020	366
	York Water Co.	9,385	362
*	Altus Power Inc. Class A	47,800	326
	Artesian Resources Corp. Class A	6,216	258
	Aris Water Solutions Inc. Class A	25,234	212
	Excelerate Energy Inc. Class A	12,138	188
	Global Water Resources Inc.	11,264	147
*	Vertex Energy Inc.	42,599	144
*,1	NuScale Power Corp. Class A	43,900	144
*	Net Power Inc.	12,800	129
*	Pure Cycle Corp.	12,111	127
*	Quest Resource Holding Corp.	16,000	117
	RGC Resources Inc.	5,719	116
*	Cadiz Inc.	31,280	88
*	Aqua Metals Inc.	95,200	72
*	Perma-Fix Environmental Services Inc.	5,905	46
			839,737
Total Common Stocks (Cost $7,990,618)			31,893,119
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares (Cost $138)	47,692	—
Rights (0.0%)
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	9,469	43
*,2	Cartesian Therapeutics Inc. CVR	90,109	16
*,2	Imara Inc. CVR	11,325	14
*,2	Spectrum Pharmaceuticals Inc. CVR	118,300	10
*,2	Strongbridge Biopharma plc CVR	45,300	8

Balanced Index Fund
				Shares	Market Value• ($000)
*,2	OncoMed Pharmaceuticals Inc. CVR			23,234	6
*,1	Groupon Inc. Exp. 1/17/24			14,600	5
*,2	Adamas Pharmaceuticals Inc. CVR			59,600	4
*,1,2	Oncternal Therapeutics Inc. CVR			2,749	3
*,2	Gyre Therapeutics Inc. CVR			23,975	2
*,2	Surface Oncology Inc. CVR			24,474	2
*,2	Ocera Therapeutics Inc. CVR			3,700	1
*,2	Aduro Biotech Inc. CVR			6,844	1
*,2	Miragen Therapeutics Inc. CVR			36,076	1
*,2	Ambit Biosciences Corp. CVR			1,900	—
*,2	F-star Therapeutics Inc. CVR			5,459	—
*,2	Pineapple Energy Inc. CVR			463	—
*,1,2	Sesen Bio Inc. CVR			128,046	—
*,2	Dianthus Therapeutics Inc. CVR			4,251	—
Total Rights (Cost $192)					116
Warrants (0.0%)
*,2	Cassava Sciences Inc. Exp. 11/15/24			11,480	55
*	Geron Corp. Exp. 12/31/25			39,917	16
*	Athenex Inc. Exp. 8/15/27			13,166	—
Total Warrants (Cost $0)					71
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (24.9%)
U.S. Government Securities (16.9%)
	United States Treasury Note/Bond	4.375%	10/31/24	21,538	21,444
	United States Treasury Note/Bond	0.750%	11/15/24	37,635	36,318
	United States Treasury Note/Bond	2.250%	11/15/24	25,250	24,678
	United States Treasury Note/Bond	1.500%	11/30/24	23,166	22,471
	United States Treasury Note/Bond	2.125%	11/30/24	22,105	21,566
	United States Treasury Note/Bond	1.500%	2/15/25	42,545	41,056
	United States Treasury Note/Bond	2.000%	2/15/25	40,361	39,163
	United States Treasury Note/Bond	1.125%	2/28/25	22,270	21,386
	United States Treasury Note/Bond	2.750%	2/28/25	14,545	14,231
	United States Treasury Note/Bond	4.625%	2/28/25	2,545	2,543
	United States Treasury Note/Bond	1.750%	3/15/25	30,450	29,422
	United States Treasury Note/Bond	3.875%	3/31/25	3,530	3,499
	United States Treasury Note/Bond	2.625%	4/15/25	73,052	71,249
	United States Treasury Note/Bond	0.375%	4/30/25	65,185	61,691
	United States Treasury Note/Bond	2.875%	4/30/25	53,483	52,305
	United States Treasury Note/Bond	3.875%	4/30/25	34,271	33,966
	United States Treasury Note/Bond	2.125%	5/15/25	40,319	39,028
	United States Treasury Note/Bond	2.750%	5/15/25	9,885	9,649
	United States Treasury Note/Bond	0.250%	5/31/25	37,490	35,305
	United States Treasury Note/Bond	4.250%	5/31/25	44,955	44,786
	United States Treasury Note/Bond	2.875%	6/15/25	120,615	117,882
	United States Treasury Note/Bond	2.750%	6/30/25	24,044	23,458
	United States Treasury Note/Bond	3.000%	7/15/25	26,313	25,737
	United States Treasury Note/Bond	0.250%	7/31/25	15,782	14,778
	United States Treasury Note/Bond	2.875%	7/31/25	31,625	30,869
	United States Treasury Note/Bond	4.750%	7/31/25	20,155	20,249
	United States Treasury Note/Bond	2.000%	8/15/25	52,747	50,760
	United States Treasury Note/Bond	3.125%	8/15/25	36,123	35,401
	United States Treasury Note/Bond	0.250%	8/31/25	33,812	31,572
	United States Treasury Note/Bond	2.750%	8/31/25	29,964	29,168
	United States Treasury Note/Bond	5.000%	8/31/25	31,269	31,562
	United States Treasury Note/Bond	3.500%	9/15/25	35,560	35,038
	United States Treasury Note/Bond	0.250%	9/30/25	39,495	36,780
	United States Treasury Note/Bond	3.000%	9/30/25	17,932	17,520
	United States Treasury Note/Bond	5.000%	9/30/25	4,868	4,918
	United States Treasury Note/Bond	4.250%	10/15/25	32,529	32,473
	United States Treasury Note/Bond	0.250%	10/31/25	43,622	40,521
	United States Treasury Note/Bond	3.000%	10/31/25	15,773	15,406
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	5.000%	10/31/25	5,809	5,876
United States Treasury Note/Bond	2.250%	11/15/25	47,475	45,724
United States Treasury Note/Bond	4.500%	11/15/25	85,950	86,245
United States Treasury Note/Bond	0.375%	11/30/25	41,658	38,683
United States Treasury Note/Bond	2.875%	11/30/25	19,247	18,751
United States Treasury Note/Bond	4.875%	11/30/25	5,900	5,962
United States Treasury Note/Bond	4.000%	12/15/25	32,531	32,363
United States Treasury Note/Bond	0.375%	12/31/25	26,597	24,652
United States Treasury Note/Bond	2.625%	12/31/25	17,544	17,004
United States Treasury Note/Bond	3.875%	1/15/26	34,457	34,199
United States Treasury Note/Bond	0.375%	1/31/26	78,780	72,773
United States Treasury Note/Bond	1.625%	2/15/26	59,937	56,809
United States Treasury Note/Bond	4.000%	2/15/26	29,789	29,658
United States Treasury Note/Bond	0.500%	2/28/26	54,345	50,218
United States Treasury Note/Bond	4.625%	3/15/26	117,990	119,041
United States Treasury Note/Bond	0.750%	3/31/26	59,340	55,075
United States Treasury Note/Bond	2.250%	3/31/26	25,535	24,498
United States Treasury Note/Bond	3.750%	4/15/26	4,640	4,598
United States Treasury Note/Bond	0.750%	4/30/26	31,316	28,972
United States Treasury Note/Bond	2.375%	4/30/26	17,065	16,398
United States Treasury Note/Bond	1.625%	5/15/26	50,327	47,488
United States Treasury Note/Bond	3.625%	5/15/26	128,106	126,645
United States Treasury Note/Bond	0.750%	5/31/26	36,415	33,616
United States Treasury Note/Bond	2.125%	5/31/26	17,795	16,994
United States Treasury Note/Bond	4.125%	6/15/26	50,659	50,659
United States Treasury Note/Bond	0.875%	6/30/26	42,111	38,946
United States Treasury Note/Bond	1.875%	6/30/26	16,182	15,343
United States Treasury Note/Bond	4.500%	7/15/26	73,958	74,674
United States Treasury Note/Bond	0.625%	7/31/26	50,979	46,694
United States Treasury Note/Bond	1.875%	7/31/26	15,760	14,908
United States Treasury Note/Bond	1.500%	8/15/26	51,245	47,962
United States Treasury Note/Bond	4.375%	8/15/26	35,727	35,984
United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,288
United States Treasury Note/Bond	0.750%	8/31/26	6,113	5,605
United States Treasury Note/Bond	4.625%	9/15/26	65,610	66,533
United States Treasury Note/Bond	0.875%	9/30/26	64,685	59,429
United States Treasury Note/Bond	4.625%	10/15/26	55,006	55,840
United States Treasury Note/Bond	1.125%	10/31/26	17,773	16,401
United States Treasury Note/Bond	1.625%	10/31/26	20,445	19,142
United States Treasury Note/Bond	2.000%	11/15/26	50,899	48,131
United States Treasury Note/Bond	4.625%	11/15/26	91,054	92,519
United States Treasury Note/Bond	6.500%	11/15/26	910	967
United States Treasury Note/Bond	1.250%	11/30/26	9,805	9,067
United States Treasury Note/Bond	1.625%	11/30/26	25,526	23,859
United States Treasury Note/Bond	4.375%	12/15/26	38,070	38,463
United States Treasury Note/Bond	1.250%	12/31/26	41,157	37,999
United States Treasury Note/Bond	1.750%	12/31/26	22,466	21,055
United States Treasury Note/Bond	1.500%	1/31/27	41,509	38,539
United States Treasury Note/Bond	2.250%	2/15/27	26,207	24,880
United States Treasury Note/Bond	1.125%	2/28/27	11,279	10,334
United States Treasury Note/Bond	1.875%	2/28/27	808	758
United States Treasury Note/Bond	0.625%	3/31/27	24,045	21,618
United States Treasury Note/Bond	2.500%	3/31/27	24,930	23,832
United States Treasury Note/Bond	0.500%	4/30/27	45,073	40,249
United States Treasury Note/Bond	2.750%	4/30/27	28,705	27,620
United States Treasury Note/Bond	2.375%	5/15/27	39,787	37,792
United States Treasury Note/Bond	0.500%	5/31/27	67,015	59,685
United States Treasury Note/Bond	2.625%	5/31/27	27,640	26,465
United States Treasury Note/Bond	0.500%	6/30/27	19,470	17,295
United States Treasury Note/Bond	3.250%	6/30/27	890	870
United States Treasury Note/Bond	0.375%	7/31/27	52,975	46,734
United States Treasury Note/Bond	2.750%	7/31/27	34,254	32,889
United States Treasury Note/Bond	2.250%	8/15/27	44,310	41,790
United States Treasury Note/Bond	0.500%	8/31/27	6,844	6,048
United States Treasury Note/Bond	3.125%	8/31/27	10,554	10,260
United States Treasury Note/Bond	0.375%	9/30/27	45,460	39,877
United States Treasury Note/Bond	4.125%	9/30/27	6,700	6,746

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.500%	10/31/27	56,885	50,023
	United States Treasury Note/Bond	4.125%	10/31/27	33,084	33,306
	United States Treasury Note/Bond	2.250%	11/15/27	49,833	46,866
	United States Treasury Note/Bond	6.125%	11/15/27	775	834
	United States Treasury Note/Bond	0.625%	11/30/27	69,305	61,108
	United States Treasury Note/Bond	3.875%	11/30/27	825	824
	United States Treasury Note/Bond	0.625%	12/31/27	74,020	65,091
	United States Treasury Note/Bond	3.875%	12/31/27	4,878	4,873
	United States Treasury Note/Bond	0.750%	1/31/28	61,625	54,346
	United States Treasury Note/Bond	3.500%	1/31/28	163	161
	United States Treasury Note/Bond	2.750%	2/15/28	20,868	19,949
	United States Treasury Note/Bond	1.125%	2/29/28	73,857	66,056
	United States Treasury Note/Bond	4.000%	2/29/28	17,220	17,285
	United States Treasury Note/Bond	1.250%	3/31/28	72,966	65,441
	United States Treasury Note/Bond	3.625%	3/31/28	21,668	21,438
	United States Treasury Note/Bond	1.250%	4/30/28	69,918	62,620
	United States Treasury Note/Bond	3.500%	4/30/28	11,841	11,660
	United States Treasury Note/Bond	2.875%	5/15/28	30,665	29,419
	United States Treasury Note/Bond	1.250%	5/31/28	68,185	60,951
	United States Treasury Note/Bond	3.625%	5/31/28	21,025	20,815
	United States Treasury Note/Bond	1.250%	6/30/28	103,749	92,564
	United States Treasury Note/Bond	4.000%	6/30/28	42,341	42,559
	United States Treasury Note/Bond	1.000%	7/31/28	84,064	73,963
	United States Treasury Note/Bond	4.125%	7/31/28	22,554	22,797
	United States Treasury Note/Bond	2.875%	8/15/28	53,510	51,219
	United States Treasury Note/Bond	5.500%	8/15/28	4,895	5,225
	United States Treasury Note/Bond	1.125%	8/31/28	46,850	41,382
	United States Treasury Note/Bond	4.375%	8/31/28	29,723	30,374
	United States Treasury Note/Bond	1.250%	9/30/28	104,670	92,796
	United States Treasury Note/Bond	4.625%	9/30/28	37,957	39,202
	United States Treasury Note/Bond	1.375%	10/31/28	54,550	48,575
	United States Treasury Note/Bond	4.875%	10/31/28	30,645	32,005
	United States Treasury Note/Bond	3.125%	11/15/28	27,149	26,241
	United States Treasury Note/Bond	5.250%	11/15/28	14,810	15,675
	United States Treasury Note/Bond	1.500%	11/30/28	76,835	68,719
	United States Treasury Note/Bond	4.375%	11/30/28	80,601	82,528
	United States Treasury Note/Bond	1.375%	12/31/28	27,340	24,269
[5]	United States Treasury Note/Bond	3.750%	12/31/28	35,235	35,092
	United States Treasury Note/Bond	1.750%	1/31/29	56,105	50,652
	United States Treasury Note/Bond	2.625%	2/15/29	53,000	49,936
	United States Treasury Note/Bond	1.875%	2/28/29	39,895	36,192
	United States Treasury Note/Bond	2.375%	3/31/29	45,010	41,817
	United States Treasury Note/Bond	2.875%	4/30/29	18,210	17,336
	United States Treasury Note/Bond	2.750%	5/31/29	34,370	32,480
	United States Treasury Note/Bond	3.250%	6/30/29	32,740	31,722
	United States Treasury Note/Bond	2.625%	7/31/29	15,150	14,203
	United States Treasury Note/Bond	1.625%	8/15/29	9,267	8,253
	United States Treasury Note/Bond	6.125%	8/15/29	3,462	3,837
	United States Treasury Note/Bond	3.125%	8/31/29	43,880	42,193
	United States Treasury Note/Bond	3.875%	9/30/29	31,540	31,506
	United States Treasury Note/Bond	4.000%	10/31/29	43,225	43,468
	United States Treasury Note/Bond	1.750%	11/15/29	14,500	12,950
	United States Treasury Note/Bond	3.875%	11/30/29	23,001	22,979
	United States Treasury Note/Bond	3.875%	12/31/29	1,276	1,275
	United States Treasury Note/Bond	3.500%	1/31/30	28,360	27,766
	United States Treasury Note/Bond	1.500%	2/15/30	49,629	43,270
	United States Treasury Note/Bond	4.000%	2/28/30	31,267	31,453
	United States Treasury Note/Bond	3.625%	3/31/30	32,760	32,284
	United States Treasury Note/Bond	3.500%	4/30/30	31,267	30,588
	United States Treasury Note/Bond	0.625%	5/15/30	61,827	50,563
	United States Treasury Note/Bond	6.250%	5/15/30	2,570	2,902
	United States Treasury Note/Bond	3.750%	5/31/30	34,745	34,474
	United States Treasury Note/Bond	3.750%	6/30/30	35,775	35,490
	United States Treasury Note/Bond	4.000%	7/31/30	7,266	7,313
	United States Treasury Note/Bond	0.625%	8/15/30	88,711	72,023
	United States Treasury Note/Bond	4.125%	8/31/30	40,363	40,918
	United States Treasury Note/Bond	4.625%	9/30/30	17,760	18,534
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.875%	10/31/30	20,746	21,971
	United States Treasury Note/Bond	0.875%	11/15/30	84,936	69,860
	United States Treasury Note/Bond	4.375%	11/30/30	34,335	35,349
[5]	United States Treasury Note/Bond	3.750%	12/31/30	42,575	42,262
[6]	United States Treasury Note/Bond	1.125%	2/15/31	81,068	67,730
	United States Treasury Note/Bond	5.375%	2/15/31	8,005	8,755
	United States Treasury Note/Bond	1.625%	5/15/31	81,688	70,150
	United States Treasury Note/Bond	1.250%	8/15/31	94,807	78,571
	United States Treasury Note/Bond	1.375%	11/15/31	111,466	92,674
	United States Treasury Note/Bond	1.875%	2/15/32	94,466	81,314
	United States Treasury Note/Bond	2.875%	5/15/32	74,169	68,838
	United States Treasury Note/Bond	2.750%	8/15/32	82,840	75,980
	United States Treasury Note/Bond	4.125%	11/15/32	67,604	68,819
	United States Treasury Note/Bond	3.500%	2/15/33	101,836	98,892
[6]	United States Treasury Note/Bond	3.375%	5/15/33	95,433	91,735
	United States Treasury Note/Bond	3.875%	8/15/33	83,980	84,006
	United States Treasury Note/Bond	4.500%	11/15/33	55,080	57,920
	United States Treasury Note/Bond	4.500%	2/15/36	2,734	2,920
	United States Treasury Note/Bond	5.000%	5/15/37	14,986	16,779
	United States Treasury Note/Bond	4.375%	2/15/38	11,517	12,122
	United States Treasury Note/Bond	4.500%	5/15/38	13,544	14,412
	United States Treasury Note/Bond	3.500%	2/15/39	6,398	6,067
	United States Treasury Note/Bond	4.250%	5/15/39	7,883	8,136
	United States Treasury Note/Bond	4.500%	8/15/39	9,884	10,480
	United States Treasury Note/Bond	4.375%	11/15/39	11,686	12,197
	United States Treasury Note/Bond	4.625%	2/15/40	10,000	10,725
	United States Treasury Note/Bond	1.125%	5/15/40	43,885	28,347
	United States Treasury Note/Bond	4.375%	5/15/40	5,139	5,348
	United States Treasury Note/Bond	1.125%	8/15/40	37,305	23,864
	United States Treasury Note/Bond	3.875%	8/15/40	8,449	8,256
	United States Treasury Note/Bond	1.375%	11/15/40	57,480	38,251
	United States Treasury Note/Bond	4.250%	11/15/40	4,317	4,409
	United States Treasury Note/Bond	1.875%	2/15/41	51,471	37,107
	United States Treasury Note/Bond	4.750%	2/15/41	5,967	6,467
	United States Treasury Note/Bond	2.250%	5/15/41	48,760	37,263
	United States Treasury Note/Bond	4.375%	5/15/41	11,000	11,368
	United States Treasury Note/Bond	1.750%	8/15/41	52,196	36,407
	United States Treasury Note/Bond	3.750%	8/15/41	12,000	11,445
	United States Treasury Note/Bond	2.000%	11/15/41	31,715	23,018
	United States Treasury Note/Bond	3.125%	11/15/41	10,928	9,528
	United States Treasury Note/Bond	2.375%	2/15/42	42,662	32,850
	United States Treasury Note/Bond	3.125%	2/15/42	12,579	10,930
	United States Treasury Note/Bond	3.000%	5/15/42	11,950	10,139
	United States Treasury Note/Bond	3.250%	5/15/42	23,570	20,745
	United States Treasury Note/Bond	2.750%	8/15/42	13,006	10,573
	United States Treasury Note/Bond	3.375%	8/15/42	32,648	29,210
	United States Treasury Note/Bond	2.750%	11/15/42	15,070	12,216
	United States Treasury Note/Bond	4.000%	11/15/42	25,473	24,836
	United States Treasury Note/Bond	3.125%	2/15/43	12,758	10,934
	United States Treasury Note/Bond	3.875%	2/15/43	21,427	20,503
	United States Treasury Note/Bond	2.875%	5/15/43	25,464	20,960
	United States Treasury Note/Bond	3.875%	5/15/43	31,759	30,384
	United States Treasury Note/Bond	3.625%	8/15/43	21,797	20,094
	United States Treasury Note/Bond	4.375%	8/15/43	21,445	21,964
	United States Treasury Note/Bond	3.750%	11/15/43	19,000	17,795
	United States Treasury Note/Bond	4.750%	11/15/43	4,710	5,068
	United States Treasury Note/Bond	3.625%	2/15/44	19,823	18,212
	United States Treasury Note/Bond	3.375%	5/15/44	22,600	19,973
	United States Treasury Note/Bond	3.125%	8/15/44	23,700	20,115
	United States Treasury Note/Bond	3.000%	11/15/44	21,616	17,941
	United States Treasury Note/Bond	2.500%	2/15/45	31,348	23,805
	United States Treasury Note/Bond	3.000%	5/15/45	24,914	20,609
	United States Treasury Note/Bond	2.875%	8/15/45	32,342	26,156
	United States Treasury Note/Bond	3.000%	11/15/45	16,493	13,607
	United States Treasury Note/Bond	2.500%	2/15/46	30,604	23,030
	United States Treasury Note/Bond	2.500%	5/15/46	32,775	24,612
	United States Treasury Note/Bond	2.250%	8/15/46	29,394	20,961

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.875%	11/15/46	12,440	9,991
	United States Treasury Note/Bond	3.000%	2/15/47	26,775	21,960
	United States Treasury Note/Bond	3.000%	5/15/47	25,582	20,969
	United States Treasury Note/Bond	2.750%	8/15/47	32,138	25,123
	United States Treasury Note/Bond	2.750%	11/15/47	16,850	13,164
	United States Treasury Note/Bond	3.000%	2/15/48	35,038	28,655
	United States Treasury Note/Bond	3.125%	5/15/48	36,347	30,389
	United States Treasury Note/Bond	3.000%	8/15/48	38,399	31,379
	United States Treasury Note/Bond	3.375%	11/15/48	26,886	23,517
	United States Treasury Note/Bond	3.000%	2/15/49	28,263	23,087
	United States Treasury Note/Bond	2.875%	5/15/49	25,488	20,339
	United States Treasury Note/Bond	2.250%	8/15/49	34,100	23,913
	United States Treasury Note/Bond	2.375%	11/15/49	34,864	25,113
	United States Treasury Note/Bond	2.000%	2/15/50	41,881	27,667
	United States Treasury Note/Bond	1.250%	5/15/50	39,761	21,533
	United States Treasury Note/Bond	1.375%	8/15/50	54,370	30,439
	United States Treasury Note/Bond	1.625%	11/15/50	53,713	32,144
	United States Treasury Note/Bond	1.875%	2/15/51	59,930	38,187
	United States Treasury Note/Bond	2.375%	5/15/51	60,273	43,208
	United States Treasury Note/Bond	2.000%	8/15/51	53,285	34,952
	United States Treasury Note/Bond	1.875%	11/15/51	45,676	29,011
	United States Treasury Note/Bond	2.250%	2/15/52	42,632	29,683
	United States Treasury Note/Bond	2.875%	5/15/52	51,652	41,305
	United States Treasury Note/Bond	3.000%	8/15/52	29,543	24,262
	United States Treasury Note/Bond	4.000%	11/15/52	56,245	55,717
	United States Treasury Note/Bond	3.625%	2/15/53	53,348	49,472
	United States Treasury Note/Bond	3.625%	5/15/53	55,759	51,777
	United States Treasury Note/Bond	4.125%	8/15/53	52,264	53,064
	United States Treasury Note/Bond	4.750%	11/15/53	34,110	38,422
					8,852,873
Agency Bonds and Notes (0.3%)
[7]	AID-Israel	5.500%	9/18/33	400	440
[7]	AID-Jordan	3.000%	6/30/25	400	389
	Federal Farm Credit Banks	1.125%	1/6/25	930	896
	Federal Farm Credit Banks	4.500%	1/10/25	1,591	1,585
	Federal Farm Credit Banks	1.750%	2/14/25	1,490	1,442
	Federal Farm Credit Banks	2.510%	4/1/25	1,250	1,219
	Federal Farm Credit Banks	4.250%	9/30/25	1,330	1,326
	Federal Farm Credit Banks	5.125%	10/10/25	2,450	2,480
	Federal Farm Credit Banks	4.000%	1/13/26	1,300	1,293
	Federal Farm Credit Banks	3.875%	2/2/26	500	496
	Federal Farm Credit Banks	4.750%	3/9/26	700	707
	Federal Farm Credit Banks	4.375%	6/23/26	600	602
	Federal Farm Credit Banks	4.500%	8/14/26	875	883
	Federal Home Loan Banks	5.000%	2/28/25	3,675	3,686
	Federal Home Loan Banks	0.500%	4/14/25	3,500	3,325
	Federal Home Loan Banks	4.625%	6/6/25	1,800	1,803
	Federal Home Loan Banks	0.375%	9/4/25	800	749
	Federal Home Loan Banks	4.500%	12/12/25	1,400	1,404
	Federal Home Loan Banks	4.375%	6/12/26	1,225	1,230
	Federal Home Loan Banks	4.625%	11/17/26	2,475	2,510
	Federal Home Loan Banks	1.250%	12/21/26	6,500	5,987
	Federal Home Loan Banks	4.250%	12/10/27	4,000	4,040
	Federal Home Loan Banks	3.250%	6/9/28	2,700	2,624
	Federal Home Loan Banks	4.000%	6/30/28	2,075	2,082
	Federal Home Loan Banks	3.250%	11/16/28	1,965	1,907
	Federal Home Loan Banks	5.500%	7/15/36	2,775	3,125
[8]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	5,000	4,827
[8,9]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	4,500	4,228
[8]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	10,500	9,809
[8,9]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,270	2,584
[8]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,141	7,091
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Federal National Mortgage Assn.	1.625%	1/7/25	3,460	3,351
[8]	Federal National Mortgage Assn.	0.500%	6/17/25	3,000	2,832
[8]	Federal National Mortgage Assn.	0.375%	8/25/25	6,000	5,619
[8]	Federal National Mortgage Assn.	0.500%	11/7/25	8,500	7,925
[8]	Federal National Mortgage Assn.	2.125%	4/24/26	1,600	1,527
[8]	Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,735
[8]	Federal National Mortgage Assn.	0.750%	10/8/27	8,500	7,546
[8]	Federal National Mortgage Assn.	6.250%	5/15/29	2,000	2,218
[8]	Federal National Mortgage Assn.	7.125%	1/15/30	2,405	2,797
[8]	Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,384
[8]	Federal National Mortgage Assn.	0.875%	8/5/30	7,000	5,732
[8]	Federal National Mortgage Assn.	6.625%	11/15/30	9,320	10,730
[8]	Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,431
[9]	Private Export Funding Corp.	3.250%	6/15/25	175	172
[9]	Private Export Funding Corp.	1.400%	7/15/28	800	712
	Tennessee Valley Authority	0.750%	5/15/25	500	474
[9]	Tennessee Valley Authority	6.750%	11/1/25	2,920	3,035
[9]	Tennessee Valley Authority	2.875%	2/1/27	1,000	963
	Tennessee Valley Authority	3.875%	3/15/28	1,525	1,518
	Tennessee Valley Authority	7.125%	5/1/30	2,000	2,328
	Tennessee Valley Authority	1.500%	9/15/31	1,650	1,346
[9]	Tennessee Valley Authority	4.700%	7/15/33	575	593
	Tennessee Valley Authority	4.650%	6/15/35	500	511
	Tennessee Valley Authority	5.880%	4/1/36	785	892
	Tennessee Valley Authority	5.500%	6/15/38	225	246
	Tennessee Valley Authority	5.250%	9/15/39	2,417	2,566
	Tennessee Valley Authority	3.500%	12/15/42	200	169
	Tennessee Valley Authority	4.250%	9/15/52	500	463
	Tennessee Valley Authority	5.375%	4/1/56	1,580	1,740
	Tennessee Valley Authority	4.625%	9/15/60	519	509
	Tennessee Valley Authority	4.250%	9/15/65	700	641
					152,474
Conventional Mortgage-Backed Securities (7.7%)
[8,9]	Freddie Mac Gold Pool	2.000%	8/1/28– 12/1/31	964	893
[8,9]	Freddie Mac Gold Pool	2.500%	4/1/27– 3/1/37	17,068	16,130
[8,9]	Freddie Mac Gold Pool	3.000%	10/1/24– 4/1/47	55,267	50,917
[8,9]	Freddie Mac Gold Pool	3.500%	9/1/25– 11/1/48	64,099	60,309
[8,9]	Freddie Mac Gold Pool	4.000%	4/1/24– 11/1/48	36,269	35,136
[8,9]	Freddie Mac Gold Pool	4.500%	2/1/24– 1/1/49	16,763	16,676
[8,9]	Freddie Mac Gold Pool	5.000%	1/1/24– 1/1/49	5,531	5,645
[8,9]	Freddie Mac Gold Pool	5.500%	1/1/24– 6/1/41	4,929	5,110
[8,9]	Freddie Mac Gold Pool	6.000%	2/1/26– 5/1/40	2,669	2,771
[8,9]	Freddie Mac Gold Pool	7.000%	5/1/24– 12/1/38	194	202
[8,9]	Freddie Mac Gold Pool	7.500%	2/1/24– 1/1/32	13	13
[8,9]	Freddie Mac Gold Pool	8.000%	8/1/24– 1/1/31	14	14
[8,9]	Freddie Mac Gold Pool	8.500%	1/1/25– 5/1/30	1	1
[9]	Ginnie Mae I Pool	3.000%	1/15/26– 5/15/45	3,490	3,192
[9]	Ginnie Mae I Pool	3.500%	11/15/25– 9/15/49	3,736	3,574
[9]	Ginnie Mae I Pool	4.000%	10/15/24– 6/15/46	5,295	5,131
[9]	Ginnie Mae I Pool	4.500%	10/15/24– 2/15/49	4,875	4,852
[9]	Ginnie Mae I Pool	5.000%	5/15/34– 4/15/41	3,121	3,198

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Ginnie Mae I Pool	6.000%	6/15/32	53	54
[9]	Ginnie Mae I Pool	6.500%	3/15/26– 8/15/39	397	404
[9]	Ginnie Mae I Pool	7.000%	11/15/24– 8/15/32	161	167
[9]	Ginnie Mae I Pool	7.500%	6/15/24– 3/15/32	34	35
[9]	Ginnie Mae I Pool	8.000%	8/15/24– 3/15/32	29	29
[9]	Ginnie Mae I Pool	8.500%	7/15/24– 6/15/30	3	4
[9]	Ginnie Mae I Pool	9.000%	5/15/25– 10/15/26	1	—
[9]	Ginnie Mae II Pool	1.500%	2/20/51– 12/20/51	4,298	3,492
[9]	Ginnie Mae II Pool	2.000%	8/20/50– 1/20/52	157,193	133,361
[5,9]	Ginnie Mae II Pool	2.500%	6/20/27– 1/15/54	159,665	140,155
[9]	Ginnie Mae II Pool	3.000%	2/20/27– 6/20/52	156,241	142,798
[9]	Ginnie Mae II Pool	3.500%	9/20/25– 6/20/53	121,333	114,502
[5,9]	Ginnie Mae II Pool	4.000%	9/20/25– 1/15/54	82,420	79,821
[5,9]	Ginnie Mae II Pool	4.500%	11/20/35– 1/15/54	79,009	77,643
[5,9]	Ginnie Mae II Pool	5.000%	5/20/39– 1/15/54	80,583	80,389
[5,9]	Ginnie Mae II Pool	5.500%	10/20/52– 1/15/54	69,885	70,425
[5,9]	Ginnie Mae II Pool	6.000%	12/20/52– 1/15/54	52,137	53,069
[5,9]	Ginnie Mae II Pool	6.500%	12/20/35– 1/15/54	28,729	29,409
[5,9]	Ginnie Mae II Pool	7.000%	4/20/38– 1/15/54	7,821	8,073
[5,9]	Ginnie Mae II Pool	7.500%	1/15/54	1,150	1,185
[5,8,9]	UMBS Pool	1.500%	7/1/35– 4/1/52	206,810	168,995
[5,8,9]	UMBS Pool	2.000%	11/1/27– 1/25/54	867,596	726,452
[5,8,9]	UMBS Pool	2.500%	1/1/27– 1/25/54	604,085	523,623
[5,8,9]	UMBS Pool	3.000%	1/1/26– 1/25/54	368,638	332,850
[5,8,9]	UMBS Pool	3.500%	9/1/25– 1/25/54	220,365	205,521
[5,8,9]	UMBS Pool	4.000%	2/1/24– 1/25/54	194,626	186,644
[5,8,9]	UMBS Pool	4.500%	8/1/24– 1/25/54	157,769	154,655
[5,8,9]	UMBS Pool	5.000%	1/1/24– 1/25/54	176,155	175,333
[5,8,9]	UMBS Pool	5.500%	7/1/25– 1/25/54	170,491	172,153
[5,8,9]	UMBS Pool	6.000%	10/1/25– 1/25/54	126,184	128,935
[5,8,9]	UMBS Pool	6.500%	11/1/52– 1/25/54	74,757	76,880
[5,8,9]	UMBS Pool	7.000%	5/1/24– 1/25/54	15,001	15,569
[5,8,9]	UMBS Pool	7.500%	5/1/24– 1/25/54	1,183	1,225
[8,9]	UMBS Pool	8.000%	9/1/24– 10/1/30	3	3
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	UMBS Pool	8.500%	10/1/24– 7/1/30	7	7
[8,9]	UMBS Pool	9.000%	9/1/24– 6/1/26	1	1
					4,017,625
Nonconventional Mortgage-Backed Securities (0.0%)
[8,9,10]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	34	35
[8,9,10]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	8	8
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.290%	4.135%	12/1/41	18	18
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	49	49
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.433%	5.683%	7/1/36	7	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.477%	4.693%	3/1/43	80	81
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.527%	5.777%	10/1/37	13	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.780%	12/1/43	38	38
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.558%	5.808%	9/1/43	8	8
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.808%	7/1/43	89	92
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.589%	5.312%	6/1/43	25	26
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.600%	5.850%	8/1/35	31	32
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.623%	3.998%	2/1/36	5	5
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.627%	4.127%	3/1/38	3	3
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	13	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.640%	5.890%	1/1/42	32	34
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	3	3
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.673%	5.861%	10/1/42	26	27
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.680%	5.291%	6/1/42	55	57
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.682%	4.057%	1/1/37	7	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.188%	5/1/40	6	6
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39– 9/1/42	51	52
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	6	6
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	4	4
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.699%	5.831%	8/1/39	36	36
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	17	18
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	3	3
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.702%	5.952%	10/1/42	27	28
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	4	4
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.737%	5.987%	9/1/34	5	5
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.742%	4.612%	5/1/42	27	27
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.812%	9/1/43	38	39

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.747%	5.849%	7/1/41	46	48
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.749%	5.999%	12/1/33	4	4
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.000%	10/1/40	7	7
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.773%	4.877%	5/1/42	12	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.780%	4.280%	2/1/41	17	18
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.784%	5.269%	7/1/42	31	32
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.794%	5.724%	3/1/42	31	32
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.795%	4.446%	3/1/42	36	37
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.795%	5.832%	8/1/42	66	68
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.796%	5.965%	11/1/39	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.797%	5.104%	2/1/42	90	93
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	29	30
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.807%	4.733%	3/1/41	17	17
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	11/1/33– 12/1/40	22	23
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.813%	5.900%	1/1/42	16	17
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41	15	16
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	4.243%	2/1/41	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.450%	5/1/41	21	22
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.565%	6/1/41	5	5
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40– 12/1/41	46	47
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.825%	4.575%	3/1/41	15	16
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.830%	4.485%	4/1/41	26	27
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.658%	2/1/42	20	21
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.080%	6/1/41	24	25
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.011%	1/1/40	8	8
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.210%	5/1/40	4	4
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.836%	5.316%	2/1/41	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.089%	12/1/39	13	13
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.862%	6.061%	9/1/40	10	10
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.880%	5.901%	11/1/34	14	15
[8,9,10]	Fannie Mae Pool, RFUCCT1Y + 1.914%	5.289%	4/1/37	22	22
[8,9,10]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.809%	4/1/37	9	9
[8,9,10]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.090%	8/1/37	16	16
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.486%	2/1/36	9	9
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	3	3
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	15	15
[8,9,10]	Freddie Mac Non Gold Pool, 1YR CMT + 2.412%	4.568%	10/1/36	13	13
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	4.650%	9/1/37	3	3
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.625%	3.875%	1/1/38	3	3
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.390%	5/1/42	4	4
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.659%	12/1/36	12	13
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	11/1/43	38	39
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	6	6
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	5	5
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	4.073%	2/1/37	13	14
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	3.998%	1/1/35	1	1
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	5	5
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	3.995%	12/1/40	20	21
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.125%	5/1/38	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.190%	12/1/41	26	26
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.823%	5.137%	12/1/35	8	8
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.845%	5.021%	2/1/42	8	9
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.847%	5.916%	3/1/42	9	9
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	8	8
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.130%	12/1/40	3	3
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.203%	1/1/41	18	18
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.380%	3/1/41	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.255%	5/1/40	1	1
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.357%	5/1/40	3	3
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.849%	6/1/41	5	5
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40	12	13
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	5.598%	6/1/40	2	2
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.885%	4.774%	2/1/42	10	10
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.145%	9/1/40	12	13
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40– 11/1/40	12	12
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.218%	1/1/41	4	4
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.389%	2/1/41	6	6
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.410%	2/1/41	6	6
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	4.585%	3/1/38	4	4

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9,10]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.373%	1/1/37	29	30
[9,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38– 12/20/43	282	281
[9,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	1/20/41– 3/20/43	363	355
[9,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39– 12/20/40	25	25
[9,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41– 6/20/43	163	161
[9,10]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	3	3
[9,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	5	5
[9,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	4	4
[9,10]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	8	9
					2,730
Total U.S. Government and Agency Obligations (Cost $14,265,256)					13,025,702
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[9]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	550	542
[9]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	50	49
[9]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	650	647
[9]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	200	200
[9]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	245	248
[9]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	75	76
[9]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	2,025	1,954
[9]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	3,575	3,502
[9]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	1,950	1,918
[9]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	1,250	1,260
[9]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	375	379
[9]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	420	427
[9]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	420	432
[9]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	48	47
[9]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	117	115
[9]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	100	96
[9]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	18	18
[9]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	58	56
[9]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	50	47
[9]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	100	93
[9]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	225	227
[9]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	100	101
[9]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	250	246
[9]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	550	540
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	925	928
[9]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	69	68
[9]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	300	289
[9]	BANK Series 2017-BNK4	3.625%	5/15/50	800	754
[9]	BANK Series 2017-BNK5	3.390%	6/15/60	700	660
[9]	BANK Series 2017-BNK5	3.624%	6/15/60	350	325
[9]	BANK Series 2017-BNK6	3.254%	7/15/60	175	164
[9]	BANK Series 2017-BNK6	3.518%	7/15/60	980	928
[9]	BANK Series 2017-BNK6	3.741%	7/15/60	780	713
[9]	BANK Series 2017-BNK7	3.175%	9/15/60	480	448
[9]	BANK Series 2017-BNK7	3.435%	9/15/60	275	259
[9]	BANK Series 2017-BNK7	3.748%	9/15/60	300	278
[9]	BANK Series 2017-BNK8	3.488%	11/15/50	600	540
[9]	BANK Series 2017-BNK8	3.731%	11/15/50	100	83
[9]	BANK Series 2017-BNK8	4.094%	11/15/50	250	166
[9]	BANK Series 2017-BNK9	3.279%	11/15/54	267	253
[9]	BANK Series 2017-BNK9	3.538%	11/15/54	600	559
[9]	BANK Series 2018-BNK10	3.641%	2/15/61	103	100
[9]	BANK Series 2018-BNK10	3.688%	2/15/61	400	379
[9]	BANK Series 2018-BNK10	3.898%	2/15/61	150	137
[9]	BANK Series 2018-BNK11	4.046%	3/15/61	400	383
[9]	BANK Series 2018-BNK12	4.255%	5/15/61	500	483
[9]	BANK Series 2018-BNK12	4.345%	5/15/61	150	139
[9]	BANK Series 2018-BNK13	3.953%	8/15/61	165	156
[9]	BANK Series 2018-BNK13	4.217%	8/15/61	825	791
[9]	BANK Series 2018-BNK14	3.966%	9/15/60	100	95
[9]	BANK Series 2018-BNK14	4.128%	9/15/60	138	137
[9]	BANK Series 2018-BNK14	4.231%	9/15/60	250	241
[9]	BANK Series 2018-BNK14	4.481%	9/15/60	175	161
[9]	BANK Series 2018-BNK15	4.407%	11/15/61	470	457
[9]	BANK Series 2019-BNK16	4.005%	2/15/52	275	261
[9]	BANK Series 2019-BNK17	3.714%	4/15/52	360	338
[9]	BANK Series 2019-BNK17	3.976%	4/15/52	75	68
[9]	BANK Series 2019-BNK18	3.584%	5/15/62	640	558
[9]	BANK Series 2019-BNK18	3.826%	5/15/62	200	176
[9]	BANK Series 2019-BNK19	3.183%	8/15/61	550	472
[9]	BANK Series 2019-BNK19	4.029%	8/15/61	140	84
[9]	BANK Series 2019-BNK20	3.011%	9/15/62	725	617
[9]	BANK Series 2019-BNK21	2.851%	10/17/52	595	517
[9]	BANK Series 2019-BNK21	3.093%	10/17/52	300	237
[9]	BANK Series 2019-BNK22	2.978%	11/15/62	315	278
[9]	BANK Series 2019-BNK23	2.920%	12/15/52	735	650
[9]	BANK Series 2019-BNK23	3.203%	12/15/52	275	220
[9]	BANK Series 2019-BNK24	2.960%	11/15/62	575	511
[9]	BANK Series 2019-BNK24	3.283%	11/15/62	275	238
[9]	BANK Series 2020-BNK25	2.649%	1/15/63	375	320
[9]	BANK Series 2020-BNK25	2.841%	1/15/63	265	218
[9]	BANK Series 2020-BNK26	2.403%	3/15/63	675	572
[9]	BANK Series 2020-BNK26	2.687%	3/15/63	215	162
[9]	BANK Series 2020-BNK27	2.144%	4/15/63	600	493
[9]	BANK Series 2020-BNK27	2.551%	4/15/63	175	140
[9]	BANK Series 2020-BNK28	1.844%	3/15/63	180	148
[9]	BANK Series 2020-BNK29	1.997%	11/15/53	250	199
[9]	BANK Series 2020-BNK30	1.925%	12/15/53	300	239
[9]	BANK Series 2020-BNK30	2.111%	12/15/53	35	27
[9]	BANK Series 2021-BNK31	2.036%	2/15/54	225	185
[9]	BANK Series 2021-BNK31	2.211%	2/15/54	125	97
[9]	BANK Series 2021-BNK32	2.643%	4/15/54	350	300
[9]	BANK Series 2021-BNK33	2.556%	5/15/64	175	148
[9]	BANK Series 2021-BNK34	2.438%	6/15/63	675	541
[9]	BANK Series 2021-BNK35	2.285%	6/15/64	400	332
[9]	BANK Series 2021-BNK36	2.470%	9/15/64	600	503
[9]	BANK Series 2021-BNK36	2.695%	9/15/64	175	142

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	BANK Series 2021-BNK37	2.618%	11/15/64	600	504
[9]	BANK Series 2022-BNK43	4.399%	8/15/55	800	764
[9]	BANK Series 2022-BNK43	4.830%	8/15/55	175	160
[9]	BANK Series 2023-5YR2	6.656%	7/15/56	500	529
[9]	BANK Series 2023-5YR2	7.140%	7/15/56	175	182
[9]	BANK Series 2023-5YR3	6.724%	9/15/56	250	266
[9]	BANK Series 2023-5YR3	7.315%	9/15/56	250	264
[9]	BANK Series 2023-5YR3	7.315%	9/15/56	100	103
[9]	BANK Series 2023-BNK45	5.203%	2/15/56	250	253
[9]	BANK Series 2023-BNK45	5.651%	2/15/56	150	153
[9]	BANK Series 2023-BNK46	5.745%	8/15/56	500	527
[9]	BANK Series 2023-BNK46	6.385%	8/15/56	115	120
[9]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	1,080	1,026
[9]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	420	387
[9]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	225	209
[9]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	1,150	1,029
[9]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	100	81
[9]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	625	562
[9]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	375	327
[9]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	450	439
[9]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	1,300	1,301
[9]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	1,175	1,113
[9]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	325	301
[9]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	500	484
[9]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	450	394
[9]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	143	120
[9]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	150	126
[9]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	525	436
[9]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	110	88
[9]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	650	545
[9]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	225	187
[9]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	100	79
[9]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	375	316
[9]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	950	819
[9]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	750	800
[9]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	250	257
[9]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	75	76
[9]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	175	182
[9]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	75	75
[9]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	500	535
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/56	250	259
[9]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/56	100	102
[9]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	300	340
[9]	BBCMS Mortgage Trust Series 2023-C22	7.126%	11/15/56	100	112
[9]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	650	552
[9]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	450	421
[9]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	200	179
[9]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	86	82
[9]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	2,280	2,138
[9]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	625	522
[9]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	67	66
[9]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	1,000	947
[9]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	250	239
[9]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	500	457
[9]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	1,175	1,126
[9]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	450	426
[9]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	125	114
[9]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	25	24
[9]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	435	410
[9]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	200	177
[9]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	100	93
[9]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	261	243
[9]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	300	280
[9]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	125	115
[9]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	200	180
[9]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	1,450	1,292
[9]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	310	243
[9]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	300	268
[9]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	225	202
[9]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	265	227
[9]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	375	329
[9]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	100	83
[9]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	175	163
[9]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	850	704
[9]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	105	84
[9]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	212	168

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	75	54
[9]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	425	336
[9]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	35	27
[9]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	525	426
[9]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	50	39
[9]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	400	322
[9]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	575	459
[9]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	175	127
[9]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	1,875	1,476
[9]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	275	205
[9]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	500	407
[9]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	100	78
[9]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	550	444
[9]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	250	191
[9]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	575	468
[9]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	350	287
[9]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	75	64
[9]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	225	187
[9]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	75	59
[9]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	925	775
[9]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	500	421
[9]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	1,425	1,164
[9]	Benchmark Mortgage Trust Series 2022-B32	3.410%	1/15/55	300	241
[9]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	300	266
[9]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	250	217
[9]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	375	358
[9]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	100	90
[9]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	825	868
[9]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	250	258
[9]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	325	333
[9]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	175	178
[9]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	80	84
[9]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	260	270
[9]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	275	244
[9]	BMO Mortgage Trust Series 2022-C2	4.813%	7/15/54	300	296
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	900	914
[9]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	125	121
[9]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,000	1,054
[9]	BMO Mortgage Trust Series 2023-5C1	7.118%	8/15/56	500	518
[9]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/56	300	325
[9]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/56	800	841
[9]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	275	276
[9]	BMO Mortgage Trust Series 2023-C4	5.346%	2/15/56	50	49
[9]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	200	211
[9]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	75	76
[9]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	500	534
[9]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	160	168
[9]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	1,100	1,194
[9]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	400	427
[9]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	595	593
[9]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	100	99
[9]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	175	175
[9]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	100	100
[9]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	125	127
[9]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	125	127
[9]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	15	14
[9]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	171	168
[9]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	25	24
[9]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	114	115
[9]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	32	33
[9]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	65	59
[9]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	550	479
[9]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	560	486
[9]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	240	200
[9]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	1,300	1,219
[9]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	850	828
[9]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	2,175	1,906
[9]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	1,875	1,809
[9]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	2,000	1,949
[9]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	1,900	1,864

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	1,325	1,320
[9]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	291	282
[9]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	100	94
[9]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	375	367
[9]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	225	217
[9]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	350	343
[9]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	100	97
[9]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	175	175
[9]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	100	100
[9]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	38	38
[9]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	20	20
[9]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	314	311
[9]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	75	72
[9]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	25	24
[9]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	68	66
[9]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	50	48
[9]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	190	186
[9]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	100	95
[9]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	339	326
[9]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	100	93
[9]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	395	383
[9]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	175	164
[9]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	442	435
[9]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	100	97
[9]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	425	423
[9]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	150	149
[9]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	325	326
[9]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	100	100
[9]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	200	202
[9]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	120	122
[9]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	100	103
[9]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	150	156
[9]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	30	29
[9]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	205	200
[9]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	75	69
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	625	572
[9]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	600	552
[9]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	39	38
[9]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	503	458
[9]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	131	104
[9]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	500	468
[9]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	300	263
[9]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	196	189
[9]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	475	442
[9]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	275	246
[9]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	28	27
[9]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	575	544
[9]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	200	176
[9]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	775	634
[9]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	190	187
[9]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	425	409
[9]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	550	520
[9]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	400	369
[9]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	1,350	1,277
[9]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	300	279
[9]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	800	746
[9]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	200	182
[9]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	300	296
[9]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	560	569
[9]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	480	492
[9]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	391	397
[9]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	1,000	978
[9]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	100	101
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	17	17
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	125	124
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	200	199
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	150	141
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	300	296
[9]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	650	637
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	800	780

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	325	314
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	650	626
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	318	301
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	350	337
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	183	177
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	425	406
[9]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	200	194
[9]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	98	96
[9]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	425	403
[9]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	175	168
[9]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	2,100	2,000
[9]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	250	237
[9]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	250	234
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	85	79
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	1,100	1,024
[9]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	150	138
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	175	165
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	76	76
[9]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	1,200	1,142
[9]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	136	129
[9]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	675	604
[9]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	975	864
[9]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	1,125	969
[9]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	450	388
[9]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	190	148
[9]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	475	463
[9]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	209	201
[9]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	175	170
[9]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	100	96
[9]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	100	98
[9]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	50	49
[9]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	225	224
[9]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	50	50
[9]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	350	360
[9]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	50	52
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	12	11
[9]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	75	72
[9]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	50	36
[9]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	38	38
[9]	COMM Mortgage Trust Series 2014-CR14	4.502%	2/10/47	175	158
[9]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	325	315
[9]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	131	130
[9]	COMM Mortgage Trust Series 2014-CR15	4.509%	2/10/47	105	96
[9]	COMM Mortgage Trust Series 2014-CR15	4.559%	2/10/47	175	155
[9]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	275	272
[9]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	100	95
[9]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	125	124
[9]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	150	147
[9]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	650	643
[9]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	150	145
[9]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	275	269
[9]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,440	3,377
[9]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	170	170
[9]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	240	236
[9]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	80	80
[9]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	57	57
[9]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	36	34
[9]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	350	345
[9]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	225	220
[9]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	167	156
[9]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	500	490
[9]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	68	67
[9]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	800	783
[9]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	225	212
[9]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	575	556
[9]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	500	479
[9]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	58	57
[9]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	475	460
[9]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	175	169
[9]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	308	300

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	425	411
[9]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	850	815
[9]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	146	143
[9]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	400	386
[9]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	325	315
[9]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	14	14
[9]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	425	413
[9]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	200	191
[9]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	200	193
[9]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	450	437
[9]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	1,200	1,155
[9]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	191	187
[9]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	125	117
[9]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	500	469
[9]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	450	399
[9]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	150	127
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	400	388
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	200	192
[9]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	175	163
[9]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	550	531
[9]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	225	211
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	77	75
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	925	893
[9]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.101%	8/15/48	200	177
[9]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	69	67
[9]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	500	482
[9]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	800	754
[9]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	800	737
[9]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	250	228
[9]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	575	531
[9]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	1,200	1,136
[9]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	250	235
[9]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	2,475	2,308
[9]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	1,125	1,008
[9]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	1,075	899
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	175	142
[9]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	250	249
[9]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	100	100
[9]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	400	376
[9]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	300	285
[9]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	325	299
[9]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	600	559
[9]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	150	133
[9]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	200	163
[9]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	850	822
[9]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	725	659
[9]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	1,000	967
[9]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	1,900	1,860
[9]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	2,000	1,961
[9]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	1,075	1,080
[9]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	1,375	1,365
[9]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	1,325	1,336
[9]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	18	18
[9]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	130	128
[9]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	225	214
[9]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	4	4
[9]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	100	98
[9]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	6	6
[9]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	136	133
[9]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	175	163
[9]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	125	122
[9]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	150	141
[9]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	81	80
[9]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	200	196
[9]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	100	97
[9]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	150	149
[9]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	150	149
[9]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	100	99
[9]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	125	123
[9]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	100	100

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	100	102
[9]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	75	75
[9]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	100	100
[9]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	25	25
[9]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	60	60
[9]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	80	81
[8,9]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	19	19
[8,9]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	145	144
[8,9]	Fannie Mae-Aces Series 2014-M7	3.202%	6/25/24	432	426
[8,9]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	198	196
[8,9]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	356	351
[8,9]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	202	199
[8,9]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	684	670
[8,9]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	441	430
[8,9]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	255	249
[8,9]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	437	426
[8,9]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	684	669
[8,9]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	231	222
[8,9]	Fannie Mae-Aces Series 2015-M12	2.802%	5/25/25	545	529
[8,9]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	499	485
[8,9]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	238	229
[8,9]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	240	230
[8,9]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	706	674
[8,9]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	480	459
[8,9]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	164	156
[8,9]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	1,229	1,166
[8,9]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	839	795
[8,9]	Fannie Mae-Aces Series 2016-M12	2.445%	9/25/26	874	831
[8,9]	Fannie Mae-Aces Series 2016-M13	2.513%	9/25/26	181	172
[8,9]	Fannie Mae-Aces Series 2017-M1	2.417%	10/25/26	880	830
[8,9]	Fannie Mae-Aces Series 2017-M2	2.825%	2/25/27	721	689
[8,9]	Fannie Mae-Aces Series 2017-M3	2.465%	12/25/26	1,113	1,053
[8,9]	Fannie Mae-Aces Series 2017-M4	2.552%	12/25/26	810	767
[8,9]	Fannie Mae-Aces Series 2017-M5	3.069%	4/25/29	210	199
[8,9]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	561	533
[8,9]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	1,236	1,186
[8,9]	Fannie Mae-Aces Series 2017-M10	2.584%	7/25/24	225	222
[8,9]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	480	449
[8,9]	Fannie Mae-Aces Series 2017-M12	3.060%	6/25/27	802	769
[8,9]	Fannie Mae-Aces Series 2017-M14	2.862%	11/25/27	258	244
[8,9]	Fannie Mae-Aces Series 2017-M15	3.155%	11/25/27	978	939
[8,9]	Fannie Mae-Aces Series 2018-M1	2.987%	12/25/27	401	381
[8,9]	Fannie Mae-Aces Series 2018-M2	2.908%	1/25/28	1,280	1,217
[8,9]	Fannie Mae-Aces Series 2018-M3	3.069%	2/25/30	269	251
[8,9]	Fannie Mae-Aces Series 2018-M4	3.064%	3/25/28	547	523
[8,9]	Fannie Mae-Aces Series 2018-M7	3.032%	3/25/28	363	346
[8,9]	Fannie Mae-Aces Series 2018-M10	3.357%	7/25/28	200	193
[8,9]	Fannie Mae-Aces Series 2018-M12	3.631%	8/25/30	850	817
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	Fannie Mae-Aces Series 2018-M13	3.740%	9/25/30	639	612
[8,9]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	667	646
[8,9]	Fannie Mae-Aces Series 2019-M1	3.547%	9/25/28	653	619
[8,9]	Fannie Mae-Aces Series 2019-M2	3.624%	11/25/28	792	770
[8,9]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	863	820
[8,9]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	755	721
[8,9]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	805	752
[8,9]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	1,539	1,447
[8,9]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	2,676	2,495
[8,9]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	954	864
[8,9]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	2,100	1,845
[8,9]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	122	109
[8,9]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	1,316	1,196
[8,9]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	200	181
[8,9]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	815	731
[8,9]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	462	410
[8,9]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	292	251
[8,9]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	350	292
[8,9]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	1,150	937
[8,9]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	900	751
[8,9]	Fannie Mae-Aces Series 2020-M52	1.316%	10/25/30	975	794
[8,9]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	725	588
[8,9]	Fannie Mae-Aces Series 2021-M1G	1.469%	11/25/30	225	186
[8,9]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/31	1,050	853
[8,9]	Fannie Mae-Aces Series 2021-M4	1.464%	2/25/31	4,275	3,522
[8,9]	Fannie Mae-Aces Series 2021-M11	1.458%	3/25/31	1,900	1,530
[8,9]	Fannie Mae-Aces Series 2021-M13	1.602%	4/25/31	215	178
[8,9]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/33	200	158
[8,9]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	1,250	1,036
[8,9]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/31	1,500	1,209
[8,9]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	325	266
[8,9]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	450	369
[8,9]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	750	665
[8,9]	Fannie Mae-Aces Series 2022-M8	1.937%	12/25/31	725	603
[8,9]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	1,100	910
[8,9]	Fannie Mae-Aces Series 2023-M1S	4.506%	4/25/33	640	641
[8,9]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	640	633
[8,9]	Fannie Mae-Aces Series 2023-M8	4.471%	3/25/33	300	301
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	1	1
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	860	854
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	775	766

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	26	25
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	1,025	1,010
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	989	973
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	15	15
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	2,375	2,320
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	591	580
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	592	579
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	650	636
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	12	12
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	525	514
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	1,025	1,002
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	450	438
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	750	733
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	450	438
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	275	267
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	700	675
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	1,000	961
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	575	550
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	1,025	979
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	500	477
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	800	772
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	1,000	969
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	1,997	1,938
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	2,400	2,332
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	1,775	1,725
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	1,300	1,256
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	915	883
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	600	576
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	875	841
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	500	481
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	875	840
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	275	265
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	960	922
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	450	435
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	500	481
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	1,000	971
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	675	656
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	2,575	2,528
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	500	490
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	1,000	982
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	230	226
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	800	785
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	1,200	1,176
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	550	539
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	3,425	3,376
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	2,400	2,337
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	1,025	1,010
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	76	75

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	800	779
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	1,175	1,141
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	475	458
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	900	862
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	300	289
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	975	927
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	1,650	1,545
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	1,150	1,070
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	1,150	1,064
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	1,000	911
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	1,850	1,675
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	850	776
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	1,500	1,360
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	1,400	1,271
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	1,100	1,003
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	1,835	1,634
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	990	860
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	600	509
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	1,000	848
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	225	190
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	550	459
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	500	416
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	700	582
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	1,250	1,038
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	1,200	996
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	1,600	1,334
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	1,100	914
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	115	99
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	700	583
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	46	41
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	700	581
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	2,150	1,796
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	1,225	1,025
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	875	740
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	1,075	925
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	600	517
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	1,115	954
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	221	190
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	1,800	1,525
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	700	583
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	5,750	4,827
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	500	423
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	900	764
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	97	85
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	850	729
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	550	469
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	725	631
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	550	470

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	2,050	1,759
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	99	91
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	500	467
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	400	367
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	1,600	1,513
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	900	821
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	250	238
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	400	373
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	400	384
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	850	804
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	400	399
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	275	268
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	850	834
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	375	361
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	300	291
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	300	292
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	600	602
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	950	954
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	500	517
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	640	651
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	480	483
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	450	458
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	800	811
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	550	556
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	400	412
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	250	255
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	300	308
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	555	553
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	420	417
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	1,062	1,048
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	997	982
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	2,000	1,967
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	1,141	1,123
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	865	851
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	966	951
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	1,565	1,524
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	1,959	1,887
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	1,700	1,616
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	1,850	1,672
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	1,725	1,555
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	850	767
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	550	494
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	416	372
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	1,100	977
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	725	654
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	650	585
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	125	111
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	650	650

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	640	635
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	800	798
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	350	360
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	300	287
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	2,135	2,029
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	375	353
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	950	882
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	2,295	1,931
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	950	806
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	625	491
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	875	632
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	1,250	947
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	375	282
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	1,065	806
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	246	207
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	875	695
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	700	537
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	675	518
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	696	680
[8,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	800	775
[9]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	460	465
[9]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	100	102
[9]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	250	256
[9]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	50	49
[9]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	100	99
[9]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	300	299
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	75	75
[9]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	350	354
[9]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	100	101
[9]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	100	101
[9]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	68	67
[9]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	46	45
[9]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	125	120
[9]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	151	148
[9]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	235	225
[9]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	168	163
[9]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	50	47
[9]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	300	296
[9]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	100	98
[9]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	475	472
[9]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	325	323
[9]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	175	174
[9]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	75	75
[9]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	250	253
[9]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	50	51
[9]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	350	357
[9]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	150	154
[9]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	700	681
[9]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	775	769
[9]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	765	749
[9]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	675	632
[9]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	100	99
[9]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	409	407
[9]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	200	197
[9]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	322	319
[9]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	125	123
[9]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	50	49
[9]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	370	368
[9]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	150	148
[9]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	150	150
[9]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	175	175

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	75	75
[9]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	200	200
[9]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	25	25
[9]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	75	75
[9]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	100	101
[9]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	75	76
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	5	5
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	56	55
[9]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	65	63
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	72	71
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	1,390	1,334
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	96	94
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	75	71
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	234	227
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	225	209
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	198	192
[9]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	100	93
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	167	162
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	75	70
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	275	270
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	50	48
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	150	148
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	100	98
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	575	573
[9]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	100	100
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	200	199
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	300	298
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	275	273
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	139	141
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	81	82
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	200	205
[9]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	200	206
[9]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	203	201
[9]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	150	148
[9]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	475	466
[9]	GS Mortgage Securities Trust Series 2014-GC24	4.497%	9/10/47	125	117
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	35	35
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	800	782
[9]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	125	119
[9]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	125	109
[9]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	500	490
[9]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	450	435
[9]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	125	122
[9]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	175	169
[9]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	143	140
[9]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	400	377
[9]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	300	283
[9]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	775	725
[9]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	275	260
[9]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	200	183
[9]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	625	580
[9]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	250	215
[9]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	700	635
[9]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	100	83
[9]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	30	23
[9]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	983	875
[9]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	262	219

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	200	186
[9]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	400	362
[9]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	250	223
[9]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	550	495
[9]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	1,125	1,004
[9]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	275	228
[9]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	500	442
[9]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	525	464
[9]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	150	126
[9]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	250	210
[9]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	475	381
[9]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	75	56
[9]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	281	275
[9]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	125	117
[9]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	86	85
[9]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	75	73
[9]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	275	274
[9]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	275	276
[9]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	400	406
[9]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	150	154
[9]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	75	75
[9]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	71	70
[9]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	185	180
[9]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	184	181
[9]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	155	150
[9]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	75	71
[9]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	279	270
[9]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	100	95
[9]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	195	190
[9]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	75	71
[9]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	200	197
[9]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	75	73
[9]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	175	175
[9]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	75	76
[9]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	175	176
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	50	50
[9]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	500	507
[9]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	60	61
[9]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	300	306
[9]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	850	874
[9]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	35	34
[9]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	21	21
[9]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	50	49
[9]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	43	43
[9]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	75	72
[9]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	155	151
[9]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	100	94
[9]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	350	348
[9]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	100	99
[9]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	196	199
[9]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	57	58
[9]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	150	153
[9]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	100	103
[9]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	244	237
[9]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	750	750
[9]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	175	177
[9]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	225	225
[9]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	75	76
[9]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	250	252
[9]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	75	76
[9]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	560	570
[9]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	80	82
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.790%	12/15/46	122	117
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	250	247
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	325	313
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	975	903
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	400	377

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	325	299
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	97	94
[9]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.732%	1/15/47	187	168
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	497	490
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	93	92
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.645%	2/15/47	113	103
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	51	51
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	175	173
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	5	5
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	100	99
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	75	73
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	650	638
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	175	168
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	319	314
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	188	184
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	150	146
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	300	278
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	750	731
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	200	190
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	360	351
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	200	192
[9]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	200	181
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	94	92
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	218	210
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	500	482
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	100	96
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	49	48
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	350	337
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	93	92
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	425	405
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	200	185
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	63	62
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	370	355
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	132	129
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	425	404
[9]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	300	289
[9]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	126	123
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	1,250	1,184
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	250	231
[9]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	400	351
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	1,400	1,258
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	850	759
[9]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	75	65
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	300	280
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	150	136
[9]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	100	90
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	2,000	1,874
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	425	380
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	275	254
[9]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	175	157
[9]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	1,000	944
[9]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	125	114

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	1,250	988
[9]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	250	195
[9]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	20	20
[9]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	100	99
[9]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	400	398
[9]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	200	198
[9]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	27	27
[9]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	182	176
[9]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	50	47
[9]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	325	323
[9]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	50	49
[9]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	300	309
[9]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	250	262
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.847%	2/15/47	150	149
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	1	1
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	229	228
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.352%	6/15/47	125	116
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	100	98
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.428%	10/15/47	125	119
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	31	31
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	275	268
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	29	28
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	725	705
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	300	290
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	84	83
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	325	313
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	200	185
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	35	34
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	450	436
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	275	264
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	139	136
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	350	336
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	93	91
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	800	767
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	62	60
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	250	241
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	169	163
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	87	85
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	800	764
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	800	743
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	950	886
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	800	763
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	325	294
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	1,000	945
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	400	370
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	400	373
[9]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	575	532
[9]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	225	212
[9]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	300	288
[9]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	400	371
[9]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	317	276
[9]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	800	747
[9]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	825	772

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	125	120
[9]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	550	514
[9]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	1,050	963
[9]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	125	110
[9]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	200	180
[9]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	250	234
[9]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	625	548
[9]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	775	679
[9]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	300	250
[9]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	750	658
[9]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	115	93
[9]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	375	312
[9]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	50	40
[9]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	25	17
[9]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	725	608
[9]	Morgan Stanley Capital I Trust Series 2022-L8	3.794%	4/15/55	750	682
[9]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	325	342
[9]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	200	201
[9]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	150	161
[9]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	6	6
[9]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	100	99
[9]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	225	224
[9]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	75	75
[9]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	150	151
[9]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	50	50
[9]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	35	35
[9]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	19	19
[9]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	215	210
[9]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	225	212
[9]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	238	231
[9]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	150	141
[9]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	300	298
[9]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	100	99
[9]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	525	525
[9]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	50	50
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	500	513
[9]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	500	526
[9]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	100	98
[9]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	225	211
[9]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	275	265
[9]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	70	70
[9]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	250	239
[9]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	224	220
[9]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	100	94
[9]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	213	211
[9]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	150	146
[9]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	275	269
[9]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	200	193
[9]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	200	197
[9]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	125	123
[9]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	150	147
[9]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	100	99
[9]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	700	696
[9]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	100	99
[9]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	100	99
[9]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	100	100
[9]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	75	75
[9]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	75	74
[9]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	40	40
[9]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	120	121
[9]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	80	81
[9]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	220	222
[9]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	120	121
[9]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	300	302
[9]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	350	354
[9]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	200	203
[9]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	350	356
[9]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	200	203
[9]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[9]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	925	904

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	400	407
[9]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	800	821
[9]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	53	53
[9]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	47	47
[9]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	43	42
[9]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	100	96
[9]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	591	577
[9]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	175	165
[9]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	309	301
[9]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	125	117
[9]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	177	172
[9]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	100	93
[9]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	350	343
[9]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	75	72
[9]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	275	271
[9]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	75	73
[9]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	225	224
[9]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	100	99
[9]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	250	250
[9]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	100	100
[9]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	275	277
[9]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	75	76
[9]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	250	255
[9]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	200	205
[9]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	800	747
[9]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	350	320
[9]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	600	563
[9]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	150	133
[9]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	725	670
[9]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	300	275
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	433	404
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	600	558
[9]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	262	234
[9]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	400	367
[9]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	600	553
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	325	300
[9]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	480	454
[9]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	200	188
[9]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	325	300
[9]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	1,200	1,125
[9]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	800	761
[9]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	150	140
[9]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	475	447
[9]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	600	569
[9]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	100	92
[9]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	975	918
[9]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	575	547
[9]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	400	361
[9]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	125	112
[9]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	450	393
[9]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	275	237
[9]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	2,500	2,452
[9]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	1,550	1,498
[9]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	625	602
[9]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	900	876
[9]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	525	518
[9]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	875	871
[9]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	350	349
[9]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	740	749
[9]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	150	151
[9]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	200	205
[9]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	500	507
[9]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	200	202
[9]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	365	356
[9]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	100	94
[9]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	200	201
[9]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	50	50
[9]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	200	204
[9]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	150	155
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	4	4

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	900	889
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	50	49
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	400	389
[9]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	200	192
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	79	78
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	200	194
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	175	167
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	545	533
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	625	604
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	117	110
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	63	62
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	625	606
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	225	218
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	31	30
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	853	824
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	200	187
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	54	53
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	275	266
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	225	218
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	6	6
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	175	168
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	130	127
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	200	193
[9]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	747	723
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	525	488
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	83	81
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	475	456
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	315	300
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	325	306
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	144	136
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	325	311
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	167	161
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	614	577
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	3.367%	10/15/49	100	89
[9]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	210	200
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	854	802
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	242	214
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	725	677
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	400	351
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	400	376
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	600	566
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	150	139
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,000	939
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	1,200	1,098
[9]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	1,200	1,143
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	1,200	1,143
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	200	184
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	775	744

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	1,000	961
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	475	451
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	1,075	1,044
[9]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	500	482
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	975	929
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	700	648
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	780	689
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	200	178
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	350	295
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	750	671
[9]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	450	403
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	975	853
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	135	114
[9]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	175	145
[9]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	400	338
[9]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	53	51
[9]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	74	71
[9]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.822%	12/15/46	13	13
[9]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	136	135
[9]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	50	49
[9]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	125	122
[9]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	125	118
[9]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	186	184
[9]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	425	417
[9]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	650	633
[9]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	100	86
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	32	32
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	125	122
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	75	71
[9]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	200	196
[9]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	45	45
[9]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	300	296
[9]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	4	4
[9]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	50	49
[9]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	35	34
[9]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	75	72
[9]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	63	62
[9]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	50	48
[9]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	166	162
[9]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	202	196
[9]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	150	139
[9]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	261	254
[9]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	250	233
[9]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	338	328
[9]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	50	47
[9]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	325	319
[9]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	125	122
[9]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	200	196
[9]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	100	97
[9]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	400	399
[9]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	100	100
[9]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	275	274
[9]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	275	274
[9]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	175	176
[9]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	25	25
[9]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	500	512
[9]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	40	40
[9]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	225	225
[9]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	50	50
[9]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	60	59
[9]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	350	352

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	175	176
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $554,093)					511,623
Corporate Bonds (10.1%)
Communications (0.8%)
	Alphabet Inc.	0.450%	8/15/25	800	751
	Alphabet Inc.	1.998%	8/15/26	1,600	1,511
	Alphabet Inc.	0.800%	8/15/27	900	805
	Alphabet Inc.	1.100%	8/15/30	1,000	829
	Alphabet Inc.	1.900%	8/15/40	1,000	695
	Alphabet Inc.	2.050%	8/15/50	2,000	1,252
	Alphabet Inc.	2.250%	8/15/60	1,600	994
	America Movil SAB de CV	3.625%	4/22/29	700	662
	America Movil SAB de CV	2.875%	5/7/30	700	623
	America Movil SAB de CV	4.700%	7/21/32	1,000	980
	America Movil SAB de CV	6.375%	3/1/35	800	892
	America Movil SAB de CV	6.125%	11/15/37	300	327
	America Movil SAB de CV	6.125%	3/30/40	1,500	1,632
	America Movil SAB de CV	4.375%	7/16/42	950	858
	America Movil SAB de CV	4.375%	4/22/49	1,000	887
	AT&T Inc.	3.875%	1/15/26	2,000	1,960
	AT&T Inc.	5.539%	2/20/26	1,250	1,251
	AT&T Inc.	1.700%	3/25/26	3,000	2,807
	AT&T Inc.	3.800%	2/15/27	1,820	1,776
	AT&T Inc.	1.650%	2/1/28	2,750	2,449
[9]	AT&T Inc.	4.100%	2/15/28	952	931
	AT&T Inc.	4.350%	3/1/29	3,188	3,147
[9]	AT&T Inc.	4.300%	2/15/30	2,249	2,202
	AT&T Inc.	2.750%	6/1/31	2,600	2,278
	AT&T Inc.	2.250%	2/1/32	2,000	1,655
	AT&T Inc.	2.550%	12/1/33	3,118	2,544
	AT&T Inc.	4.500%	5/15/35	2,230	2,115
	AT&T Inc.	5.250%	3/1/37	1,100	1,105
	AT&T Inc.	4.900%	8/15/37	1,405	1,360
	AT&T Inc.	4.850%	3/1/39	1,000	956
	AT&T Inc.	3.500%	6/1/41	3,650	2,901
	AT&T Inc.	4.300%	12/15/42	1,523	1,327
	AT&T Inc.	4.350%	6/15/45	1,137	984
	AT&T Inc.	4.750%	5/15/46	1,909	1,731
[9]	AT&T Inc.	5.150%	11/15/46	742	715
	AT&T Inc.	5.650%	2/15/47	200	208
	AT&T Inc.	4.500%	3/9/48	1,900	1,664
	AT&T Inc.	4.550%	3/9/49	1,424	1,248
	AT&T Inc.	3.650%	6/1/51	2,385	1,800
	AT&T Inc.	3.500%	9/15/53	7,406	5,388
	AT&T Inc.	3.550%	9/15/55	7,751	5,588
	AT&T Inc.	3.800%	12/1/57	5,253	3,910
	AT&T Inc.	3.650%	9/15/59	5,049	3,626
	AT&T Inc.	3.850%	6/1/60	1,155	863
	Baidu Inc.	3.075%	4/7/25	200	195
	Baidu Inc.	1.720%	4/9/26	500	464
	Baidu Inc.	3.625%	7/6/27	325	312
	Baidu Inc.	4.375%	3/29/28	400	393
	Baidu Inc.	4.875%	11/14/28	750	750
	Baidu Inc.	3.425%	4/7/30	320	291
	Baidu Inc.	2.375%	8/23/31	650	537
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	4,300	4,407
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	200	180
[9]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	500	384
[9]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	400	283
	Booking Holdings Inc.	3.650%	3/15/25	400	394
	Booking Holdings Inc.	3.600%	6/1/26	755	741
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Booking Holdings Inc.	3.550%	3/15/28	650	627
British Telecommunications plc	5.125%	12/4/28	250	254
British Telecommunications plc	9.625%	12/15/30	2,300	2,847
Charter Communications Operating LLC	4.908%	7/23/25	3,500	3,467
Charter Communications Operating LLC	6.150%	11/10/26	1,000	1,023
Charter Communications Operating LLC	3.750%	2/15/28	1,380	1,304
Charter Communications Operating LLC	4.200%	3/15/28	1,000	961
Charter Communications Operating LLC	2.250%	1/15/29	1,000	868
Charter Communications Operating LLC	5.050%	3/30/29	1,300	1,287
Charter Communications Operating LLC	2.800%	4/1/31	1,415	1,194
Charter Communications Operating LLC	2.300%	2/1/32	800	637
Charter Communications Operating LLC	4.400%	4/1/33	900	833
Charter Communications Operating LLC	6.650%	2/1/34	750	792
Charter Communications Operating LLC	6.384%	10/23/35	1,064	1,080
Charter Communications Operating LLC	5.375%	4/1/38	800	723
Charter Communications Operating LLC	3.500%	6/1/41	1,180	834
Charter Communications Operating LLC	3.500%	3/1/42	250	175
Charter Communications Operating LLC	6.484%	10/23/45	2,760	2,711
Charter Communications Operating LLC	5.375%	5/1/47	2,350	2,005
Charter Communications Operating LLC	5.750%	4/1/48	1,550	1,378
Charter Communications Operating LLC	5.125%	7/1/49	750	610
Charter Communications Operating LLC	4.800%	3/1/50	2,000	1,557
Charter Communications Operating LLC	3.700%	4/1/51	1,845	1,202
Charter Communications Operating LLC	3.900%	6/1/52	2,150	1,447
Charter Communications Operating LLC	5.250%	4/1/53	1,000	840
Charter Communications Operating LLC	6.834%	10/23/55	425	427
Charter Communications Operating LLC	3.850%	4/1/61	1,300	818
Charter Communications Operating LLC	4.400%	12/1/61	1,300	899
Charter Communications Operating LLC	3.950%	6/30/62	1,250	794
Charter Communications Operating LLC	5.500%	4/1/63	900	753
Comcast Corp.	3.375%	8/15/25	955	933
Comcast Corp.	3.950%	10/15/25	3,089	3,049
Comcast Corp.	3.150%	3/1/26	2,000	1,942
Comcast Corp.	2.350%	1/15/27	1,930	1,813
Comcast Corp.	3.300%	2/1/27	1,375	1,327
Comcast Corp.	3.300%	4/1/27	1,250	1,203
Comcast Corp.	3.150%	2/15/28	1,381	1,317
Comcast Corp.	4.150%	10/15/28	4,000	3,945
Comcast Corp.	4.550%	1/15/29	816	820
Comcast Corp.	2.650%	2/1/30	1,050	945
Comcast Corp.	3.400%	4/1/30	1,375	1,288
Comcast Corp.	4.250%	10/15/30	1,200	1,183
Comcast Corp.	1.950%	1/15/31	1,300	1,097

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	1.500%	2/15/31	3,400	2,772
Comcast Corp.	4.250%	1/15/33	1,275	1,238
Comcast Corp.	7.050%	3/15/33	1,025	1,197
Comcast Corp.	4.800%	5/15/33	803	813
Comcast Corp.	4.400%	8/15/35	1,000	963
Comcast Corp.	6.500%	11/15/35	71	81
Comcast Corp.	3.200%	7/15/36	700	589
Comcast Corp.	6.450%	3/15/37	1,350	1,540
Comcast Corp.	3.900%	3/1/38	1,225	1,096
Comcast Corp.	4.600%	10/15/38	2,300	2,228
Comcast Corp.	3.250%	11/1/39	575	467
Comcast Corp.	3.750%	4/1/40	1,350	1,162
Comcast Corp.	4.650%	7/15/42	565	532
Comcast Corp.	4.600%	8/15/45	1,291	1,211
Comcast Corp.	3.400%	7/15/46	3,200	2,483
Comcast Corp.	4.000%	8/15/47	1,700	1,436
Comcast Corp.	3.969%	11/1/47	1,871	1,573
Comcast Corp.	4.000%	3/1/48	922	777
Comcast Corp.	3.999%	11/1/49	1,803	1,509
Comcast Corp.	3.450%	2/1/50	1,400	1,076
Comcast Corp.	2.800%	1/15/51	1,575	1,050
Comcast Corp.	2.887%	11/1/51	3,731	2,527
Comcast Corp.	4.049%	11/1/52	1,317	1,112
Comcast Corp.	5.350%	5/15/53	1,305	1,354
Comcast Corp.	2.937%	11/1/56	4,888	3,222
Comcast Corp.	4.950%	10/15/58	1,150	1,132
Comcast Corp.	2.650%	8/15/62	1,000	615
Comcast Corp.	2.987%	11/1/63	2,384	1,540
Comcast Corp.	5.500%	5/15/64	1,142	1,204
Deutsche Telekom International Finance BV	8.750%	6/15/30	3,450	4,159
Discovery Communications LLC	3.450%	3/15/25	1,350	1,316
Discovery Communications LLC	3.950%	6/15/25	576	563
Discovery Communications LLC	4.900%	3/11/26	550	549
Discovery Communications LLC	3.950%	3/20/28	1,609	1,533
Discovery Communications LLC	4.125%	5/15/29	500	474
Discovery Communications LLC	3.625%	5/15/30	930	844
Discovery Communications LLC	5.000%	9/20/37	530	475
Discovery Communications LLC	6.350%	6/1/40	1,155	1,158
Discovery Communications LLC	4.875%	4/1/43	700	584
Discovery Communications LLC	5.200%	9/20/47	1,130	975
Discovery Communications LLC	5.300%	5/15/49	689	595
Discovery Communications LLC	4.650%	5/15/50	900	725
Electronic Arts Inc.	4.800%	3/1/26	275	275
Electronic Arts Inc.	1.850%	2/15/31	500	417
Electronic Arts Inc.	2.950%	2/15/51	800	565
Expedia Group Inc.	5.000%	2/15/26	1,600	1,600
Expedia Group Inc.	4.625%	8/1/27	900	898
Expedia Group Inc.	3.800%	2/15/28	1,500	1,444
Expedia Group Inc.	3.250%	2/15/30	1,025	940
Expedia Group Inc.	2.950%	3/15/31	270	238
FactSet Research Systems Inc.	3.450%	3/1/32	500	449
Fox Corp.	3.050%	4/7/25	240	234
Fox Corp.	4.709%	1/25/29	1,000	995
Fox Corp.	3.500%	4/8/30	560	517
Fox Corp.	6.500%	10/13/33	1,000	1,083
Fox Corp.	5.476%	1/25/39	950	926
Fox Corp.	5.576%	1/25/49	1,500	1,442
Grupo Televisa SAB	8.500%	3/11/32	50	59
Grupo Televisa SAB	6.625%	1/15/40	500	525
Grupo Televisa SAB	5.000%	5/13/45	1,240	1,064
Grupo Televisa SAB	6.125%	1/31/46	350	349
Grupo Televisa SAB	5.250%	5/24/49	600	536
Interpublic Group of Cos. Inc.	4.200%	4/15/24	176	175
Interpublic Group of Cos. Inc.	4.750%	3/30/30	400	394
Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	381
Interpublic Group of Cos. Inc.	5.400%	10/1/48	850	806
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Koninklijke KPN NV	8.375%	10/1/30	500	589
	Meta Platforms Inc.	3.500%	8/15/27	1,000	973
	Meta Platforms Inc.	4.600%	5/15/28	1,225	1,244
	Meta Platforms Inc.	4.800%	5/15/30	816	836
	Meta Platforms Inc.	3.850%	8/15/32	2,400	2,282
	Meta Platforms Inc.	4.950%	5/15/33	1,500	1,548
	Meta Platforms Inc.	4.450%	8/15/52	2,000	1,840
	Meta Platforms Inc.	5.600%	5/15/53	2,039	2,214
	Meta Platforms Inc.	4.650%	8/15/62	1,000	933
	Meta Platforms Inc.	5.750%	5/15/63	1,427	1,564
	NBCUniversal Media LLC	4.450%	1/15/43	1,450	1,327
	Netflix Inc.	4.375%	11/15/26	1,339	1,333
	Netflix Inc.	4.875%	4/15/28	2,346	2,375
	Netflix Inc.	5.875%	11/15/28	1,026	1,084
	Netflix Inc.	6.375%	5/15/29	322	350
[11]	Netflix Inc.	4.875%	6/15/30	583	590
	Omnicom Group Inc.	3.600%	4/15/26	1,150	1,121
	Omnicom Group Inc.	2.450%	4/30/30	620	539
	Omnicom Group Inc.	4.200%	6/1/30	400	388
	Omnicom Group Inc.	2.600%	8/1/31	750	644
	Orange SA	9.000%	3/1/31	2,260	2,793
	Orange SA	5.375%	1/13/42	700	713
	Orange SA	5.500%	2/6/44	600	624
	Paramount Global	2.900%	1/15/27	1,133	1,050
	Paramount Global	3.375%	2/15/28	1,425	1,302
	Paramount Global	3.700%	6/1/28	400	369
	Paramount Global	4.950%	1/15/31	800	760
	Paramount Global	4.200%	5/19/32	1,000	894
	Paramount Global	6.875%	4/30/36	900	914
	Paramount Global	5.900%	10/15/40	300	272
	Paramount Global	4.850%	7/1/42	375	301
	Paramount Global	4.375%	3/15/43	987	733
	Paramount Global	5.850%	9/1/43	975	880
	Paramount Global	5.250%	4/1/44	500	409
	Paramount Global	4.900%	8/15/44	500	397
	Paramount Global	4.600%	1/15/45	600	457
	Paramount Global	4.950%	5/19/50	850	690
	Rogers Communications Inc.	2.950%	3/15/25	900	875
	Rogers Communications Inc.	3.625%	12/15/25	475	461
	Rogers Communications Inc.	3.200%	3/15/27	800	763
	Rogers Communications Inc.	3.800%	3/15/32	1,900	1,750
	Rogers Communications Inc.	4.500%	3/15/42	700	619
	Rogers Communications Inc.	4.500%	3/15/43	540	478
	Rogers Communications Inc.	5.000%	3/15/44	500	469
	Rogers Communications Inc.	4.350%	5/1/49	1,100	931
	Rogers Communications Inc.	3.700%	11/15/49	500	379
	Rogers Communications Inc.	4.550%	3/15/52	1,800	1,573
	Sprint Capital Corp.	6.875%	11/15/28	1,109	1,202
	Sprint Capital Corp.	8.750%	3/15/32	2,198	2,712
	Sprint LLC	7.625%	2/15/25	1,060	1,079
	Take-Two Interactive Software Inc.	3.550%	4/14/25	500	490
	Take-Two Interactive Software Inc.	5.000%	3/28/26	590	592
	Take-Two Interactive Software Inc.	3.700%	4/14/27	500	484
	Take-Two Interactive Software Inc.	4.950%	3/28/28	580	585
	Take-Two Interactive Software Inc.	4.000%	4/14/32	500	476
	Telefonica Emisiones SA	4.103%	3/8/27	1,675	1,642
	Telefonica Emisiones SA	7.045%	6/20/36	335	379
	Telefonica Emisiones SA	4.665%	3/6/38	1,600	1,465
	Telefonica Emisiones SA	5.213%	3/8/47	2,500	2,326
	Telefonica Emisiones SA	4.895%	3/6/48	1,200	1,061
	Telefonica Emisiones SA	5.520%	3/1/49	1,000	968
	Telefonica Europe BV	8.250%	9/15/30	1,580	1,853
	TELUS Corp.	2.800%	2/16/27	500	471

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TELUS Corp.	3.400%	5/13/32	350	312
	TELUS Corp.	4.300%	6/15/49	500	419
	Tencent Music Entertainment Group	2.000%	9/3/30	400	324
	Thomson Reuters Corp.	3.350%	5/15/26	400	385
	Thomson Reuters Corp.	5.500%	8/15/35	350	361
	Thomson Reuters Corp.	5.850%	4/15/40	400	416
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	1,150	1,337
	Time Warner Cable LLC	7.300%	7/1/38	1,585	1,643
	Time Warner Cable LLC	6.750%	6/15/39	1,850	1,842
	Time Warner Cable LLC	5.875%	11/15/40	1,150	1,046
	Time Warner Cable LLC	5.500%	9/1/41	975	856
	Time Warner Cable LLC	4.500%	9/15/42	1,230	972
	T-Mobile USA Inc.	3.500%	4/15/25	2,150	2,106
	T-Mobile USA Inc.	1.500%	2/15/26	1,300	1,211
	T-Mobile USA Inc.	2.250%	2/15/26	482	457
	T-Mobile USA Inc.	2.625%	4/15/26	502	478
	T-Mobile USA Inc.	3.750%	4/15/27	4,500	4,367
	T-Mobile USA Inc.	5.375%	4/15/27	335	336
	T-Mobile USA Inc.	4.750%	2/1/28	1,020	1,016
	T-Mobile USA Inc.	2.050%	2/15/28	2,000	1,805
	T-Mobile USA Inc.	4.950%	3/15/28	314	319
	T-Mobile USA Inc.	4.800%	7/15/28	1,000	1,008
	T-Mobile USA Inc.	2.625%	2/15/29	670	604
	T-Mobile USA Inc.	2.400%	3/15/29	275	247
	T-Mobile USA Inc.	3.375%	4/15/29	1,135	1,055
	T-Mobile USA Inc.	3.875%	4/15/30	6,175	5,862
	T-Mobile USA Inc.	2.550%	2/15/31	2,100	1,808
	T-Mobile USA Inc.	2.875%	2/15/31	893	786
	T-Mobile USA Inc.	3.500%	4/15/31	1,865	1,706
	T-Mobile USA Inc.	2.250%	11/15/31	900	749
	T-Mobile USA Inc.	2.700%	3/15/32	925	789
	T-Mobile USA Inc.	5.200%	1/15/33	660	676
	T-Mobile USA Inc.	5.050%	7/15/33	2,120	2,138
	T-Mobile USA Inc.	4.375%	4/15/40	2,500	2,263
	T-Mobile USA Inc.	3.000%	2/15/41	2,500	1,874
	T-Mobile USA Inc.	4.500%	4/15/50	3,790	3,355
	T-Mobile USA Inc.	3.300%	2/15/51	3,100	2,245
	T-Mobile USA Inc.	3.400%	10/15/52	2,100	1,534
	T-Mobile USA Inc.	5.650%	1/15/53	964	1,006
	T-Mobile USA Inc.	5.750%	1/15/54	1,019	1,081
	T-Mobile USA Inc.	3.600%	11/15/60	1,800	1,316
	T-Mobile USA Inc.	5.800%	9/15/62	335	358
[9]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	600	584
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	1,000	967
[9]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,415	1,324
[9]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	50	58
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	325	299
[9]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	485	435
[9]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	400	339
[9]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	400	294
	VeriSign Inc.	2.700%	6/15/31	700	601
	Verizon Communications Inc.	3.376%	2/15/25	1,100	1,080
	Verizon Communications Inc.	0.850%	11/20/25	1,525	1,418
	Verizon Communications Inc.	1.450%	3/20/26	1,600	1,490
	Verizon Communications Inc.	2.625%	8/15/26	1,537	1,464
	Verizon Communications Inc.	4.125%	3/16/27	2,750	2,711
	Verizon Communications Inc.	3.000%	3/22/27	1,100	1,046
	Verizon Communications Inc.	2.100%	3/22/28	2,700	2,441
	Verizon Communications Inc.	4.329%	9/21/28	3,607	3,570
	Verizon Communications Inc.	4.016%	12/3/29	3,214	3,110
	Verizon Communications Inc.	3.150%	3/22/30	1,290	1,180
	Verizon Communications Inc.	1.500%	9/18/30	500	412
	Verizon Communications Inc.	1.680%	10/30/30	4,176	3,441
	Verizon Communications Inc.	2.550%	3/21/31	3,600	3,105
	Verizon Communications Inc.	2.355%	3/15/32	3,950	3,288
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	5.050%	5/9/33	816	833
Verizon Communications Inc.	4.500%	8/10/33	1,775	1,732
Verizon Communications Inc.	4.400%	11/1/34	2,200	2,119
Verizon Communications Inc.	4.272%	1/15/36	1,254	1,181
Verizon Communications Inc.	5.250%	3/16/37	862	897
Verizon Communications Inc.	4.812%	3/15/39	1,675	1,620
Verizon Communications Inc.	2.650%	11/20/40	2,775	2,001
Verizon Communications Inc.	3.400%	3/22/41	3,400	2,714
Verizon Communications Inc.	2.850%	9/3/41	905	670
Verizon Communications Inc.	4.750%	11/1/41	500	486
Verizon Communications Inc.	4.125%	8/15/46	1,380	1,186
Verizon Communications Inc.	4.862%	8/21/46	1,830	1,748
Verizon Communications Inc.	4.522%	9/15/48	1,000	912
Verizon Communications Inc.	4.000%	3/22/50	1,200	996
Verizon Communications Inc.	2.875%	11/20/50	2,600	1,771
Verizon Communications Inc.	3.550%	3/22/51	3,750	2,893
Verizon Communications Inc.	2.987%	10/30/56	4,339	2,887
Verizon Communications Inc.	3.000%	11/20/60	1,500	986
Verizon Communications Inc.	3.700%	3/22/61	3,240	2,480
Vodafone Group plc	4.125%	5/30/25	2,619	2,587
Vodafone Group plc	4.375%	5/30/28	479	478
Vodafone Group plc	7.875%	2/15/30	625	717
Vodafone Group plc	6.250%	11/30/32	425	463
Vodafone Group plc	6.150%	2/27/37	1,200	1,299
Vodafone Group plc	4.375%	2/19/43	1,125	982
Vodafone Group plc	5.250%	5/30/48	400	390
Vodafone Group plc	4.875%	6/19/49	1,250	1,134
Vodafone Group plc	4.250%	9/17/50	1,400	1,166
Vodafone Group plc	5.625%	2/10/53	1,299	1,315
Vodafone Group plc	5.125%	6/19/59	600	548
Vodafone Group plc	5.750%	2/10/63	200	203
Walt Disney Co.	3.350%	3/24/25	1,255	1,232
Walt Disney Co.	3.700%	10/15/25	500	491
Walt Disney Co.	1.750%	1/13/26	1,400	1,325
Walt Disney Co.	3.375%	11/15/26	281	273
Walt Disney Co.	3.700%	3/23/27	400	394
Walt Disney Co.	2.200%	1/13/28	850	787
Walt Disney Co.	2.000%	9/1/29	1,400	1,244
Walt Disney Co.	3.800%	3/22/30	1,085	1,054
Walt Disney Co.	2.650%	1/13/31	3,000	2,671
Walt Disney Co.	6.550%	3/15/33	392	454
Walt Disney Co.	6.200%	12/15/34	775	877
Walt Disney Co.	6.400%	12/15/35	1,728	1,980
Walt Disney Co.	6.150%	3/1/37	800	888
Walt Disney Co.	4.625%	3/23/40	475	463
Walt Disney Co.	3.500%	5/13/40	2,700	2,278
Walt Disney Co.	5.400%	10/1/43	600	629
Walt Disney Co.	4.750%	9/15/44	690	666
Walt Disney Co.	4.950%	10/15/45	100	98
Walt Disney Co.	2.750%	9/1/49	2,000	1,374
Walt Disney Co.	4.700%	3/23/50	1,155	1,124
Walt Disney Co.	3.600%	1/13/51	2,000	1,609
Walt Disney Co.	3.800%	5/13/60	1,100	896
Warnermedia Holdings Inc.	3.638%	3/15/25	1,600	1,566
Warnermedia Holdings Inc.	3.788%	3/15/25	500	490
Warnermedia Holdings Inc.	3.755%	3/15/27	3,600	3,450
Warnermedia Holdings Inc.	4.054%	3/15/29	1,300	1,233
Warnermedia Holdings Inc.	4.279%	3/15/32	4,200	3,842
Warnermedia Holdings Inc.	5.050%	3/15/42	4,000	3,527
Warnermedia Holdings Inc.	5.141%	3/15/52	6,665	5,735
Warnermedia Holdings Inc.	5.391%	3/15/62	2,000	1,720
Weibo Corp.	3.375%	7/8/30	650	559
				446,351
Consumer Discretionary (0.6%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	2,335	2,214
Alibaba Group Holding Ltd.	2.125%	2/9/31	1,454	1,204
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	563

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alibaba Group Holding Ltd.	4.000%	12/6/37	535	461
	Alibaba Group Holding Ltd.	2.700%	2/9/41	650	445
	Alibaba Group Holding Ltd.	4.200%	12/6/47	1,500	1,225
	Alibaba Group Holding Ltd.	3.150%	2/9/51	1,325	879
	Alibaba Group Holding Ltd.	4.400%	12/6/57	700	569
	Alibaba Group Holding Ltd.	3.250%	2/9/61	900	569
	Amazon.com Inc.	3.000%	4/13/25	1,000	979
	Amazon.com Inc.	0.800%	6/3/25	1,000	948
	Amazon.com Inc.	4.600%	12/1/25	500	502
	Amazon.com Inc.	5.200%	12/3/25	875	886
	Amazon.com Inc.	1.000%	5/12/26	2,500	2,310
	Amazon.com Inc.	3.300%	4/13/27	2,250	2,185
	Amazon.com Inc.	1.200%	6/3/27	2,200	1,984
	Amazon.com Inc.	3.150%	8/22/27	1,550	1,490
	Amazon.com Inc.	4.550%	12/1/27	2,000	2,029
	Amazon.com Inc.	1.650%	5/12/28	2,125	1,913
	Amazon.com Inc.	3.450%	4/13/29	1,750	1,696
	Amazon.com Inc.	2.100%	5/12/31	4,000	3,450
	Amazon.com Inc.	3.600%	4/13/32	1,750	1,666
	Amazon.com Inc.	4.700%	12/1/32	2,500	2,569
	Amazon.com Inc.	4.800%	12/5/34	975	1,009
	Amazon.com Inc.	3.875%	8/22/37	2,890	2,682
	Amazon.com Inc.	2.875%	5/12/41	2,150	1,689
	Amazon.com Inc.	4.950%	12/5/44	1,025	1,058
	Amazon.com Inc.	4.050%	8/22/47	3,400	3,066
	Amazon.com Inc.	2.500%	6/3/50	1,798	1,198
	Amazon.com Inc.	3.100%	5/12/51	3,025	2,261
	Amazon.com Inc.	3.950%	4/13/52	1,750	1,534
	Amazon.com Inc.	4.250%	8/22/57	1,085	1,001
	Amazon.com Inc.	2.700%	6/3/60	1,795	1,189
	Amazon.com Inc.	3.250%	5/12/61	1,500	1,104
	Amazon.com Inc.	4.100%	4/13/62	500	442
[9]	American Honda Finance Corp.	4.600%	4/17/25	500	499
[9]	American Honda Finance Corp.	1.200%	7/8/25	500	474
[9]	American Honda Finance Corp.	1.000%	9/10/25	600	564
[9]	American Honda Finance Corp.	5.250%	7/7/26	600	611
[9]	American Honda Finance Corp.	2.300%	9/9/26	250	236
[9]	American Honda Finance Corp.	2.350%	1/8/27	375	352
[9]	American Honda Finance Corp.	2.000%	3/24/28	1,300	1,179
[9]	American Honda Finance Corp.	5.125%	7/7/28	600	619
	American Honda Finance Corp.	5.650%	11/15/28	600	628
[9]	American Honda Finance Corp.	2.250%	1/12/29	250	226
	American Honda Finance Corp.	4.600%	4/17/30	500	500
[9]	American University	3.672%	4/1/49	400	325
	Aptiv plc	2.396%	2/18/25	500	484
	Aptiv plc	4.350%	3/15/29	150	146
	Aptiv plc	3.250%	3/1/32	700	619
	Aptiv plc	4.400%	10/1/46	225	182
	Aptiv plc	3.100%	12/1/51	1,300	849
	Aptiv plc	4.150%	5/1/52	900	713
	AutoNation Inc.	4.500%	10/1/25	500	490
	AutoNation Inc.	3.800%	11/15/27	250	235
	AutoNation Inc.	1.950%	8/1/28	1,000	860
	AutoNation Inc.	3.850%	3/1/32	750	668
	AutoZone Inc.	3.250%	4/15/25	748	731
	AutoZone Inc.	3.625%	4/15/25	23	23
	AutoZone Inc.	3.125%	4/21/26	300	289
	AutoZone Inc.	5.050%	7/15/26	500	503
	AutoZone Inc.	3.750%	6/1/27	700	680
	AutoZone Inc.	4.500%	2/1/28	420	418
	AutoZone Inc.	6.250%	11/1/28	500	531
	AutoZone Inc.	3.750%	4/18/29	550	526
	AutoZone Inc.	4.000%	4/15/30	1,400	1,346
	AutoZone Inc.	1.650%	1/15/31	1,158	941
	AutoZone Inc.	4.750%	8/1/32	500	495
	AutoZone Inc.	4.750%	2/1/33	500	493
	AutoZone Inc.	5.200%	8/1/33	500	509
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Best Buy Co. Inc.	4.450%	10/1/28	850	845
	BorgWarner Inc.	2.650%	7/1/27	900	834
	BorgWarner Inc.	4.375%	3/15/45	500	413
[9]	Brown University	2.924%	9/1/50	500	363
	Brunswick Corp.	2.400%	8/18/31	500	404
	Brunswick Corp.	4.400%	9/15/32	500	456
	Brunswick Corp.	5.100%	4/1/52	500	391
[9]	California Endowment	2.498%	4/1/51	150	97
	California Institute of Technology	4.700%	11/1/11	325	291
	California Institute of Technology	3.650%	9/1/19	450	320
[9]	Case Western Reserve University	5.405%	6/1/22	200	200
	Choice Hotels International Inc.	3.700%	12/1/29	500	443
	Claremont Mckenna College	3.775%	1/1/22	275	189
	Darden Restaurants Inc.	3.850%	5/1/27	750	726
	Darden Restaurants Inc.	4.550%	2/15/48	550	467
	Dick's Sporting Goods Inc.	3.150%	1/15/32	600	511
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	72
	DR Horton Inc.	2.600%	10/15/25	1,485	1,424
[9]	Duke University	2.682%	10/1/44	300	224
[9]	Duke University	2.757%	10/1/50	340	239
[9]	Duke University	2.832%	10/1/55	550	377
	eBay Inc.	1.900%	3/11/25	1,115	1,072
	eBay Inc.	5.900%	11/22/25	500	509
	eBay Inc.	1.400%	5/10/26	675	625
	eBay Inc.	3.600%	6/5/27	500	484
	eBay Inc.	2.700%	3/11/30	865	771
	eBay Inc.	2.600%	5/10/31	675	588
	eBay Inc.	6.300%	11/22/32	500	551
	eBay Inc.	4.000%	7/15/42	600	500
	eBay Inc.	3.650%	5/10/51	925	707
[9]	Emory University	2.143%	9/1/30	600	518
[9]	Emory University	2.969%	9/1/50	150	107
[9]	Ford Foundation	2.415%	6/1/50	250	163
[9]	Ford Foundation	2.815%	6/1/70	750	480
	Ford Motor Co.	9.625%	4/22/30	150	177
	Ford Motor Co.	7.450%	7/16/31	257	280
	Ford Motor Co.	3.250%	2/12/32	3,087	2,568
	Ford Motor Co.	6.100%	8/19/32	1,407	1,420
	Ford Motor Co.	4.750%	1/15/43	1,611	1,331
	Ford Motor Co.	7.400%	11/1/46	125	136
	Ford Motor Co.	5.291%	12/8/46	1,064	940
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,125	1,094
	Ford Motor Credit Co. LLC	4.542%	8/1/26	239	232
	Ford Motor Credit Co. LLC	2.700%	8/10/26	477	442
	Ford Motor Credit Co. LLC	4.271%	1/9/27	286	275
	Ford Motor Credit Co. LLC	4.950%	5/28/27	477	466
	Ford Motor Credit Co. LLC	4.125%	8/17/27	398	377
	Ford Motor Credit Co. LLC	3.815%	11/2/27	239	223
	Ford Motor Credit Co. LLC	7.350%	11/4/27	477	503
	Ford Motor Credit Co. LLC	2.900%	2/16/28	739	663
	Ford Motor Credit Co. LLC	6.800%	5/12/28	477	498
	Ford Motor Credit Co. LLC	6.798%	11/7/28	1,000	1,046
	Ford Motor Credit Co. LLC	2.900%	2/10/29	486	426
	Ford Motor Credit Co. LLC	5.113%	5/3/29	473	460
	Ford Motor Credit Co. LLC	7.350%	3/6/30	784	841
	Ford Motor Credit Co. LLC	7.200%	6/10/30	200	213
	Ford Motor Credit Co. LLC	4.000%	11/13/30	727	652
	Ford Motor Credit Co. LLC	3.625%	6/17/31	200	172
	Ford Motor Credit Co. LLC	7.122%	11/7/33	1,144	1,232
	Fortune Brands Innovations Inc.	4.000%	6/15/25	455	448
	Fortune Brands Innovations Inc.	3.250%	9/15/29	400	370
	Fortune Brands Innovations Inc.	4.000%	3/25/32	500	466
	Fortune Brands Innovations Inc.	5.875%	6/1/33	500	523
	Fortune Brands Innovations Inc.	4.500%	3/25/52	500	421
	General Motors Co.	4.000%	4/1/25	425	418
	General Motors Co.	6.125%	10/1/25	3,300	3,343
	General Motors Co.	4.200%	10/1/27	400	391

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	6.800%	10/1/27	1,050	1,114
	General Motors Co.	5.000%	10/1/28	650	656
	General Motors Co.	5.400%	10/15/29	500	509
	General Motors Co.	5.600%	10/15/32	875	895
	General Motors Co.	5.000%	4/1/35	1,030	984
	General Motors Co.	6.600%	4/1/36	600	641
	General Motors Co.	5.150%	4/1/38	825	780
	General Motors Co.	6.250%	10/2/43	1,235	1,263
	General Motors Co.	5.200%	4/1/45	1,120	1,010
	General Motors Co.	6.750%	4/1/46	700	752
	General Motors Co.	5.400%	4/1/48	675	619
	General Motors Co.	5.950%	4/1/49	900	883
	General Motors Financial Co. Inc.	4.000%	1/15/25	650	639
	General Motors Financial Co. Inc.	2.900%	2/26/25	814	790
	General Motors Financial Co. Inc.	3.800%	4/7/25	750	735
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,675	1,651
	General Motors Financial Co. Inc.	2.750%	6/20/25	500	481
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,175	1,176
	General Motors Financial Co. Inc.	5.400%	4/6/26	850	856
	General Motors Financial Co. Inc.	1.500%	6/10/26	900	825
	General Motors Financial Co. Inc.	4.000%	10/6/26	525	511
	General Motors Financial Co. Inc.	4.350%	1/17/27	910	892
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,000	998
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,500	1,383
	General Motors Financial Co. Inc.	3.850%	1/5/28	300	287
	General Motors Financial Co. Inc.	2.400%	4/10/28	875	786
	General Motors Financial Co. Inc.	5.800%	6/23/28	1,100	1,131
	General Motors Financial Co. Inc.	2.400%	10/15/28	365	324
	General Motors Financial Co. Inc.	5.800%	1/7/29	2,000	2,049
	General Motors Financial Co. Inc.	5.650%	1/17/29	775	793
	General Motors Financial Co. Inc.	4.300%	4/6/29	2,000	1,929
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,625	1,477
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	414
	General Motors Financial Co. Inc.	2.700%	6/10/31	900	755
	General Motors Financial Co. Inc.	6.400%	1/9/33	500	533
	General Motors Financial Co. Inc.	6.100%	1/7/34	2,000	2,057
	Genuine Parts Co.	1.875%	11/1/30	600	486
	Genuine Parts Co.	6.875%	11/1/33	400	444
[9]	George Washington University	4.300%	9/15/44	550	483
[9]	George Washington University	4.126%	9/15/48	800	713
[9]	Georgetown University	4.315%	4/1/49	378	336
[9]	Georgetown University	2.943%	4/1/50	405	281
	Georgetown University	5.115%	4/1/53	225	233
[9]	Georgetown University	5.215%	10/1/18	243	233
	GXO Logistics Inc.	2.650%	7/15/31	500	411
	Harley-Davidson Inc.	4.625%	7/28/45	500	401
	Hasbro Inc.	3.550%	11/19/26	1,000	948
	Hasbro Inc.	3.900%	11/19/29	725	676
	Hasbro Inc.	6.350%	3/15/40	400	416
	Hasbro Inc.	5.100%	5/15/44	350	308
	Home Depot Inc.	2.700%	4/15/25	750	732
	Home Depot Inc.	3.000%	4/1/26	1,000	970
	Home Depot Inc.	4.950%	9/30/26	500	507
	Home Depot Inc.	2.500%	4/15/27	3,156	2,978
	Home Depot Inc.	0.900%	3/15/28	850	744
	Home Depot Inc.	3.900%	12/6/28	700	690
	Home Depot Inc.	4.900%	4/15/29	500	514
	Home Depot Inc.	2.950%	6/15/29	2,400	2,258
	Home Depot Inc.	2.700%	4/15/30	3,215	2,941
	Home Depot Inc.	1.375%	3/15/31	1,000	817
	Home Depot Inc.	1.875%	9/15/31	700	586
	Home Depot Inc.	3.250%	4/15/32	925	855
	Home Depot Inc.	4.500%	9/15/32	875	892
	Home Depot Inc.	5.875%	12/16/36	2,995	3,349
	Home Depot Inc.	3.300%	4/15/40	2,415	2,002
	Home Depot Inc.	5.950%	4/1/41	833	932
	Home Depot Inc.	4.200%	4/1/43	975	888
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.400%	3/15/45	500	465
	Home Depot Inc.	4.250%	4/1/46	1,820	1,648
	Home Depot Inc.	3.900%	6/15/47	900	774
	Home Depot Inc.	4.500%	12/6/48	875	827
	Home Depot Inc.	3.125%	12/15/49	1,042	776
	Home Depot Inc.	3.350%	4/15/50	1,000	777
	Home Depot Inc.	2.375%	3/15/51	1,000	635
	Home Depot Inc.	2.750%	9/15/51	2,000	1,369
	Home Depot Inc.	3.625%	4/15/52	1,250	1,015
	Home Depot Inc.	4.950%	9/15/52	1,000	1,014
	Honda Motor Co. Ltd.	2.534%	3/10/27	775	732
	Honda Motor Co. Ltd.	2.967%	3/10/32	1,525	1,394
	Hyatt Hotels Corp.	5.375%	4/23/25	500	500
	Hyatt Hotels Corp.	4.850%	3/15/26	350	347
	Hyatt Hotels Corp.	5.750%	1/30/27	300	307
	Hyatt Hotels Corp.	4.375%	9/15/28	850	825
	Hyatt Hotels Corp.	5.750%	4/23/30	400	414
	JD.com Inc.	3.875%	4/29/26	400	390
	JD.com Inc.	3.375%	1/14/30	300	272
	JD.com Inc.	4.125%	1/14/50	400	312
[9]	Johns Hopkins University	4.705%	7/1/32	375	383
[9]	Johns Hopkins University	4.083%	7/1/53	490	434
	Lear Corp.	3.800%	9/15/27	204	197
	Lear Corp.	4.250%	5/15/29	400	385
	Lear Corp.	3.500%	5/30/30	350	313
	Lear Corp.	2.600%	1/15/32	500	408
	Lear Corp.	5.250%	5/15/49	250	231
	Lear Corp.	3.550%	1/15/52	500	350
	Leggett & Platt Inc.	3.500%	11/15/27	700	661
	Leggett & Platt Inc.	3.500%	11/15/51	500	360
	Leland Stanford Junior University	1.289%	6/1/27	100	90
	Leland Stanford Junior University	3.647%	5/1/48	1,075	927
	Leland Stanford Junior University	2.413%	6/1/50	355	238
	Lennar Corp.	4.750%	5/30/25	1,000	994
	Lennar Corp.	5.250%	6/1/26	1,500	1,506
	Lennar Corp.	4.750%	11/29/27	700	700
	Lowe's Cos. Inc.	4.000%	4/15/25	1,000	987
	Lowe's Cos. Inc.	4.400%	9/8/25	300	298
	Lowe's Cos. Inc.	3.375%	9/15/25	975	952
	Lowe's Cos. Inc.	4.800%	4/1/26	650	651
	Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,620
	Lowe's Cos. Inc.	3.100%	5/3/27	642	615
	Lowe's Cos. Inc.	1.300%	4/15/28	500	439
	Lowe's Cos. Inc.	1.700%	9/15/28	925	818
	Lowe's Cos. Inc.	3.650%	4/5/29	1,350	1,301
	Lowe's Cos. Inc.	4.500%	4/15/30	1,375	1,368
	Lowe's Cos. Inc.	1.700%	10/15/30	1,000	831
	Lowe's Cos. Inc.	2.625%	4/1/31	800	701
	Lowe's Cos. Inc.	3.750%	4/1/32	1,250	1,169
	Lowe's Cos. Inc.	5.000%	4/15/33	1,000	1,021
	Lowe's Cos. Inc.	5.150%	7/1/33	650	668
	Lowe's Cos. Inc.	5.000%	4/15/40	525	513
	Lowe's Cos. Inc.	2.800%	9/15/41	925	675
	Lowe's Cos. Inc.	4.250%	9/15/44	63	52
	Lowe's Cos. Inc.	3.700%	4/15/46	1,030	815
	Lowe's Cos. Inc.	4.050%	5/3/47	1,650	1,361
	Lowe's Cos. Inc.	4.550%	4/5/49	500	442
	Lowe's Cos. Inc.	5.125%	4/15/50	500	482
	Lowe's Cos. Inc.	3.000%	10/15/50	1,000	681
	Lowe's Cos. Inc.	3.500%	4/1/51	550	411
	Lowe's Cos. Inc.	4.250%	4/1/52	1,450	1,229
	Lowe's Cos. Inc.	5.625%	4/15/53	1,500	1,581
	Lowe's Cos. Inc.	5.750%	7/1/53	650	691
	Lowe's Cos. Inc.	4.450%	4/1/62	1,020	864
	Lowe's Cos. Inc.	5.800%	9/15/62	500	528
	Lowe's Cos. Inc.	5.850%	4/1/63	650	684
	Magna International Inc.	4.150%	10/1/25	300	296

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Magna International Inc.	2.450%	6/15/30	500	438
	Marriott International Inc.	3.750%	3/15/25	525	516
	Marriott International Inc.	3.750%	10/1/25	200	195
[9]	Marriott International Inc.	3.125%	6/15/26	1,809	1,737
[9]	Marriott International Inc.	4.650%	12/1/28	2,000	1,991
[9]	Marriott International Inc.	4.625%	6/15/30	1,300	1,278
[9]	Marriott International Inc.	2.850%	4/15/31	1,200	1,041
[9]	Marriott International Inc.	3.500%	10/15/32	850	758
[9]	Marriott International Inc.	2.750%	10/15/33	250	206
	Masco Corp.	3.500%	11/15/27	100	95
	Masco Corp.	1.500%	2/15/28	500	438
	Masco Corp.	7.750%	8/1/29	94	105
	Masco Corp.	2.000%	10/1/30	500	413
	Masco Corp.	2.000%	2/15/31	500	412
	Masco Corp.	4.500%	5/15/47	725	624
	Masco Corp.	3.125%	2/15/51	500	350
[9]	Massachusetts Institute of Technology	2.989%	7/1/50	370	277
	Massachusetts Institute of Technology	3.067%	4/1/52	500	378
	Massachusetts Institute of Technology	5.600%	7/1/11	860	992
	Massachusetts Institute of Technology	4.678%	7/1/14	700	678
	Massachusetts Institute of Technology	3.885%	7/1/16	200	159
[9]	McDonald's Corp.	3.375%	5/26/25	459	450
[9]	McDonald's Corp.	3.300%	7/1/25	818	800
[9]	McDonald's Corp.	3.700%	1/30/26	1,125	1,106
[9]	McDonald's Corp.	3.500%	3/1/27	200	195
[9]	McDonald's Corp.	3.500%	7/1/27	2,750	2,673
[9]	McDonald's Corp.	3.800%	4/1/28	500	488
	McDonald's Corp.	4.800%	8/14/28	600	611
[9]	McDonald's Corp.	2.625%	9/1/29	600	549
[9]	McDonald's Corp.	2.125%	3/1/30	600	524
[9]	McDonald's Corp.	3.600%	7/1/30	2,175	2,064
[9]	McDonald's Corp.	4.700%	12/9/35	675	666
[9]	McDonald's Corp.	6.300%	3/1/38	100	114
[9]	McDonald's Corp.	5.700%	2/1/39	375	403
[9]	McDonald's Corp.	3.700%	2/15/42	725	613
[9]	McDonald's Corp.	3.625%	5/1/43	400	332
[9]	McDonald's Corp.	4.600%	5/26/45	925	873
[9]	McDonald's Corp.	4.875%	12/9/45	1,225	1,208
[9]	McDonald's Corp.	4.450%	3/1/47	750	689
[9]	McDonald's Corp.	4.450%	9/1/48	900	834
[9]	McDonald's Corp.	3.625%	9/1/49	2,000	1,607
[9]	McDonald's Corp.	4.200%	4/1/50	1,000	889
[9]	McDonald's Corp.	5.150%	9/9/52	500	509
	MDC Holdings Inc.	2.500%	1/15/31	300	246
	MDC Holdings Inc.	6.000%	1/15/43	400	373
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	605	759
	Mohawk Industries Inc.	5.850%	9/18/28	500	518
	Mohawk Industries Inc.	3.625%	5/15/30	375	347
	NIKE Inc.	2.400%	3/27/25	650	632
	NIKE Inc.	2.375%	11/1/26	1,000	949
	NIKE Inc.	2.750%	3/27/27	650	620
	NIKE Inc.	2.850%	3/27/30	1,575	1,448
	NIKE Inc.	3.250%	3/27/40	1,050	883
	NIKE Inc.	3.625%	5/1/43	525	453
	NIKE Inc.	3.875%	11/1/45	500	440
	NIKE Inc.	3.375%	3/27/50	1,625	1,332
[9]	Northwestern University	4.643%	12/1/44	350	335
[9]	Northwestern University	2.640%	12/1/50	245	170
[9]	Northwestern University	3.662%	12/1/57	200	162
	NVR Inc.	3.000%	5/15/30	1,250	1,114
	O'Reilly Automotive Inc.	3.550%	3/15/26	500	486
	O'Reilly Automotive Inc.	5.750%	11/20/26	600	614
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	O'Reilly Automotive Inc.	3.600%	9/1/27	1,300	1,254
	O'Reilly Automotive Inc.	4.200%	4/1/30	350	338
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	407
	Owens Corning	4.200%	12/1/24	250	247
	Owens Corning	3.400%	8/15/26	500	482
	Owens Corning	3.950%	8/15/29	375	358
	Owens Corning	3.875%	6/1/30	100	94
	Owens Corning	7.000%	12/1/36	18	21
	Owens Corning	4.300%	7/15/47	1,150	1,015
	Owens Corning	4.400%	1/30/48	525	457
	President & Fellows of Harvard College	4.875%	10/15/40	250	254
	President & Fellows of Harvard College	3.150%	7/15/46	400	313
	President & Fellows of Harvard College	2.517%	10/15/50	725	492
	President & Fellows of Harvard College	3.745%	11/15/52	500	434
	PulteGroup Inc.	5.500%	3/1/26	700	709
	PulteGroup Inc.	5.000%	1/15/27	975	980
	PulteGroup Inc.	6.375%	5/15/33	1,000	1,094
	PVH Corp.	4.625%	7/10/25	500	492
	Ralph Lauren Corp.	3.750%	9/15/25	100	98
	Ralph Lauren Corp.	2.950%	6/15/30	700	637
[9]	Rockefeller Foundation	2.492%	10/1/50	1,000	662
	Ross Stores Inc.	4.600%	4/15/25	575	571
	Ross Stores Inc.	1.875%	4/15/31	400	329
	Sands China Ltd.	5.375%	8/8/25	1,450	1,429
	Sands China Ltd.	4.300%	1/8/26	650	624
	Sands China Ltd.	2.550%	3/8/27	575	521
	Sands China Ltd.	5.650%	8/8/28	1,550	1,529
	Sands China Ltd.	3.100%	3/8/29	525	456
	Sands China Ltd.	4.625%	6/18/30	575	524
	Sands China Ltd.	3.500%	8/8/31	475	396
	Snap-on Inc.	3.250%	3/1/27	225	217
	Snap-on Inc.	4.100%	3/1/48	275	244
	Snap-on Inc.	3.100%	5/1/50	400	306
	Stanley Black & Decker Inc.	3.400%	3/1/26	375	363
	Stanley Black & Decker Inc.	4.250%	11/15/28	375	367
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,500	1,277
	Stanley Black & Decker Inc.	5.200%	9/1/40	300	292
	Stanley Black & Decker Inc.	4.850%	11/15/48	400	361
[9]	Stanley Black & Decker Inc.	4.000%	3/15/60	200	167
	Starbucks Corp.	2.450%	6/15/26	665	633
	Starbucks Corp.	3.500%	3/1/28	500	481
	Starbucks Corp.	4.000%	11/15/28	250	246
	Starbucks Corp.	3.550%	8/15/29	700	675
	Starbucks Corp.	2.250%	3/12/30	600	527
	Starbucks Corp.	2.550%	11/15/30	2,000	1,769
	Starbucks Corp.	3.000%	2/14/32	1,000	896
	Starbucks Corp.	4.300%	6/15/45	200	179
	Starbucks Corp.	4.500%	11/15/48	1,685	1,538
	Starbucks Corp.	3.350%	3/12/50	700	524
	Starbucks Corp.	3.500%	11/15/50	1,000	778
	Tapestry Inc.	7.050%	11/27/25	600	614
	Tapestry Inc.	7.000%	11/27/26	600	622
[9]	Tapestry Inc.	4.125%	7/15/27	109	104
	Tapestry Inc.	7.350%	11/27/28	800	840
	Tapestry Inc.	7.700%	11/27/30	800	844
[9]	Tapestry Inc.	3.050%	3/15/32	500	405
	Tapestry Inc.	7.850%	11/27/33	1,000	1,068
	Thomas Jefferson University	3.847%	11/1/57	500	371
	TJX Cos. Inc.	2.250%	9/15/26	750	711
	TJX Cos. Inc.	1.150%	5/15/28	500	438
	TJX Cos. Inc.	4.500%	4/15/50	500	477
	Toll Brothers Finance Corp.	4.350%	2/15/28	750	733
	Toyota Motor Corp.	1.339%	3/25/26	1,000	932

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Corp.	5.275%	7/13/26	500	509
	Toyota Motor Corp.	5.118%	7/13/28	500	519
	Toyota Motor Corp.	2.760%	7/2/29	400	375
	Toyota Motor Corp.	5.123%	7/13/33	500	539
[9]	Toyota Motor Credit Corp.	1.450%	1/13/25	700	676
[9]	Toyota Motor Credit Corp.	1.800%	2/13/25	925	895
[9]	Toyota Motor Credit Corp.	3.400%	4/14/25	100	98
	Toyota Motor Credit Corp.	3.950%	6/30/25	500	494
	Toyota Motor Credit Corp.	5.600%	9/11/25	600	610
[9]	Toyota Motor Credit Corp.	0.800%	10/16/25	1,000	935
	Toyota Motor Credit Corp.	4.450%	5/18/26	719	718
[9]	Toyota Motor Credit Corp.	1.125%	6/18/26	1,500	1,385
[9]	Toyota Motor Credit Corp.	5.000%	8/14/26	500	506
	Toyota Motor Credit Corp.	5.400%	11/20/26	700	717
[9]	Toyota Motor Credit Corp.	3.200%	1/11/27	850	820
[9]	Toyota Motor Credit Corp.	1.900%	1/13/27	300	278
[9]	Toyota Motor Credit Corp.	3.050%	3/22/27	1,000	958
[9]	Toyota Motor Credit Corp.	1.150%	8/13/27	1,350	1,206
[9]	Toyota Motor Credit Corp.	4.550%	9/20/27	875	882
	Toyota Motor Credit Corp.	5.450%	11/10/27	700	726
[9]	Toyota Motor Credit Corp.	3.050%	1/11/28	850	811
	Toyota Motor Credit Corp.	4.625%	1/12/28	650	659
[9]	Toyota Motor Credit Corp.	1.900%	4/6/28	650	590
[9]	Toyota Motor Credit Corp.	5.250%	9/11/28	600	622
	Toyota Motor Credit Corp.	3.650%	1/8/29	1,450	1,415
[9]	Toyota Motor Credit Corp.	4.450%	6/29/29	750	754
[9]	Toyota Motor Credit Corp.	2.150%	2/13/30	625	552
[9]	Toyota Motor Credit Corp.	3.375%	4/1/30	1,400	1,317
	Toyota Motor Credit Corp.	4.550%	5/17/30	404	407
	Toyota Motor Credit Corp.	5.550%	11/20/30	700	737
	Toyota Motor Credit Corp.	1.900%	9/12/31	1,000	833
[9]	Toyota Motor Credit Corp.	2.400%	1/13/32	160	137
	Tractor Supply Co.	1.750%	11/1/30	400	328
	Tractor Supply Co.	5.250%	5/15/33	500	513
[9]	Trustees of Boston College	3.129%	7/1/52	300	220
[9]	Trustees of Boston University	4.061%	10/1/48	220	195
	Trustees of Princeton University	5.700%	3/1/39	620	691
[9]	Trustees of Princeton University	2.516%	7/1/50	565	390
	Trustees of Princeton University	4.201%	3/1/52	300	279
[9]	Trustees of the University of Pennsylvania	2.396%	10/1/50	325	210
	Trustees of the University of Pennsylvania	4.674%	9/1/12	450	417
[9]	University of Chicago	2.547%	4/1/50	800	542
	University of Chicago	3.000%	10/1/52	175	127
[9]	University of Chicago	4.003%	10/1/53	390	345
[9]	University of Miami	4.063%	4/1/52	500	427
[9]	University of Notre Dame du Lac	3.438%	2/15/45	890	720
[9]	University of Notre Dame du Lac	3.394%	2/15/48	325	264
[9]	University of Southern California	3.028%	10/1/39	525	434
[9]	University of Southern California	3.841%	10/1/47	500	427
[9]	University of Southern California	2.945%	10/1/51	325	230
	University of Southern California	4.976%	10/1/53	200	206
	University of Southern California	5.250%	10/1/11	275	284
[9]	University of Southern California	3.226%	10/1/20	300	190
	VF Corp.	2.400%	4/23/25	600	573
	VF Corp.	2.800%	4/23/27	700	642
	VF Corp.	2.950%	4/23/30	594	496
[9]	Washington University	3.524%	4/15/54	500	403
	Washington University	4.349%	4/15/22	350	297
	Whirlpool Corp.	4.750%	2/26/29	600	598
	Whirlpool Corp.	5.500%	3/1/33	250	255
	Whirlpool Corp.	4.500%	6/1/46	888	751
	Whirlpool Corp.	4.600%	5/15/50	200	169
[9]	William Marsh Rice University	3.574%	5/15/45	715	597
[9]	Yale University	0.873%	4/15/25	325	309
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Yale University	1.482%	4/15/30	325	271
[9]	Yale University	2.402%	4/15/50	500	329
					335,821
Consumer Staples (0.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	425	471
	Altria Group Inc.	2.350%	5/6/25	525	506
	Altria Group Inc.	4.400%	2/14/26	1,200	1,189
	Altria Group Inc.	2.625%	9/16/26	350	331
	Altria Group Inc.	4.800%	2/14/29	1,525	1,522
	Altria Group Inc.	3.400%	5/6/30	775	708
	Altria Group Inc.	2.450%	2/4/32	1,000	817
	Altria Group Inc.	5.800%	2/14/39	1,175	1,200
	Altria Group Inc.	3.400%	2/4/41	1,100	807
	Altria Group Inc.	4.250%	8/9/42	710	579
	Altria Group Inc.	4.500%	5/2/43	675	563
	Altria Group Inc.	5.375%	1/31/44	2,075	2,049
	Altria Group Inc.	3.875%	9/16/46	400	301
	Altria Group Inc.	5.950%	2/14/49	1,245	1,267
	Altria Group Inc.	4.450%	5/6/50	1,010	803
	Altria Group Inc.	3.700%	2/4/51	1,000	706
	Altria Group Inc.	6.200%	2/14/59	416	440
	Altria Group Inc.	4.000%	2/4/61	500	365
[9]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	1,241	1,218
[9]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	5,820	5,809
[9]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	12,682	12,512
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	850	850
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	643
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,275	2,218
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	3,929	3,883
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,580	2,623
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	3,700	3,526
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,164
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	982
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	2,030	2,142
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	936
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,660	1,664
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	527	500
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	787	727
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	2,300	2,481
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	600	571
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	1,000	1,122
	Archer-Daniels-Midland Co.	2.500%	8/11/26	899	856
	Archer-Daniels-Midland Co.	3.250%	3/27/30	675	630
	Archer-Daniels-Midland Co.	2.900%	3/1/32	353	314
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	309
	Archer-Daniels-Midland Co.	4.500%	8/15/33	230	230
	Archer-Daniels-Midland Co.	3.750%	9/15/47	300	248
	Archer-Daniels-Midland Co.	4.500%	3/15/49	525	492
	Archer-Daniels-Midland Co.	2.700%	9/15/51	500	338
	Avery Dennison Corp.	4.875%	12/6/28	300	304
	Avery Dennison Corp.	2.650%	4/30/30	750	663
	Avery Dennison Corp.	5.750%	3/15/33	500	529

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	4.700%	4/2/27	2,750	2,722
	BAT Capital Corp.	3.557%	8/15/27	929	887
	BAT Capital Corp.	2.259%	3/25/28	1,425	1,275
	BAT Capital Corp.	3.462%	9/6/29	200	184
	BAT Capital Corp.	6.343%	8/2/30	650	683
	BAT Capital Corp.	2.726%	3/25/31	1,750	1,468
	BAT Capital Corp.	4.742%	3/16/32	1,000	960
	BAT Capital Corp.	7.750%	10/19/32	2,000	2,256
	BAT Capital Corp.	6.421%	8/2/33	650	681
	BAT Capital Corp.	4.390%	8/15/37	775	650
	BAT Capital Corp.	3.734%	9/25/40	1,000	737
	BAT Capital Corp.	4.540%	8/15/47	1,138	875
	BAT Capital Corp.	5.282%	4/2/50	1,725	1,479
	BAT Capital Corp.	3.984%	9/25/50	925	654
	BAT Capital Corp.	5.650%	3/16/52	1,000	907
	BAT International Finance plc	1.668%	3/25/26	750	697
	BAT International Finance plc	5.931%	2/2/29	650	676
	Brown-Forman Corp.	3.500%	4/15/25	350	343
	Brown-Forman Corp.	4.750%	4/15/33	500	509
	Brown-Forman Corp.	4.500%	7/15/45	395	368
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	1,293	1,241
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	482
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	1,000	870
	Campbell Soup Co.	3.950%	3/15/25	300	295
	Campbell Soup Co.	3.300%	3/19/25	700	683
	Campbell Soup Co.	4.150%	3/15/28	625	612
	Campbell Soup Co.	2.375%	4/24/30	400	347
	Campbell Soup Co.	4.800%	3/15/48	550	502
	Campbell Soup Co.	3.125%	4/24/50	525	363
	Church & Dwight Co. Inc.	3.150%	8/1/27	350	335
	Church & Dwight Co. Inc.	3.950%	8/1/47	325	271
	Church & Dwight Co. Inc.	5.000%	6/15/52	500	501
	Clorox Co.	3.100%	10/1/27	650	614
	Clorox Co.	3.900%	5/15/28	400	388
	Clorox Co.	1.800%	5/15/30	1,100	919
	Coca-Cola Co.	3.375%	3/25/27	1,250	1,221
	Coca-Cola Co.	2.900%	5/25/27	2,088	1,999
	Coca-Cola Co.	1.450%	6/1/27	100	91
	Coca-Cola Co.	1.500%	3/5/28	500	451
	Coca-Cola Co.	1.000%	3/15/28	821	724
	Coca-Cola Co.	2.125%	9/6/29	500	452
	Coca-Cola Co.	3.450%	3/25/30	900	864
	Coca-Cola Co.	1.650%	6/1/30	2,125	1,821
	Coca-Cola Co.	1.375%	3/15/31	1,250	1,031
	Coca-Cola Co.	2.250%	1/5/32	1,000	874
	Coca-Cola Co.	4.125%	3/25/40	350	326
	Coca-Cola Co.	2.500%	6/1/40	1,300	984
	Coca-Cola Co.	4.200%	3/25/50	525	489
	Coca-Cola Co.	2.600%	6/1/50	1,150	793
	Coca-Cola Co.	3.000%	3/5/51	1,000	756
	Coca-Cola Co.	2.500%	3/15/51	2,225	1,498
	Coca-Cola Co.	2.750%	6/1/60	600	416
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	350	342
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	600	539
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	500	398
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	652
	Colgate-Palmolive Co.	3.100%	8/15/27	1,000	965
	Colgate-Palmolive Co.	4.600%	3/1/28	500	513
	Colgate-Palmolive Co.	3.250%	8/15/32	500	464
	Colgate-Palmolive Co.	4.600%	3/1/33	500	520
[9]	Colgate-Palmolive Co.	4.000%	8/15/45	550	508
	Conagra Brands Inc.	4.600%	11/1/25	1,038	1,029
	Conagra Brands Inc.	7.000%	10/1/28	100	108
	Conagra Brands Inc.	8.250%	9/15/30	250	292
	Conagra Brands Inc.	5.300%	11/1/38	500	489
	Conagra Brands Inc.	5.400%	11/1/48	400	387
	Constellation Brands Inc.	4.400%	11/15/25	400	395
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Constellation Brands Inc.	4.750%	12/1/25	500	498
Constellation Brands Inc.	5.000%	2/2/26	225	225
Constellation Brands Inc.	3.700%	12/6/26	2,919	2,846
Constellation Brands Inc.	3.500%	5/9/27	450	434
Constellation Brands Inc.	3.600%	2/15/28	1,700	1,633
Constellation Brands Inc.	4.650%	11/15/28	250	250
Constellation Brands Inc.	3.150%	8/1/29	625	581
Constellation Brands Inc.	2.875%	5/1/30	1,275	1,142
Constellation Brands Inc.	2.250%	8/1/31	700	589
Constellation Brands Inc.	4.500%	5/9/47	408	364
Constellation Brands Inc.	4.100%	2/15/48	275	234
Constellation Brands Inc.	5.250%	11/15/48	1,075	1,065
Constellation Brands Inc.	3.750%	5/1/50	275	220
Costco Wholesale Corp.	3.000%	5/18/27	800	770
Costco Wholesale Corp.	1.375%	6/20/27	3,220	2,924
Costco Wholesale Corp.	1.600%	4/20/30	1,000	857
Costco Wholesale Corp.	1.750%	4/20/32	5,550	4,616
Delhaize America LLC	9.000%	4/15/31	475	564
Diageo Capital plc	1.375%	9/29/25	550	520
Diageo Capital plc	5.300%	10/24/27	1,000	1,033
Diageo Capital plc	2.375%	10/24/29	800	721
Diageo Capital plc	2.000%	4/29/30	1,000	865
Diageo Capital plc	2.125%	4/29/32	675	564
Diageo Capital plc	5.875%	9/30/36	250	276
Diageo Capital plc	3.875%	4/29/43	400	348
Diageo Investment Corp.	7.450%	4/15/35	325	395
Dollar General Corp.	4.150%	11/1/25	500	492
Dollar General Corp.	3.875%	4/15/27	550	533
Dollar General Corp.	4.125%	5/1/28	400	391
Dollar General Corp.	5.200%	7/5/28	600	608
Dollar General Corp.	5.000%	11/1/32	700	699
Dollar General Corp.	5.450%	7/5/33	800	816
Dollar General Corp.	4.125%	4/3/50	860	682
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,424
Dollar Tree Inc.	3.375%	12/1/51	500	347
Estee Lauder Cos. Inc.	3.150%	3/15/27	2,062	1,976
Estee Lauder Cos. Inc.	4.375%	5/15/28	500	500
Estee Lauder Cos. Inc.	2.375%	12/1/29	525	468
Estee Lauder Cos. Inc.	2.600%	4/15/30	600	532
Estee Lauder Cos. Inc.	1.950%	3/15/31	500	419
Estee Lauder Cos. Inc.	4.650%	5/15/33	500	503
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	165
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	340
Estee Lauder Cos. Inc.	3.125%	12/1/49	450	328
Estee Lauder Cos. Inc.	5.150%	5/15/53	500	510
Flowers Foods Inc.	3.500%	10/1/26	350	335
Flowers Foods Inc.	2.400%	3/15/31	1,000	841
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	1,600	1,217
General Mills Inc.	4.200%	4/17/28	1,100	1,086
General Mills Inc.	5.500%	10/17/28	900	933
General Mills Inc.	2.875%	4/15/30	550	497
General Mills Inc.	2.250%	10/14/31	750	631
General Mills Inc.	4.950%	3/29/33	850	862
General Mills Inc.	3.000%	2/1/51	598	417
Haleon US Capital LLC	3.375%	3/24/27	2,500	2,406
Haleon US Capital LLC	3.375%	3/24/29	500	473
Haleon US Capital LLC	3.625%	3/24/32	3,000	2,770
Hershey Co.	0.900%	6/1/25	175	166
Hershey Co.	3.200%	8/21/25	455	445
Hershey Co.	4.250%	5/4/28	500	501
Hershey Co.	4.500%	5/4/33	500	503
Hershey Co.	3.125%	11/15/49	275	210
Hormel Foods Corp.	1.700%	6/3/28	500	450
Hormel Foods Corp.	1.800%	6/11/30	775	659
Hormel Foods Corp.	3.050%	6/3/51	750	544
Ingredion Inc.	3.200%	10/1/26	400	383

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ingredion Inc.	2.900%	6/1/30	600	535
	J M Smucker Co.	3.500%	3/15/25	700	687
	J M Smucker Co.	3.375%	12/15/27	300	285
	J M Smucker Co.	5.900%	11/15/28	301	317
	J M Smucker Co.	2.375%	3/15/30	350	302
	J M Smucker Co.	2.125%	3/15/32	500	405
	J M Smucker Co.	6.200%	11/15/33	800	873
	J M Smucker Co.	4.250%	3/15/35	400	372
	J M Smucker Co.	2.750%	9/15/41	250	175
	J M Smucker Co.	6.500%	11/15/43	600	669
	J M Smucker Co.	4.375%	3/15/45	100	88
	J M Smucker Co.	6.500%	11/15/53	800	924
	JBS USA LUX SA	5.125%	2/1/28	500	497
	JBS USA LUX SA	5.750%	4/1/33	1,000	988
[11]	JBS USA LUX SA	6.750%	3/15/34	2,509	2,640
	JBS USA LUX SA	4.375%	2/2/52	2,600	1,930
	JBS USA LUX SA	6.500%	12/1/52	1,650	1,653
[11]	JBS USA LUX SA	7.250%	11/15/53	578	630
	Kellanova	3.250%	4/1/26	950	921
	Kellanova	3.400%	11/15/27	950	913
	Kellanova	4.300%	5/15/28	425	421
	Kellanova	2.100%	6/1/30	500	430
[9]	Kellanova	7.450%	4/1/31	500	573
	Kenvue Inc.	5.050%	3/22/28	250	256
	Kenvue Inc.	5.000%	3/22/30	850	879
	Kenvue Inc.	4.900%	3/22/33	1,500	1,545
	Kenvue Inc.	5.100%	3/22/43	520	541
	Kenvue Inc.	5.050%	3/22/53	850	879
	Kenvue Inc.	5.200%	3/22/63	650	680
	Keurig Dr Pepper Inc.	4.417%	5/25/25	209	207
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	243
	Keurig Dr Pepper Inc.	2.550%	9/15/26	325	307
	Keurig Dr Pepper Inc.	3.430%	6/15/27	375	361
	Keurig Dr Pepper Inc.	3.950%	4/15/29	1,000	975
	Keurig Dr Pepper Inc.	3.200%	5/1/30	612	563
	Keurig Dr Pepper Inc.	2.250%	3/15/31	500	427
	Keurig Dr Pepper Inc.	4.050%	4/15/32	1,000	963
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	907
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	288
	Keurig Dr Pepper Inc.	3.800%	5/1/50	575	467
	Keurig Dr Pepper Inc.	3.350%	3/15/51	500	373
	Keurig Dr Pepper Inc.	4.500%	4/15/52	1,500	1,372
	Kimberly-Clark Corp.	3.050%	8/15/25	100	97
	Kimberly-Clark Corp.	2.750%	2/15/26	350	338
	Kimberly-Clark Corp.	1.050%	9/15/27	600	535
	Kimberly-Clark Corp.	3.950%	11/1/28	100	99
	Kimberly-Clark Corp.	3.200%	4/25/29	575	545
	Kimberly-Clark Corp.	3.100%	3/26/30	560	523
	Kimberly-Clark Corp.	2.000%	11/2/31	500	423
	Kimberly-Clark Corp.	5.300%	3/1/41	700	730
	Kimberly-Clark Corp.	3.200%	7/30/46	325	249
	Kimberly-Clark Corp.	3.900%	5/4/47	550	467
	Kimberly-Clark Corp.	2.875%	2/7/50	415	299
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	153	157
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,850	1,778
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,200	1,177
	Kraft Heinz Foods Co.	3.750%	4/1/30	750	716
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,000	980
	Kraft Heinz Foods Co.	6.875%	1/26/39	400	463
	Kraft Heinz Foods Co.	6.500%	2/9/40	750	842
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,300	2,254
	Kraft Heinz Foods Co.	4.375%	6/1/46	4,425	3,873
	Kraft Heinz Foods Co.	4.875%	10/1/49	1,450	1,376
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,000	1,032
	Kroger Co.	3.500%	2/1/26	500	487
	Kroger Co.	2.650%	10/15/26	500	473
	Kroger Co.	4.500%	1/15/29	500	497
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Kroger Co.	7.700%	6/1/29	200	226
	Kroger Co.	8.000%	9/15/29	750	856
	Kroger Co.	2.200%	5/1/30	1,250	1,070
	Kroger Co.	1.700%	1/15/31	700	567
	Kroger Co.	6.900%	4/15/38	300	341
	Kroger Co.	5.400%	7/15/40	250	246
	Kroger Co.	5.000%	4/15/42	650	610
	Kroger Co.	5.150%	8/1/43	350	337
	Kroger Co.	4.450%	2/1/47	679	602
	Kroger Co.	4.650%	1/15/48	925	830
	Kroger Co.	3.950%	1/15/50	700	572
	McCormick & Co. Inc.	3.400%	8/15/27	700	669
	McCormick & Co. Inc.	2.500%	4/15/30	2,300	2,014
	McCormick & Co. Inc.	1.850%	2/15/31	500	411
	McCormick & Co. Inc.	4.200%	8/15/47	75	65
	Mead Johnson Nutrition Co.	4.125%	11/15/25	1,235	1,218
	Mead Johnson Nutrition Co.	5.900%	11/1/39	640	681
	Mead Johnson Nutrition Co.	4.600%	6/1/44	750	704
	Molson Coors Beverage Co.	3.000%	7/15/26	1,650	1,580
	Molson Coors Beverage Co.	5.000%	5/1/42	1,150	1,112
	Molson Coors Beverage Co.	4.200%	7/15/46	1,235	1,054
	Mondelez International Inc.	1.500%	5/4/25	400	381
	Mondelez International Inc.	2.625%	3/17/27	700	660
	Mondelez International Inc.	2.750%	4/13/30	896	810
	Mondelez International Inc.	1.500%	2/4/31	1,250	1,019
	Mondelez International Inc.	3.000%	3/17/32	250	222
	Mondelez International Inc.	1.875%	10/15/32	500	407
	Mondelez International Inc.	2.625%	9/4/50	1,000	671
	PepsiCo Inc.	2.250%	3/19/25	1,045	1,016
	PepsiCo Inc.	2.750%	4/30/25	975	950
	PepsiCo Inc.	3.500%	7/17/25	1,425	1,402
	PepsiCo Inc.	5.250%	11/10/25	500	508
	PepsiCo Inc.	2.850%	2/24/26	575	556
	PepsiCo Inc.	5.125%	11/10/26	500	511
	PepsiCo Inc.	2.625%	3/19/27	375	356
	PepsiCo Inc.	3.000%	10/15/27	1,225	1,178
	PepsiCo Inc.	4.450%	5/15/28	625	637
	PepsiCo Inc.	2.750%	3/19/30	1,225	1,125
	PepsiCo Inc.	1.625%	5/1/30	1,725	1,470
	PepsiCo Inc.	1.400%	2/25/31	750	620
	PepsiCo Inc.	4.450%	2/15/33	250	256
	PepsiCo Inc.	3.500%	3/19/40	1,325	1,131
	PepsiCo Inc.	2.625%	10/21/41	1,000	754
	PepsiCo Inc.	4.000%	3/5/42	541	491
	PepsiCo Inc.	3.600%	8/13/42	725	614
	PepsiCo Inc.	4.250%	10/22/44	475	434
	PepsiCo Inc.	4.450%	4/14/46	1,650	1,590
	PepsiCo Inc.	3.450%	10/6/46	1,675	1,387
	PepsiCo Inc.	3.375%	7/29/49	850	678
	PepsiCo Inc.	2.875%	10/15/49	875	644
	PepsiCo Inc.	3.625%	3/19/50	785	660
	PepsiCo Inc.	3.875%	3/19/60	300	260
	Philip Morris International Inc.	1.500%	5/1/25	950	908
	Philip Morris International Inc.	3.375%	8/11/25	475	464
	Philip Morris International Inc.	5.000%	11/17/25	875	879
	Philip Morris International Inc.	4.875%	2/13/26	500	501
	Philip Morris International Inc.	2.750%	2/25/26	505	484
	Philip Morris International Inc.	0.875%	5/1/26	500	458
	Philip Morris International Inc.	3.125%	8/17/27	425	405
	Philip Morris International Inc.	5.125%	11/17/27	1,375	1,400
	Philip Morris International Inc.	4.875%	2/15/28	1,000	1,011
	Philip Morris International Inc.	3.125%	3/2/28	400	378
	Philip Morris International Inc.	3.375%	8/15/29	600	562
	Philip Morris International Inc.	5.625%	11/17/29	1,125	1,180
	Philip Morris International Inc.	5.125%	2/15/30	1,500	1,527
	Philip Morris International Inc.	2.100%	5/1/30	1,575	1,355
	Philip Morris International Inc.	5.500%	9/7/30	173	179

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	1.750%	11/1/30	500	412
	Philip Morris International Inc.	5.750%	11/17/32	1,960	2,058
	Philip Morris International Inc.	5.375%	2/15/33	1,000	1,026
	Philip Morris International Inc.	5.625%	9/7/33	235	246
	Philip Morris International Inc.	6.375%	5/16/38	575	643
	Philip Morris International Inc.	4.375%	11/15/41	1,175	1,042
	Philip Morris International Inc.	4.500%	3/20/42	550	494
	Philip Morris International Inc.	3.875%	8/21/42	75	62
	Philip Morris International Inc.	4.125%	3/4/43	875	743
	Philip Morris International Inc.	4.875%	11/15/43	530	500
	Philip Morris International Inc.	4.250%	11/10/44	2,000	1,719
	Pilgrim's Pride Corp.	3.500%	3/1/32	1,000	847
	Procter & Gamble Co.	0.550%	10/29/25	800	748
	Procter & Gamble Co.	2.450%	11/3/26	800	764
	Procter & Gamble Co.	2.800%	3/25/27	4,000	3,832
	Procter & Gamble Co.	3.000%	3/25/30	2,055	1,925
	Procter & Gamble Co.	1.200%	10/29/30	625	517
	Procter & Gamble Co.	5.550%	3/5/37	625	700
	Procter & Gamble Co.	3.550%	3/25/40	1,294	1,156
	Procter & Gamble Co.	3.500%	10/25/47	413	352
	Reynolds American Inc.	4.450%	6/12/25	2,623	2,593
	Reynolds American Inc.	5.700%	8/15/35	1,075	1,061
	Reynolds American Inc.	7.250%	6/15/37	325	354
[9]	Reynolds American Inc.	8.125%	5/1/40	400	454
[9]	Reynolds American Inc.	7.000%	8/4/41	150	156
	Reynolds American Inc.	6.150%	9/15/43	400	398
	Reynolds American Inc.	5.850%	8/15/45	1,985	1,870
	Sysco Corp.	3.750%	10/1/25	1,086	1,062
	Sysco Corp.	3.300%	7/15/26	975	942
	Sysco Corp.	3.250%	7/15/27	925	885
	Sysco Corp.	5.750%	1/17/29	500	522
	Sysco Corp.	5.950%	4/1/30	564	600
	Sysco Corp.	2.450%	12/14/31	500	423
	Sysco Corp.	6.000%	1/17/34	1,900	2,056
	Sysco Corp.	6.600%	4/1/40	735	828
	Sysco Corp.	4.850%	10/1/45	125	115
	Sysco Corp.	4.500%	4/1/46	408	363
	Sysco Corp.	4.450%	3/15/48	408	359
	Sysco Corp.	3.300%	2/15/50	425	312
	Sysco Corp.	6.600%	4/1/50	950	1,113
	Sysco Corp.	3.150%	12/14/51	600	430
	Target Corp.	2.250%	4/15/25	500	485
	Target Corp.	2.500%	4/15/26	1,075	1,035
	Target Corp.	1.950%	1/15/27	600	560
	Target Corp.	3.375%	4/15/29	850	818
	Target Corp.	2.650%	9/15/30	1,750	1,569
	Target Corp.	4.500%	9/15/32	500	505
	Target Corp.	4.400%	1/15/33	1,500	1,514
	Target Corp.	6.500%	10/15/37	450	523
	Target Corp.	7.000%	1/15/38	300	365
	Target Corp.	4.000%	7/1/42	500	453
	Target Corp.	3.625%	4/15/46	500	414
	Target Corp.	2.950%	1/15/52	700	501
	Target Corp.	4.800%	1/15/53	650	645
	Tyson Foods Inc.	4.000%	3/1/26	580	569
	Tyson Foods Inc.	3.550%	6/2/27	1,125	1,074
	Tyson Foods Inc.	4.350%	3/1/29	1,145	1,113
	Tyson Foods Inc.	5.150%	8/15/44	550	505
	Tyson Foods Inc.	5.100%	9/28/48	1,700	1,545
	Unilever Capital Corp.	3.375%	3/22/25	250	246
	Unilever Capital Corp.	3.100%	7/30/25	550	540
	Unilever Capital Corp.	2.000%	7/28/26	550	518
	Unilever Capital Corp.	4.875%	9/8/28	500	514
	Unilever Capital Corp.	2.125%	9/6/29	1,575	1,405
	Unilever Capital Corp.	1.375%	9/14/30	500	415
	Unilever Capital Corp.	1.750%	8/12/31	500	416
	Unilever Capital Corp.	5.900%	11/15/32	800	892
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	5.000%	12/8/33	500	520
[9]	Unilever Capital Corp.	2.625%	8/12/51	500	344
	Walmart Inc.	2.650%	12/15/24	875	856
	Walmart Inc.	3.550%	6/26/25	1,275	1,258
	Walmart Inc.	3.900%	9/9/25	900	892
	Walmart Inc.	4.000%	4/15/26	240	239
	Walmart Inc.	3.050%	7/8/26	1,700	1,649
	Walmart Inc.	1.050%	9/17/26	462	425
	Walmart Inc.	3.900%	4/15/28	600	594
	Walmart Inc.	1.500%	9/22/28	675	603
	Walmart Inc.	3.250%	7/8/29	1,633	1,568
	Walmart Inc.	2.375%	9/24/29	175	159
	Walmart Inc.	4.000%	4/15/30	250	250
	Walmart Inc.	1.800%	9/22/31	462	392
	Walmart Inc.	4.150%	9/9/32	1,000	1,000
	Walmart Inc.	4.100%	4/15/33	1,000	988
	Walmart Inc.	5.250%	9/1/35	820	895
	Walmart Inc.	6.200%	4/15/38	570	672
	Walmart Inc.	3.950%	6/28/38	2,175	2,071
	Walmart Inc.	5.625%	4/1/40	312	347
	Walmart Inc.	5.000%	10/25/40	235	248
	Walmart Inc.	4.000%	4/11/43	1,920	1,746
	Walmart Inc.	3.625%	12/15/47	1,300	1,102
	Walmart Inc.	4.050%	6/29/48	1,256	1,149
	Walmart Inc.	2.950%	9/24/49	720	538
	Walmart Inc.	2.650%	9/22/51	700	489
	Walmart Inc.	4.500%	9/9/52	800	780
	Walmart Inc.	4.500%	4/15/53	1,000	974
					346,823
Energy (0.7%)
	Apache Corp.	4.375%	10/15/28	193	183
	Apache Corp.	4.250%	1/15/30	416	392
	Apache Corp.	6.000%	1/15/37	355	349
	Apache Corp.	5.100%	9/1/40	1,076	922
	Apache Corp.	5.250%	2/1/42	313	263
	Apache Corp.	4.750%	4/15/43	346	274
	Apache Corp.	5.350%	7/1/49	313	260
	Baker Hughes Holdings LLC	2.061%	12/15/26	500	468
	Baker Hughes Holdings LLC	3.337%	12/15/27	1,050	1,005
	Baker Hughes Holdings LLC	3.138%	11/7/29	450	418
	Baker Hughes Holdings LLC	5.125%	9/15/40	1,020	1,031
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,269	1,076
	Boardwalk Pipelines LP	5.950%	6/1/26	425	431
	Boardwalk Pipelines LP	4.800%	5/3/29	100	98
	Boardwalk Pipelines LP	3.600%	9/1/32	500	444
	BP Capital Markets America Inc.	3.796%	9/21/25	1,614	1,592
	BP Capital Markets America Inc.	3.410%	2/11/26	800	781
[9]	BP Capital Markets America Inc.	3.119%	5/4/26	2,800	2,709
[9]	BP Capital Markets America Inc.	3.017%	1/16/27	1,800	1,724
	BP Capital Markets America Inc.	3.937%	9/21/28	1,800	1,763
	BP Capital Markets America Inc.	3.633%	4/6/30	2,600	2,491
	BP Capital Markets America Inc.	1.749%	8/10/30	900	763
	BP Capital Markets America Inc.	2.721%	1/12/32	900	785
	BP Capital Markets America Inc.	4.812%	2/13/33	1,900	1,917
	BP Capital Markets America Inc.	4.893%	9/11/33	1,198	1,220
	BP Capital Markets America Inc.	3.060%	6/17/41	1,000	775
	BP Capital Markets America Inc.	3.000%	2/24/50	2,200	1,559
	BP Capital Markets America Inc.	2.772%	11/10/50	1,450	972
	BP Capital Markets America Inc.	2.939%	6/4/51	1,900	1,317
	BP Capital Markets America Inc.	3.001%	3/17/52	1,200	844
	BP Capital Markets America Inc.	3.379%	2/8/61	1,900	1,376
	BP Capital Markets plc	3.279%	9/19/27	2,135	2,054
	BP Capital Markets plc	3.723%	11/28/28	685	665
	Burlington Resources LLC	7.400%	12/1/31	600	701
	Canadian Natural Resources Ltd.	3.900%	2/1/25	500	492
	Canadian Natural Resources Ltd.	2.050%	7/15/25	400	381
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,000	1,943

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	2.950%	7/15/30	500	440
	Canadian Natural Resources Ltd.	7.200%	1/15/32	475	528
	Canadian Natural Resources Ltd.	6.450%	6/30/33	300	322
	Canadian Natural Resources Ltd.	5.850%	2/1/35	400	408
	Canadian Natural Resources Ltd.	6.500%	2/15/37	350	372
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,000	1,048
	Canadian Natural Resources Ltd.	6.750%	2/1/39	325	353
[9]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	82
	Cenovus Energy Inc.	4.250%	4/15/27	350	342
	Cenovus Energy Inc.	2.650%	1/15/32	450	373
	Cenovus Energy Inc.	5.250%	6/15/37	282	268
	Cenovus Energy Inc.	6.750%	11/15/39	195	213
	Cenovus Energy Inc.	5.400%	6/15/47	342	323
	Cenovus Energy Inc.	3.750%	2/15/52	700	516
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,750	1,754
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,050	1,055
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	1,150	1,088
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	600	478
	Cheniere Energy Inc.	4.625%	10/15/28	1,193	1,164
	Cheniere Energy Partners LP	4.500%	10/1/29	1,300	1,242
	Cheniere Energy Partners LP	4.000%	3/1/31	629	572
	Cheniere Energy Partners LP	3.250%	1/31/32	1,500	1,278
[11]	Cheniere Energy Partners LP	5.950%	6/30/33	1,100	1,129
	Chevron Corp.	1.554%	5/11/25	3,150	3,021
	Chevron Corp.	3.326%	11/17/25	200	196
	Chevron Corp.	1.995%	5/11/27	500	464
	Chevron Corp.	2.236%	5/11/30	2,200	1,949
	Chevron Corp.	3.078%	5/11/50	900	681
	Chevron USA Inc.	0.687%	8/12/25	500	470
	Chevron USA Inc.	1.018%	8/12/27	500	445
	Chevron USA Inc.	3.850%	1/15/28	450	444
	Chevron USA Inc.	3.250%	10/15/29	1,000	950
	Chevron USA Inc.	5.250%	11/15/43	450	474
	Chevron USA Inc.	2.343%	8/12/50	500	320
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	970	871
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	600	449
	CNOOC Finance 2014 ULC	4.875%	4/30/44	200	195
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,125	1,120
	CNOOC Petroleum North America ULC	7.875%	3/15/32	800	963
	CNOOC Petroleum North America ULC	5.875%	3/10/35	500	528
	CNOOC Petroleum North America ULC	6.400%	5/15/37	1,075	1,192
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	490
	Columbia Pipeline Group Inc.	4.500%	6/1/25	1,045	1,032
	Columbia Pipeline Group Inc.	5.800%	6/1/45	672	671
	ConocoPhillips	4.300%	8/15/28	475	468
	ConocoPhillips	2.400%	2/15/31	500	426
	ConocoPhillips	5.900%	10/15/32	400	439
	ConocoPhillips	5.900%	5/15/38	1,255	1,351
	ConocoPhillips	6.500%	2/1/39	975	1,129
	ConocoPhillips	4.875%	10/1/47	777	755
	ConocoPhillips Co.	2.400%	3/7/25	55	53
	ConocoPhillips Co.	6.950%	4/15/29	656	731
	ConocoPhillips Co.	5.050%	9/15/33	800	823
	ConocoPhillips Co.	3.758%	3/15/42	719	608
	ConocoPhillips Co.	4.300%	11/15/44	750	672
	ConocoPhillips Co.	3.800%	3/15/52	500	405
	ConocoPhillips Co.	5.300%	5/15/53	445	458
	ConocoPhillips Co.	5.550%	3/15/54	800	852
	ConocoPhillips Co.	4.025%	3/15/62	1,675	1,363
	ConocoPhillips Co.	5.700%	9/15/63	500	541
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Continental Resources Inc.	4.375%	1/15/28	600	581
	Continental Resources Inc.	4.900%	6/1/44	250	202
	Coterra Energy Inc.	3.900%	5/15/27	700	677
	Coterra Energy Inc.	4.375%	3/15/29	600	583
	DCP Midstream Operating LP	5.375%	7/15/25	254	254
	DCP Midstream Operating LP	5.625%	7/15/27	195	200
	DCP Midstream Operating LP	5.125%	5/15/29	465	465
	DCP Midstream Operating LP	3.250%	2/15/32	263	228
	DCP Midstream Operating LP	5.600%	4/1/44	400	391
	Devon Energy Corp.	5.850%	12/15/25	300	303
	Devon Energy Corp.	5.250%	10/15/27	360	362
	Devon Energy Corp.	5.875%	6/15/28	260	262
	Devon Energy Corp.	4.500%	1/15/30	518	498
	Devon Energy Corp.	7.875%	9/30/31	590	688
	Devon Energy Corp.	7.950%	4/15/32	245	285
	Devon Energy Corp.	5.600%	7/15/41	1,310	1,267
	Devon Energy Corp.	4.750%	5/15/42	250	219
	Devon Energy Corp.	5.000%	6/15/45	700	620
	Diamondback Energy Inc.	3.250%	12/1/26	700	679
	Diamondback Energy Inc.	3.500%	12/1/29	1,100	1,022
	Diamondback Energy Inc.	3.125%	3/24/31	600	534
	Diamondback Energy Inc.	6.250%	3/15/33	750	803
	Diamondback Energy Inc.	4.400%	3/24/51	500	416
	Diamondback Energy Inc.	4.250%	3/15/52	700	565
	Diamondback Energy Inc.	6.250%	3/15/53	550	589
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	1,000	897
[9]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	325	295
[9]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	400	341
[9]	Enbridge Energy Partners LP	7.500%	4/15/38	300	350
	Enbridge Energy Partners LP	5.500%	9/15/40	575	566
	Enbridge Energy Partners LP	7.375%	10/15/45	800	945
	Enbridge Inc.	2.500%	1/15/25	715	694
	Enbridge Inc.	2.500%	2/14/25	250	242
	Enbridge Inc.	1.600%	10/4/26	500	458
	Enbridge Inc.	5.900%	11/15/26	604	620
	Enbridge Inc.	4.250%	12/1/26	550	543
	Enbridge Inc.	6.000%	11/15/28	605	636
	Enbridge Inc.	3.125%	11/15/29	825	755
	Enbridge Inc.	6.200%	11/15/30	605	648
	Enbridge Inc.	5.700%	3/8/33	1,200	1,248
	Enbridge Inc.	2.500%	8/1/33	900	737
	Enbridge Inc.	4.500%	6/10/44	925	795
	Enbridge Inc.	5.500%	12/1/46	300	296
	Enbridge Inc.	4.000%	11/15/49	325	259
	Enbridge Inc.	3.400%	8/1/51	1,000	729
	Enbridge Inc.	6.700%	11/15/53	1,000	1,165
	Energy Transfer LP	4.050%	3/15/25	2,091	2,058
	Energy Transfer LP	2.900%	5/15/25	375	364
	Energy Transfer LP	5.950%	12/1/25	1,878	1,899
	Energy Transfer LP	4.750%	1/15/26	300	298
	Energy Transfer LP	4.400%	3/15/27	800	783
[9]	Energy Transfer LP	5.500%	6/1/27	1,000	1,013
	Energy Transfer LP	5.550%	2/15/28	300	307
	Energy Transfer LP	4.950%	5/15/28	800	797
	Energy Transfer LP	5.250%	4/15/29	1,300	1,310
	Energy Transfer LP	4.150%	9/15/29	550	524
	Energy Transfer LP	3.750%	5/15/30	1,775	1,647
	Energy Transfer LP	6.400%	12/1/30	300	321
	Energy Transfer LP	5.750%	2/15/33	400	413
	Energy Transfer LP	6.550%	12/1/33	1,630	1,770
	Energy Transfer LP	4.900%	3/15/35	250	238
	Energy Transfer LP	6.625%	10/15/36	350	377
[9]	Energy Transfer LP	5.800%	6/15/38	1,080	1,085
	Energy Transfer LP	7.500%	7/1/38	800	927

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.050%	6/1/41	875	882
	Energy Transfer LP	6.500%	2/1/42	300	317
	Energy Transfer LP	5.150%	2/1/43	425	379
	Energy Transfer LP	5.300%	4/1/44	950	876
	Energy Transfer LP	5.000%	5/15/44	450	395
	Energy Transfer LP	5.150%	3/15/45	150	138
	Energy Transfer LP	5.350%	5/15/45	725	673
	Energy Transfer LP	6.125%	12/15/45	1,050	1,062
	Energy Transfer LP	5.300%	4/15/47	1,705	1,570
	Energy Transfer LP	5.400%	10/1/47	365	341
	Energy Transfer LP	6.000%	6/15/48	1,350	1,364
	Energy Transfer LP	6.250%	4/15/49	1,200	1,245
	Energy Transfer LP	5.000%	5/15/50	1,900	1,698
	Enterprise Products Operating LLC	3.750%	2/15/25	825	814
	Enterprise Products Operating LLC	5.050%	1/10/26	300	303
	Enterprise Products Operating LLC	3.700%	2/15/26	400	394
	Enterprise Products Operating LLC	3.125%	7/31/29	1,550	1,450
	Enterprise Products Operating LLC	2.800%	1/31/30	1,226	1,110
[9]	Enterprise Products Operating LLC	6.875%	3/1/33	1,375	1,582
	Enterprise Products Operating LLC	7.550%	4/15/38	300	368
	Enterprise Products Operating LLC	5.950%	2/1/41	470	505
	Enterprise Products Operating LLC	4.850%	8/15/42	850	816
	Enterprise Products Operating LLC	4.450%	2/15/43	1,000	915
	Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,713
	Enterprise Products Operating LLC	5.100%	2/15/45	982	967
	Enterprise Products Operating LLC	4.900%	5/15/46	500	478
	Enterprise Products Operating LLC	4.250%	2/15/48	1,550	1,364
	Enterprise Products Operating LLC	4.800%	2/1/49	1,000	949
	Enterprise Products Operating LLC	4.200%	1/31/50	1,100	957
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	798
	Enterprise Products Operating LLC	3.200%	2/15/52	500	365
	Enterprise Products Operating LLC	3.300%	2/15/53	950	705
	Enterprise Products Operating LLC	4.950%	10/15/54	300	290
	Enterprise Products Operating LLC	3.950%	1/31/60	1,100	895
[9]	Enterprise Products Operating LLC	5.250%	8/16/77	400	384
[9]	Enterprise Products Operating LLC	5.375%	2/15/78	1,225	1,098
	EOG Resources Inc.	4.150%	1/15/26	600	594
	EOG Resources Inc.	4.950%	4/15/50	700	690
	EQT Corp.	6.125%	2/1/25	332	333
	EQT Corp.	3.900%	10/1/27	900	862
	EQT Corp.	5.700%	4/1/28	550	559
	EQT Corp.	7.000%	2/1/30	1,000	1,073
	Exxon Mobil Corp.	2.992%	3/19/25	5,775	5,658
	Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,311
	Exxon Mobil Corp.	2.275%	8/16/26	400	381
	Exxon Mobil Corp.	3.294%	3/19/27	1,100	1,068
	Exxon Mobil Corp.	2.440%	8/16/29	1,000	910
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	3.482%	3/19/30	1,425	1,355
	Exxon Mobil Corp.	2.610%	10/15/30	1,875	1,675
	Exxon Mobil Corp.	2.995%	8/16/39	1,065	856
	Exxon Mobil Corp.	4.227%	3/19/40	1,850	1,718
	Exxon Mobil Corp.	3.567%	3/6/45	750	617
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	892
	Exxon Mobil Corp.	3.095%	8/16/49	1,269	942
	Exxon Mobil Corp.	4.327%	3/19/50	2,300	2,099
	Exxon Mobil Corp.	3.452%	4/15/51	2,600	2,046
	Halliburton Co.	3.800%	11/15/25	354	347
	Halliburton Co.	4.850%	11/15/35	1,000	984
	Halliburton Co.	6.700%	9/15/38	1,070	1,251
	Halliburton Co.	4.500%	11/15/41	675	611
	Halliburton Co.	4.750%	8/1/43	725	681
	Halliburton Co.	5.000%	11/15/45	1,709	1,657
	Helmerich & Payne Inc.	2.900%	9/29/31	565	474
	Hess Corp.	4.300%	4/1/27	1,000	990
	Hess Corp.	7.300%	8/15/31	485	560
	Hess Corp.	7.125%	3/15/33	415	480
	Hess Corp.	5.600%	2/15/41	1,750	1,838
	Hess Corp.	5.800%	4/1/47	500	539
	HF Sinclair Corp.	5.875%	4/1/26	860	869
	HF Sinclair Corp.	4.500%	10/1/30	400	374
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	199
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	306
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	421
[9]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	368
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,625	1,711
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,290	1,362
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	339
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	822	706
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	448
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	476
	Kinder Morgan Inc.	4.300%	6/1/25	817	807
	Kinder Morgan Inc.	1.750%	11/15/26	500	460
	Kinder Morgan Inc.	4.300%	3/1/28	1,080	1,067
	Kinder Morgan Inc.	2.000%	2/15/31	500	415
[9]	Kinder Morgan Inc.	7.800%	8/1/31	330	378
[9]	Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,172
	Kinder Morgan Inc.	4.800%	2/1/33	500	482
	Kinder Morgan Inc.	5.200%	6/1/33	1,300	1,293
	Kinder Morgan Inc.	5.300%	12/1/34	1,325	1,319
	Kinder Morgan Inc.	5.550%	6/1/45	1,375	1,328
	Kinder Morgan Inc.	5.050%	2/15/46	200	179
	Kinder Morgan Inc.	3.250%	8/1/50	500	335
	Kinder Morgan Inc.	3.600%	2/15/51	1,325	950
	Magellan Midstream Partners LP	5.000%	3/1/26	450	449
	Magellan Midstream Partners LP	3.250%	6/1/30	500	454
	Magellan Midstream Partners LP	5.150%	10/15/43	350	328
	Magellan Midstream Partners LP	4.250%	9/15/46	300	242
	Magellan Midstream Partners LP	4.200%	10/3/47	725	576
	Magellan Midstream Partners LP	4.850%	2/1/49	200	177
	Magellan Midstream Partners LP	3.950%	3/1/50	625	479
	Marathon Oil Corp.	4.400%	7/15/27	1,350	1,318
	Marathon Oil Corp.	6.800%	3/15/32	530	574
	Marathon Oil Corp.	6.600%	10/1/37	650	688
	Marathon Oil Corp.	5.200%	6/1/45	200	177
	Marathon Petroleum Corp.	4.700%	5/1/25	800	795

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marathon Petroleum Corp.	5.125%	12/15/26	1,035	1,047
Marathon Petroleum Corp.	3.800%	4/1/28	1,150	1,099
Marathon Petroleum Corp.	6.500%	3/1/41	1,075	1,158
Marathon Petroleum Corp.	4.750%	9/15/44	200	179
Marathon Petroleum Corp.	4.500%	4/1/48	650	545
Marathon Petroleum Corp.	5.000%	9/15/54	325	286
MPLX LP	4.875%	12/1/24	838	833
MPLX LP	4.875%	6/1/25	3,085	3,066
MPLX LP	1.750%	3/1/26	600	561
MPLX LP	4.250%	12/1/27	1,010	987
MPLX LP	4.000%	3/15/28	950	917
MPLX LP	4.800%	2/15/29	500	497
MPLX LP	2.650%	8/15/30	2,000	1,728
MPLX LP	4.950%	9/1/32	571	559
MPLX LP	5.000%	3/1/33	1,000	981
MPLX LP	4.500%	4/15/38	1,575	1,402
MPLX LP	5.200%	3/1/47	1,950	1,813
MPLX LP	5.200%	12/1/47	500	457
MPLX LP	4.700%	4/15/48	800	691
MPLX LP	5.500%	2/15/49	1,775	1,719
MPLX LP	5.650%	3/1/53	500	494
NOV Inc.	3.600%	12/1/29	500	462
NOV Inc.	3.950%	12/1/42	800	616
Occidental Petroleum Corp.	5.875%	9/1/25	492	496
Occidental Petroleum Corp.	5.500%	12/1/25	375	376
Occidental Petroleum Corp.	5.550%	3/15/26	691	697
Occidental Petroleum Corp.	8.500%	7/15/27	397	433
Occidental Petroleum Corp.	6.375%	9/1/28	448	472
Occidental Petroleum Corp.	8.875%	7/15/30	811	949
Occidental Petroleum Corp.	6.625%	9/1/30	1,176	1,252
Occidental Petroleum Corp.	6.125%	1/1/31	926	963
Occidental Petroleum Corp.	7.500%	5/1/31	704	790
Occidental Petroleum Corp.	7.875%	9/15/31	392	445
Occidental Petroleum Corp.	6.450%	9/15/36	1,388	1,472
Occidental Petroleum Corp.	7.950%	6/15/39	323	377
Occidental Petroleum Corp.	6.200%	3/15/40	588	606
Occidental Petroleum Corp.	6.600%	3/15/46	905	978
Occidental Petroleum Corp.	4.400%	4/15/46	344	282
Occidental Petroleum Corp.	4.200%	3/15/48	244	192
ONEOK Inc.	5.550%	11/1/26	209	213
ONEOK Inc.	4.000%	7/13/27	1,150	1,117
ONEOK Inc.	4.550%	7/15/28	800	790
ONEOK Inc.	5.650%	11/1/28	500	517
ONEOK Inc.	3.400%	9/1/29	1,810	1,668
ONEOK Inc.	3.100%	3/15/30	1,000	898
ONEOK Inc.	6.350%	1/15/31	1,000	1,068
ONEOK Inc.	6.050%	9/1/33	1,400	1,482
ONEOK Inc.	4.950%	7/13/47	775	694
ONEOK Inc.	5.200%	7/15/48	650	610
ONEOK Inc.	4.450%	9/1/49	800	671
ONEOK Inc.	4.500%	3/15/50	400	335
ONEOK Inc.	6.625%	9/1/53	1,500	1,682
ONEOK Partners LP	4.900%	3/15/25	450	448
ONEOK Partners LP	6.650%	10/1/36	360	392
ONEOK Partners LP	6.850%	10/15/37	300	331
ONEOK Partners LP	6.125%	2/1/41	1,040	1,086
Ovintiv Inc.	5.375%	1/1/26	100	100
Ovintiv Inc.	5.650%	5/15/28	560	572
Ovintiv Inc.	7.375%	11/1/31	450	496
Ovintiv Inc.	6.250%	7/15/33	400	414
Ovintiv Inc.	6.500%	8/15/34	700	745
Ovintiv Inc.	6.625%	8/15/37	1,000	1,036
Ovintiv Inc.	7.100%	7/15/53	400	440
Patterson-UTI Energy Inc.	3.950%	2/1/28	400	374
Patterson-UTI Energy Inc.	5.150%	11/15/29	285	272
Patterson-UTI Energy Inc.	7.150%	10/1/33	325	345
Phillips 66	3.850%	4/9/25	600	590
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Phillips 66	1.300%	2/15/26	500	464
Phillips 66	3.900%	3/15/28	600	584
Phillips 66	2.150%	12/15/30	800	675
Phillips 66	4.650%	11/15/34	1,000	972
Phillips 66	5.875%	5/1/42	186	202
Phillips 66	4.875%	11/15/44	1,750	1,677
Phillips 66	3.300%	3/15/52	900	646
Phillips 66 Co.	3.605%	2/15/25	600	590
Phillips 66 Co.	3.550%	10/1/26	425	412
Phillips 66 Co.	4.950%	12/1/27	200	202
Phillips 66 Co.	3.750%	3/1/28	400	385
Phillips 66 Co.	3.150%	12/15/29	250	230
Phillips 66 Co.	5.300%	6/30/33	350	360
Phillips 66 Co.	4.680%	2/15/45	1,080	982
Pioneer Natural Resources Co.	1.125%	1/15/26	500	465
Pioneer Natural Resources Co.	1.900%	8/15/30	1,025	871
Pioneer Natural Resources Co.	2.150%	1/15/31	975	830
Plains All American Pipeline LP	4.650%	10/15/25	600	593
Plains All American Pipeline LP	4.500%	12/15/26	350	346
Plains All American Pipeline LP	3.550%	12/15/29	1,200	1,105
Plains All American Pipeline LP	3.800%	9/15/30	525	484
Plains All American Pipeline LP	6.650%	1/15/37	500	536
Plains All American Pipeline LP	5.150%	6/1/42	500	453
Plains All American Pipeline LP	4.700%	6/15/44	500	419
Plains All American Pipeline LP	4.900%	2/15/45	650	562
Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,225	3,231
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,200	1,221
Sabine Pass Liquefaction LLC	5.000%	3/15/27	1,600	1,607
Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,000	980
Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,500	2,447
Sabine Pass Liquefaction LLC	5.900%	9/15/37	500	528
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	600	568
Schlumberger Investment SA	4.500%	5/15/28	400	404
Schlumberger Investment SA	2.650%	6/26/30	1,300	1,168
Schlumberger Investment SA	4.850%	5/15/33	200	203
Shell International Finance BV	3.250%	5/11/25	2,625	2,575
Shell International Finance BV	2.875%	5/10/26	1,300	1,252
Shell International Finance BV	2.500%	9/12/26	505	481
Shell International Finance BV	3.875%	11/13/28	1,300	1,280
Shell International Finance BV	2.375%	11/7/29	1,450	1,305
Shell International Finance BV	2.750%	4/6/30	1,405	1,285
Shell International Finance BV	4.125%	5/11/35	2,125	2,031
Shell International Finance BV	6.375%	12/15/38	1,320	1,519
Shell International Finance BV	5.500%	3/25/40	700	746
Shell International Finance BV	2.875%	11/26/41	500	379
Shell International Finance BV	3.625%	8/21/42	525	444
Shell International Finance BV	4.550%	8/12/43	1,100	1,041
Shell International Finance BV	4.375%	5/11/45	2,900	2,661
Shell International Finance BV	4.000%	5/10/46	2,000	1,736
Shell International Finance BV	3.125%	11/7/49	1,400	1,030
Shell International Finance BV	3.250%	4/6/50	1,735	1,307
Shell International Finance BV	3.000%	11/26/51	950	680
Spectra Energy Partners LP	3.500%	3/15/25	1,666	1,630
Spectra Energy Partners LP	3.375%	10/15/26	950	915
Spectra Energy Partners LP	5.950%	9/25/43	400	409
Spectra Energy Partners LP	4.500%	3/15/45	220	189
Suncor Energy Inc.	7.150%	2/1/32	500	559
Suncor Energy Inc.	6.800%	5/15/38	700	766
Suncor Energy Inc.	6.500%	6/15/38	1,690	1,808
Suncor Energy Inc.	4.000%	11/15/47	700	555
Suncor Energy Inc.	3.750%	3/4/51	700	526
Targa Resources Corp.	6.150%	3/1/29	800	838
Targa Resources Corp.	4.200%	2/1/33	950	875
Targa Resources Corp.	6.125%	3/15/33	1,081	1,140
Targa Resources Corp.	6.500%	3/30/34	800	865
Targa Resources Corp.	4.950%	4/15/52	1,200	1,054

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Targa Resources Corp.	6.250%	7/1/52	250	259
Targa Resources Corp.	6.500%	2/15/53	500	542
Targa Resources Partners LP	6.500%	7/15/27	300	305
Targa Resources Partners LP	5.000%	1/15/28	600	593
Targa Resources Partners LP	6.875%	1/15/29	600	620
Targa Resources Partners LP	5.500%	3/1/30	900	899
Targa Resources Partners LP	4.875%	2/1/31	900	874
Targa Resources Partners LP	4.000%	1/15/32	940	857
TC PipeLines LP	3.900%	5/25/27	200	192
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	274
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	500	541
TotalEnergies Capital International SA	2.434%	1/10/25	700	683
TotalEnergies Capital International SA	3.455%	2/19/29	425	410
TotalEnergies Capital International SA	3.127%	5/29/50	2,300	1,692
TotalEnergies Capital International SA	3.386%	6/29/60	500	372
TransCanada PipeLines Ltd.	4.250%	5/15/28	1,700	1,657
TransCanada PipeLines Ltd.	4.100%	4/15/30	1,900	1,808
TransCanada PipeLines Ltd.	2.500%	10/12/31	700	586
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,000	947
TransCanada PipeLines Ltd.	5.850%	3/15/36	625	646
TransCanada PipeLines Ltd.	6.200%	10/15/37	850	905
TransCanada PipeLines Ltd.	4.750%	5/15/38	500	463
TransCanada PipeLines Ltd.	7.250%	8/15/38	600	698
TransCanada PipeLines Ltd.	6.100%	6/1/40	830	877
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	796
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,600	1,467
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	300	291
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	700	636
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	361
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	500	405
Valero Energy Corp.	2.150%	9/15/27	517	472
Valero Energy Corp.	4.350%	6/1/28	315	311
Valero Energy Corp.	2.800%	12/1/31	400	341
Valero Energy Corp.	7.500%	4/15/32	850	982
Valero Energy Corp.	6.625%	6/15/37	1,355	1,486
Valero Energy Corp.	3.650%	12/1/51	875	639
Valero Energy Corp.	4.000%	6/1/52	500	387
Valero Energy Partners LP	4.500%	3/15/28	400	393
Western Midstream Operating LP	3.100%	2/1/25	500	487
Western Midstream Operating LP	4.750%	8/15/28	229	224
Western Midstream Operating LP	4.050%	2/1/30	1,040	974
Western Midstream Operating LP	6.150%	4/1/33	609	633
Western Midstream Operating LP	5.450%	4/1/44	390	353
Western Midstream Operating LP	5.300%	3/1/48	790	691
Western Midstream Operating LP	5.250%	2/1/50	1,100	983
Williams Cos. Inc.	3.900%	1/15/25	1,775	1,747
Williams Cos. Inc.	4.000%	9/15/25	1,125	1,104
Williams Cos. Inc.	5.400%	3/2/26	200	202
Williams Cos. Inc.	3.750%	6/15/27	1,325	1,277
Williams Cos. Inc.	5.300%	8/15/28	673	689
Williams Cos. Inc.	3.500%	11/15/30	1,100	1,008
Williams Cos. Inc.	2.600%	3/15/31	1,000	856
Williams Cos. Inc.	4.650%	8/15/32	487	476
Williams Cos. Inc.	5.650%	3/15/33	400	418
Williams Cos. Inc.	6.300%	4/15/40	990	1,059
Williams Cos. Inc.	5.800%	11/15/43	925	933
Williams Cos. Inc.	5.400%	3/4/44	800	780
Williams Cos. Inc.	5.750%	6/24/44	600	606
Williams Cos. Inc.	4.900%	1/15/45	725	660
Williams Cos. Inc.	5.100%	9/15/45	900	848
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	4.850%	3/1/48	675	614
	Williams Cos. Inc.	3.500%	10/15/51	400	293
	Williams Cos. Inc.	5.300%	8/15/52	400	388
					370,576
Financials (3.0%)
	ACE Capital Trust II	9.700%	4/1/30	75	89
[9]	Aegon Ltd.	5.500%	4/11/48	585	557
	AerCap Ireland Capital DAC	6.500%	7/15/25	3,763	3,819
	AerCap Ireland Capital DAC	4.450%	10/1/25	500	491
	AerCap Ireland Capital DAC	1.750%	1/30/26	500	465
	AerCap Ireland Capital DAC	4.450%	4/3/26	3,000	2,946
	AerCap Ireland Capital DAC	2.450%	10/29/26	3,500	3,242
	AerCap Ireland Capital DAC	6.100%	1/15/27	560	572
	AerCap Ireland Capital DAC	3.650%	7/21/27	875	832
	AerCap Ireland Capital DAC	4.625%	10/15/27	500	491
	AerCap Ireland Capital DAC	3.875%	1/23/28	1,000	953
	AerCap Ireland Capital DAC	5.750%	6/6/28	600	614
	AerCap Ireland Capital DAC	3.000%	10/29/28	4,000	3,652
	AerCap Ireland Capital DAC	6.150%	9/30/30	600	633
	AerCap Ireland Capital DAC	3.300%	1/30/32	4,000	3,483
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,000	2,426
	Affiliated Managers Group Inc.	3.500%	8/1/25	725	703
	Affiliated Managers Group Inc.	3.300%	6/15/30	500	444
	Aflac Inc.	2.875%	10/15/26	884	841
	Aflac Inc.	3.600%	4/1/30	500	472
	Aflac Inc.	4.000%	10/15/46	150	122
	Aflac Inc.	4.750%	1/15/49	1,080	1,016
[9]	Air Lease Corp.	2.300%	2/1/25	1,175	1,134
	Air Lease Corp.	3.250%	3/1/25	600	584
	Air Lease Corp.	3.375%	7/1/25	750	726
	Air Lease Corp.	1.875%	8/15/26	750	691
	Air Lease Corp.	2.200%	1/15/27	600	550
	Air Lease Corp.	3.625%	4/1/27	200	191
	Air Lease Corp.	3.625%	12/1/27	1,000	947
	Air Lease Corp.	2.100%	9/1/28	500	438
	Air Lease Corp.	4.625%	10/1/28	300	293
	Air Lease Corp.	3.250%	10/1/29	595	538
[9]	Air Lease Corp.	3.000%	2/1/30	625	554
	Air Lease Corp.	3.125%	12/1/30	1,250	1,095
[9]	Air Lease Corp.	2.875%	1/15/32	600	509
	Aircastle Ltd.	4.250%	6/15/26	500	484
	Alleghany Corp.	4.900%	9/15/44	300	292
	Alleghany Corp.	3.250%	8/15/51	1,250	945
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	341
	Allstate Corp.	3.280%	12/15/26	400	386
	Allstate Corp.	1.450%	12/15/30	500	404
	Allstate Corp.	5.250%	3/30/33	400	409
	Allstate Corp.	5.550%	5/9/35	105	109
	Allstate Corp.	4.500%	6/15/43	725	651
	Allstate Corp.	4.200%	12/15/46	600	510
	Allstate Corp.	3.850%	8/10/49	400	323
[9]	Allstate Corp.	6.500%	5/15/57	650	646
	Ally Financial Inc.	5.800%	5/1/25	600	600
	Ally Financial Inc.	4.750%	6/9/27	500	482
	Ally Financial Inc.	7.100%	11/15/27	500	521
	Ally Financial Inc.	6.992%	6/13/29	600	621
[9]	Ally Financial Inc.	8.000%	11/1/31	2,308	2,528
	American Equity Investment Life Holding Co.	5.000%	6/15/27	300	288
	American Express Co.	3.625%	12/5/24	1,404	1,381
	American Express Co.	4.200%	11/6/25	1,212	1,198
	American Express Co.	4.900%	2/13/26	1,100	1,102
	American Express Co.	4.990%	5/1/26	825	823
	American Express Co.	6.338%	10/30/26	600	612
	American Express Co.	2.550%	3/4/27	5,316	4,980
	American Express Co.	3.300%	5/3/27	1,960	1,874

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	5.389%	7/28/27	800	809
	American Express Co.	5.282%	7/27/29	800	816
	American Express Co.	6.489%	10/30/31	800	867
	American Express Co.	4.420%	8/3/33	1,500	1,444
	American Express Co.	5.043%	5/1/34	892	891
	American Express Co.	5.625%	7/28/34	500	517
	American Express Co.	4.050%	12/3/42	621	561
	American Financial Group Inc.	5.250%	4/2/30	356	357
	American Financial Group Inc.	4.500%	6/15/47	500	420
	American International Group Inc.	4.200%	4/1/28	450	440
	American International Group Inc.	4.250%	3/15/29	300	290
	American International Group Inc.	3.400%	6/30/30	1,115	1,026
	American International Group Inc.	3.875%	1/15/35	400	362
	American International Group Inc.	4.700%	7/10/35	195	180
	American International Group Inc.	6.250%	5/1/36	600	638
	American International Group Inc.	4.500%	7/16/44	988	893
	American International Group Inc.	4.800%	7/10/45	200	189
	American International Group Inc.	4.750%	4/1/48	545	516
[9]	American International Group Inc.	5.750%	4/1/48	525	519
	American International Group Inc.	4.375%	6/30/50	500	447
	Ameriprise Financial Inc.	3.000%	4/2/25	3,459	3,373
	Ameriprise Financial Inc.	5.700%	12/15/28	500	524
	Ameriprise Financial Inc.	4.500%	5/13/32	500	497
	Ameriprise Financial Inc.	5.150%	5/15/33	650	671
[9]	Aon Corp.	8.205%	1/1/27	150	160
	Aon Corp.	2.850%	5/28/27	500	472
	Aon Corp.	4.500%	12/15/28	600	593
	Aon Corp.	3.750%	5/2/29	380	364
	Aon Corp.	2.800%	5/15/30	1,620	1,437
	Aon Corp.	2.050%	8/23/31	750	613
	Aon Corp.	5.350%	2/28/33	500	514
	Aon Corp.	6.250%	9/30/40	150	162
	Aon Corp.	2.900%	8/23/51	1,000	655
	Aon Corp.	3.900%	2/28/52	500	396
	Aon Global Ltd.	3.875%	12/15/25	300	294
	Aon Global Ltd.	4.600%	6/14/44	625	560
	Aon Global Ltd.	4.750%	5/15/45	695	641
	Apollo Global Management Inc.	6.375%	11/15/33	500	538
	Arch Capital Finance LLC	4.011%	12/15/26	799	776
	Arch Capital Finance LLC	5.031%	12/15/46	100	94
	Arch Capital Group Ltd.	7.350%	5/1/34	500	572
	Arch Capital Group Ltd.	3.635%	6/30/50	975	746
	Arch Capital Group US Inc.	5.144%	11/1/43	275	261
	Ares Capital Corp.	4.250%	3/1/25	480	469
	Ares Capital Corp.	3.250%	7/15/25	967	926
	Ares Capital Corp.	3.875%	1/15/26	1,000	961
	Ares Capital Corp.	2.150%	7/15/26	1,320	1,203
	Ares Capital Corp.	7.000%	1/15/27	375	386
	Ares Capital Corp.	2.875%	6/15/27	319	292
	Ares Capital Corp.	3.200%	11/15/31	500	418
	Arthur J Gallagher & Co.	2.400%	11/9/31	500	413
	Arthur J Gallagher & Co.	5.500%	3/2/33	500	509
	Arthur J Gallagher & Co.	3.500%	5/20/51	500	371
	Arthur J Gallagher & Co.	3.050%	3/9/52	500	336
	Arthur J Gallagher & Co.	5.750%	3/2/53	500	512
	Arthur J Gallagher & Co.	6.750%	2/15/54	450	528
	Assurant Inc.	4.900%	3/27/28	400	396
	Assurant Inc.	6.750%	2/15/34	92	99
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	450	472
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	500	442
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	500	359
	Athene Holding Ltd.	4.125%	1/12/28	835	799
	Athene Holding Ltd.	3.500%	1/15/31	3,000	2,642
	Athene Holding Ltd.	3.450%	5/15/52	500	339
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	800	807
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	600	610
[9]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	245
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	875	880
	AXA SA	8.600%	12/15/30	540	650
[9]	AXIS Specialty Finance LLC	4.900%	1/15/40	250	208
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,437
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	500	452
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	600	654
	Banco Santander SA	5.147%	8/18/25	900	895
	Banco Santander SA	5.179%	11/19/25	1,300	1,289
	Banco Santander SA	1.849%	3/25/26	1,000	926
	Banco Santander SA	4.250%	4/11/27	2,000	1,938
	Banco Santander SA	5.294%	8/18/27	900	902
	Banco Santander SA	6.527%	11/7/27	1,400	1,449
	Banco Santander SA	3.800%	2/23/28	2,200	2,078
	Banco Santander SA	4.379%	4/12/28	1,200	1,165
	Banco Santander SA	6.607%	11/7/28	3,800	4,049
	Banco Santander SA	3.306%	6/27/29	500	462
	Banco Santander SA	3.490%	5/28/30	1,000	901
	Banco Santander SA	2.749%	12/3/30	1,200	996
	Banco Santander SA	2.958%	3/25/31	1,000	860
	Banco Santander SA	6.921%	8/8/33	1,400	1,493
	Banco Santander SA	6.938%	11/7/33	800	890
[9]	Bank of America Corp.	4.000%	1/22/25	4,240	4,182
[9]	Bank of America Corp.	3.950%	4/21/25	3,036	2,985
[9]	Bank of America Corp.	1.530%	12/6/25	5,250	5,046
[9]	Bank of America Corp.	3.366%	1/23/26	1,300	1,270
[9]	Bank of America Corp.	4.450%	3/3/26	7,252	7,167
[9]	Bank of America Corp.	3.384%	4/2/26	2,790	2,715
[9]	Bank of America Corp.	3.500%	4/19/26	830	808
[9]	Bank of America Corp.	1.319%	6/19/26	11,450	10,777
[9]	Bank of America Corp.	4.250%	10/22/26	1,500	1,473
[9]	Bank of America Corp.	1.197%	10/24/26	2,000	1,858
[9]	Bank of America Corp.	1.658%	3/11/27	3,500	3,238
[9]	Bank of America Corp.	3.559%	4/23/27	2,275	2,190
	Bank of America Corp.	1.734%	7/22/27	2,500	2,290
[9]	Bank of America Corp.	3.248%	10/21/27	2,225	2,118
[9]	Bank of America Corp.	3.824%	1/20/28	450	433
[9]	Bank of America Corp.	3.705%	4/24/28	1,400	1,338
[9]	Bank of America Corp.	3.593%	7/21/28	3,008	2,854
	Bank of America Corp.	6.204%	11/10/28	1,725	1,801
[9]	Bank of America Corp.	3.419%	12/20/28	6,357	5,985
[9]	Bank of America Corp.	3.970%	3/5/29	1,425	1,361
	Bank of America Corp.	5.202%	4/25/29	2,050	2,063
[9]	Bank of America Corp.	2.087%	6/14/29	6,000	5,291
[9]	Bank of America Corp.	4.271%	7/23/29	6,175	5,959
[9]	Bank of America Corp.	3.974%	2/7/30	500	474
[9]	Bank of America Corp.	3.194%	7/23/30	2,000	1,814
[9]	Bank of America Corp.	2.884%	10/22/30	4,175	3,707
[9]	Bank of America Corp.	2.496%	2/13/31	175	150
[9]	Bank of America Corp.	2.592%	4/29/31	6,000	5,167
[9]	Bank of America Corp.	1.922%	10/24/31	3,000	2,437
[9]	Bank of America Corp.	2.651%	3/11/32	1,500	1,268
	Bank of America Corp.	2.687%	4/22/32	4,575	3,863
	Bank of America Corp.	2.299%	7/21/32	7,500	6,126
	Bank of America Corp.	2.572%	10/20/32	1,000	830
[9]	Bank of America Corp.	2.972%	2/4/33	1,500	1,275
	Bank of America Corp.	4.571%	4/27/33	2,000	1,908
[9]	Bank of America Corp.	5.015%	7/22/33	4,000	3,955
	Bank of America Corp.	5.288%	4/25/34	2,050	2,056
	Bank of America Corp.	2.482%	9/21/36	1,500	1,190

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	6.110%	1/29/37	810	866
	Bank of America Corp.	3.846%	3/8/37	2,725	2,393
[9]	Bank of America Corp.	4.244%	4/24/38	1,100	992
	Bank of America Corp.	7.750%	5/14/38	1,700	2,067
[9]	Bank of America Corp.	4.078%	4/23/40	1,425	1,250
[9]	Bank of America Corp.	2.676%	6/19/41	4,895	3,510
[9]	Bank of America Corp.	5.875%	2/7/42	1,020	1,101
	Bank of America Corp.	3.311%	4/22/42	3,945	3,080
[9]	Bank of America Corp.	5.000%	1/21/44	1,595	1,570
[9]	Bank of America Corp.	4.875%	4/1/44	550	535
[9]	Bank of America Corp.	4.750%	4/21/45	350	320
[9]	Bank of America Corp.	4.443%	1/20/48	2,675	2,409
[9]	Bank of America Corp.	3.946%	1/23/49	1,175	988
[9]	Bank of America Corp.	4.330%	3/15/50	700	614
[9]	Bank of America Corp.	4.083%	3/20/51	5,500	4,644
[9]	Bank of America Corp.	2.831%	10/24/51	2,000	1,357
[9]	Bank of America Corp.	3.483%	3/13/52	1,000	773
	Bank of America Corp.	2.972%	7/21/52	1,500	1,058
	Bank of America NA	5.650%	8/18/25	1,225	1,241
	Bank of America NA	5.526%	8/18/26	1,640	1,670
[9]	Bank of America NA	6.000%	10/15/36	600	651
[9]	Bank of Montreal	1.500%	1/10/25	925	891
[9]	Bank of Montreal	1.850%	5/1/25	820	787
[9]	Bank of Montreal	3.700%	6/7/25	900	883
	Bank of Montreal	5.920%	9/25/25	600	609
	Bank of Montreal	5.300%	6/5/26	600	606
[9]	Bank of Montreal	0.949%	1/22/27	1,000	923
[9]	Bank of Montreal	2.650%	3/8/27	700	659
[9]	Bank of Montreal	4.700%	9/14/27	500	501
	Bank of Montreal	5.203%	2/1/28	650	662
	Bank of Montreal	5.717%	9/25/28	600	622
[9]	Bank of Montreal	3.803%	12/15/32	1,600	1,471
	Bank of Montreal	3.088%	1/10/37	600	487
[9]	Bank of New York Mellon Corp.	3.250%	9/11/24	334	329
[9]	Bank of New York Mellon Corp.	3.950%	11/18/25	742	729
[9]	Bank of New York Mellon Corp.	2.800%	5/4/26	3,561	3,410
[9]	Bank of New York Mellon Corp.	5.148%	5/22/26	350	350
	Bank of New York Mellon Corp.	4.414%	7/24/26	800	792
[9]	Bank of New York Mellon Corp.	2.450%	8/17/26	969	915
[9]	Bank of New York Mellon Corp.	2.050%	1/26/27	340	316
	Bank of New York Mellon Corp.	4.947%	4/26/27	825	825
[9]	Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,438
[9]	Bank of New York Mellon Corp.	3.400%	1/29/28	600	572
[9]	Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,155
[9]	Bank of New York Mellon Corp.	5.802%	10/25/28	650	674
[9]	Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	924
	Bank of New York Mellon Corp.	4.543%	2/1/29	650	646
[9]	Bank of New York Mellon Corp.	3.300%	8/23/29	500	468
[9]	Bank of New York Mellon Corp.	6.317%	10/25/29	800	849
	Bank of New York Mellon Corp.	2.500%	1/26/32	280	239
[9]	Bank of New York Mellon Corp.	4.289%	6/13/33	5,000	4,769
[9]	Bank of New York Mellon Corp.	5.834%	10/25/33	650	689
	Bank of New York Mellon Corp.	4.706%	2/1/34	350	342
[9]	Bank of New York Mellon Corp.	4.967%	4/26/34	825	822
	Bank of Nova Scotia	0.650%	7/31/24	550	535
	Bank of Nova Scotia	5.250%	12/6/24	875	874
	Bank of Nova Scotia	1.450%	1/10/25	500	482
	Bank of Nova Scotia	2.200%	2/3/25	3,575	3,467
[9]	Bank of Nova Scotia	3.450%	4/11/25	925	906
	Bank of Nova Scotia	1.300%	6/11/25	3,000	2,844
	Bank of Nova Scotia	5.450%	6/12/25	1,300	1,306
	Bank of Nova Scotia	4.500%	12/16/25	1,250	1,230
	Bank of Nova Scotia	2.700%	8/3/26	725	687
	Bank of Nova Scotia	1.300%	9/15/26	1,000	911
	Bank of Nova Scotia	1.950%	2/2/27	500	461
	Bank of Nova Scotia	5.250%	6/12/28	800	812
	Bank of Nova Scotia	2.450%	2/2/32	500	419
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	5.650%	2/1/34	600	623
	Bank of Nova Scotia	4.588%	5/4/37	1,025	918
	Bank OZK	2.750%	10/1/31	285	231
	BankUnited Inc.	4.875%	11/17/25	219	213
	BankUnited Inc.	5.125%	6/11/30	250	228
	Barclays plc	3.650%	3/16/25	3,000	2,933
	Barclays plc	4.375%	1/12/26	1,200	1,185
[9]	Barclays plc	2.852%	5/7/26	2,025	1,955
	Barclays plc	5.200%	5/12/26	1,260	1,251
	Barclays plc	5.304%	8/9/26	1,850	1,843
	Barclays plc	7.325%	11/2/26	1,500	1,549
	Barclays plc	5.829%	5/9/27	1,625	1,639
	Barclays plc	4.337%	1/10/28	1,000	971
	Barclays plc	4.836%	5/9/28	4,750	4,632
	Barclays plc	5.501%	8/9/28	1,225	1,231
	Barclays plc	7.385%	11/2/28	1,500	1,603
[9]	Barclays plc	4.972%	5/16/29	1,000	983
	Barclays plc	6.490%	9/13/29	390	407
[9]	Barclays plc	5.088%	6/20/30	2,975	2,882
	Barclays plc	2.645%	6/24/31	1,000	844
	Barclays plc	2.667%	3/10/32	1,750	1,444
	Barclays plc	5.746%	8/9/33	845	852
	Barclays plc	7.437%	11/2/33	4,500	5,043
	Barclays plc	6.224%	5/9/34	914	948
	Barclays plc	6.692%	9/13/34	1,050	1,123
	Barclays plc	3.564%	9/23/35	700	601
	Barclays plc	5.250%	8/17/45	500	490
	Barclays plc	4.950%	1/10/47	1,300	1,217
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	1,500	1,306
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	220	198
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	147
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	600	579
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	516
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,000	1,844
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	1,565	1,462
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	4,430	3,108
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	500	327
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,231	3,141
	Berkshire Hathaway Inc.	4.500%	2/11/43	825	803
	BGC Group Inc.	8.000%	5/25/28	500	525
	BlackRock Inc.	3.200%	3/15/27	550	533
	BlackRock Inc.	3.250%	4/30/29	1,000	962
	BlackRock Inc.	2.400%	4/30/30	1,250	1,117
	BlackRock Inc.	1.900%	1/28/31	915	772
	BlackRock Inc.	2.100%	2/25/32	950	794
	BlackRock Inc.	4.750%	5/25/33	825	834
	Blackstone Private Credit Fund	7.050%	9/29/25	500	509
	Blackstone Private Credit Fund	2.625%	12/15/26	1,442	1,307
	Blackstone Private Credit Fund	3.250%	3/15/27	725	665
[11]	Blackstone Private Credit Fund	7.300%	11/27/28	500	518
	Blackstone Secured Lending Fund	3.625%	1/15/26	500	477
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	458
	Blackstone Secured Lending Fund	2.850%	9/30/28	750	650
	Blue Owl Capital Corp.	4.000%	3/30/25	100	97
	Blue Owl Capital Corp.	3.750%	7/22/25	1,300	1,246
	Blue Owl Capital Corp.	3.400%	7/15/26	1,137	1,057

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blue Owl Capital Corp.	2.625%	1/15/27	500	451
[9]	Blue Owl Credit Income Corp.	5.500%	3/21/25	500	493
[11]	Blue Owl Credit Income Corp.	7.950%	6/13/28	500	517
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	500	437
[11]	BNP Paribas SA	3.052%	1/13/31	1,175	1,033
[9]	BPCE SA	3.375%	12/2/26	250	242
	Brighthouse Financial Inc.	5.625%	5/15/30	500	507
	Brighthouse Financial Inc.	4.700%	6/22/47	487	387
	Brookfield Corp.	4.000%	1/15/25	658	648
	Brookfield Finance Inc.	4.250%	6/2/26	150	147
	Brookfield Finance Inc.	3.900%	1/25/28	1,000	963
	Brookfield Finance Inc.	4.850%	3/29/29	600	597
	Brookfield Finance Inc.	4.350%	4/15/30	320	308
	Brookfield Finance Inc.	2.724%	4/15/31	1,200	1,018
	Brookfield Finance Inc.	6.350%	1/5/34	500	532
	Brookfield Finance Inc.	4.700%	9/20/47	750	654
	Brookfield Finance Inc.	3.500%	3/30/51	250	183
	Brookfield Finance Inc.	3.625%	2/15/52	500	360
	Brookfield Finance LLC	3.450%	4/15/50	1,200	835
	Brown & Brown Inc.	4.500%	3/15/29	275	268
	Brown & Brown Inc.	2.375%	3/15/31	1,000	821
	Brown & Brown Inc.	4.200%	3/17/32	500	458
	Brown & Brown Inc.	4.950%	3/17/52	575	510
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	190	184
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	700	684
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	500	500
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	5,000	4,924
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	500	467
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,050	962
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	500	510
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	700	673
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	500	503
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	500	523
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	950	867
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	390	416
	Capital One Financial Corp.	4.250%	4/30/25	502	495
	Capital One Financial Corp.	4.200%	10/29/25	500	491
	Capital One Financial Corp.	2.636%	3/3/26	1,162	1,114
	Capital One Financial Corp.	3.750%	7/28/26	250	239
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,027
	Capital One Financial Corp.	3.650%	5/11/27	1,750	1,670
	Capital One Financial Corp.	7.149%	10/29/27	800	831
	Capital One Financial Corp.	1.878%	11/2/27	1,790	1,610
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,900
	Capital One Financial Corp.	5.468%	2/1/29	2,693	2,694
	Capital One Financial Corp.	3.273%	3/1/30	1,350	1,204
[9]	Capital One Financial Corp.	7.624%	10/30/31	800	878
	Capital One Financial Corp.	2.359%	7/29/32	800	607
	Capital One Financial Corp.	5.817%	2/1/34	2,297	2,288
	Capital One Financial Corp.	6.377%	6/8/34	2,000	2,061
[9]	Capital One NA	2.280%	1/28/26	750	722
	Cboe Global Markets Inc.	3.650%	1/12/27	1,290	1,252
	Cboe Global Markets Inc.	1.625%	12/15/30	500	412
	Charles Schwab Corp.	4.200%	3/24/25	1,000	989
	Charles Schwab Corp.	3.625%	4/1/25	669	657
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.850%	5/21/25	100	98
	Charles Schwab Corp.	0.900%	3/11/26	1,000	917
	Charles Schwab Corp.	1.150%	5/13/26	3,000	2,751
	Charles Schwab Corp.	5.875%	8/24/26	820	841
	Charles Schwab Corp.	3.200%	3/2/27	1,100	1,049
	Charles Schwab Corp.	2.450%	3/3/27	1,330	1,238
	Charles Schwab Corp.	3.300%	4/1/27	2,237	2,133
	Charles Schwab Corp.	3.200%	1/25/28	400	378
	Charles Schwab Corp.	4.000%	2/1/29	440	427
	Charles Schwab Corp.	3.250%	5/22/29	475	445
	Charles Schwab Corp.	2.750%	10/1/29	300	270
	Charles Schwab Corp.	6.196%	11/17/29	1,005	1,055
	Charles Schwab Corp.	2.300%	5/13/31	1,000	836
	Charles Schwab Corp.	1.950%	12/1/31	1,550	1,246
	Charles Schwab Corp.	2.900%	3/3/32	725	625
	Charles Schwab Corp.	6.136%	8/24/34	1,060	1,119
	Chubb Corp.	6.000%	5/11/37	375	415
[9]	Chubb Corp.	6.500%	5/15/38	1,322	1,533
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,164	1,139
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,200	2,141
	Chubb INA Holdings Inc.	1.375%	9/15/30	1,000	824
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	209
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	204
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	752
	Chubb INA Holdings Inc.	2.850%	12/15/51	500	363
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,000	718
	CI Financial Corp.	3.200%	12/17/30	2,000	1,581
[9]	Cincinnati Financial Corp.	6.920%	5/15/28	300	322
	Cincinnati Financial Corp.	6.125%	11/1/34	275	288
	Citibank NA	5.864%	9/29/25	1,100	1,119
[9]	Citibank NA	5.488%	12/4/26	2,000	2,037
	Citibank NA	5.803%	9/29/28	2,025	2,114
	Citigroup Inc.	3.875%	3/26/25	3,544	3,479
	Citigroup Inc.	3.300%	4/27/25	275	269
	Citigroup Inc.	4.400%	6/10/25	1,600	1,582
	Citigroup Inc.	5.500%	9/13/25	1,000	1,005
	Citigroup Inc.	3.700%	1/12/26	400	391
	Citigroup Inc.	2.014%	1/25/26	1,500	1,441
	Citigroup Inc.	4.600%	3/9/26	975	963
[9]	Citigroup Inc.	3.106%	4/8/26	5,750	5,591
	Citigroup Inc.	3.400%	5/1/26	750	724
	Citigroup Inc.	5.610%	9/29/26	3,100	3,123
	Citigroup Inc.	3.200%	10/21/26	3,000	2,863
	Citigroup Inc.	4.300%	11/20/26	775	759
	Citigroup Inc.	4.450%	9/29/27	3,825	3,737
[9]	Citigroup Inc.	3.887%	1/10/28	7,499	7,255
	Citigroup Inc.	6.625%	1/15/28	800	865
[9]	Citigroup Inc.	3.070%	2/24/28	2,200	2,073
	Citigroup Inc.	4.658%	5/24/28	1,000	994
[9]	Citigroup Inc.	3.668%	7/24/28	2,675	2,550
	Citigroup Inc.	4.125%	7/25/28	425	408
[9]	Citigroup Inc.	3.520%	10/27/28	2,760	2,609
[9]	Citigroup Inc.	3.980%	3/20/30	2,000	1,897
[9]	Citigroup Inc.	2.976%	11/5/30	1,175	1,047
[9]	Citigroup Inc.	2.666%	1/29/31	175	152
[9]	Citigroup Inc.	4.412%	3/31/31	8,750	8,379
[9]	Citigroup Inc.	2.572%	6/3/31	2,500	2,136
	Citigroup Inc.	6.625%	6/15/32	750	816
	Citigroup Inc.	2.520%	11/3/32	2,000	1,651
	Citigroup Inc.	3.057%	1/25/33	750	640
	Citigroup Inc.	5.875%	2/22/33	200	209
	Citigroup Inc.	3.785%	3/17/33	2,600	2,339
	Citigroup Inc.	4.910%	5/24/33	1,000	979
	Citigroup Inc.	6.000%	10/31/33	925	976
	Citigroup Inc.	6.270%	11/17/33	5,000	5,352
	Citigroup Inc.	6.174%	5/25/34	1,000	1,037
	Citigroup Inc.	6.125%	8/25/36	1,699	1,818

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Citigroup Inc.	3.878%	1/24/39	1,100	950
	Citigroup Inc.	8.125%	7/15/39	1,099	1,419
[9]	Citigroup Inc.	5.316%	3/26/41	4,950	4,964
	Citigroup Inc.	5.875%	1/30/42	800	852
	Citigroup Inc.	6.675%	9/13/43	500	561
	Citigroup Inc.	5.300%	5/6/44	750	721
	Citigroup Inc.	4.650%	7/30/45	1,200	1,092
	Citigroup Inc.	4.750%	5/18/46	825	740
	Citigroup Inc.	4.650%	7/23/48	1,480	1,369
[9]	Citizens Bank NA	3.750%	2/18/26	500	478
	Citizens Bank NA	4.575%	8/9/28	575	546
	Citizens Financial Group Inc.	2.850%	7/27/26	2,231	2,076
	Citizens Financial Group Inc.	2.500%	2/6/30	450	378
	Citizens Financial Group Inc.	4.300%	2/11/31	825	702
	Citizens Financial Group Inc.	2.638%	9/30/32	180	139
	CME Group Inc.	3.000%	3/15/25	133	130
	CME Group Inc.	3.750%	6/15/28	300	293
	CME Group Inc.	2.650%	3/15/32	1,000	889
	CME Group Inc.	5.300%	9/15/43	720	766
	CME Group Inc.	4.150%	6/15/48	500	454
	CNA Financial Corp.	3.450%	8/15/27	400	382
	CNA Financial Corp.	3.900%	5/1/29	800	766
	CNO Financial Group Inc.	5.250%	5/30/25	500	497
[9]	Comerica Bank	4.000%	7/27/25	578	560
	Comerica Inc.	4.000%	2/1/29	415	392
	Commonwealth Bank of Australia	5.316%	3/13/26	900	912
	Cooperatieve Rabobank UA	1.375%	1/10/25	700	674
[9]	Cooperatieve Rabobank UA	3.375%	5/21/25	1,815	1,779
	Cooperatieve Rabobank UA	4.375%	8/4/25	802	788
[9]	Cooperatieve Rabobank UA	3.750%	7/21/26	1,800	1,725
	Cooperatieve Rabobank UA	5.500%	10/5/26	600	614
	Cooperatieve Rabobank UA	5.750%	12/1/43	750	774
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,250	3,219
	Corebridge Financial Inc.	3.500%	4/4/25	500	488
	Corebridge Financial Inc.	3.650%	4/5/27	1,000	963
	Corebridge Financial Inc.	3.850%	4/5/29	1,000	944
	Corebridge Financial Inc.	3.900%	4/5/32	500	453
[11]	Corebridge Financial Inc.	6.050%	9/15/33	500	522
	Corebridge Financial Inc.	5.750%	1/15/34	500	512
	Corebridge Financial Inc.	4.350%	4/5/42	500	424
	Corebridge Financial Inc.	4.400%	4/5/52	2,000	1,678
	Credit Suisse AG	7.950%	1/9/25	607	620
[9]	Credit Suisse AG	3.700%	2/21/25	1,500	1,469
	Credit Suisse AG	1.250%	8/7/26	1,165	1,057
	Credit Suisse AG	5.000%	7/9/27	1,000	1,000
	Credit Suisse AG	7.500%	2/15/28	3,088	3,385
	Credit Suisse USA Inc.	7.125%	7/15/32	465	530
	Deutsche Bank AG	4.500%	4/1/25	778	764
[9]	Deutsche Bank AG	4.100%	1/13/26	400	390
	Deutsche Bank AG	1.686%	3/19/26	1,500	1,396
	Deutsche Bank AG	6.119%	7/14/26	1,000	1,010
	Deutsche Bank AG	2.129%	11/24/26	1,600	1,500
	Deutsche Bank AG	7.146%	7/13/27	1,500	1,558
	Deutsche Bank AG	2.311%	11/16/27	500	457
	Deutsche Bank AG	2.552%	1/7/28	1,005	923
	Deutsche Bank AG	6.720%	1/18/29	1,555	1,629
	Deutsche Bank AG	6.819%	11/20/29	1,000	1,052
	Deutsche Bank AG	5.882%	7/8/31	200	195
[9]	Deutsche Bank AG	3.547%	9/18/31	500	439
	Deutsche Bank AG	3.729%	1/14/32	1,330	1,115
	Deutsche Bank AG	3.035%	5/28/32	1,005	839
	Deutsche Bank AG	4.875%	12/1/32	570	533
	Deutsche Bank AG	3.742%	1/7/33	1,043	856
	Deutsche Bank AG	7.079%	2/10/34	850	873
[9]	Discover Bank	4.250%	3/13/26	2,043	1,983
[9]	Discover Bank	3.450%	7/27/26	1,455	1,377
[9]	Discover Bank	4.650%	9/13/28	500	477
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Discover Bank	2.700%	2/6/30	400	339
	Discover Financial Services	3.750%	3/4/25	953	931
	Discover Financial Services	4.500%	1/30/26	3,183	3,140
	Discover Financial Services	6.700%	11/29/32	250	262
	Eaton Vance Corp.	3.500%	4/6/27	511	490
	Enstar Finance LLC	5.750%	9/1/40	49	46
	Enstar Finance LLC	5.500%	1/15/42	500	425
	Enstar Group Ltd.	4.950%	6/1/29	680	664
	Equitable Holdings Inc.	7.000%	4/1/28	600	640
	Equitable Holdings Inc.	4.350%	4/20/28	3,460	3,345
	Equitable Holdings Inc.	5.594%	1/11/33	500	515
	Equitable Holdings Inc.	5.000%	4/20/48	1,200	1,118
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	275
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	500	369
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,250	857
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	394
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	600	577
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	1,000	880
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	650	651
[11]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	500	513
	Fidelity National Financial Inc.	3.400%	6/15/30	500	449
	Fidelity National Financial Inc.	2.450%	3/15/31	750	622
	Fidelity National Financial Inc.	3.200%	9/17/51	500	319
	Fifth Third Bancorp	2.375%	1/28/25	1,823	1,764
	Fifth Third Bancorp	2.550%	5/5/27	1,500	1,383
	Fifth Third Bancorp	1.707%	11/1/27	500	450
	Fifth Third Bancorp	3.950%	3/14/28	300	288
	Fifth Third Bancorp	4.055%	4/25/28	500	476
	Fifth Third Bancorp	6.339%	7/27/29	800	832
	Fifth Third Bancorp	4.772%	7/28/30	400	392
	Fifth Third Bancorp	4.337%	4/25/33	500	465
	Fifth Third Bancorp	8.250%	3/1/38	710	840
[9]	Fifth Third Bank NA	3.950%	7/28/25	625	612
[9]	Fifth Third Bank NA	3.850%	3/15/26	1,500	1,441
[9]	Fifth Third Bank NA	2.250%	2/1/27	1,165	1,075
	First American Financial Corp.	2.400%	8/15/31	600	474
[9]	First Horizon Bank	5.750%	5/1/30	340	321
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	350	356
	Franklin Resources Inc.	2.850%	3/30/25	250	243
	Franklin Resources Inc.	1.600%	10/30/30	500	408
	Franklin Resources Inc.	2.950%	8/12/51	500	318
	FS KKR Capital Corp.	4.125%	2/1/25	1,000	974
	FS KKR Capital Corp.	3.400%	1/15/26	1,580	1,496
	GATX Corp.	3.250%	3/30/25	375	365
	GATX Corp.	3.850%	3/30/27	910	874
	GATX Corp.	3.500%	3/15/28	200	188
	GATX Corp.	4.550%	11/7/28	600	589
	GATX Corp.	4.700%	4/1/29	275	273
	GATX Corp.	4.000%	6/30/30	460	432
	GATX Corp.	1.900%	6/1/31	500	398
	GATX Corp.	3.500%	6/1/32	500	438
	GATX Corp.	5.450%	9/15/33	500	503
	GATX Corp.	6.900%	5/1/34	500	551
	GATX Corp.	5.200%	3/15/44	150	141
	GATX Corp.	4.500%	3/30/45	150	123
	GATX Corp.	3.100%	6/1/51	500	330
	GE Capital Funding LLC	3.450%	5/15/25	2,320	2,268
	GE Capital Funding LLC	4.550%	5/15/32	376	369
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	200	194
	Globe Life Inc.	4.550%	9/15/28	385	382
	Globe Life Inc.	2.150%	8/15/30	500	419
	Goldman Sachs BDC Inc.	2.875%	1/15/26	500	475
	Goldman Sachs Capital I	6.345%	2/15/34	975	1,022

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,929	4,834
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,000	978
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,000	981
	Goldman Sachs Group Inc.	3.750%	2/25/26	2,450	2,394
	Goldman Sachs Group Inc.	5.798%	8/10/26	1,415	1,429
[9]	Goldman Sachs Group Inc.	1.093%	12/9/26	2,000	1,843
	Goldman Sachs Group Inc.	5.950%	1/15/27	1,030	1,059
	Goldman Sachs Group Inc.	3.850%	1/26/27	1,100	1,071
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,000	1,844
	Goldman Sachs Group Inc.	1.948%	10/21/27	7,000	6,404
	Goldman Sachs Group Inc.	2.640%	2/24/28	3,491	3,237
	Goldman Sachs Group Inc.	3.615%	3/15/28	2,360	2,261
[9]	Goldman Sachs Group Inc.	3.691%	6/5/28	6,050	5,784
[9]	Goldman Sachs Group Inc.	3.814%	4/23/29	1,200	1,140
[9]	Goldman Sachs Group Inc.	4.223%	5/1/29	2,150	2,079
	Goldman Sachs Group Inc.	6.484%	10/24/29	2,025	2,149
	Goldman Sachs Group Inc.	3.800%	3/15/30	6,425	6,040
	Goldman Sachs Group Inc.	1.992%	1/27/32	2,200	1,781
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,000	2,518
	Goldman Sachs Group Inc.	2.383%	7/21/32	3,970	3,264
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,400	2,833
	Goldman Sachs Group Inc.	3.102%	2/24/33	2,735	2,349
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,975	3,217
	Goldman Sachs Group Inc.	6.750%	10/1/37	2,000	2,205
[9]	Goldman Sachs Group Inc.	4.017%	10/31/38	2,230	1,947
	Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,330
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,120	2,388
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,865	1,460
[9]	Goldman Sachs Group Inc.	4.800%	7/8/44	1,710	1,619
	Goldman Sachs Group Inc.	5.150%	5/22/45	2,075	2,007
	Goldman Sachs Group Inc.	4.750%	10/21/45	525	498
	Golub Capital BDC Inc.	2.500%	8/24/26	684	620
	Golub Capital BDC Inc.	2.050%	2/15/27	290	255
	Golub Capital BDC Inc.	7.050%	12/5/28	500	526
	Hanover Insurance Group Inc.	4.500%	4/15/26	270	265
	Hartford Financial Services Group Inc.	2.800%	8/19/29	500	454
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	643
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	429
	Hartford Financial Services Group Inc.	3.600%	8/19/49	500	386
	Hartford Financial Services Group Inc.	2.900%	9/15/51	700	470
[9]	HSBC Bank USA NA	7.000%	1/15/39	650	753
	HSBC Holdings plc	4.180%	12/9/25	2,650	2,614
	HSBC Holdings plc	4.300%	3/8/26	3,570	3,512
	HSBC Holdings plc	2.999%	3/10/26	1,575	1,528
[9]	HSBC Holdings plc	1.645%	4/18/26	3,000	2,851
	HSBC Holdings plc	3.900%	5/25/26	1,950	1,899
[9]	HSBC Holdings plc	2.099%	6/4/26	7,135	6,793
[9]	HSBC Holdings plc	4.292%	9/12/26	3,100	3,035
	HSBC Holdings plc	7.336%	11/3/26	250	260
	HSBC Holdings plc	4.375%	11/23/26	3,000	2,931
	HSBC Holdings plc	1.589%	5/24/27	1,000	917
	HSBC Holdings plc	2.251%	11/22/27	3,575	3,282
[9]	HSBC Holdings plc	4.041%	3/13/28	2,000	1,927
	HSBC Holdings plc	4.755%	6/9/28	3,020	2,978
	HSBC Holdings plc	5.210%	8/11/28	2,950	2,949
[9]	HSBC Holdings plc	2.013%	9/22/28	8,000	7,122
	HSBC Holdings plc	7.390%	11/3/28	250	268
	HSBC Holdings plc	6.161%	3/9/29	708	732
[9]	HSBC Holdings plc	4.583%	6/19/29	800	776
	HSBC Holdings plc	2.206%	8/17/29	1,000	873
	HSBC Holdings plc	4.950%	3/31/30	2,230	2,211
[9]	HSBC Holdings plc	2.848%	6/4/31	2,000	1,722
[9]	HSBC Holdings plc	2.357%	8/18/31	4,000	3,320
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	HSBC Holdings plc	7.625%	5/17/32	400	449
	HSBC Holdings plc	2.871%	11/22/32	3,000	2,497
[9]	HSBC Holdings plc	7.350%	11/27/32	400	417
	HSBC Holdings plc	4.762%	3/29/33	1,375	1,281
	HSBC Holdings plc	5.402%	8/11/33	1,045	1,050
	HSBC Holdings plc	8.113%	11/3/33	1,250	1,440
	HSBC Holdings plc	6.254%	3/9/34	1,700	1,801
	HSBC Holdings plc	6.547%	6/20/34	800	837
	HSBC Holdings plc	7.399%	11/13/34	1,740	1,910
[9]	HSBC Holdings plc	6.500%	5/2/36	2,485	2,587
[9]	HSBC Holdings plc	6.500%	9/15/37	660	692
[9]	HSBC Holdings plc	6.800%	6/1/38	1,450	1,552
	HSBC Holdings plc	6.100%	1/14/42	1,200	1,365
	HSBC Holdings plc	6.332%	3/9/44	1,700	1,837
	HSBC Holdings plc	5.250%	3/14/44	1,700	1,660
	HSBC USA Inc.	5.625%	3/17/25	1,020	1,026
	Huntington Bancshares Inc.	4.000%	5/15/25	400	392
	Huntington Bancshares Inc.	4.443%	8/4/28	525	509
	Huntington Bancshares Inc.	6.208%	8/21/29	840	866
	Huntington Bancshares Inc.	2.550%	2/4/30	1,125	963
	Huntington Bancshares Inc.	5.023%	5/17/33	500	485
[9]	Huntington National Bank	4.270%	11/25/26	450	422
	Huntington National Bank	4.552%	5/17/28	500	483
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	450	434
	ING Groep NV	3.869%	3/28/26	700	686
	ING Groep NV	3.950%	3/29/27	1,300	1,259
	ING Groep NV	4.017%	3/28/28	700	682
	ING Groep NV	4.550%	10/2/28	1,000	987
	ING Groep NV	4.050%	4/9/29	610	590
	ING Groep NV	6.114%	9/11/34	1,100	1,157
	Intercontinental Exchange Inc.	3.650%	5/23/25	690	677
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,081
	Intercontinental Exchange Inc.	3.100%	9/15/27	200	191
	Intercontinental Exchange Inc.	4.000%	9/15/27	500	491
	Intercontinental Exchange Inc.	3.750%	9/21/28	500	486
	Intercontinental Exchange Inc.	4.350%	6/15/29	300	299
	Intercontinental Exchange Inc.	2.100%	6/15/30	2,240	1,936
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,000	802
	Intercontinental Exchange Inc.	4.600%	3/15/33	300	299
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,500	1,120
	Intercontinental Exchange Inc.	4.250%	9/21/48	600	539
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,035	741
	Intercontinental Exchange Inc.	4.950%	6/15/52	825	825
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,700	1,151
	Intercontinental Exchange Inc.	5.200%	6/15/62	300	307
	Invesco Finance plc	3.750%	1/15/26	800	779
	Invesco Finance plc	5.375%	11/30/43	900	892
	Jackson Financial Inc.	3.125%	11/23/31	500	420
	Jackson Financial Inc.	4.000%	11/23/51	500	356
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	250	247
	Jefferies Financial Group Inc.	4.850%	1/15/27	600	597
	Jefferies Financial Group Inc.	5.875%	7/21/28	600	615
	Jefferies Financial Group Inc.	4.150%	1/23/30	1,100	1,033
	Jefferies Financial Group Inc.	2.750%	10/15/32	500	410
	Jefferies Financial Group Inc.	6.250%	1/15/36	320	336
	Jefferies Financial Group Inc.	6.500%	1/20/43	350	369
	JPMorgan Chase & Co.	3.125%	1/23/25	3,312	3,244
	JPMorgan Chase & Co.	3.900%	7/15/25	2,194	2,162
	JPMorgan Chase & Co.	1.561%	12/10/25	4,875	4,694
	JPMorgan Chase & Co.	5.546%	12/15/25	2,150	2,152
	JPMorgan Chase & Co.	3.300%	4/1/26	2,550	2,467
	JPMorgan Chase & Co.	4.080%	4/26/26	1,500	1,476
	JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,086
	JPMorgan Chase & Co.	2.950%	10/1/26	5,652	5,389
	JPMorgan Chase & Co.	7.625%	10/15/26	3,000	3,226

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.045%	11/19/26	4,000	3,704
	JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,618
[9]	JPMorgan Chase & Co.	3.960%	1/29/27	2,729	2,666
	JPMorgan Chase & Co.	1.040%	2/4/27	4,500	4,134
	JPMorgan Chase & Co.	1.578%	4/22/27	1,000	923
	JPMorgan Chase & Co.	1.470%	9/22/27	2,000	1,812
	JPMorgan Chase & Co.	3.625%	12/1/27	1,000	959
[9]	JPMorgan Chase & Co.	3.782%	2/1/28	3,521	3,400
	JPMorgan Chase & Co.	4.323%	4/26/28	1,500	1,475
[9]	JPMorgan Chase & Co.	3.540%	5/1/28	775	740
[9]	JPMorgan Chase & Co.	2.182%	6/1/28	4,950	4,523
	JPMorgan Chase & Co.	4.851%	7/25/28	1,000	1,000
[9]	JPMorgan Chase & Co.	3.509%	1/23/29	2,900	2,745
[9]	JPMorgan Chase & Co.	4.005%	4/23/29	1,700	1,636
	JPMorgan Chase & Co.	2.069%	6/1/29	2,000	1,773
	JPMorgan Chase & Co.	5.299%	7/24/29	2,300	2,334
	JPMorgan Chase & Co.	6.087%	10/23/29	978	1,029
[9]	JPMorgan Chase & Co.	3.702%	5/6/30	1,600	1,505
	JPMorgan Chase & Co.	4.565%	6/14/30	1,350	1,321
[9]	JPMorgan Chase & Co.	2.739%	10/15/30	2,000	1,778
[9]	JPMorgan Chase & Co.	4.493%	3/24/31	5,675	5,535
[9]	JPMorgan Chase & Co.	2.956%	5/13/31	3,500	3,079
	JPMorgan Chase & Co.	1.764%	11/19/31	1,000	812
	JPMorgan Chase & Co.	1.953%	2/4/32	1,785	1,453
	JPMorgan Chase & Co.	2.580%	4/22/32	4,000	3,385
	JPMorgan Chase & Co.	2.545%	11/8/32	2,725	2,276
	JPMorgan Chase & Co.	2.963%	1/25/33	3,385	2,899
	JPMorgan Chase & Co.	4.586%	4/26/33	2,000	1,928
	JPMorgan Chase & Co.	4.912%	7/25/33	800	791
	JPMorgan Chase & Co.	5.350%	6/1/34	2,830	2,876
	JPMorgan Chase & Co.	6.254%	10/23/34	1,000	1,085
	JPMorgan Chase & Co.	6.400%	5/15/38	2,000	2,292
[9]	JPMorgan Chase & Co.	3.882%	7/24/38	3,225	2,859
	JPMorgan Chase & Co.	5.500%	10/15/40	1,375	1,432
[9]	JPMorgan Chase & Co.	3.109%	4/22/41	8,000	6,184
	JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,244
	JPMorgan Chase & Co.	3.157%	4/22/42	2,955	2,293
	JPMorgan Chase & Co.	5.625%	8/16/43	1,000	1,048
	JPMorgan Chase & Co.	4.950%	6/1/45	4,550	4,350
[9]	JPMorgan Chase & Co.	4.260%	2/22/48	525	466
[9]	JPMorgan Chase & Co.	3.964%	11/15/48	3,500	2,944
[9]	JPMorgan Chase & Co.	3.109%	4/22/51	3,275	2,356
	JPMorgan Chase & Co.	3.328%	4/22/52	3,300	2,475
	JPMorgan Chase Bank NA	5.110%	12/8/26	1,335	1,348
	Kemper Corp.	4.350%	2/15/25	167	163
	Kemper Corp.	3.800%	2/23/32	500	423
[9]	KeyBank NA	3.300%	6/1/25	500	481
[9]	KeyBank NA	4.150%	8/8/25	525	509
	KeyBank NA	4.700%	1/26/26	650	634
[9]	KeyBank NA	5.850%	11/15/27	650	650
[9]	KeyBank NA	4.390%	12/14/27	300	282
[9]	KeyBank NA	6.950%	2/1/28	250	254
[9]	KeyBank NA	4.900%	8/8/32	525	463
	KeyBank NA	5.000%	1/26/33	650	607
[9]	KeyCorp	4.150%	10/29/25	850	829
[9]	KeyCorp	2.250%	4/6/27	750	675
[9]	KeyCorp	4.100%	4/30/28	1,400	1,317
[9]	KeyCorp	2.550%	10/1/29	600	509
[9]	KeyCorp	4.789%	6/1/33	790	726
	Lazard Group LLC	3.750%	2/13/25	100	98
	Lazard Group LLC	3.625%	3/1/27	1,350	1,273
	Lazard Group LLC	4.500%	9/19/28	425	413
	Legg Mason Inc.	4.750%	3/15/26	425	424
	Legg Mason Inc.	5.625%	1/15/44	450	461
	Lincoln National Corp.	3.350%	3/9/25	212	207
	Lincoln National Corp.	3.625%	12/12/26	250	243
	Lincoln National Corp.	3.800%	3/1/28	850	816
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,084
	Lincoln National Corp.	4.375%	6/15/50	500	399
	Lloyds Banking Group plc	4.450%	5/8/25	500	494
	Lloyds Banking Group plc	4.582%	12/10/25	2,050	2,008
[9]	Lloyds Banking Group plc	2.438%	2/5/26	750	724
	Lloyds Banking Group plc	3.511%	3/18/26	700	683
	Lloyds Banking Group plc	4.650%	3/24/26	1,000	983
	Lloyds Banking Group plc	4.716%	8/11/26	875	864
	Lloyds Banking Group plc	3.750%	1/11/27	1,329	1,277
	Lloyds Banking Group plc	5.985%	8/7/27	1,240	1,263
	Lloyds Banking Group plc	3.750%	3/18/28	700	670
	Lloyds Banking Group plc	4.375%	3/22/28	3,025	2,958
[9]	Lloyds Banking Group plc	3.574%	11/7/28	2,250	2,117
	Lloyds Banking Group plc	5.871%	3/6/29	850	871
	Lloyds Banking Group plc	7.953%	11/15/33	2,575	2,954
	Lloyds Banking Group plc	3.369%	12/14/46	520	362
	Lloyds Banking Group plc	4.344%	1/9/48	850	683
	Loews Corp.	3.750%	4/1/26	695	677
	Loews Corp.	3.200%	5/15/30	500	458
	Loews Corp.	6.000%	2/1/35	250	272
	Loews Corp.	4.125%	5/15/43	275	244
	LPL Holdings Inc.	6.750%	11/17/28	600	639
	M&T Bank Corp.	4.553%	8/16/28	500	482
	M&T Bank Corp.	7.413%	10/30/29	600	646
	M&T Bank Corp.	5.053%	1/27/34	580	549
	Main Street Capital Corp.	3.000%	7/14/26	458	418
[9]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,380
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	500	498
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,145	1,121
[9]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	231
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	823	800
	Manulife Financial Corp.	4.150%	3/4/26	575	568
	Manulife Financial Corp.	2.484%	5/19/27	1,130	1,048
[9]	Manulife Financial Corp.	4.061%	2/24/32	760	719
	Manulife Financial Corp.	5.375%	3/4/46	850	865
	Markel Group Inc.	3.500%	11/1/27	200	190
	Markel Group Inc.	3.350%	9/17/29	250	229
	Markel Group Inc.	5.000%	4/5/46	1,100	999
	Markel Group Inc.	4.300%	11/1/47	200	163
	Markel Group Inc.	5.000%	5/20/49	200	185
	Markel Group Inc.	3.450%	5/7/52	500	357
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	425	417
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	368
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	575	573
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	665	574
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	250	213
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,147
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	400	422
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	400	389
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	179
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,600	1,548
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	200	135
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	500	578
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	265	277
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	800	869
	Mastercard Inc.	2.000%	3/3/25	719	697
	Mastercard Inc.	2.950%	11/21/26	510	492
	Mastercard Inc.	3.300%	3/26/27	2,550	2,473
	Mastercard Inc.	3.500%	2/26/28	450	440
	Mastercard Inc.	4.875%	3/9/28	500	516
	Mastercard Inc.	2.950%	6/1/29	500	471
	Mastercard Inc.	3.350%	3/26/30	2,000	1,907
	Mastercard Inc.	1.900%	3/15/31	500	427
	Mastercard Inc.	2.000%	11/18/31	700	591
	Mastercard Inc.	3.800%	11/21/46	350	307
	Mastercard Inc.	3.950%	2/26/48	550	493
	Mastercard Inc.	3.650%	6/1/49	835	706

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.850%	3/26/50	1,400	1,226
	Mastercard Inc.	2.950%	3/15/51	500	371
	Mercury General Corp.	4.400%	3/15/27	315	301
	MetLife Inc.	3.000%	3/1/25	500	489
	MetLife Inc.	3.600%	11/13/25	561	552
	MetLife Inc.	4.550%	3/23/30	956	962
	MetLife Inc.	6.500%	12/15/32	250	284
	MetLife Inc.	5.375%	7/15/33	1,103	1,151
	MetLife Inc.	6.375%	6/15/34	505	567
	MetLife Inc.	5.700%	6/15/35	425	457
[9]	MetLife Inc.	6.400%	12/15/36	1,505	1,552
	MetLife Inc.	5.875%	2/6/41	645	705
	MetLife Inc.	4.875%	11/13/43	1,396	1,362
	MetLife Inc.	4.721%	12/15/44	150	141
	MetLife Inc.	4.050%	3/1/45	1,000	870
	MetLife Inc.	5.000%	7/15/52	1,600	1,591
	MetLife Inc.	5.250%	1/15/54	630	648
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	3,720	3,594
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,000	1,967
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	472
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	500	502
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	235	230
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	300	294
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	255	256
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	661
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,200
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	500	457
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	954
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	2,625	2,556
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	675	657
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	625	626
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,500	2,430
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	1,000	1,014
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	1,290	1,232
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	825	759
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	1,175	1,029
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	1,000	840
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	2,500	2,076
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	300	287
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	625	635
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	4,102	4,228
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	188
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,600	2,279
	Mizuho Financial Group Inc.	3.663%	2/28/27	250	241
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,000	1,822
	Mizuho Financial Group Inc.	1.554%	7/9/27	675	617
	Mizuho Financial Group Inc.	4.018%	3/5/28	400	388
	Mizuho Financial Group Inc.	5.778%	7/6/29	1,025	1,055
[9]	Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	966
[9]	Mizuho Financial Group Inc.	3.153%	7/16/30	2,400	2,162
[9]	Mizuho Financial Group Inc.	2.591%	5/25/31	1,000	857
	Mizuho Financial Group Inc.	2.172%	5/22/32	1,500	1,220
	Mizuho Financial Group Inc.	5.754%	5/27/34	1,200	1,245
	Mizuho Financial Group Inc.	5.748%	7/6/34	2,140	2,219
[9]	Morgan Stanley	4.000%	7/23/25	4,164	4,105
	Morgan Stanley	5.000%	11/24/25	1,100	1,099
[9]	Morgan Stanley	3.875%	1/27/26	1,800	1,763
[9]	Morgan Stanley	2.630%	2/18/26	625	605
[9]	Morgan Stanley	2.188%	4/28/26	750	720
[9]	Morgan Stanley	3.125%	7/27/26	3,150	3,015
[9]	Morgan Stanley	6.250%	8/9/26	1,294	1,334
[9]	Morgan Stanley	4.350%	9/8/26	6,479	6,362
	Morgan Stanley	6.138%	10/16/26	1,000	1,018
	Morgan Stanley	0.985%	12/10/26	3,600	3,313
	Morgan Stanley	3.625%	1/20/27	2,135	2,071
	Morgan Stanley	3.950%	4/23/27	745	723
	Morgan Stanley	1.593%	5/4/27	5,398	4,972
[9]	Morgan Stanley	1.512%	7/20/27	1,500	1,371
	Morgan Stanley	2.475%	1/21/28	500	464
	Morgan Stanley	4.210%	4/20/28	1,375	1,343
[9]	Morgan Stanley	3.591%	7/22/28	3,040	2,901
	Morgan Stanley	6.296%	10/18/28	1,000	1,048
[9]	Morgan Stanley	3.772%	1/24/29	2,850	2,718
	Morgan Stanley	5.123%	2/1/29	1,700	1,707
[9]	Morgan Stanley	5.164%	4/20/29	2,050	2,060
	Morgan Stanley	5.449%	7/20/29	1,625	1,656
	Morgan Stanley	6.407%	11/1/29	1,625	1,723
[9]	Morgan Stanley	4.431%	1/23/30	300	292
[9]	Morgan Stanley	2.699%	1/22/31	775	679
[9]	Morgan Stanley	3.622%	4/1/31	8,000	7,372
[9]	Morgan Stanley	1.794%	2/13/32	2,000	1,596
	Morgan Stanley	7.250%	4/1/32	705	831
[9]	Morgan Stanley	1.928%	4/28/32	2,200	1,768
[9]	Morgan Stanley	2.239%	7/21/32	3,500	2,860
[9]	Morgan Stanley	2.511%	10/20/32	2,000	1,659
	Morgan Stanley	2.943%	1/21/33	500	425
	Morgan Stanley	6.342%	10/18/33	2,500	2,693
[9]	Morgan Stanley	5.250%	4/21/34	2,050	2,048
	Morgan Stanley	6.627%	11/1/34	1,625	1,800
	Morgan Stanley	2.484%	9/16/36	2,700	2,143
	Morgan Stanley	5.297%	4/20/37	1,625	1,580
	Morgan Stanley	5.948%	1/19/38	840	851
[9]	Morgan Stanley	3.971%	7/22/38	2,100	1,841
	Morgan Stanley	3.217%	4/22/42	1,375	1,062
	Morgan Stanley	6.375%	7/24/42	2,400	2,780
	Morgan Stanley	4.300%	1/27/45	2,850	2,574
	Morgan Stanley	4.375%	1/22/47	1,950	1,758
[9]	Morgan Stanley	5.597%	3/24/51	2,700	2,916
[9]	Morgan Stanley	2.802%	1/25/52	2,780	1,855
	Morgan Stanley Bank NA	5.479%	7/16/25	1,625	1,640
[9]	Morgan Stanley Bank NA	4.754%	4/21/26	1,365	1,364
[9]	Morgan Stanley Bank NA	5.882%	10/30/26	1,225	1,262
	Nasdaq Inc.	5.650%	6/28/25	1,000	1,010
	Nasdaq Inc.	3.850%	6/30/26	675	658
	Nasdaq Inc.	5.350%	6/28/28	1,000	1,030
	Nasdaq Inc.	1.650%	1/15/31	500	406
	Nasdaq Inc.	5.550%	2/15/34	1,000	1,041
	Nasdaq Inc.	2.500%	12/21/40	1,000	695
	Nasdaq Inc.	3.250%	4/28/50	165	117
	Nasdaq Inc.	3.950%	3/7/52	500	397
	Nasdaq Inc.	5.950%	8/15/53	1,000	1,077

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	6.100%	6/28/63	1,000	1,085
	National Australia Bank Ltd.	5.200%	5/13/25	1,500	1,507
	National Australia Bank Ltd.	3.375%	1/14/26	150	146
[9]	National Australia Bank Ltd.	2.500%	7/12/26	1,788	1,697
	National Australia Bank Ltd.	4.944%	1/12/28	850	859
	National Australia Bank Ltd.	4.900%	6/13/28	1,500	1,515
	National Bank of Canada	5.600%	12/18/28	800	821
[9]	Nationwide Financial Services Inc.	6.750%	5/15/37	50	49
	NatWest Group plc	4.800%	4/5/26	225	223
	NatWest Group plc	7.472%	11/10/26	875	905
	NatWest Group plc	5.847%	3/2/27	650	656
[9]	NatWest Group plc	3.073%	5/22/28	2,450	2,276
	NatWest Group plc	5.516%	9/30/28	900	906
[9]	NatWest Group plc	4.892%	5/18/29	2,000	1,966
	NatWest Group plc	5.808%	9/13/29	800	821
[9]	NatWest Group plc	5.076%	1/27/30	3,140	3,098
[9]	NatWest Group plc	4.445%	5/8/30	175	167
	NatWest Group plc	6.016%	3/2/34	650	684
[9]	NatWest Group plc	3.032%	11/28/35	1,200	998
	Nomura Holdings Inc.	2.648%	1/16/25	2,700	2,619
	Nomura Holdings Inc.	1.851%	7/16/25	2,600	2,460
	Nomura Holdings Inc.	2.329%	1/22/27	1,000	917
	Nomura Holdings Inc.	2.172%	7/14/28	2,800	2,460
	Nomura Holdings Inc.	3.103%	1/16/30	1,610	1,423
	Nomura Holdings Inc.	2.679%	7/16/30	750	639
	Nomura Holdings Inc.	2.608%	7/14/31	825	685
	Northern Trust Corp.	3.950%	10/30/25	600	590
	Northern Trust Corp.	4.000%	5/10/27	925	912
	Northern Trust Corp.	3.650%	8/3/28	325	315
	Northern Trust Corp.	3.150%	5/3/29	500	471
[9]	Northern Trust Corp.	3.375%	5/8/32	275	254
	Northern Trust Corp.	6.125%	11/2/32	810	870
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	100	96
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	500	447
	Old Republic International Corp.	3.875%	8/26/26	425	409
	Old Republic International Corp.	3.850%	6/11/51	500	367
	ORIX Corp.	3.250%	12/4/24	600	588
	ORIX Corp.	3.700%	7/18/27	650	626
	ORIX Corp.	2.250%	3/9/31	1,000	853
	PartnerRe Finance B LLC	3.700%	7/2/29	390	369
	PartnerRe Finance B LLC	4.500%	10/1/50	500	430
[9]	PNC Bank NA	2.950%	2/23/25	1,089	1,060
[9]	PNC Bank NA	3.250%	6/1/25	825	803
[9]	PNC Bank NA	4.200%	11/1/25	825	809
[9]	PNC Bank NA	3.100%	10/25/27	250	235
[9]	PNC Bank NA	3.250%	1/22/28	600	564
[9]	PNC Bank NA	4.050%	7/26/28	1,000	963
[9]	PNC Bank NA	2.700%	10/22/29	300	264
	PNC Financial Services Group Inc.	5.812%	6/12/26	800	806
	PNC Financial Services Group Inc.	2.600%	7/23/26	831	788
	PNC Financial Services Group Inc.	4.758%	1/26/27	850	843
	PNC Financial Services Group Inc.	3.150%	5/19/27	4,021	3,812
	PNC Financial Services Group Inc.	6.615%	10/20/27	800	830
	PNC Financial Services Group Inc.	3.450%	4/23/29	2,880	2,729
	PNC Financial Services Group Inc.	5.582%	6/12/29	800	816
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,350	1,181
	PNC Financial Services Group Inc.	2.307%	4/23/32	1,250	1,045
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	4.626%	6/6/33	675	634
	PNC Financial Services Group Inc.	6.037%	10/28/33	1,225	1,281
	PNC Financial Services Group Inc.	5.068%	1/24/34	850	831
	PNC Financial Services Group Inc.	5.939%	8/18/34	915	954
	PNC Financial Services Group Inc.	6.875%	10/20/34	1,000	1,111
	Primerica Inc.	2.800%	11/19/31	500	423
	Principal Financial Group Inc.	3.400%	5/15/25	696	680
	Principal Financial Group Inc.	3.100%	11/15/26	300	286
	Principal Financial Group Inc.	3.700%	5/15/29	500	472
	Principal Financial Group Inc.	2.125%	6/15/30	100	84
	Principal Financial Group Inc.	5.375%	3/15/33	500	513
	Principal Financial Group Inc.	4.625%	9/15/42	500	457
	Principal Financial Group Inc.	4.350%	5/15/43	340	301
	Principal Financial Group Inc.	4.300%	11/15/46	265	225
	Principal Financial Group Inc.	5.500%	3/15/53	500	505
	Progressive Corp.	2.450%	1/15/27	1,602	1,504
	Progressive Corp.	6.625%	3/1/29	150	164
	Progressive Corp.	4.950%	6/15/33	450	461
	Progressive Corp.	3.700%	1/26/45	250	200
	Progressive Corp.	4.125%	4/15/47	385	340
	Progressive Corp.	4.200%	3/15/48	465	415
	Progressive Corp.	3.950%	3/26/50	1,520	1,289
	Progressive Corp.	3.700%	3/15/52	500	406
	Prospect Capital Corp.	3.364%	11/15/26	625	562
[9]	Prudential Financial Inc.	5.750%	7/15/33	345	377
[9]	Prudential Financial Inc.	5.700%	12/14/36	805	871
[9]	Prudential Financial Inc.	6.625%	12/1/37	300	346
[9]	Prudential Financial Inc.	6.625%	6/21/40	250	285
[9]	Prudential Financial Inc.	5.100%	8/15/43	225	212
[9]	Prudential Financial Inc.	4.600%	5/15/44	1,100	1,025
[9]	Prudential Financial Inc.	5.375%	5/15/45	650	642
	Prudential Financial Inc.	3.905%	12/7/47	1,882	1,543
[9]	Prudential Financial Inc.	5.700%	9/15/48	1,150	1,119
	Prudential Financial Inc.	3.935%	12/7/49	1,415	1,167
[9]	Prudential Financial Inc.	4.350%	2/25/50	935	830
[9]	Prudential Financial Inc.	3.700%	10/1/50	700	606
	Prudential Financial Inc.	5.125%	3/1/52	750	705
	Prudential Funding Asia plc	3.125%	4/14/30	740	665
	Prudential Funding Asia plc	3.625%	3/24/32	500	450
	Raymond James Financial Inc.	4.650%	4/1/30	250	252
	Raymond James Financial Inc.	4.950%	7/15/46	875	818
	Raymond James Financial Inc.	3.750%	4/1/51	500	377
[9]	Regions Bank	6.450%	6/26/37	500	509
	Regions Financial Corp.	1.800%	8/12/28	500	428
	Regions Financial Corp.	7.375%	12/10/37	500	568
	Reinsurance Group of America Inc.	3.950%	9/15/26	328	318
	Reinsurance Group of America Inc.	3.900%	5/15/29	300	286
	Reinsurance Group of America Inc.	6.000%	9/15/33	400	420
	RenaissanceRe Finance Inc.	3.700%	4/1/25	159	155
	RenaissanceRe Finance Inc.	3.450%	7/1/27	225	212
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	200	186
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	606	613
[9]	Royal Bank of Canada	1.600%	1/21/25	350	337
	Royal Bank of Canada	3.375%	4/14/25	925	907
[9]	Royal Bank of Canada	4.950%	4/25/25	825	825
[9]	Royal Bank of Canada	1.150%	6/10/25	2,050	1,944
[9]	Royal Bank of Canada	4.875%	1/12/26	850	852
[9]	Royal Bank of Canada	0.875%	1/20/26	1,400	1,298
[9]	Royal Bank of Canada	4.650%	1/27/26	1,865	1,850
	Royal Bank of Canada	1.200%	4/27/26	1,675	1,547

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Royal Bank of Canada	1.150%	7/14/26	600	549
[9]	Royal Bank of Canada	1.400%	11/2/26	500	457
[9]	Royal Bank of Canada	2.050%	1/21/27	350	325
	Royal Bank of Canada	3.625%	5/4/27	925	894
[9]	Royal Bank of Canada	4.240%	8/3/27	675	668
[9]	Royal Bank of Canada	6.000%	11/1/27	875	917
[9]	Royal Bank of Canada	4.900%	1/12/28	850	860
[9]	Royal Bank of Canada	2.300%	11/3/31	3,650	3,079
	Royal Bank of Canada	3.875%	5/4/32	925	872
[9]	Royal Bank of Canada	5.000%	2/1/33	1,785	1,816
[9]	Royal Bank of Canada	5.000%	5/2/33	825	841
	Santander Holdings USA Inc.	4.500%	7/17/25	867	858
	Santander Holdings USA Inc.	3.244%	10/5/26	4,867	4,612
	Santander Holdings USA Inc.	2.490%	1/6/28	925	848
	Santander Holdings USA Inc.	6.499%	3/9/29	650	672
	Santander Holdings USA Inc.	7.660%	11/9/31	500	541
[9]	Santander UK Group Holdings plc	1.532%	8/21/26	3,000	2,799
[9]	Santander UK Group Holdings plc	3.823%	11/3/28	500	470
	Santander UK Group Holdings plc	6.534%	1/10/29	1,100	1,140
	Santander UK Group Holdings plc	2.896%	3/15/32	500	429
	Selective Insurance Group Inc.	5.375%	3/1/49	240	232
[11]	Societe Generale SA	3.000%	1/22/30	1,000	869
	State Street Corp.	3.550%	8/18/25	635	623
	State Street Corp.	5.104%	5/18/26	1,000	1,001
	State Street Corp.	2.650%	5/19/26	4,500	4,299
	State Street Corp.	5.272%	8/3/26	1,000	1,014
	State Street Corp.	5.751%	11/4/26	500	506
	State Street Corp.	5.820%	11/4/28	500	519
	State Street Corp.	5.684%	11/21/29	800	828
[9]	State Street Corp.	4.141%	12/3/29	800	777
	State Street Corp.	2.400%	1/24/30	625	558
	State Street Corp.	2.200%	3/3/31	500	417
	State Street Corp.	4.821%	1/26/34	610	600
	State Street Corp.	5.159%	5/18/34	1,000	1,008
[9]	State Street Corp.	3.031%	11/1/34	550	493
	State Street Corp.	6.123%	11/21/34	500	531
	Stewart Information Services Corp.	3.600%	11/15/31	500	389
	Stifel Financial Corp.	4.000%	5/15/30	100	91
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,805	1,752
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,250	1,183
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	829	764
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	530	542
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,200	1,138
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,000	910
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	619
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	1,000	961
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	525	486
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,600	2,473
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	500	512
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,700	1,618
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	3,650	3,521
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	3,000	2,626
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,250	3,165
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	1,000	913
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	1,100	1,000
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	400	355
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	1,175	1,040
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	1,300	1,096
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	750	606
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	1,000	826
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	1,380	1,458
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	2,600	2,754
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	600	415
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	814	907
	Synchrony Financial	4.500%	7/23/25	1,298	1,268
	Synchrony Financial	3.700%	8/4/26	500	470
	Synchrony Financial	3.950%	12/1/27	1,125	1,054
	Synovus Bank	5.625%	2/15/28	500	481
	Toronto-Dominion Bank	1.250%	12/13/24	3,100	2,986
[9]	Toronto-Dominion Bank	1.450%	1/10/25	500	482
	Toronto-Dominion Bank	3.766%	6/6/25	2,050	2,017
[9]	Toronto-Dominion Bank	1.150%	6/12/25	1,550	1,468
[9]	Toronto-Dominion Bank	0.750%	1/6/26	900	831
	Toronto-Dominion Bank	5.103%	1/9/26	850	856
[9]	Toronto-Dominion Bank	5.532%	7/17/26	1,000	1,019
[9]	Toronto-Dominion Bank	1.250%	9/10/26	600	548
[9]	Toronto-Dominion Bank	1.950%	1/12/27	500	462
[9]	Toronto-Dominion Bank	2.800%	3/10/27	250	236
	Toronto-Dominion Bank	4.108%	6/8/27	2,050	2,014
	Toronto-Dominion Bank	5.156%	1/10/28	1,085	1,104
[9]	Toronto-Dominion Bank	5.523%	7/17/28	1,000	1,030
[9]	Toronto-Dominion Bank	2.000%	9/10/31	600	499
[9]	Toronto-Dominion Bank	3.625%	9/15/31	500	480
[9]	Toronto-Dominion Bank	2.450%	1/12/32	500	420
[9]	Toronto-Dominion Bank	3.200%	3/10/32	2,250	1,993
	Toronto-Dominion Bank	4.456%	6/8/32	2,050	1,992
	Transatlantic Holdings Inc.	8.000%	11/30/39	625	812
	Travelers Cos. Inc.	6.750%	6/20/36	475	560
[9]	Travelers Cos. Inc.	6.250%	6/15/37	1,060	1,203
	Travelers Cos. Inc.	5.350%	11/1/40	530	554
	Travelers Cos. Inc.	4.600%	8/1/43	500	478
	Travelers Cos. Inc.	4.300%	8/25/45	250	224
	Travelers Cos. Inc.	4.000%	5/30/47	1,050	904
	Travelers Cos. Inc.	4.050%	3/7/48	250	218
	Travelers Cos. Inc.	2.550%	4/27/50	500	331
	Travelers Property Casualty Corp.	6.375%	3/15/33	113	129
	Trinity Acquisition plc	4.400%	3/15/26	450	445
[9]	Truist Bank	2.150%	12/6/24	2,300	2,233
[9]	Truist Bank	3.625%	9/16/25	2,600	2,517
[9]	Truist Bank	3.300%	5/15/26	1,216	1,160
[9]	Truist Bank	3.800%	10/30/26	400	383
[9]	Truist Bank	2.250%	3/11/30	800	664
	Truist Financial Corp.	4.000%	5/1/25	35	34
[9]	Truist Financial Corp.	3.700%	6/5/25	1,902	1,860
[9]	Truist Financial Corp.	1.200%	8/5/25	500	469
[9]	Truist Financial Corp.	1.267%	3/2/27	2,000	1,833
[9]	Truist Financial Corp.	6.047%	6/8/27	1,200	1,222
[9]	Truist Financial Corp.	1.125%	8/3/27	2,750	2,411
[9]	Truist Financial Corp.	4.873%	1/26/29	1,800	1,777
[9]	Truist Financial Corp.	3.875%	3/19/29	600	562

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Truist Financial Corp.	1.887%	6/7/29	675	583
[9]	Truist Financial Corp.	7.161%	10/30/29	500	540
[9]	Truist Financial Corp.	1.950%	6/5/30	300	251
[9]	Truist Financial Corp.	4.916%	7/28/33	800	748
[9]	Truist Financial Corp.	5.122%	1/26/34	2,125	2,057
[9]	Truist Financial Corp.	5.867%	6/8/34	800	816
	UBS AG	5.800%	9/11/25	800	809
	UBS AG	5.650%	9/11/28	1,100	1,141
	UBS Group AG	3.750%	3/26/25	1,500	1,469
	UBS Group AG	4.550%	4/17/26	1,690	1,667
[11]	UBS Group AG	4.194%	4/1/31	1,000	932
	UBS Group AG	4.875%	5/15/45	1,680	1,600
	Unum Group	4.000%	6/15/29	210	199
	Unum Group	5.750%	8/15/42	400	390
	Unum Group	4.500%	12/15/49	500	396
	Unum Group	4.125%	6/15/51	500	374
[9]	US Bancorp	3.950%	11/17/25	150	148
[9]	US Bancorp	3.100%	4/27/26	2,257	2,164
[9]	US Bancorp	2.375%	7/22/26	125	117
	US Bancorp	5.727%	10/21/26	1,525	1,535
[9]	US Bancorp	3.150%	4/27/27	3,314	3,153
	US Bancorp	6.787%	10/26/27	800	835
[9]	US Bancorp	3.900%	4/26/28	525	508
[9]	US Bancorp	4.548%	7/22/28	1,510	1,488
	US Bancorp	5.775%	6/12/29	1,225	1,258
[9]	US Bancorp	3.000%	7/30/29	1,775	1,606
[9]	US Bancorp	2.677%	1/27/33	500	417
[9]	US Bancorp	4.967%	7/22/33	1,130	1,072
	US Bancorp	5.850%	10/21/33	1,525	1,574
	US Bancorp	4.839%	2/1/34	1,920	1,842
	US Bancorp	5.836%	6/12/34	1,225	1,264
	US Bancorp	2.491%	11/3/36	980	768
[9]	US Bank NA	2.050%	1/21/25	1,250	1,209
[9]	US Bank NA	2.800%	1/27/25	1,749	1,702
	Visa Inc.	3.150%	12/14/25	4,000	3,903
	Visa Inc.	1.900%	4/15/27	1,200	1,117
	Visa Inc.	0.750%	8/15/27	500	442
	Visa Inc.	2.750%	9/15/27	896	853
	Visa Inc.	2.050%	4/15/30	975	857
	Visa Inc.	1.100%	2/15/31	800	649
	Visa Inc.	4.150%	12/14/35	1,250	1,226
	Visa Inc.	2.700%	4/15/40	1,450	1,121
	Visa Inc.	4.300%	12/14/45	2,230	2,080
	Visa Inc.	3.650%	9/15/47	655	552
	Visa Inc.	2.000%	8/15/50	1,500	928
	Voya Financial Inc.	3.650%	6/15/26	750	725
	Voya Financial Inc.	5.700%	7/15/43	650	643
	Voya Financial Inc.	4.800%	6/15/46	125	109
	W R Berkley Corp.	4.750%	8/1/44	290	260
	W R Berkley Corp.	3.550%	3/30/52	1,000	720
	W R Berkley Corp.	3.150%	9/30/61	500	315
	Wachovia Corp.	6.605%	10/1/25	1,000	1,025
	Wachovia Corp.	7.500%	4/15/35	150	173
	Wachovia Corp.	5.500%	8/1/35	325	329
	Wachovia Corp.	6.550%	10/15/35	100	108
	Webster Financial Corp.	4.100%	3/25/29	245	226
[9]	Wells Fargo & Co.	3.550%	9/29/25	1,149	1,123
[9]	Wells Fargo & Co.	2.164%	2/11/26	5,000	4,815
	Wells Fargo & Co.	3.000%	4/22/26	4,025	3,857
[9]	Wells Fargo & Co.	3.908%	4/25/26	1,850	1,814
[9]	Wells Fargo & Co.	2.188%	4/30/26	3,000	2,875
[9]	Wells Fargo & Co.	4.100%	6/3/26	7,151	6,992
[9]	Wells Fargo & Co.	4.540%	8/15/26	1,300	1,287
	Wells Fargo & Co.	3.000%	10/23/26	2,275	2,160
[9]	Wells Fargo & Co.	4.300%	7/22/27	1,500	1,469
[9]	Wells Fargo & Co.	3.584%	5/22/28	1,048	999
[9]	Wells Fargo & Co.	2.393%	6/2/28	1,500	1,374
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Wells Fargo & Co.	4.808%	7/25/28	4,205	4,177
[9]	Wells Fargo & Co.	4.150%	1/24/29	200	195
[9]	Wells Fargo & Co.	5.574%	7/25/29	2,000	2,042
	Wells Fargo & Co.	6.303%	10/23/29	2,195	2,316
[9]	Wells Fargo & Co.	2.879%	10/30/30	8,000	7,109
[9]	Wells Fargo & Co.	4.478%	4/4/31	5,210	5,041
[9]	Wells Fargo & Co.	4.897%	7/25/33	6,700	6,531
	Wells Fargo & Co.	5.389%	4/24/34	4,419	4,435
[9]	Wells Fargo & Co.	5.557%	7/25/34	5,000	5,095
[9]	Wells Fargo & Co.	5.950%	12/15/36	225	230
[9]	Wells Fargo & Co.	3.068%	4/30/41	6,000	4,536
	Wells Fargo & Co.	5.606%	1/15/44	1,900	1,896
[9]	Wells Fargo & Co.	4.650%	11/4/44	2,175	1,916
	Wells Fargo & Co.	3.900%	5/1/45	650	537
[9]	Wells Fargo & Co.	4.900%	11/17/45	2,300	2,098
[9]	Wells Fargo & Co.	4.400%	6/14/46	1,375	1,156
[9]	Wells Fargo & Co.	4.750%	12/7/46	2,175	1,921
[9]	Wells Fargo & Co.	5.013%	4/4/51	4,500	4,292
[9]	Wells Fargo & Co.	4.611%	4/25/53	1,850	1,672
[9]	Wells Fargo Bank NA	5.550%	8/1/25	1,425	1,440
[9]	Wells Fargo Bank NA	5.450%	8/7/26	1,425	1,448
	Wells Fargo Bank NA	5.254%	12/11/26	2,000	2,026
	Wells Fargo Bank NA	5.950%	8/26/36	550	568
[9]	Wells Fargo Bank NA	5.850%	2/1/37	425	446
[9]	Wells Fargo Bank NA	6.600%	1/15/38	605	674
	Western Union Co.	2.850%	1/10/25	400	389
	Western Union Co.	1.350%	3/15/26	500	460
	Western Union Co.	2.750%	3/15/31	500	416
	Western Union Co.	6.200%	11/17/36	410	425
	Westpac Banking Corp.	2.350%	2/19/25	1,575	1,532
	Westpac Banking Corp.	5.512%	11/17/25	800	813
	Westpac Banking Corp.	2.850%	5/13/26	450	432
	Westpac Banking Corp.	2.700%	8/19/26	5,650	5,396
	Westpac Banking Corp.	3.350%	3/8/27	800	771
	Westpac Banking Corp.	5.535%	11/17/28	800	831
	Westpac Banking Corp.	1.953%	11/20/28	900	796
	Westpac Banking Corp.	2.650%	1/16/30	1,620	1,451
[9]	Westpac Banking Corp.	2.894%	2/4/30	3,007	2,898
	Westpac Banking Corp.	5.405%	8/10/33	875	868
	Westpac Banking Corp.	6.820%	11/17/33	600	652
	Westpac Banking Corp.	4.110%	7/24/34	1,750	1,604
	Westpac Banking Corp.	2.668%	11/15/35	1,250	1,017
	Westpac Banking Corp.	3.020%	11/18/36	2,000	1,624
	Westpac Banking Corp.	2.963%	11/16/40	1,000	690
	Willis North America Inc.	4.500%	9/15/28	1,500	1,462
	Willis North America Inc.	2.950%	9/15/29	660	592
	Willis North America Inc.	5.350%	5/15/33	300	303
	Willis North America Inc.	5.050%	9/15/48	200	186
	Willis North America Inc.	3.875%	9/15/49	625	484
	XL Group Ltd.	5.250%	12/15/43	100	96
	Zions Bancorp NA	3.250%	10/29/29	250	205
					1,563,616
Health Care (1.1%)
	Abbott Laboratories	2.950%	3/15/25	1,760	1,724
	Abbott Laboratories	3.875%	9/15/25	1,539	1,524
	Abbott Laboratories	3.750%	11/30/26	502	495
	Abbott Laboratories	1.150%	1/30/28	1,850	1,649
	Abbott Laboratories	1.400%	6/30/30	400	339
	Abbott Laboratories	4.750%	11/30/36	700	717
	Abbott Laboratories	6.150%	11/30/37	425	489
	Abbott Laboratories	6.000%	4/1/39	250	288
	Abbott Laboratories	5.300%	5/27/40	310	337
	Abbott Laboratories	4.750%	4/15/43	500	508
	Abbott Laboratories	4.900%	11/30/46	2,615	2,681
	AbbVie Inc.	3.600%	5/14/25	2,868	2,817
	AbbVie Inc.	3.200%	5/14/26	2,321	2,252
	AbbVie Inc.	2.950%	11/21/26	4,390	4,210

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.250%	11/14/28	1,750	1,742
	AbbVie Inc.	3.200%	11/21/29	3,150	2,943
	AbbVie Inc.	4.550%	3/15/35	1,350	1,325
	AbbVie Inc.	4.500%	5/14/35	2,030	1,985
	AbbVie Inc.	4.300%	5/14/36	375	360
	AbbVie Inc.	4.050%	11/21/39	3,850	3,482
	AbbVie Inc.	4.625%	10/1/42	430	408
	AbbVie Inc.	4.400%	11/6/42	2,119	1,968
	AbbVie Inc.	4.850%	6/15/44	945	921
	AbbVie Inc.	4.750%	3/15/45	525	505
	AbbVie Inc.	4.700%	5/14/45	2,257	2,154
	AbbVie Inc.	4.450%	5/14/46	2,100	1,931
	AbbVie Inc.	4.875%	11/14/48	400	391
	AbbVie Inc.	4.250%	11/21/49	4,965	4,431
	Adventist Health System	2.952%	3/1/29	350	316
	Adventist Health System	5.430%	3/1/32	500	509
	Adventist Health System	3.630%	3/1/49	375	278
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	219
[9]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	100	86
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	335
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	250	191
[9]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	300	214
	Aetna Inc.	6.625%	6/15/36	1,100	1,232
	Aetna Inc.	6.750%	12/15/37	350	393
	Aetna Inc.	4.500%	5/15/42	375	331
	Aetna Inc.	4.125%	11/15/42	325	270
	Aetna Inc.	3.875%	8/15/47	1,000	783
	Agilent Technologies Inc.	3.050%	9/22/26	450	430
	Agilent Technologies Inc.	2.750%	9/15/29	293	268
	Agilent Technologies Inc.	2.100%	6/4/30	325	280
	Agilent Technologies Inc.	2.300%	3/12/31	500	433
	AHS Hospital Corp.	5.024%	7/1/45	325	317
[9]	AHS Hospital Corp.	2.780%	7/1/51	500	331
[9]	Allina Health System	3.887%	4/15/49	325	270
	Amgen Inc.	1.900%	2/21/25	840	811
	Amgen Inc.	5.250%	3/2/25	1,695	1,699
	Amgen Inc.	5.507%	3/2/26	1,000	1,000
	Amgen Inc.	2.600%	8/19/26	1,845	1,753
	Amgen Inc.	2.200%	2/21/27	1,725	1,604
	Amgen Inc.	3.200%	11/2/27	1,000	956
	Amgen Inc.	5.150%	3/2/28	3,475	3,553
	Amgen Inc.	1.650%	8/15/28	1,000	884
	Amgen Inc.	4.050%	8/18/29	650	636
	Amgen Inc.	2.450%	2/21/30	1,675	1,485
	Amgen Inc.	5.250%	3/2/30	1,300	1,337
	Amgen Inc.	2.300%	2/25/31	2,100	1,796
	Amgen Inc.	2.000%	1/15/32	1,250	1,024
	Amgen Inc.	3.350%	2/22/32	1,000	913
	Amgen Inc.	5.250%	3/2/33	5,665	5,806
	Amgen Inc.	3.150%	2/21/40	2,800	2,181
	Amgen Inc.	2.800%	8/15/41	1,000	728
	Amgen Inc.	4.950%	10/1/41	500	480
	Amgen Inc.	5.150%	11/15/41	451	444
	Amgen Inc.	5.600%	3/2/43	1,670	1,727
	Amgen Inc.	4.400%	5/1/45	2,350	2,089
	Amgen Inc.	4.563%	6/15/48	656	592
	Amgen Inc.	3.375%	2/21/50	1,675	1,250
	Amgen Inc.	4.663%	6/15/51	3,189	2,907
	Amgen Inc.	3.000%	1/15/52	2,500	1,751
	Amgen Inc.	4.200%	2/22/52	1,500	1,269
	Amgen Inc.	5.650%	3/2/53	2,000	2,108
	Amgen Inc.	2.770%	9/1/53	2,126	1,368
	Amgen Inc.	4.400%	2/22/62	700	592
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.750%	3/2/63	2,250	2,367
[9]	Ascension Health	2.532%	11/15/29	1,056	944
[9]	Ascension Health	3.106%	11/15/39	300	236
	Ascension Health	3.945%	11/15/46	650	560
[9]	Ascension Health	4.847%	11/15/53	610	591
	AstraZeneca Finance LLC	1.200%	5/28/26	500	463
	AstraZeneca Finance LLC	4.875%	3/3/28	650	663
	AstraZeneca Finance LLC	1.750%	5/28/28	1,100	985
	AstraZeneca Finance LLC	4.900%	3/3/30	650	669
	AstraZeneca Finance LLC	2.250%	5/28/31	500	431
	AstraZeneca Finance LLC	4.875%	3/3/33	650	672
	AstraZeneca plc	3.375%	11/16/25	2,574	2,519
	AstraZeneca plc	0.700%	4/8/26	1,000	921
	AstraZeneca plc	3.125%	6/12/27	500	481
	AstraZeneca plc	1.375%	8/6/30	1,020	848
	AstraZeneca plc	6.450%	9/15/37	2,105	2,461
	AstraZeneca plc	4.000%	9/18/42	670	609
	AstraZeneca plc	4.375%	11/16/45	1,475	1,388
	AstraZeneca plc	4.375%	8/17/48	550	517
	AstraZeneca plc	2.125%	8/6/50	500	320
	AstraZeneca plc	3.000%	5/28/51	250	187
	Banner Health	2.338%	1/1/30	375	325
	Banner Health	1.897%	1/1/31	500	413
	Banner Health	2.907%	1/1/42	500	369
[9]	Banner Health	3.181%	1/1/50	225	165
	Banner Health	2.913%	1/1/51	500	343
[9]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	302
[9]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	500	370
	Baxalta Inc.	4.000%	6/23/25	1,411	1,388
	Baxalta Inc.	5.250%	6/23/45	415	414
	Baxter International Inc.	2.600%	8/15/26	400	377
	Baxter International Inc.	1.915%	2/1/27	1,125	1,031
	Baxter International Inc.	2.272%	12/1/28	1,175	1,053
	Baxter International Inc.	3.950%	4/1/30	555	527
	Baxter International Inc.	1.730%	4/1/31	600	488
	Baxter International Inc.	2.539%	2/1/32	1,275	1,070
	Baxter International Inc.	3.500%	8/15/46	375	276
	Baxter International Inc.	3.132%	12/1/51	950	655
[9]	Baylor Scott & White Holdings	1.777%	11/15/30	500	415
	Baylor Scott & White Holdings	4.185%	11/15/45	400	358
[9]	Baylor Scott & White Holdings	2.839%	11/15/50	1,500	1,035
	Becton Dickinson & Co.	3.734%	12/15/24	495	487
	Becton Dickinson & Co.	3.700%	6/6/27	1,430	1,386
	Becton Dickinson & Co.	4.693%	2/13/28	750	754
	Becton Dickinson & Co.	2.823%	5/20/30	1,000	894
	Becton Dickinson & Co.	1.957%	2/11/31	1,000	834
	Becton Dickinson & Co.	4.685%	12/15/44	675	632
	Becton Dickinson & Co.	4.669%	6/6/47	1,225	1,143
[9]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	500	323
	Biogen Inc.	4.050%	9/15/25	1,450	1,426
	Biogen Inc.	2.250%	5/1/30	1,425	1,217
	Biogen Inc.	3.150%	5/1/50	645	452
	Biogen Inc.	3.250%	2/15/51	589	421
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	250	237
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	450
[9]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	175	172
[9]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	308	274
[9]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	250	205
[9]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	174
	Boston Scientific Corp.	1.900%	6/1/25	250	239
	Boston Scientific Corp.	2.650%	6/1/30	700	625
	Boston Scientific Corp.	6.500%	11/15/35	225	254
	Boston Scientific Corp.	4.550%	3/1/39	559	534
	Boston Scientific Corp.	7.375%	1/15/40	225	272
	Boston Scientific Corp.	4.700%	3/1/49	1,064	1,024

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	0.750%	11/13/25	500	467
	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,303	1,265
	Bristol-Myers Squibb Co.	3.450%	11/15/27	495	480
	Bristol-Myers Squibb Co.	3.900%	2/20/28	1,250	1,228
	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,050	996
	Bristol-Myers Squibb Co.	1.450%	11/13/30	500	411
	Bristol-Myers Squibb Co.	2.950%	3/15/32	1,000	889
	Bristol-Myers Squibb Co.	5.900%	11/15/33	800	872
	Bristol-Myers Squibb Co.	4.125%	6/15/39	1,330	1,200
	Bristol-Myers Squibb Co.	3.250%	8/1/42	390	302
	Bristol-Myers Squibb Co.	4.350%	11/15/47	1,750	1,541
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,116	1,926
	Bristol-Myers Squibb Co.	4.250%	10/26/49	3,355	2,911
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,150	729
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,149	2,474
	Bristol-Myers Squibb Co.	3.900%	3/15/62	825	643
	Bristol-Myers Squibb Co.	6.400%	11/15/63	1,250	1,452
	Cardinal Health Inc.	3.750%	9/15/25	225	220
	Cardinal Health Inc.	4.600%	3/15/43	400	356
	Cardinal Health Inc.	4.500%	11/15/44	250	218
	Cardinal Health Inc.	4.368%	6/15/47	500	429
[9]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	500	349
	Cencora Inc.	3.250%	3/1/25	325	318
	Cencora Inc.	3.450%	12/15/27	700	674
	Cencora Inc.	2.800%	5/15/30	975	875
	Cencora Inc.	2.700%	3/15/31	1,000	877
	Cencora Inc.	4.300%	12/15/47	816	731
	Centene Corp.	4.250%	12/15/27	2,262	2,185
	Centene Corp.	2.450%	7/15/28	1,767	1,578
	Centene Corp.	4.625%	12/15/29	3,096	2,975
	Centene Corp.	3.375%	2/15/30	535	480
	Centene Corp.	3.000%	10/15/30	1,954	1,701
	Centene Corp.	2.500%	3/1/31	1,869	1,557
	Centene Corp.	2.625%	8/1/31	1,210	1,009
	Children's Health System of Texas	2.511%	8/15/50	500	313
[9]	Children's Hospital	2.928%	7/15/50	500	325
[9]	Children's Hospital Corp.	4.115%	1/1/47	200	176
[9]	Children's Hospital Corp.	2.585%	2/1/50	200	131
	Children's Hospital Medical Center	4.268%	5/15/44	150	137
[9]	Children's Hospital of Philadelphia	2.704%	7/1/50	500	332
[9]	CHRISTUS Health	4.341%	7/1/28	425	418
[9]	Cigna Group	3.250%	4/15/25	3,576	3,490
[9]	Cigna Group	4.500%	2/25/26	1,655	1,643
[9]	Cigna Group	3.400%	3/1/27	2,850	2,747
	Cigna Group	4.375%	10/15/28	1,775	1,761
	Cigna Group	2.400%	3/15/30	1,515	1,327
	Cigna Group	4.800%	8/15/38	1,570	1,521
	Cigna Group	3.200%	3/15/40	1,250	978
[9]	Cigna Group	6.125%	11/15/41	334	366
[9]	Cigna Group	4.800%	7/15/46	4,550	4,281
[9]	Cigna Group	3.875%	10/15/47	25	20
	Cigna Group	4.900%	12/15/48	200	190
	Cigna Group	3.400%	3/15/50	1,725	1,276
	Cigna Group	3.400%	3/15/51	1,000	740
[9]	City of Hope	5.623%	11/15/43	250	250
[9]	City of Hope	4.378%	8/15/48	500	423
	Cleveland Clinic Foundation	4.858%	1/1/14	325	306
	CommonSpirit Health	1.547%	10/1/25	500	468
	CommonSpirit Health	3.347%	10/1/29	725	661
	CommonSpirit Health	2.782%	10/1/30	500	433
[9]	CommonSpirit Health	4.350%	11/1/42	790	686
	CommonSpirit Health	3.817%	10/1/49	225	178
	CommonSpirit Health	4.187%	10/1/49	780	658
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CommonSpirit Health	3.910%	10/1/50	330	260
[9]	Community Health Network Inc.	3.099%	5/1/50	965	645
[9]	Corewell Health Obligated Group	3.487%	7/15/49	275	213
[9]	Cottage Health Obligated Group	3.304%	11/1/49	425	317
	CVS Health Corp.	3.875%	7/20/25	2,425	2,382
	CVS Health Corp.	2.875%	6/1/26	3,547	3,389
	CVS Health Corp.	3.000%	8/15/26	1,300	1,243
	CVS Health Corp.	3.625%	4/1/27	475	461
	CVS Health Corp.	1.300%	8/21/27	1,000	889
	CVS Health Corp.	4.300%	3/25/28	4,084	4,014
	CVS Health Corp.	5.000%	1/30/29	1,000	1,017
	CVS Health Corp.	3.250%	8/15/29	675	629
	CVS Health Corp.	5.125%	2/21/30	1,000	1,016
	CVS Health Corp.	3.750%	4/1/30	1,563	1,474
	CVS Health Corp.	1.750%	8/21/30	2,000	1,653
	CVS Health Corp.	5.250%	1/30/31	600	616
	CVS Health Corp.	1.875%	2/28/31	1,000	823
	CVS Health Corp.	5.250%	2/21/33	1,800	1,840
	CVS Health Corp.	5.300%	6/1/33	1,125	1,155
	CVS Health Corp.	4.875%	7/20/35	525	516
	CVS Health Corp.	4.780%	3/25/38	4,300	4,065
	CVS Health Corp.	6.125%	9/15/39	375	398
	CVS Health Corp.	4.125%	4/1/40	1,175	1,011
	CVS Health Corp.	2.700%	8/21/40	1,500	1,072
	CVS Health Corp.	5.300%	12/5/43	650	630
	CVS Health Corp.	5.125%	7/20/45	3,775	3,578
	CVS Health Corp.	5.050%	3/25/48	5,209	4,888
	CVS Health Corp.	4.250%	4/1/50	700	585
	CVS Health Corp.	5.625%	2/21/53	1,000	1,015
	CVS Health Corp.	5.875%	6/1/53	536	565
	CVS Health Corp.	6.000%	6/1/63	670	714
	Danaher Corp.	3.350%	9/15/25	1,102	1,077
	Danaher Corp.	2.600%	10/1/50	550	368
	Danaher Corp.	2.800%	12/10/51	500	347
[9]	Dartmouth-Hitchcock Health	4.178%	8/1/48	300	237
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	575	508
	DH Europe Finance II Sarl	3.250%	11/15/39	725	602
	DH Europe Finance II Sarl	3.400%	11/15/49	1,200	950
	Dignity Health	3.812%	11/1/24	100	98
	Dignity Health	4.500%	11/1/42	550	485
	Dignity Health	5.267%	11/1/64	225	211
[9]	Duke University Health System Inc.	3.920%	6/1/47	450	383
	Edwards Lifesciences Corp.	4.300%	6/15/28	475	468
	Elevance Health Inc.	2.375%	1/15/25	1,409	1,369
	Elevance Health Inc.	5.350%	10/15/25	500	504
	Elevance Health Inc.	4.900%	2/8/26	500	499
	Elevance Health Inc.	2.875%	9/15/29	425	390
	Elevance Health Inc.	2.250%	5/15/30	2,500	2,168
	Elevance Health Inc.	2.550%	3/15/31	1,280	1,112
	Elevance Health Inc.	4.100%	5/15/32	700	668
	Elevance Health Inc.	5.500%	10/15/32	500	523
	Elevance Health Inc.	4.750%	2/15/33	650	651
	Elevance Health Inc.	5.850%	1/15/36	300	321
	Elevance Health Inc.	6.375%	6/15/37	300	333
	Elevance Health Inc.	4.625%	5/15/42	675	630
	Elevance Health Inc.	4.650%	1/15/43	1,750	1,623
	Elevance Health Inc.	5.100%	1/15/44	1,200	1,177
	Elevance Health Inc.	4.650%	8/15/44	75	70
	Elevance Health Inc.	4.375%	12/1/47	918	821
	Elevance Health Inc.	4.550%	3/1/48	120	110
	Elevance Health Inc.	3.700%	9/15/49	700	556
	Elevance Health Inc.	3.125%	5/15/50	1,270	918
	Elevance Health Inc.	3.600%	3/15/51	1,500	1,178
	Elevance Health Inc.	4.550%	5/15/52	700	640
	Elevance Health Inc.	6.100%	10/15/52	500	569
	Elevance Health Inc.	5.125%	2/15/53	650	652

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	2.750%	6/1/25	380	370
	Eli Lilly & Co.	3.375%	3/15/29	335	322
	Eli Lilly & Co.	3.950%	3/15/49	1,335	1,188
	Eli Lilly & Co.	4.875%	2/27/53	1,000	1,038
	Eli Lilly & Co.	2.500%	9/15/60	500	315
	Eli Lilly & Co.	4.950%	2/27/63	1,000	1,038
[9]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	500	381
	GE HealthCare Technologies Inc.	5.600%	11/15/25	500	504
	GE HealthCare Technologies Inc.	5.650%	11/15/27	500	518
	GE HealthCare Technologies Inc.	5.857%	3/15/30	750	789
	GE HealthCare Technologies Inc.	5.905%	11/22/32	1,500	1,600
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,079	1,254
	Gilead Sciences Inc.	3.500%	2/1/25	345	340
	Gilead Sciences Inc.	3.650%	3/1/26	4,305	4,219
	Gilead Sciences Inc.	2.950%	3/1/27	175	167
	Gilead Sciences Inc.	1.200%	10/1/27	900	801
	Gilead Sciences Inc.	5.250%	10/15/33	400	417
	Gilead Sciences Inc.	4.600%	9/1/35	700	693
	Gilead Sciences Inc.	4.000%	9/1/36	1,250	1,151
	Gilead Sciences Inc.	2.600%	10/1/40	1,000	737
	Gilead Sciences Inc.	5.650%	12/1/41	800	854
	Gilead Sciences Inc.	4.800%	4/1/44	1,325	1,281
	Gilead Sciences Inc.	4.500%	2/1/45	1,400	1,295
	Gilead Sciences Inc.	4.750%	3/1/46	2,675	2,552
	Gilead Sciences Inc.	2.800%	10/1/50	2,325	1,609
	Gilead Sciences Inc.	5.550%	10/15/53	400	434
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,874	1,843
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	2,150	2,123
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,380	3,642
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,245	2,611
[9]	Hackensack Meridian Health Inc.	2.675%	9/1/41	500	356
	Hackensack Meridian Health Inc.	4.211%	7/1/48	500	442
[9]	Hackensack Meridian Health Inc.	2.875%	9/1/50	500	343
	Hackensack Meridian Health Inc.	4.500%	7/1/57	225	203
[9]	Hartford HealthCare Corp.	3.447%	7/1/54	300	218
	HCA Inc.	5.375%	2/1/25	1,750	1,749
	HCA Inc.	5.250%	4/15/25	1,350	1,350
	HCA Inc.	5.875%	2/15/26	500	505
	HCA Inc.	5.250%	6/15/26	1,150	1,156
	HCA Inc.	4.500%	2/15/27	1,535	1,519
	HCA Inc.	5.200%	6/1/28	816	824
	HCA Inc.	5.625%	9/1/28	1,225	1,254
	HCA Inc.	4.125%	6/15/29	2,420	2,316
	HCA Inc.	3.500%	9/1/30	2,500	2,268
	HCA Inc.	2.375%	7/15/31	1,750	1,447
	HCA Inc.	3.625%	3/15/32	1,500	1,342
	HCA Inc.	5.500%	6/1/33	1,019	1,036
	HCA Inc.	5.125%	6/15/39	825	787
	HCA Inc.	4.375%	3/15/42	500	423
	HCA Inc.	5.500%	6/15/47	1,000	963
	HCA Inc.	5.250%	6/15/49	1,945	1,810
	HCA Inc.	3.500%	7/15/51	1,000	704
	HCA Inc.	4.625%	3/15/52	2,000	1,707
	HCA Inc.	5.900%	6/1/53	416	427
	Humana Inc.	4.500%	4/1/25	750	744
	Humana Inc.	1.350%	2/3/27	500	451
	Humana Inc.	3.950%	3/15/27	950	929
	Humana Inc.	5.750%	3/1/28	750	780
	Humana Inc.	3.125%	8/15/29	400	371
	Humana Inc.	4.875%	4/1/30	480	486
	Humana Inc.	2.150%	2/3/32	500	412
	Humana Inc.	5.875%	3/1/33	750	799
	Humana Inc.	5.950%	3/15/34	500	535
	Humana Inc.	4.625%	12/1/42	375	343
	Humana Inc.	4.950%	10/1/44	620	588
	Humana Inc.	3.950%	8/15/49	470	388
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	5.500%	3/15/53	600	622
	IHC Health Services Inc.	4.131%	5/15/48	300	272
	Illumina Inc.	5.800%	12/12/25	500	504
	Illumina Inc.	5.750%	12/13/27	500	513
	Illumina Inc.	2.550%	3/23/31	500	422
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	500	430
[9]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	500	343
	Inova Health System Foundation	4.068%	5/15/52	500	436
[9]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	750	576
[9]	Iowa Health System	3.665%	2/15/50	400	303
	Johns Hopkins Health System Corp.	3.837%	5/15/46	575	488
	Johnson & Johnson	2.625%	1/15/25	1,506	1,474
	Johnson & Johnson	2.450%	3/1/26	1,600	1,538
	Johnson & Johnson	0.950%	9/1/27	1,225	1,094
	Johnson & Johnson	2.900%	1/15/28	1,100	1,053
	Johnson & Johnson	1.300%	9/1/30	1,050	882
	Johnson & Johnson	4.950%	5/15/33	550	594
	Johnson & Johnson	4.375%	12/5/33	900	926
	Johnson & Johnson	3.550%	3/1/36	1,325	1,225
	Johnson & Johnson	3.625%	3/3/37	2,150	1,983
	Johnson & Johnson	5.950%	8/15/37	745	859
	Johnson & Johnson	5.850%	7/15/38	325	372
	Johnson & Johnson	2.100%	9/1/40	925	659
	Johnson & Johnson	4.500%	9/1/40	419	418
	Johnson & Johnson	4.850%	5/15/41	225	234
	Johnson & Johnson	4.500%	12/5/43	550	550
	Johnson & Johnson	3.700%	3/1/46	1,750	1,530
	Johnson & Johnson	3.750%	3/3/47	500	441
	Johnson & Johnson	3.500%	1/15/48	250	211
	Johnson & Johnson	2.250%	9/1/50	925	611
	Johnson & Johnson	2.450%	9/1/60	1,525	980
	Kaiser Foundation Hospitals	3.150%	5/1/27	1,031	987
[9]	Kaiser Foundation Hospitals	2.810%	6/1/41	500	376
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	903
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	597
[9]	Kaiser Foundation Hospitals	3.266%	11/1/49	375	282
[9]	Kaiser Foundation Hospitals	3.002%	6/1/51	1,500	1,070
	Koninklijke Philips NV	6.875%	3/11/38	300	335
	Koninklijke Philips NV	5.000%	3/15/42	785	720
	Laboratory Corp. of America Holdings	2.300%	12/1/24	425	413
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1,421	1,397
	Laboratory Corp. of America Holdings	1.550%	6/1/26	500	462
	Laboratory Corp. of America Holdings	3.600%	9/1/27	450	434
	Laboratory Corp. of America Holdings	2.950%	12/1/29	525	473
	Laboratory Corp. of America Holdings	2.700%	6/1/31	500	432
	Laboratory Corp. of America Holdings	4.700%	2/1/45	800	738
[9]	Mass General Brigham Inc.	3.765%	7/1/48	150	124
[9]	Mass General Brigham Inc.	3.192%	7/1/49	400	294
[9]	Mass General Brigham Inc.	4.117%	7/1/55	275	234
[9]	Mass General Brigham Inc.	3.342%	7/1/60	725	518
[9]	Mayo Clinic	3.774%	11/15/43	250	215
[9]	Mayo Clinic	4.000%	11/15/47	150	130
[9]	Mayo Clinic	4.128%	11/15/52	125	111
[9]	Mayo Clinic	3.196%	11/15/61	750	527
	McKesson Corp.	0.900%	12/3/25	750	696
	McKesson Corp.	5.250%	2/15/26	400	400
	McKesson Corp.	3.950%	2/16/28	150	148

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKesson Corp.	4.900%	7/15/28	102	104
	McKesson Corp.	5.100%	7/15/33	500	514
[9]	MedStar Health Inc.	3.626%	8/15/49	250	190
	Medtronic Inc.	4.375%	3/15/35	2,358	2,303
	Medtronic Inc.	4.625%	3/15/45	754	734
	Memorial Health Services	3.447%	11/1/49	500	379
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	100	100
[9]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	250	177
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	450	394
[9]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	150	132
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,200
	Merck & Co. Inc.	0.750%	2/24/26	2,743	2,543
	Merck & Co. Inc.	1.700%	6/10/27	1,450	1,331
	Merck & Co. Inc.	4.050%	5/17/28	550	548
	Merck & Co. Inc.	1.900%	12/10/28	900	810
	Merck & Co. Inc.	3.400%	3/7/29	1,500	1,440
	Merck & Co. Inc.	4.300%	5/17/30	612	612
	Merck & Co. Inc.	1.450%	6/24/30	770	644
	Merck & Co. Inc.	2.150%	12/10/31	2,350	2,008
	Merck & Co. Inc.	4.500%	5/17/33	1,223	1,232
	Merck & Co. Inc.	6.500%	12/1/33	525	617
	Merck & Co. Inc.	3.900%	3/7/39	600	546
	Merck & Co. Inc.	2.350%	6/24/40	775	563
	Merck & Co. Inc.	3.600%	9/15/42	425	361
	Merck & Co. Inc.	4.150%	5/18/43	980	902
	Merck & Co. Inc.	4.900%	5/17/44	612	619
	Merck & Co. Inc.	3.700%	2/10/45	2,295	1,953
	Merck & Co. Inc.	4.000%	3/7/49	600	530
	Merck & Co. Inc.	2.450%	6/24/50	750	495
	Merck & Co. Inc.	2.750%	12/10/51	3,675	2,532
	Merck & Co. Inc.	5.000%	5/17/53	1,223	1,259
	Merck & Co. Inc.	2.900%	12/10/61	1,200	804
	Merck & Co. Inc.	5.150%	5/17/63	816	853
[9]	Methodist Hospital	2.705%	12/1/50	500	334
[9]	Montefiore Obligated Group	5.246%	11/1/48	600	435
[9]	Mount Sinai Hospital	3.981%	7/1/48	200	165
[9]	Mount Sinai Hospital	3.737%	7/1/49	450	347
[9]	Mount Sinai Hospital	3.391%	7/1/50	500	351
	MultiCare Health System	2.803%	8/15/50	500	307
	Mylan Inc.	4.550%	4/15/28	575	559
	Mylan Inc.	5.400%	11/29/43	400	347
	Mylan Inc.	5.200%	4/15/48	625	518
	New York & Presbyterian Hospital	4.024%	8/1/45	480	414
	New York & Presbyterian Hospital	4.063%	8/1/56	425	359
	New York & Presbyterian Hospital	2.606%	8/1/60	500	297
[9]	New York & Presbyterian Hospital	3.954%	8/1/19	400	295
	Northwell Healthcare Inc.	3.979%	11/1/46	525	423
	Northwell Healthcare Inc.	4.260%	11/1/47	850	720
	Northwell Healthcare Inc.	3.809%	11/1/49	375	285
	Novant Health Inc.	2.637%	11/1/36	500	385
	Novant Health Inc.	3.168%	11/1/51	500	350
	Novant Health Inc.	3.318%	11/1/61	1,000	673
	Novartis Capital Corp.	3.400%	5/6/24	1,959	1,944
	Novartis Capital Corp.	1.750%	2/14/25	255	247
	Novartis Capital Corp.	3.000%	11/20/25	1,400	1,362
	Novartis Capital Corp.	2.000%	2/14/27	2,340	2,192
	Novartis Capital Corp.	3.100%	5/17/27	800	770
	Novartis Capital Corp.	2.200%	8/14/30	2,175	1,915
	Novartis Capital Corp.	3.700%	9/21/42	525	457
	Novartis Capital Corp.	4.400%	5/6/44	1,050	1,007
	Novartis Capital Corp.	4.000%	11/20/45	1,200	1,082
	Novartis Capital Corp.	2.750%	8/14/50	850	614
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	245	153
[9]	NYU Langone Hospitals	5.750%	7/1/43	375	397
	NYU Langone Hospitals	4.784%	7/1/44	325	306
[9]	NYU Langone Hospitals	4.368%	7/1/47	425	380
[9]	NYU Langone Hospitals	3.380%	7/1/55	525	372
[9]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	500	338
	OhioHealth Corp.	2.297%	11/15/31	500	419
	OhioHealth Corp.	2.834%	11/15/41	500	370
[9]	OhioHealth Corp.	3.042%	11/15/50	300	221
	Orlando Health Obligated Group	4.089%	10/1/48	225	189
	Orlando Health Obligated Group	3.327%	10/1/50	500	371
[9]	PeaceHealth Obligated Group	4.787%	11/15/48	300	262
[9]	PeaceHealth Obligated Group	3.218%	11/15/50	500	325
	Pfizer Inc.	0.800%	5/28/25	300	284
	Pfizer Inc.	2.750%	6/3/26	2,556	2,452
	Pfizer Inc.	3.000%	12/15/26	1,295	1,248
	Pfizer Inc.	3.600%	9/15/28	600	584
	Pfizer Inc.	3.450%	3/15/29	750	722
	Pfizer Inc.	2.625%	4/1/30	1,175	1,060
	Pfizer Inc.	1.700%	5/28/30	1,750	1,491
	Pfizer Inc.	1.750%	8/18/31	1,250	1,038
	Pfizer Inc.	4.000%	12/15/36	1,000	943
	Pfizer Inc.	4.100%	9/15/38	600	552
	Pfizer Inc.	3.900%	3/15/39	550	488
	Pfizer Inc.	7.200%	3/15/39	1,015	1,259
	Pfizer Inc.	2.550%	5/28/40	750	550
	Pfizer Inc.	4.300%	6/15/43	780	717
	Pfizer Inc.	4.400%	5/15/44	725	686
	Pfizer Inc.	4.125%	12/15/46	1,575	1,402
	Pfizer Inc.	4.200%	9/15/48	500	452
	Pfizer Inc.	4.000%	3/15/49	850	744
	Pfizer Inc.	2.700%	5/28/50	1,275	888
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	2,447	2,441
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	2,447	2,440
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	3,262	3,263
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	2,450	2,467
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	4,078	4,085
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	2,450	2,445
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	4,893	5,004
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	3,262	3,298
	Pharmacia LLC	6.600%	12/1/28	912	996
[9]	Piedmont Healthcare Inc.	2.044%	1/1/32	500	406
	Piedmont Healthcare Inc.	2.864%	1/1/52	500	333
	Presbyterian Healthcare Services	4.875%	8/1/52	500	494
[9]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	457	430
[9]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	500	437
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	500	509
[9]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	325	250
[9]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	400	310
	Quest Diagnostics Inc.	3.500%	3/30/25	250	245
	Quest Diagnostics Inc.	3.450%	6/1/26	1,141	1,109
	Quest Diagnostics Inc.	4.200%	6/30/29	350	343
	Quest Diagnostics Inc.	2.950%	6/30/30	800	716

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quest Diagnostics Inc.	2.800%	6/30/31	425	371
	Quest Diagnostics Inc.	5.750%	1/30/40	61	60
	Quest Diagnostics Inc.	4.700%	3/30/45	200	182
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	1,000	822
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	900	595
	Revvity Inc.	1.900%	9/15/28	500	433
	Revvity Inc.	3.300%	9/15/29	500	454
	Revvity Inc.	2.550%	3/15/31	500	423
	Revvity Inc.	2.250%	9/15/31	500	411
	Revvity Inc.	3.625%	3/15/51	350	252
	Royalty Pharma plc	1.200%	9/2/25	1,000	934
	Royalty Pharma plc	1.750%	9/2/27	1,400	1,257
	Royalty Pharma plc	2.200%	9/2/30	900	757
	Royalty Pharma plc	3.300%	9/2/40	1,000	754
	Royalty Pharma plc	3.550%	9/2/50	800	569
	Royalty Pharma plc	3.350%	9/2/51	500	340
[9]	Rush Obligated Group	3.922%	11/15/29	245	234
	RWJ Barnabas Health Inc.	3.949%	7/1/46	350	289
	RWJ Barnabas Health Inc.	3.477%	7/1/49	100	78
	Sanofi SA	3.625%	6/19/28	1,000	980
[9]	Seattle Children's Hospital	2.719%	10/1/50	500	329
[9]	Sharp HealthCare	2.680%	8/1/50	500	326
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,685	2,584
	Smith & Nephew plc	2.032%	10/14/30	820	678
[9]	SSM Health Care Corp.	3.823%	6/1/27	375	363
	SSM Health Care Corp.	4.894%	6/1/28	1,000	1,004
[9]	Stanford Health Care	3.795%	11/15/48	450	374
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	600	465
	Stryker Corp.	1.150%	6/15/25	400	378
	Stryker Corp.	3.375%	11/1/25	500	487
	Stryker Corp.	3.500%	3/15/26	890	868
	Stryker Corp.	3.650%	3/7/28	450	436
	Stryker Corp.	4.100%	4/1/43	325	286
	Stryker Corp.	4.375%	5/15/44	775	710
[9]	Sutter Health	1.321%	8/15/25	500	467
[9]	Sutter Health	3.695%	8/15/28	300	287
[9]	Sutter Health	2.294%	8/15/30	500	427
	Sutter Health	5.164%	8/15/33	300	306
[9]	Sutter Health	3.161%	8/15/40	500	388
[9]	Sutter Health	4.091%	8/15/48	375	326
[9]	Sutter Health	3.361%	8/15/50	475	352
	Sutter Health	5.547%	8/15/53	300	321
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	1,060	1,076
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	2,225	1,908
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	1,700	1,309
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,790	1,281
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	900	632
	Texas Health Resources	2.328%	11/15/50	500	303
[9]	Texas Health Resources	4.330%	11/15/55	100	90
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	500	507
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	660	671
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	295	301
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	500	446
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	575	590
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	890	811
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	600	615
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,686
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	250	258
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	800	832
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,000	759
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	500	529
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	350	364
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	357
[9]	Trinity Health Corp.	2.632%	12/1/40	500	363
	Trinity Health Corp.	4.125%	12/1/45	450	392
	UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,711
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.150%	10/15/25	650	658
	UnitedHealth Group Inc.	3.700%	12/15/25	200	197
	UnitedHealth Group Inc.	1.250%	1/15/26	781	732
	UnitedHealth Group Inc.	3.100%	3/15/26	750	729
	UnitedHealth Group Inc.	1.150%	5/15/26	500	463
	UnitedHealth Group Inc.	3.450%	1/15/27	1,645	1,609
	UnitedHealth Group Inc.	3.700%	5/15/27	550	539
	UnitedHealth Group Inc.	5.250%	2/15/28	1,725	1,784
	UnitedHealth Group Inc.	3.850%	6/15/28	2,100	2,058
	UnitedHealth Group Inc.	3.875%	12/15/28	500	490
	UnitedHealth Group Inc.	4.250%	1/15/29	830	828
	UnitedHealth Group Inc.	2.875%	8/15/29	475	441
	UnitedHealth Group Inc.	5.300%	2/15/30	875	915
	UnitedHealth Group Inc.	2.000%	5/15/30	2,935	2,538
	UnitedHealth Group Inc.	2.300%	5/15/31	2,900	2,510
	UnitedHealth Group Inc.	5.350%	2/15/33	1,725	1,825
	UnitedHealth Group Inc.	4.500%	4/15/33	1,500	1,489
	UnitedHealth Group Inc.	6.500%	6/15/37	200	235
	UnitedHealth Group Inc.	6.625%	11/15/37	325	382
	UnitedHealth Group Inc.	6.875%	2/15/38	1,355	1,638
	UnitedHealth Group Inc.	3.500%	8/15/39	1,510	1,284
	UnitedHealth Group Inc.	2.750%	5/15/40	2,245	1,702
	UnitedHealth Group Inc.	5.950%	2/15/41	240	264
	UnitedHealth Group Inc.	3.050%	5/15/41	1,400	1,096
	UnitedHealth Group Inc.	4.375%	3/15/42	325	301
	UnitedHealth Group Inc.	3.950%	10/15/42	800	701
	UnitedHealth Group Inc.	4.250%	3/15/43	75	69
	UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,276
	UnitedHealth Group Inc.	4.200%	1/15/47	775	689
	UnitedHealth Group Inc.	4.250%	4/15/47	950	848
	UnitedHealth Group Inc.	4.250%	6/15/48	1,200	1,073
	UnitedHealth Group Inc.	4.450%	12/15/48	1,100	1,009
	UnitedHealth Group Inc.	3.700%	8/15/49	680	554
	UnitedHealth Group Inc.	2.900%	5/15/50	520	365
	UnitedHealth Group Inc.	3.250%	5/15/51	1,900	1,444
	UnitedHealth Group Inc.	5.875%	2/15/53	875	991
	UnitedHealth Group Inc.	5.050%	4/15/53	1,892	1,914
	UnitedHealth Group Inc.	3.875%	8/15/59	2,250	1,837
	UnitedHealth Group Inc.	3.125%	5/15/60	2,640	1,879
	UnitedHealth Group Inc.	6.050%	2/15/63	875	1,012
	UnitedHealth Group Inc.	5.200%	4/15/63	1,500	1,533
	Universal Health Services Inc.	2.650%	10/15/30	700	593
[9]	UPMC	3.600%	4/3/25	400	390
	UPMC	5.035%	5/15/33	400	406
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,100	1,065
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,250	1,876
	Viatris Inc.	1.650%	6/22/25	600	568
	Viatris Inc.	2.300%	6/22/27	1,350	1,226
	Viatris Inc.	3.850%	6/22/40	425	317
	Viatris Inc.	4.000%	6/22/50	925	651
[9]	WakeMed	3.286%	10/1/52	500	360
[9]	Willis-Knighton Medical Center	4.813%	9/1/48	200	179
[9]	Willis-Knighton Medical Center	3.065%	3/1/51	500	320
	Wyeth LLC	6.500%	2/1/34	500	565
	Wyeth LLC	6.000%	2/15/36	410	453
	Wyeth LLC	5.950%	4/1/37	1,605	1,761
[9]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	500	303
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,000	966
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	700	599
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	203
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	280	248
	Zoetis Inc.	4.500%	11/13/25	350	348
	Zoetis Inc.	3.000%	9/12/27	800	759
	Zoetis Inc.	3.900%	8/20/28	400	392
	Zoetis Inc.	2.000%	5/15/30	575	496
	Zoetis Inc.	5.600%	11/16/32	1,000	1,072

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	4.700%	2/1/43	900	860
	Zoetis Inc.	3.950%	9/12/47	400	340
	Zoetis Inc.	4.450%	8/20/48	325	296
	Zoetis Inc.	3.000%	5/15/50	250	182
					580,012
Industrials (0.7%)
	3M Co.	2.000%	2/14/25	600	578
	3M Co.	2.650%	4/15/25	319	309
[9]	3M Co.	2.250%	9/19/26	100	94
	3M Co.	2.875%	10/15/27	1,639	1,542
[9]	3M Co.	3.375%	3/1/29	650	608
	3M Co.	2.375%	8/26/29	1,555	1,377
	3M Co.	3.050%	4/15/30	600	542
[9]	3M Co.	3.125%	9/19/46	1,125	824
[9]	3M Co.	3.625%	10/15/47	450	344
[9]	3M Co.	4.000%	9/14/48	182	156
	3M Co.	3.250%	8/26/49	375	273
	3M Co.	3.700%	4/15/50	1,200	951
	Acuity Brands Lighting Inc.	2.150%	12/15/30	705	585
	Allegion plc	3.500%	10/1/29	325	300
	Allegion US Holding Co. Inc.	3.550%	10/1/27	350	332
[9]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	710	591
[9]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	184	169
[9]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	300	278
[9]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	675	617
[9]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	151	136
[9]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	343	314
[9]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	281	253
[9]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	178	157
	Amphenol Corp.	2.050%	3/1/25	170	164
	Amphenol Corp.	4.750%	3/30/26	500	501
	Amphenol Corp.	4.350%	6/1/29	300	299
	Amphenol Corp.	2.800%	2/15/30	750	683
	Amphenol Corp.	2.200%	9/15/31	400	337
[9]	BNSF Funding Trust I	6.613%	12/15/55	325	317
	Boeing Co.	4.875%	5/1/25	3,980	3,962
	Boeing Co.	2.750%	2/1/26	500	479
	Boeing Co.	2.196%	2/4/26	5,000	4,725
	Boeing Co.	3.100%	5/1/26	400	385
	Boeing Co.	2.250%	6/15/26	325	305
	Boeing Co.	2.700%	2/1/27	1,715	1,618
	Boeing Co.	2.800%	3/1/27	1,846	1,739
	Boeing Co.	5.040%	5/1/27	1,760	1,776
	Boeing Co.	3.250%	2/1/28	1,350	1,281
	Boeing Co.	3.250%	3/1/28	275	258
	Boeing Co.	3.450%	11/1/28	1,000	942
	Boeing Co.	3.200%	3/1/29	900	842
	Boeing Co.	2.950%	2/1/30	500	451
	Boeing Co.	5.150%	5/1/30	1,165	1,186
	Boeing Co.	3.625%	2/1/31	1,143	1,063
	Boeing Co.	6.125%	2/15/33	325	350
	Boeing Co.	3.600%	5/1/34	3,625	3,209
	Boeing Co.	3.250%	2/1/35	600	507
	Boeing Co.	6.625%	2/15/38	100	112
	Boeing Co.	3.500%	3/1/39	200	159
	Boeing Co.	6.875%	3/15/39	285	326
	Boeing Co.	5.875%	2/15/40	545	566
	Boeing Co.	5.705%	5/1/40	2,449	2,538
	Boeing Co.	3.375%	6/15/46	450	331
	Boeing Co.	3.650%	3/1/47	475	351
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	3.850%	11/1/48	200	155
	Boeing Co.	3.900%	5/1/49	650	514
	Boeing Co.	3.750%	2/1/50	1,100	857
	Boeing Co.	5.805%	5/1/50	3,836	3,979
	Boeing Co.	3.825%	3/1/59	225	167
	Boeing Co.	3.950%	8/1/59	560	430
	Boeing Co.	5.930%	5/1/60	2,917	3,028
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	245
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	275	270
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	731
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	875	844
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	140
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	775	870
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	682
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	675	677
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,225	1,285
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	199
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	532
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	461
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	790
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	512
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,100	1,088
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,600	1,493
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	444
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	600	576
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	467
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	225	198
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	634	550
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	575	507
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	745	540
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	800	608
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	575	402
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,325	1,382
	Canadian National Railway Co.	2.750%	3/1/26	375	361
	Canadian National Railway Co.	3.850%	8/5/32	500	476
	Canadian National Railway Co.	6.250%	8/1/34	350	395
	Canadian National Railway Co.	6.200%	6/1/36	350	394
	Canadian National Railway Co.	6.375%	11/15/37	350	397
	Canadian National Railway Co.	3.200%	8/2/46	650	502
	Canadian National Railway Co.	2.450%	5/1/50	1,700	1,116
	Canadian National Railway Co.	4.400%	8/5/52	500	470
	Canadian Pacific Railway Co.	1.350%	12/2/24	1,000	964
	Canadian Pacific Railway Co.	2.900%	2/1/25	100	97
	Canadian Pacific Railway Co.	1.750%	12/2/26	750	692
	Canadian Pacific Railway Co.	2.875%	11/15/29	550	496
	Canadian Pacific Railway Co.	2.050%	3/5/30	400	343
	Canadian Pacific Railway Co.	7.125%	10/15/31	275	312
	Canadian Pacific Railway Co.	2.450%	12/2/31	930	862
	Canadian Pacific Railway Co.	5.950%	5/15/37	775	828
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,000	1,784
	Canadian Pacific Railway Co.	4.300%	5/15/43	500	437
	Canadian Pacific Railway Co.	4.800%	8/1/45	275	259
	Canadian Pacific Railway Co.	4.950%	8/15/45	500	475
	Canadian Pacific Railway Co.	3.500%	5/1/50	1,600	1,227
	Canadian Pacific Railway Co.	3.100%	12/2/51	1,469	1,063
	Canadian Pacific Railway Co.	6.125%	9/15/15	830	927
	Carrier Global Corp.	2.242%	2/15/25	1,600	1,548
[11]	Carrier Global Corp.	5.800%	11/30/25	360	365
	Carrier Global Corp.	2.493%	2/15/27	1,475	1,388
	Carrier Global Corp.	2.722%	2/15/30	2,625	2,350
	Carrier Global Corp.	2.700%	2/15/31	390	340
[11]	Carrier Global Corp.	5.900%	3/15/34	800	866
	Carrier Global Corp.	3.377%	4/5/40	1,224	986
	Carrier Global Corp.	3.577%	4/5/50	1,900	1,489
[11]	Carrier Global Corp.	6.200%	3/15/54	800	928
[9]	Caterpillar Financial Services Corp.	3.250%	12/1/24	1,572	1,547

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Caterpillar Financial Services Corp.	4.900%	1/17/25	525	525
[9]	Caterpillar Financial Services Corp.	1.450%	5/15/25	375	359
	Caterpillar Financial Services Corp.	5.150%	8/11/25	500	504
[9]	Caterpillar Financial Services Corp.	3.650%	8/12/25	575	566
[9]	Caterpillar Financial Services Corp.	0.800%	11/13/25	825	771
[9]	Caterpillar Financial Services Corp.	4.350%	5/15/26	825	823
	Caterpillar Financial Services Corp.	2.400%	8/9/26	200	190
[9]	Caterpillar Financial Services Corp.	1.150%	9/14/26	500	459
[9]	Caterpillar Financial Services Corp.	1.700%	1/8/27	500	462
[9]	Caterpillar Financial Services Corp.	3.600%	8/12/27	575	562
[9]	Caterpillar Financial Services Corp.	1.100%	9/14/27	1,500	1,341
	Caterpillar Inc.	2.600%	4/9/30	3,135	2,853
	Caterpillar Inc.	6.050%	8/15/36	720	811
	Caterpillar Inc.	5.200%	5/27/41	475	502
	Caterpillar Inc.	3.803%	8/15/42	1,504	1,323
	Caterpillar Inc.	4.300%	5/15/44	375	358
	Caterpillar Inc.	3.250%	9/19/49	871	690
	Caterpillar Inc.	3.250%	4/9/50	700	555
	CH Robinson Worldwide Inc.	4.200%	4/15/28	125	121
	CNH Industrial Capital LLC	5.450%	10/14/25	500	503
	CNH Industrial Capital LLC	1.875%	1/15/26	260	244
	CNH Industrial Capital LLC	1.450%	7/15/26	400	367
	CNH Industrial Capital LLC	4.550%	4/10/28	500	493
	CNH Industrial Capital LLC	5.500%	1/12/29	500	515
[9]	CNH Industrial NV	3.850%	11/15/27	375	363
	CSX Corp.	3.350%	11/1/25	400	390
	CSX Corp.	2.600%	11/1/26	200	190
	CSX Corp.	3.250%	6/1/27	650	627
	CSX Corp.	3.800%	3/1/28	1,275	1,253
	CSX Corp.	4.250%	3/15/29	900	899
	CSX Corp.	2.400%	2/15/30	2,525	2,236
	CSX Corp.	4.100%	11/15/32	748	727
	CSX Corp.	5.200%	11/15/33	500	522
	CSX Corp.	6.150%	5/1/37	1,000	1,117
	CSX Corp.	6.220%	4/30/40	599	674
	CSX Corp.	5.500%	4/15/41	725	757
	CSX Corp.	4.750%	5/30/42	460	440
	CSX Corp.	4.400%	3/1/43	93	85
	CSX Corp.	4.100%	3/15/44	800	700
	CSX Corp.	3.800%	11/1/46	400	332
	CSX Corp.	4.300%	3/1/48	1,000	891
	CSX Corp.	4.500%	3/15/49	900	822
	CSX Corp.	3.800%	4/15/50	605	494
	CSX Corp.	2.500%	5/15/51	500	324
	CSX Corp.	4.500%	11/15/52	838	780
	CSX Corp.	4.250%	11/1/66	500	427
	CSX Corp.	4.650%	3/1/68	275	253
	Cummins Inc.	0.750%	9/1/25	821	770
	Cummins Inc.	1.500%	9/1/30	500	417
	Cummins Inc.	2.600%	9/1/50	600	398
	Deere & Co.	2.750%	4/15/25	400	390
	Deere & Co.	5.375%	10/16/29	455	481
	Deere & Co.	3.100%	4/15/30	770	714
	Deere & Co.	7.125%	3/3/31	400	467
	Deere & Co.	3.900%	6/9/42	1,000	900
	Deere & Co.	2.875%	9/7/49	200	150
	Deere & Co.	3.750%	4/15/50	650	570
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Delta Air Lines Inc.	4.750%	10/20/28	500	492
[9]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	316	281
	Dover Corp.	2.950%	11/4/29	575	520
	Dover Corp.	5.375%	3/1/41	280	282
	Eaton Corp.	3.103%	9/15/27	665	637
	Eaton Corp.	4.000%	11/2/32	717	694
	Eaton Corp.	4.150%	3/15/33	1,095	1,072
	Eaton Corp.	4.150%	11/2/42	75	69
	Eaton Corp.	3.915%	9/15/47	550	478
	Eaton Corp.	4.700%	8/23/52	657	647
	Emerson Electric Co.	3.150%	6/1/25	450	440
	Emerson Electric Co.	0.875%	10/15/26	2,000	1,815
	Emerson Electric Co.	1.800%	10/15/27	500	456
	Emerson Electric Co.	2.000%	12/21/28	1,000	897
	Emerson Electric Co.	1.950%	10/15/30	375	323
	Emerson Electric Co.	2.200%	12/21/31	900	769
	Emerson Electric Co.	5.250%	11/15/39	135	141
	Emerson Electric Co.	2.750%	10/15/50	450	308
	Emerson Electric Co.	2.800%	12/21/51	900	620
	FedEx Corp.	3.250%	4/1/26	500	484
	FedEx Corp.	3.400%	2/15/28	1,000	959
	FedEx Corp.	3.100%	8/5/29	825	764
	FedEx Corp.	4.250%	5/15/30	639	626
	FedEx Corp.	2.400%	5/15/31	450	387
	FedEx Corp.	3.900%	2/1/35	200	183
	FedEx Corp.	3.250%	5/15/41	450	348
	FedEx Corp.	3.875%	8/1/42	200	166
	FedEx Corp.	4.100%	4/15/43	300	255
	FedEx Corp.	5.100%	1/15/44	600	580
	FedEx Corp.	4.100%	2/1/45	300	253
	FedEx Corp.	4.750%	11/15/45	1,075	991
	FedEx Corp.	4.550%	4/1/46	1,020	914
	FedEx Corp.	4.400%	1/15/47	800	697
	FedEx Corp.	4.050%	2/15/48	700	584
	FedEx Corp.	4.950%	10/17/48	750	712
	FedEx Corp.	5.250%	5/15/50	1,150	1,148
[9]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	672	561
	Flowserve Corp.	3.500%	10/1/30	500	444
	Fortive Corp.	3.150%	6/15/26	585	562
	Fortive Corp.	4.300%	6/15/46	425	362
	General Dynamics Corp.	3.250%	4/1/25	525	515
	General Dynamics Corp.	3.500%	5/15/25	750	737
	General Dynamics Corp.	2.125%	8/15/26	250	236
	General Dynamics Corp.	3.500%	4/1/27	350	341
	General Dynamics Corp.	2.625%	11/15/27	500	469
	General Dynamics Corp.	3.750%	5/15/28	705	692
	General Dynamics Corp.	3.625%	4/1/30	755	725
	General Dynamics Corp.	2.250%	6/1/31	500	435
	General Dynamics Corp.	4.250%	4/1/40	570	533
	General Dynamics Corp.	3.600%	11/15/42	625	527
[9]	General Electric Co.	5.875%	1/14/38	1,762	1,940
	HEICO Corp.	5.250%	8/1/28	500	511
	HEICO Corp.	5.350%	8/1/33	500	512
	Hexcel Corp.	4.200%	2/15/27	189	182
	Honeywell International Inc.	1.350%	6/1/25	3,730	3,562
	Honeywell International Inc.	2.500%	11/1/26	1,150	1,096
	Honeywell International Inc.	1.100%	3/1/27	800	726
	Honeywell International Inc.	4.950%	2/15/28	500	515
	Honeywell International Inc.	4.250%	1/15/29	600	601
	Honeywell International Inc.	2.700%	8/15/29	350	324
	Honeywell International Inc.	1.950%	6/1/30	1,125	977
	Honeywell International Inc.	1.750%	9/1/31	1,150	960
	Honeywell International Inc.	5.000%	2/15/33	1,300	1,361
	Honeywell International Inc.	4.500%	1/15/34	600	603
	Honeywell International Inc.	5.700%	3/15/36	300	329

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.700%	3/15/37	305	334
	Honeywell International Inc.	5.375%	3/1/41	855	914
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	146	143
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	500	473
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	490	432
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	800	761
	IDEX Corp.	3.000%	5/1/30	300	267
	Illinois Tool Works Inc.	2.650%	11/15/26	1,100	1,050
	Illinois Tool Works Inc.	3.900%	9/1/42	800	716
	Ingersoll Rand Inc.	5.400%	8/14/28	300	309
	Ingersoll Rand Inc.	5.700%	8/14/33	600	635
	Jacobs Engineering Group Inc.	6.350%	8/18/28	500	522
	Jacobs Engineering Group Inc.	5.900%	3/1/33	500	511
	JB Hunt Transport Services Inc.	3.875%	3/1/26	650	636
[9]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	563	513
[9]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	409	345
[9]	John Deere Capital Corp.	2.050%	1/9/25	575	559
[9]	John Deere Capital Corp.	1.250%	1/10/25	1,000	965
[9]	John Deere Capital Corp.	3.450%	3/13/25	1,225	1,206
[9]	John Deere Capital Corp.	3.400%	6/6/25	500	492
[9]	John Deere Capital Corp.	4.950%	6/6/25	500	502
[9]	John Deere Capital Corp.	4.050%	9/8/25	500	496
	John Deere Capital Corp.	5.300%	9/8/25	600	608
[9]	John Deere Capital Corp.	3.400%	9/11/25	325	319
[9]	John Deere Capital Corp.	4.800%	1/9/26	850	855
[9]	John Deere Capital Corp.	0.700%	1/15/26	500	464
[9]	John Deere Capital Corp.	4.750%	6/8/26	500	504
[9]	John Deere Capital Corp.	2.650%	6/10/26	300	287
[9]	John Deere Capital Corp.	1.050%	6/17/26	500	461
[9]	John Deere Capital Corp.	5.150%	9/8/26	500	509
[9]	John Deere Capital Corp.	2.250%	9/14/26	1,647	1,557
[9]	John Deere Capital Corp.	1.700%	1/11/27	2,000	1,847
[9]	John Deere Capital Corp.	2.350%	3/8/27	500	470
[9]	John Deere Capital Corp.	2.800%	9/8/27	250	237
[9]	John Deere Capital Corp.	4.150%	9/15/27	875	869
[9]	John Deere Capital Corp.	3.050%	1/6/28	600	571
[9]	John Deere Capital Corp.	4.750%	1/20/28	850	864
[9]	John Deere Capital Corp.	4.900%	3/3/28	500	509
[9]	John Deere Capital Corp.	1.500%	3/6/28	500	446
[9]	John Deere Capital Corp.	4.950%	7/14/28	800	820
[9]	John Deere Capital Corp.	3.450%	3/7/29	623	598
[9]	John Deere Capital Corp.	2.800%	7/18/29	490	454
[9]	John Deere Capital Corp.	2.450%	1/9/30	1,000	902
[9]	John Deere Capital Corp.	4.700%	6/10/30	500	508
	John Deere Capital Corp.	1.450%	1/15/31	500	411
[9]	John Deere Capital Corp.	4.350%	9/15/32	500	498
[9]	John Deere Capital Corp.	5.150%	9/8/33	750	790
[9]	Johnson Controls International plc	3.900%	2/14/26	219	214
	Johnson Controls International plc	1.750%	9/15/30	500	416
	Johnson Controls International plc	2.000%	9/16/31	500	417
	Johnson Controls International plc	4.900%	12/1/32	339	343
[9]	Johnson Controls International plc	6.000%	1/15/36	210	225
[9]	Johnson Controls International plc	4.625%	7/2/44	800	721
[9]	Johnson Controls International plc	5.125%	9/14/45	48	46
	Johnson Controls International plc	4.500%	2/15/47	400	358
[9]	Johnson Controls International plc	4.950%	7/2/64	286	261
	Kennametal Inc.	4.625%	6/15/28	1,000	976
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keysight Technologies Inc.	4.600%	4/6/27	375	374
	Keysight Technologies Inc.	3.000%	10/30/29	425	387
	Kirby Corp.	4.200%	3/1/28	408	394
	L3Harris Technologies Inc.	3.832%	4/27/25	550	540
	L3Harris Technologies Inc.	3.850%	12/15/26	831	815
	L3Harris Technologies Inc.	5.400%	1/15/27	1,000	1,021
[9]	L3Harris Technologies Inc.	4.400%	6/15/28	600	593
	L3Harris Technologies Inc.	2.900%	12/15/29	750	678
	L3Harris Technologies Inc.	1.800%	1/15/31	600	494
	L3Harris Technologies Inc.	5.400%	7/31/33	1,500	1,561
	L3Harris Technologies Inc.	4.854%	4/27/35	100	99
	L3Harris Technologies Inc.	5.054%	4/27/45	475	470
	L3Harris Technologies Inc.	5.600%	7/31/53	1,000	1,068
	Lennox International Inc.	1.350%	8/1/25	500	471
	Lennox International Inc.	1.700%	8/1/27	500	449
	Lennox International Inc.	5.500%	9/15/28	500	514
	Lockheed Martin Corp.	4.950%	10/15/25	432	436
	Lockheed Martin Corp.	3.550%	1/15/26	600	590
	Lockheed Martin Corp.	5.100%	11/15/27	612	632
	Lockheed Martin Corp.	4.450%	5/15/28	500	503
	Lockheed Martin Corp.	3.900%	6/15/32	175	169
	Lockheed Martin Corp.	5.250%	1/15/33	1,225	1,300
	Lockheed Martin Corp.	4.750%	2/15/34	700	713
	Lockheed Martin Corp.	3.600%	3/1/35	485	444
	Lockheed Martin Corp.	4.500%	5/15/36	565	560
[9]	Lockheed Martin Corp.	6.150%	9/1/36	452	512
	Lockheed Martin Corp.	5.720%	6/1/40	316	344
	Lockheed Martin Corp.	4.070%	12/15/42	1,131	1,022
	Lockheed Martin Corp.	3.800%	3/1/45	750	646
	Lockheed Martin Corp.	4.700%	5/15/46	1,050	1,029
	Lockheed Martin Corp.	2.800%	6/15/50	700	500
	Lockheed Martin Corp.	4.090%	9/15/52	622	553
	Lockheed Martin Corp.	5.700%	11/15/54	1,625	1,832
	Lockheed Martin Corp.	5.200%	2/15/55	550	579
	Lockheed Martin Corp.	4.300%	6/15/62	300	270
	Lockheed Martin Corp.	5.900%	11/15/63	1,485	1,735
[11]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,400	1,404
	Norfolk Southern Corp.	3.650%	8/1/25	415	406
	Norfolk Southern Corp.	7.800%	5/15/27	100	110
	Norfolk Southern Corp.	3.150%	6/1/27	125	119
	Norfolk Southern Corp.	3.800%	8/1/28	750	730
	Norfolk Southern Corp.	2.550%	11/1/29	338	304
	Norfolk Southern Corp.	5.050%	8/1/30	500	513
	Norfolk Southern Corp.	3.000%	3/15/32	550	489
	Norfolk Southern Corp.	5.550%	3/15/34	500	529
	Norfolk Southern Corp.	4.837%	10/1/41	565	546
	Norfolk Southern Corp.	3.950%	10/1/42	425	363
	Norfolk Southern Corp.	4.450%	6/15/45	975	874
	Norfolk Southern Corp.	4.650%	1/15/46	300	277
	Norfolk Southern Corp.	3.942%	11/1/47	850	709
	Norfolk Southern Corp.	4.150%	2/28/48	50	43
	Norfolk Southern Corp.	4.100%	5/15/49	615	524
	Norfolk Southern Corp.	3.400%	11/1/49	330	250
	Norfolk Southern Corp.	3.050%	5/15/50	1,600	1,139
	Norfolk Southern Corp.	4.050%	8/15/52	634	536
	Norfolk Southern Corp.	4.550%	6/1/53	500	457
	Norfolk Southern Corp.	5.350%	8/1/54	800	833
	Norfolk Southern Corp.	3.155%	5/15/55	756	532
	Norfolk Southern Corp.	5.950%	3/15/64	500	557
	Norfolk Southern Corp.	4.100%	5/15/21	500	379
	Northrop Grumman Corp.	2.930%	1/15/25	1,000	977
	Northrop Grumman Corp.	3.200%	2/1/27	675	649
	Northrop Grumman Corp.	3.250%	1/15/28	3,400	3,251
	Northrop Grumman Corp.	4.400%	5/1/30	1,540	1,531
	Northrop Grumman Corp.	4.700%	3/15/33	750	756
	Northrop Grumman Corp.	5.050%	11/15/40	245	245
	Northrop Grumman Corp.	4.750%	6/1/43	776	743

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	4.030%	10/15/47	1,918	1,648
	Northrop Grumman Corp.	5.250%	5/1/50	795	819
	Northrop Grumman Corp.	4.950%	3/15/53	750	744
	nVent Finance Sarl	4.550%	4/15/28	300	292
	nVent Finance Sarl	5.650%	5/15/33	500	507
	Oshkosh Corp.	4.600%	5/15/28	400	394
	Oshkosh Corp.	3.100%	3/1/30	80	72
	Otis Worldwide Corp.	2.056%	4/5/25	1,575	1,515
	Otis Worldwide Corp.	2.293%	4/5/27	600	559
	Otis Worldwide Corp.	5.250%	8/16/28	600	618
	Otis Worldwide Corp.	2.565%	2/15/30	1,400	1,246
	Otis Worldwide Corp.	3.112%	2/15/40	611	490
	Otis Worldwide Corp.	3.362%	2/15/50	550	427
[9]	PACCAR Financial Corp.	1.800%	2/6/25	750	726
[9]	PACCAR Financial Corp.	4.450%	3/30/26	500	500
	Parker-Hannifin Corp.	3.250%	3/1/27	1,879	1,803
	Parker-Hannifin Corp.	4.250%	9/15/27	1,043	1,034
	Parker-Hannifin Corp.	3.250%	6/14/29	1,000	941
[9]	Parker-Hannifin Corp.	4.200%	11/21/34	200	192
[9]	Parker-Hannifin Corp.	6.250%	5/15/38	575	639
	Parker-Hannifin Corp.	4.100%	3/1/47	500	434
	Parker-Hannifin Corp.	4.000%	6/14/49	950	828
	Pentair Finance Sarl	5.900%	7/15/32	500	519
	Precision Castparts Corp.	3.250%	6/15/25	675	661
	Precision Castparts Corp.	3.900%	1/15/43	375	326
	Precision Castparts Corp.	4.375%	6/15/45	275	250
[11]	Regal Rexnord Corp.	6.050%	2/15/26	800	809
[11]	Regal Rexnord Corp.	6.050%	4/15/28	1,050	1,064
[11]	Regal Rexnord Corp.	6.300%	2/15/30	950	978
[11]	Regal Rexnord Corp.	6.400%	4/15/33	1,060	1,107
	Republic Services Inc.	3.200%	3/15/25	500	489
	Republic Services Inc.	0.875%	11/15/25	500	463
	Republic Services Inc.	2.900%	7/1/26	2,322	2,231
	Republic Services Inc.	4.875%	4/1/29	500	510
	Republic Services Inc.	2.300%	3/1/30	725	639
	Republic Services Inc.	1.450%	2/15/31	500	407
	Republic Services Inc.	1.750%	2/15/32	625	509
	Republic Services Inc.	2.375%	3/15/33	1,000	836
	Republic Services Inc.	5.000%	4/1/34	500	512
	Republic Services Inc.	6.200%	3/1/40	475	533
	Republic Services Inc.	5.700%	5/15/41	300	324
	Republic Services Inc.	3.050%	3/1/50	650	479
	Rockwell Automation Inc.	3.500%	3/1/29	350	339
	Rockwell Automation Inc.	1.750%	8/15/31	500	413
	Rockwell Automation Inc.	4.200%	3/1/49	575	518
	Rockwell Automation Inc.	2.800%	8/15/61	500	325
	RTX Corp.	3.950%	8/16/25	1,680	1,656
	RTX Corp.	5.000%	2/27/26	300	301
	RTX Corp.	3.500%	3/15/27	2,885	2,780
	RTX Corp.	3.125%	5/4/27	975	928
	RTX Corp.	7.200%	8/15/27	75	81
	RTX Corp.	4.125%	11/16/28	3,445	3,365
	RTX Corp.	2.250%	7/1/30	500	432
	RTX Corp.	1.900%	9/1/31	925	753
	RTX Corp.	2.375%	3/15/32	200	167
	RTX Corp.	5.150%	2/27/33	850	867
	RTX Corp.	6.100%	3/15/34	1,179	1,278
	RTX Corp.	5.400%	5/1/35	500	516
	RTX Corp.	6.050%	6/1/36	585	634
	RTX Corp.	6.125%	7/15/38	463	505
	RTX Corp.	4.450%	11/16/38	1,000	921
	RTX Corp.	4.875%	10/15/40	225	215
	RTX Corp.	4.700%	12/15/41	925	856
	RTX Corp.	4.500%	6/1/42	2,857	2,603
	RTX Corp.	4.800%	12/15/43	285	265
	RTX Corp.	4.150%	5/15/45	694	592
	RTX Corp.	3.750%	11/1/46	900	716
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.350%	4/15/47	780	682
	RTX Corp.	4.050%	5/4/47	511	426
	RTX Corp.	4.625%	11/16/48	1,500	1,373
	RTX Corp.	3.125%	7/1/50	863	610
	RTX Corp.	2.820%	9/1/51	925	611
	RTX Corp.	3.030%	3/15/52	950	656
	RTX Corp.	5.375%	2/27/53	850	866
	RTX Corp.	6.400%	3/15/54	1,221	1,415
[9]	Ryder System Inc.	4.625%	6/1/25	231	229
[9]	Ryder System Inc.	1.750%	9/1/26	500	461
[9]	Ryder System Inc.	2.900%	12/1/26	325	307
[9]	Ryder System Inc.	2.850%	3/1/27	200	188
[9]	Ryder System Inc.	5.650%	3/1/28	500	515
[9]	Ryder System Inc.	5.250%	6/1/28	500	507
	Ryder System Inc.	6.300%	12/1/28	500	530
	Ryder System Inc.	6.600%	12/1/33	500	555
	Southwest Airlines Co.	5.250%	5/4/25	750	750
	Southwest Airlines Co.	3.000%	11/15/26	400	380
	Southwest Airlines Co.	5.125%	6/15/27	1,925	1,934
	Southwest Airlines Co.	3.450%	11/16/27	540	511
	Southwest Airlines Co.	2.625%	2/10/30	400	350
[9]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	183	164
	Teledyne Technologies Inc.	2.250%	4/1/28	500	453
	Teledyne Technologies Inc.	2.750%	4/1/31	900	783
	Textron Inc.	4.000%	3/15/26	300	294
	Textron Inc.	3.650%	3/15/27	2,044	1,961
	Textron Inc.	3.375%	3/1/28	325	307
	Textron Inc.	3.900%	9/17/29	250	238
	Textron Inc.	6.100%	11/15/33	500	534
	Timken Co.	4.500%	12/15/28	400	389
	Trane Technologies Financing Ltd.	3.500%	3/21/26	325	316
	Trane Technologies Financing Ltd.	3.800%	3/21/29	975	945
	Trane Technologies Financing Ltd.	5.250%	3/3/33	600	622
	Trane Technologies Financing Ltd.	4.650%	11/1/44	150	139
	Trane Technologies Financing Ltd.	4.500%	3/21/49	350	325
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	1,200	1,172
	Trimble Inc.	4.750%	12/1/24	600	594
	Trimble Inc.	4.900%	6/15/28	400	402
	Triton Container International Ltd.	3.250%	3/15/32	500	403
	Tyco Electronics Group SA	4.500%	2/13/26	500	498
	Tyco Electronics Group SA	3.125%	8/15/27	450	429
	Tyco Electronics Group SA	2.500%	2/4/32	500	433
	Tyco Electronics Group SA	7.125%	10/1/37	550	648
	Union Pacific Corp.	3.250%	1/15/25	400	392
	Union Pacific Corp.	3.750%	7/15/25	930	915
	Union Pacific Corp.	3.250%	8/15/25	900	880
	Union Pacific Corp.	2.750%	3/1/26	648	624
	Union Pacific Corp.	2.150%	2/5/27	707	661
	Union Pacific Corp.	3.000%	4/15/27	240	230
	Union Pacific Corp.	2.400%	2/5/30	825	737
	Union Pacific Corp.	2.375%	5/20/31	500	435
	Union Pacific Corp.	2.800%	2/14/32	500	444
	Union Pacific Corp.	3.375%	2/1/35	900	795
	Union Pacific Corp.	2.891%	4/6/36	1,800	1,514
	Union Pacific Corp.	3.600%	9/15/37	428	380
	Union Pacific Corp.	3.200%	5/20/41	1,500	1,203
	Union Pacific Corp.	4.050%	3/1/46	500	428
	Union Pacific Corp.	3.350%	8/15/46	550	412
	Union Pacific Corp.	3.250%	2/5/50	850	651
	Union Pacific Corp.	3.799%	10/1/51	1,082	908
	Union Pacific Corp.	2.950%	3/10/52	500	355
	Union Pacific Corp.	4.950%	9/9/52	521	532
	Union Pacific Corp.	3.500%	2/14/53	500	396
	Union Pacific Corp.	3.950%	8/15/59	425	348
	Union Pacific Corp.	3.839%	3/20/60	1,106	904

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.973%	9/16/62	2,025	1,366
	Union Pacific Corp.	4.100%	9/15/67	350	291
	Union Pacific Corp.	3.750%	2/5/70	1,400	1,090
	Union Pacific Corp.	3.799%	4/6/71	1,700	1,346
	Union Pacific Corp.	3.850%	2/14/72	500	397
[9]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	387	373
[9]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	401	381
[9]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	273	243
[9]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	1,977	1,998
[9]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	1,075	1,091
[9]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	175	163
[9]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	376	343
[9]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	363	335
[9]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	396	333
[9]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	790	767
	United Parcel Service Inc.	3.900%	4/1/25	1,200	1,187
	United Parcel Service Inc.	2.400%	11/15/26	609	579
	United Parcel Service Inc.	2.500%	9/1/29	400	364
	United Parcel Service Inc.	4.450%	4/1/30	1,000	1,010
	United Parcel Service Inc.	4.875%	3/3/33	650	675
	United Parcel Service Inc.	6.200%	1/15/38	505	579
	United Parcel Service Inc.	5.200%	4/1/40	465	484
	United Parcel Service Inc.	4.875%	11/15/40	350	351
	United Parcel Service Inc.	3.625%	10/1/42	300	255
	United Parcel Service Inc.	3.400%	11/15/46	390	313
	United Parcel Service Inc.	4.250%	3/15/49	800	727
	United Parcel Service Inc.	3.400%	9/1/49	200	161
	United Parcel Service Inc.	5.300%	4/1/50	2,870	3,047
	United Parcel Service Inc.	5.050%	3/3/53	650	674
	Valmont Industries Inc.	5.000%	10/1/44	475	429
	Valmont Industries Inc.	5.250%	10/1/54	300	269
[11]	Veralto Corp.	5.500%	9/18/26	625	635
[11]	Veralto Corp.	5.350%	9/18/28	600	615
[11]	Veralto Corp.	5.450%	9/18/33	600	622
	Vontier Corp.	1.800%	4/1/26	500	460
	Vontier Corp.	2.400%	4/1/28	500	442
	Vontier Corp.	2.950%	4/1/31	500	421
	Waste Connections Inc.	4.250%	12/1/28	2,091	2,080
	Waste Connections Inc.	3.500%	5/1/29	950	909
	Waste Connections Inc.	2.600%	2/1/30	500	449
	Waste Connections Inc.	2.200%	1/15/32	700	585
	Waste Connections Inc.	4.200%	1/15/33	639	621
	Waste Connections Inc.	3.050%	4/1/50	300	217
	Waste Connections Inc.	2.950%	1/15/52	700	493
	Waste Management Inc.	0.750%	11/15/25	500	465
	Waste Management Inc.	3.150%	11/15/27	1,600	1,533
	Waste Management Inc.	1.150%	3/15/28	500	440
	Waste Management Inc.	4.875%	2/15/29	725	742
	Waste Management Inc.	1.500%	3/15/31	1,400	1,144
	Waste Management Inc.	4.625%	2/15/33	250	251
	Waste Management Inc.	4.875%	2/15/34	725	740
	Waste Management Inc.	2.950%	6/1/41	500	392
	Waste Management Inc.	2.500%	11/15/50	500	333
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	1,070	1,035
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	725	693
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	750	742
	WW Grainger Inc.	1.850%	2/15/25	475	459
	WW Grainger Inc.	4.600%	6/15/45	425	410
	WW Grainger Inc.	3.750%	5/15/46	325	272
	WW Grainger Inc.	4.200%	5/15/47	350	316
	Xylem Inc.	3.250%	11/1/26	300	289
	Xylem Inc.	1.950%	1/30/28	250	226
	Xylem Inc.	2.250%	1/30/31	400	343
	Xylem Inc.	4.375%	11/1/46	475	409
					385,927
Materials (0.3%)
	Air Products and Chemicals Inc.	1.850%	5/15/27	150	138
	Air Products and Chemicals Inc.	2.050%	5/15/30	700	612
	Air Products and Chemicals Inc.	4.800%	3/3/33	400	413
	Air Products and Chemicals Inc.	2.700%	5/15/40	600	458
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,000	716
	Albemarle Corp.	4.650%	6/1/27	500	491
	Albemarle Corp.	5.050%	6/1/32	500	488
	Albemarle Corp.	5.450%	12/1/44	325	305
	Albemarle Corp.	5.650%	6/1/52	500	465
	Amcor Finance USA Inc.	4.500%	5/15/28	500	488
	Amcor Finance USA Inc.	5.625%	5/26/33	242	252
	Amcor Flexibles North America Inc.	4.000%	5/17/25	432	425
[9]	Amcor Flexibles North America Inc.	3.100%	9/15/26	300	281
	Amcor Flexibles North America Inc.	2.630%	6/19/30	500	433
	Amcor Flexibles North America Inc.	2.690%	5/25/31	500	432
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	750	675
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	700	608
	ArcelorMittal SA	4.550%	3/11/26	400	394
	ArcelorMittal SA	6.550%	11/29/27	1,035	1,087
	ArcelorMittal SA	4.250%	7/16/29	400	390
	ArcelorMittal SA	6.800%	11/29/32	700	757
	ArcelorMittal SA	7.000%	10/15/39	809	875
	ArcelorMittal SA	6.750%	3/1/41	180	190
	Barrick Gold Corp.	6.450%	10/15/35	375	414
	Barrick North America Finance LLC	5.700%	5/30/41	770	811
	Barrick North America Finance LLC	5.750%	5/1/43	850	910
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	724
	Berry Global Inc.	1.570%	1/15/26	1,400	1,302
	Berry Global Inc.	1.650%	1/15/27	1,000	901
[11]	Berry Global Inc.	5.500%	4/15/28	500	506
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	850	855
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	150	155
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	600	614
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	850	859
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	500	514
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	700	725
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	550	563
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	1,200	1,246
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	850	771
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,350	2,375
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	450	492
	Cabot Corp.	4.000%	7/1/29	240	228
	Carlisle Cos. Inc.	3.500%	12/1/24	150	147
	Carlisle Cos. Inc.	3.750%	12/1/27	650	623
	Carlisle Cos. Inc.	2.750%	3/1/30	675	599
	Celanese US Holdings LLC	6.050%	3/15/25	406	408
	Celanese US Holdings LLC	1.400%	8/5/26	500	456
	Celanese US Holdings LLC	6.165%	7/15/27	1,800	1,846
	Celanese US Holdings LLC	6.350%	11/15/28	800	839

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Celanese US Holdings LLC	6.330%	7/15/29	600	630
Celanese US Holdings LLC	6.550%	11/15/30	800	847
Celanese US Holdings LLC	6.379%	7/15/32	760	804
Celanese US Holdings LLC	6.700%	11/15/33	800	870
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	280
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	350	301
CF Industries Inc.	5.150%	3/15/34	700	694
CF Industries Inc.	4.950%	6/1/43	775	711
CF Industries Inc.	5.375%	3/15/44	700	671
Dow Chemical Co.	4.550%	11/30/25	50	49
Dow Chemical Co.	7.375%	11/1/29	58	66
Dow Chemical Co.	2.100%	11/15/30	750	642
Dow Chemical Co.	6.300%	3/15/33	400	441
Dow Chemical Co.	4.250%	10/1/34	386	370
Dow Chemical Co.	9.400%	5/15/39	556	776
Dow Chemical Co.	5.250%	11/15/41	375	369
Dow Chemical Co.	4.375%	11/15/42	1,300	1,148
Dow Chemical Co.	4.625%	10/1/44	400	367
Dow Chemical Co.	5.550%	11/30/48	1,075	1,101
Dow Chemical Co.	4.800%	5/15/49	725	667
Dow Chemical Co.	3.600%	11/15/50	750	580
Dow Chemical Co.	6.900%	5/15/53	700	845
DuPont de Nemours Inc.	4.493%	11/15/25	1,500	1,491
DuPont de Nemours Inc.	5.319%	11/15/38	1,625	1,668
DuPont de Nemours Inc.	5.419%	11/15/48	1,600	1,671
Eastman Chemical Co.	3.800%	3/15/25	1,073	1,055
Eastman Chemical Co.	4.500%	12/1/28	125	122
Eastman Chemical Co.	5.750%	3/8/33	400	415
Eastman Chemical Co.	4.800%	9/1/42	490	446
Eastman Chemical Co.	4.650%	10/15/44	850	750
Ecolab Inc.	2.700%	11/1/26	600	575
Ecolab Inc.	1.650%	2/1/27	200	184
Ecolab Inc.	3.250%	12/1/27	1,400	1,344
Ecolab Inc.	5.250%	1/15/28	300	310
Ecolab Inc.	4.800%	3/24/30	700	719
Ecolab Inc.	1.300%	1/30/31	500	409
Ecolab Inc.	2.125%	2/1/32	300	256
Ecolab Inc.	2.700%	12/15/51	1,400	957
Ecolab Inc.	2.750%	8/18/55	978	660
EIDP Inc.	1.700%	7/15/25	700	665
EIDP Inc.	4.500%	5/15/26	500	499
EIDP Inc.	2.300%	7/15/30	400	350
EIDP Inc.	4.800%	5/15/33	500	506
FMC Corp.	5.150%	5/18/26	300	300
FMC Corp.	3.200%	10/1/26	300	284
FMC Corp.	3.450%	10/1/29	400	365
FMC Corp.	5.650%	5/18/33	500	497
FMC Corp.	4.500%	10/1/49	400	314
FMC Corp.	6.375%	5/18/53	500	513
Freeport-McMoRan Inc.	5.000%	9/1/27	500	495
Freeport-McMoRan Inc.	4.125%	3/1/28	645	619
Freeport-McMoRan Inc.	4.375%	8/1/28	600	577
Freeport-McMoRan Inc.	5.250%	9/1/29	500	507
Freeport-McMoRan Inc.	4.250%	3/1/30	500	470
Freeport-McMoRan Inc.	4.625%	8/1/30	700	684
Freeport-McMoRan Inc.	5.400%	11/14/34	600	604
Freeport-McMoRan Inc.	5.450%	3/15/43	1,450	1,406
Georgia-Pacific LLC	8.875%	5/15/31	700	875
Huntsman International LLC	4.500%	5/1/29	250	241
Huntsman International LLC	2.950%	6/15/31	300	255
International Flavors & Fragrances Inc.	4.450%	9/26/28	415	405
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	423
International Flavors & Fragrances Inc.	5.000%	9/26/48	500	427
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Paper Co.	5.000%	9/15/35	150	150
	International Paper Co.	6.000%	11/15/41	300	318
	International Paper Co.	4.800%	6/15/44	850	784
	International Paper Co.	4.350%	8/15/48	450	404
	Kinross Gold Corp.	4.500%	7/15/27	100	98
[11]	Kinross Gold Corp.	6.250%	7/15/33	500	524
	Linde Inc.	4.800%	12/5/24	600	599
	Linde Inc.	2.650%	2/5/25	500	488
	Linde Inc.	4.700%	12/5/25	500	501
	Linde Inc.	1.100%	8/10/30	500	415
	Linde Inc.	3.550%	11/7/42	300	250
	Linde Inc.	2.000%	8/10/50	700	413
	LYB International Finance BV	5.250%	7/15/43	700	670
	LYB International Finance BV	4.875%	3/15/44	900	832
	LYB International Finance III LLC	1.250%	10/1/25	1,962	1,833
	LYB International Finance III LLC	2.250%	10/1/30	400	343
	LYB International Finance III LLC	5.625%	5/15/33	156	163
	LYB International Finance III LLC	3.375%	10/1/40	600	461
	LYB International Finance III LLC	4.200%	10/15/49	560	447
	LYB International Finance III LLC	4.200%	5/1/50	850	679
	LYB International Finance III LLC	3.625%	4/1/51	800	584
	LYB International Finance III LLC	3.800%	10/1/60	400	285
	LyondellBasell Industries NV	4.625%	2/26/55	910	792
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	479
[9]	Martin Marietta Materials Inc.	2.500%	3/15/30	375	331
	Martin Marietta Materials Inc.	2.400%	7/15/31	506	431
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	529
	Martin Marietta Materials Inc.	3.200%	7/15/51	743	552
	Mosaic Co.	4.050%	11/15/27	600	585
	Mosaic Co.	5.375%	11/15/28	300	307
	Mosaic Co.	5.450%	11/15/33	100	102
	Mosaic Co.	4.875%	11/15/41	400	359
	Mosaic Co.	5.625%	11/15/43	425	419
	NewMarket Corp.	2.700%	3/18/31	500	421
	Newmont Corp.	2.800%	10/1/29	550	503
	Newmont Corp.	2.250%	10/1/30	1,100	951
	Newmont Corp.	2.600%	7/15/32	800	684
[9]	Newmont Corp.	5.875%	4/1/35	725	780
	Newmont Corp.	6.250%	10/1/39	950	1,054
	Newmont Corp.	5.450%	6/9/44	500	509
	Nucor Corp.	3.950%	5/23/25	200	197
	Nucor Corp.	2.000%	6/1/25	1,014	974
	Nucor Corp.	4.300%	5/23/27	250	247
	Nucor Corp.	2.700%	6/1/30	300	272
	Nucor Corp.	3.125%	4/1/32	500	450
	Nucor Corp.	6.400%	12/1/37	400	455
	Nucor Corp.	2.979%	12/15/55	1,400	951
	Nutrien Ltd.	3.000%	4/1/25	250	243
	Nutrien Ltd.	5.950%	11/7/25	300	305
	Nutrien Ltd.	4.000%	12/15/26	500	489
	Nutrien Ltd.	4.900%	3/27/28	300	303
	Nutrien Ltd.	2.950%	5/13/30	525	475
	Nutrien Ltd.	4.125%	3/15/35	1,250	1,158
	Nutrien Ltd.	5.875%	12/1/36	300	314
	Nutrien Ltd.	5.625%	12/1/40	385	387
	Nutrien Ltd.	4.900%	6/1/43	225	211
	Nutrien Ltd.	5.250%	1/15/45	286	277
	Nutrien Ltd.	5.000%	4/1/49	1,199	1,140
	Nutrien Ltd.	5.800%	3/27/53	434	466
	Packaging Corp. of America	3.400%	12/15/27	400	381
	Packaging Corp. of America	3.000%	12/15/29	950	860
	Packaging Corp. of America	4.050%	12/15/49	600	496
	Packaging Corp. of America	3.050%	10/1/51	100	70
	PPG Industries Inc.	1.200%	3/15/26	500	462
	PPG Industries Inc.	2.550%	6/15/30	600	522
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	675	632
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	800	679

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Alcan Inc.	6.125%	12/15/33	725	794
	Rio Tinto Alcan Inc.	5.750%	6/1/35	450	477
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	248
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	582
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	1,400	958
	Rio Tinto Finance USA plc	5.000%	3/9/33	300	311
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,100	1,067
	Rio Tinto Finance USA plc	4.125%	8/21/42	619	560
	Rio Tinto Finance USA plc	5.125%	3/9/53	500	520
	Rohm & Haas Co.	7.850%	7/15/29	150	169
	RPM International Inc.	3.750%	3/15/27	150	144
	RPM International Inc.	4.550%	3/1/29	275	271
	RPM International Inc.	2.950%	1/15/32	250	211
	RPM International Inc.	5.250%	6/1/45	75	71
	RPM International Inc.	4.250%	1/15/48	450	373
	Sherwin-Williams Co.	3.450%	8/1/25	900	876
	Sherwin-Williams Co.	4.250%	8/8/25	200	198
	Sherwin-Williams Co.	3.950%	1/15/26	600	590
	Sherwin-Williams Co.	3.450%	6/1/27	300	290
	Sherwin-Williams Co.	2.950%	8/15/29	700	649
	Sherwin-Williams Co.	2.300%	5/15/30	500	436
	Sherwin-Williams Co.	2.200%	3/15/32	500	416
	Sherwin-Williams Co.	4.000%	12/15/42	220	184
	Sherwin-Williams Co.	4.550%	8/1/45	270	242
	Sherwin-Williams Co.	4.500%	6/1/47	1,100	1,007
	Sherwin-Williams Co.	3.800%	8/15/49	504	406
	Sherwin-Williams Co.	3.300%	5/15/50	400	295
	Sonoco Products Co.	2.250%	2/1/27	500	460
	Sonoco Products Co.	3.125%	5/1/30	700	632
	Southern Copper Corp.	3.875%	4/23/25	650	637
	Southern Copper Corp.	7.500%	7/27/35	850	984
	Southern Copper Corp.	6.750%	4/16/40	750	839
	Southern Copper Corp.	5.250%	11/8/42	1,300	1,255
	Southern Copper Corp.	5.875%	4/23/45	1,280	1,302
	Steel Dynamics Inc.	2.800%	12/15/24	725	706
	Steel Dynamics Inc.	2.400%	6/15/25	300	287
	Steel Dynamics Inc.	1.650%	10/15/27	1,300	1,158
	Steel Dynamics Inc.	3.250%	1/15/31	1,300	1,180
	Suzano Austria GmbH	6.000%	1/15/29	1,050	1,073
	Suzano Austria GmbH	5.000%	1/15/30	1,200	1,158
	Suzano Austria GmbH	3.750%	1/15/31	1,020	895
[9]	Suzano Austria GmbH	3.125%	1/15/32	850	702
	Suzano International Finance BV	4.000%	1/14/25	250	244
	Suzano International Finance BV	5.500%	1/17/27	1,173	1,187
	Teck Resources Ltd.	3.900%	7/15/30	1,000	930
	Teck Resources Ltd.	6.125%	10/1/35	246	258
	Teck Resources Ltd.	6.000%	8/15/40	485	494
	Teck Resources Ltd.	5.200%	3/1/42	385	357
	Vale Overseas Ltd.	3.750%	7/8/30	1,100	1,009
	Vale Overseas Ltd.	6.125%	6/12/33	1,000	1,036
	Vale Overseas Ltd.	8.250%	1/17/34	375	441
	Vale Overseas Ltd.	6.875%	11/21/36	1,480	1,608
	Vale Overseas Ltd.	6.875%	11/10/39	910	989
	Vale SA	5.625%	9/11/42	238	232
	Vulcan Materials Co.	4.500%	4/1/25	250	247
	Vulcan Materials Co.	3.500%	6/1/30	575	535
	Vulcan Materials Co.	4.500%	6/15/47	1,050	949
	Westlake Corp.	3.375%	6/15/30	400	362
	Westlake Corp.	2.875%	8/15/41	350	248
	Westlake Corp.	5.000%	8/15/46	575	527
	Westlake Corp.	4.375%	11/15/47	435	364
	Westlake Corp.	3.125%	8/15/51	500	332
	Westlake Corp.	3.375%	8/15/61	400	259
	WestRock MWV LLC	8.200%	1/15/30	475	548
	WestRock MWV LLC	7.950%	2/15/31	275	320
	WRKCo Inc.	4.650%	3/15/26	600	596
	WRKCo Inc.	3.375%	9/15/27	1,325	1,252
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	4.000%	3/15/28	800	773
	WRKCo Inc.	3.900%	6/1/28	607	580
	WRKCo Inc.	4.900%	3/15/29	1,325	1,332
	WRKCo Inc.	4.200%	6/1/32	700	672
	WRKCo Inc.	3.000%	6/15/33	1,000	863
	Yamana Gold Inc.	2.630%	8/15/31	180	152
					149,552
Real Estate (0.4%)
	Agree LP	2.000%	6/15/28	500	434
	Agree LP	4.800%	10/1/32	500	473
	Agree LP	2.600%	6/15/33	500	397
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	336
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	195
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,529	1,346
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	490
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	388	389
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	600	541
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	3,000	2,338
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	715	597
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	500	485
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	200	177
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	565	447
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	331
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	215	157
	American Assets Trust LP	3.375%	2/1/31	500	408
	American Homes 4 Rent LP	4.900%	2/15/29	325	322
	American Homes 4 Rent LP	2.375%	7/15/31	675	557
	American Homes 4 Rent LP	3.375%	7/15/51	500	343
	American Tower Corp.	2.950%	1/15/25	885	863
	American Tower Corp.	1.600%	4/15/26	500	463
	American Tower Corp.	1.450%	9/15/26	550	502
	American Tower Corp.	3.375%	10/15/26	1,069	1,025
	American Tower Corp.	2.750%	1/15/27	2,709	2,540
	American Tower Corp.	3.125%	1/15/27	975	922
	American Tower Corp.	3.650%	3/15/27	600	577
	American Tower Corp.	3.550%	7/15/27	1,100	1,056
	American Tower Corp.	3.600%	1/15/28	500	477
	American Tower Corp.	1.500%	1/31/28	1,000	874
	American Tower Corp.	5.800%	11/15/28	600	625
	American Tower Corp.	3.800%	8/15/29	1,475	1,400
	American Tower Corp.	2.900%	1/15/30	1,490	1,331
	American Tower Corp.	2.100%	6/15/30	560	470
	American Tower Corp.	1.875%	10/15/30	700	574
	American Tower Corp.	2.700%	4/15/31	500	430
	American Tower Corp.	2.300%	9/15/31	550	455
	American Tower Corp.	4.050%	3/15/32	600	563
	American Tower Corp.	5.550%	7/15/33	525	544
	American Tower Corp.	3.700%	10/15/49	500	380
	American Tower Corp.	3.100%	6/15/50	560	384
	American Tower Corp.	2.950%	1/15/51	1,000	667
[9]	AvalonBay Communities Inc.	3.450%	6/1/25	425	416
[9]	AvalonBay Communities Inc.	2.950%	5/11/26	250	240
[9]	AvalonBay Communities Inc.	2.900%	10/15/26	50	48
[9]	AvalonBay Communities Inc.	3.200%	1/15/28	350	332
[9]	AvalonBay Communities Inc.	2.300%	3/1/30	500	437

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	AvalonBay Communities Inc.	2.450%	1/15/31	855	736
	AvalonBay Communities Inc.	2.050%	1/15/32	1,500	1,255
	AvalonBay Communities Inc.	5.300%	12/7/33	500	519
[9]	AvalonBay Communities Inc.	3.900%	10/15/46	280	229
	Boston Properties LP	3.200%	1/15/25	550	534
	Boston Properties LP	2.750%	10/1/26	475	441
	Boston Properties LP	6.750%	12/1/27	2,025	2,123
	Boston Properties LP	2.900%	3/15/30	1,000	857
	Boston Properties LP	3.250%	1/30/31	600	515
	Boston Properties LP	2.550%	4/1/32	500	399
	Boston Properties LP	2.450%	10/1/33	186	142
	Boston Properties LP	6.500%	1/15/34	298	314
	Brixmor Operating Partnership LP	3.850%	2/1/25	475	465
	Brixmor Operating Partnership LP	4.125%	6/15/26	400	387
	Brixmor Operating Partnership LP	3.900%	3/15/27	300	286
	Brixmor Operating Partnership LP	2.250%	4/1/28	1,500	1,332
	Brixmor Operating Partnership LP	4.125%	5/15/29	588	560
	Brixmor Operating Partnership LP	4.050%	7/1/30	1,400	1,314
	Camden Property Trust	4.100%	10/15/28	250	243
	Camden Property Trust	3.150%	7/1/29	100	93
	Camden Property Trust	3.350%	11/1/49	800	600
	CBRE Services Inc.	4.875%	3/1/26	625	625
	CBRE Services Inc.	2.500%	4/1/31	500	423
	CBRE Services Inc.	5.950%	8/15/34	600	631
	Corporate Office Properties LP	2.900%	12/1/33	1,975	1,552
	Crown Castle Inc.	1.350%	7/15/25	522	493
	Crown Castle Inc.	4.450%	2/15/26	1,405	1,384
	Crown Castle Inc.	3.700%	6/15/26	1,175	1,135
	Crown Castle Inc.	1.050%	7/15/26	500	452
	Crown Castle Inc.	4.000%	3/1/27	300	290
	Crown Castle Inc.	2.900%	3/15/27	700	655
	Crown Castle Inc.	3.650%	9/1/27	1,190	1,132
	Crown Castle Inc.	3.800%	2/15/28	525	500
	Crown Castle Inc.	4.800%	9/1/28	600	592
	Crown Castle Inc.	3.100%	11/15/29	400	358
	Crown Castle Inc.	3.300%	7/1/30	1,300	1,166
	Crown Castle Inc.	2.250%	1/15/31	1,250	1,036
	Crown Castle Inc.	2.100%	4/1/31	500	407
	Crown Castle Inc.	2.500%	7/15/31	600	501
	Crown Castle Inc.	5.100%	5/1/33	600	596
	Crown Castle Inc.	2.900%	4/1/41	1,300	930
	Crown Castle Inc.	4.750%	5/15/47	300	260
	Crown Castle Inc.	5.200%	2/15/49	430	407
	Crown Castle Inc.	4.150%	7/1/50	700	567
	Crown Castle Inc.	3.250%	1/15/51	1,200	841
	CubeSmart LP	4.000%	11/15/25	160	156
	CubeSmart LP	3.125%	9/1/26	425	403
	CubeSmart LP	2.250%	12/15/28	500	442
	CubeSmart LP	4.375%	2/15/29	150	146
	CubeSmart LP	3.000%	2/15/30	500	443
	CubeSmart LP	2.000%	2/15/31	300	245
	CubeSmart LP	2.500%	2/15/32	500	415
	Digital Realty Trust LP	5.550%	1/15/28	500	510
	Digital Realty Trust LP	4.450%	7/15/28	1,350	1,322
	Digital Realty Trust LP	3.600%	7/1/29	700	658
	EPR Properties	4.500%	6/1/27	564	530
	EPR Properties	3.750%	8/15/29	686	603
	EPR Properties	3.600%	11/15/31	545	452
	Equinix Inc.	1.250%	7/15/25	500	471
	Equinix Inc.	1.000%	9/15/25	500	467
	Equinix Inc.	1.450%	5/15/26	420	388
	Equinix Inc.	2.900%	11/18/26	1,250	1,189
	Equinix Inc.	1.800%	7/15/27	1,150	1,043
	Equinix Inc.	1.550%	3/15/28	116	102
	Equinix Inc.	2.000%	5/15/28	250	223
	Equinix Inc.	3.200%	11/18/29	2,000	1,840
	Equinix Inc.	2.150%	7/15/30	825	701
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	3.000%	7/15/50	400	273
	Equinix Inc.	2.950%	9/15/51	400	267
	Equinix Inc.	3.400%	2/15/52	725	531
	ERP Operating LP	3.375%	6/1/25	350	342
	ERP Operating LP	2.850%	11/1/26	1,300	1,235
	ERP Operating LP	3.500%	3/1/28	500	478
	ERP Operating LP	4.150%	12/1/28	300	295
	ERP Operating LP	3.000%	7/1/29	250	231
	ERP Operating LP	2.500%	2/15/30	300	266
	ERP Operating LP	1.850%	8/1/31	600	493
	ERP Operating LP	4.500%	7/1/44	600	532
	ERP Operating LP	4.500%	6/1/45	350	300
	ERP Operating LP	4.000%	8/1/47	105	85
	Essex Portfolio LP	3.500%	4/1/25	200	196
	Essex Portfolio LP	3.375%	4/15/26	963	929
	Essex Portfolio LP	4.000%	3/1/29	280	267
	Essex Portfolio LP	3.000%	1/15/30	405	361
	Essex Portfolio LP	1.650%	1/15/31	877	697
	Essex Portfolio LP	2.650%	3/15/32	455	381
	Essex Portfolio LP	4.500%	3/15/48	1,000	858
	Extra Space Storage LP	3.500%	7/1/26	475	457
	Extra Space Storage LP	3.875%	12/15/27	100	96
	Extra Space Storage LP	5.700%	4/1/28	300	308
	Extra Space Storage LP	3.900%	4/1/29	500	474
	Extra Space Storage LP	4.000%	6/15/29	125	119
	Extra Space Storage LP	5.500%	7/1/30	500	511
	Extra Space Storage LP	2.200%	10/15/30	510	424
	Extra Space Storage LP	5.900%	1/15/31	300	314
	Extra Space Storage LP	2.550%	6/1/31	500	414
	Extra Space Storage LP	2.400%	10/15/31	950	783
	Extra Space Storage LP	2.350%	3/15/32	700	571
	Federal Realty OP LP	3.250%	7/15/27	225	211
	Federal Realty OP LP	5.375%	5/1/28	400	404
	Federal Realty OP LP	3.200%	6/15/29	75	68
	Federal Realty OP LP	4.500%	12/1/44	825	690
	GLP Capital LP	5.250%	6/1/25	625	623
	GLP Capital LP	5.375%	4/15/26	1,100	1,095
	GLP Capital LP	5.750%	6/1/28	100	101
	GLP Capital LP	5.300%	1/15/29	575	573
	GLP Capital LP	4.000%	1/15/30	570	520
	GLP Capital LP	4.000%	1/15/31	800	721
	Healthcare Realty Holdings LP	3.500%	8/1/26	877	838
	Healthcare Realty Holdings LP	3.750%	7/1/27	400	379
	Healthcare Realty Holdings LP	3.100%	2/15/30	395	346
	Healthcare Realty Holdings LP	2.000%	3/15/31	500	402
	Healthpeak OP LLC	3.400%	2/1/25	213	208
	Healthpeak OP LLC	3.250%	7/15/26	150	144
	Healthpeak OP LLC	3.500%	7/15/29	500	466
	Healthpeak OP LLC	3.000%	1/15/30	2,000	1,782
	Healthpeak OP LLC	2.875%	1/15/31	100	87
	Healthpeak OP LLC	5.250%	12/15/32	500	506
	Healthpeak OP LLC	6.750%	2/1/41	175	196
	Highwoods Realty LP	4.125%	3/15/28	850	782
	Highwoods Realty LP	3.050%	2/15/30	500	414
[9]	Host Hotels & Resorts LP	4.000%	6/15/25	728	711
[9]	Host Hotels & Resorts LP	3.375%	12/15/29	400	360
[9]	Host Hotels & Resorts LP	3.500%	9/15/30	713	638
[9]	Host Hotels & Resorts LP	2.900%	12/15/31	394	331
	Hudson Pacific Properties LP	3.950%	11/1/27	250	211
	Hudson Pacific Properties LP	5.950%	2/15/28	500	447
	Hudson Pacific Properties LP	4.650%	4/1/29	200	164
	Hudson Pacific Properties LP	3.250%	1/15/30	240	180
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	675	601
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	118	119

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Invitation Homes Operating Partnership LP	5.500%	8/15/33	228	228
Invitation Homes Operating Partnership LP	2.700%	1/15/34	675	542
Kilroy Realty LP	3.450%	12/15/24	850	829
Kilroy Realty LP	4.750%	12/15/28	350	333
Kilroy Realty LP	2.500%	11/15/32	500	379
Kilroy Realty LP	2.650%	11/15/33	1,500	1,138
Kimco Realty OP LLC	4.450%	1/15/24	75	75
Kimco Realty OP LLC	3.300%	2/1/25	500	489
Kimco Realty OP LLC	2.800%	10/1/26	1,294	1,220
Kimco Realty OP LLC	2.700%	10/1/30	250	217
Kimco Realty OP LLC	2.250%	12/1/31	500	408
Kimco Realty OP LLC	3.200%	4/1/32	500	436
Kimco Realty OP LLC	4.600%	2/1/33	575	555
Kimco Realty OP LLC	4.250%	4/1/45	425	345
Kimco Realty OP LLC	4.450%	9/1/47	250	208
Kite Realty Group LP	4.000%	10/1/26	725	686
LXP Industrial Trust	6.750%	11/15/28	240	252
LXP Industrial Trust	2.700%	9/15/30	500	415
Mid-America Apartments LP	3.600%	6/1/27	1,431	1,382
Mid-America Apartments LP	2.750%	3/15/30	295	259
Mid-America Apartments LP	1.700%	2/15/31	900	732
Mid-America Apartments LP	2.875%	9/15/51	500	328
National Health Investors Inc.	3.000%	2/1/31	1,000	803
NNN REIT Inc.	4.000%	11/15/25	450	441
NNN REIT Inc.	3.600%	12/15/26	449	429
NNN REIT Inc.	3.500%	10/15/27	550	520
NNN REIT Inc.	4.300%	10/15/28	300	291
NNN REIT Inc.	2.500%	4/15/30	325	280
NNN REIT Inc.	5.600%	10/15/33	400	414
NNN REIT Inc.	4.800%	10/15/48	250	220
NNN REIT Inc.	3.100%	4/15/50	500	331
NNN REIT Inc.	3.500%	4/15/51	500	366
NNN REIT Inc.	3.000%	4/15/52	500	327
Omega Healthcare Investors Inc.	4.500%	1/15/25	281	276
Omega Healthcare Investors Inc.	5.250%	1/15/26	475	472
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	290
Omega Healthcare Investors Inc.	3.625%	10/1/29	2,000	1,770
Omega Healthcare Investors Inc.	3.375%	2/1/31	750	636
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	408
Physicians Realty LP	4.300%	3/15/27	744	724
Physicians Realty LP	3.950%	1/15/28	300	285
Physicians Realty LP	2.625%	11/1/31	437	360
Piedmont Operating Partnership LP	9.250%	7/20/28	320	338
Piedmont Operating Partnership LP	3.150%	8/15/30	250	190
Piedmont Operating Partnership LP	2.750%	4/1/32	262	182
Prologis LP	3.250%	6/30/26	1,075	1,040
Prologis LP	3.250%	10/1/26	583	563
Prologis LP	2.125%	4/15/27	1,211	1,118
Prologis LP	3.375%	12/15/27	250	238
Prologis LP	4.875%	6/15/28	500	507
Prologis LP	3.875%	9/15/28	300	290
Prologis LP	4.000%	9/15/28	500	489
Prologis LP	4.375%	2/1/29	50	49
Prologis LP	2.875%	11/15/29	250	228
Prologis LP	2.250%	4/15/30	400	350
Prologis LP	1.750%	7/1/30	750	629
Prologis LP	1.250%	10/15/30	1,214	983
Prologis LP	1.625%	3/15/31	1,000	811
Prologis LP	2.250%	1/15/32	400	335
Prologis LP	4.750%	6/15/33	200	203
Prologis LP	5.125%	1/15/34	380	392
Prologis LP	4.375%	9/15/48	300	267
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	3.050%	3/1/50	175	125
Prologis LP	3.000%	4/15/50	510	366
Prologis LP	2.125%	10/15/50	500	296
Prologis LP	5.250%	6/15/53	700	731
Public Storage Operating Co.	1.500%	11/9/26	575	528
Public Storage Operating Co.	3.094%	9/15/27	300	286
Public Storage Operating Co.	1.850%	5/1/28	600	540
Public Storage Operating Co.	1.950%	11/9/28	575	513
Public Storage Operating Co.	5.125%	1/15/29	350	362
Public Storage Operating Co.	3.385%	5/1/29	420	401
Public Storage Operating Co.	2.300%	5/1/31	1,000	865
Public Storage Operating Co.	2.250%	11/9/31	375	321
Public Storage Operating Co.	5.100%	8/1/33	525	544
Public Storage Operating Co.	5.350%	8/1/53	490	513
Realty Income Corp.	3.875%	4/15/25	200	197
Realty Income Corp.	4.625%	11/1/25	738	733
Realty Income Corp.	4.875%	6/1/26	350	350
Realty Income Corp.	4.125%	10/15/26	775	761
Realty Income Corp.	3.000%	1/15/27	525	498
Realty Income Corp.	3.950%	8/15/27	475	462
Realty Income Corp.	3.400%	1/15/28	1,000	952
Realty Income Corp.	3.650%	1/15/28	1,290	1,239
Realty Income Corp.	2.200%	6/15/28	500	448
Realty Income Corp.	3.250%	6/15/29	575	537
Realty Income Corp.	3.100%	12/15/29	500	459
Realty Income Corp.	3.250%	1/15/31	831	756
Realty Income Corp.	2.850%	12/15/32	500	426
Realty Income Corp.	1.800%	3/15/33	500	389
Realty Income Corp.	4.900%	7/15/33	300	300
Realty Income Corp.	4.650%	3/15/47	820	766
Regency Centers LP	3.600%	2/1/27	340	327
Regency Centers LP	4.125%	3/15/28	250	240
Regency Centers LP	2.950%	9/15/29	400	359
Regency Centers LP	4.400%	2/1/47	400	332
Rexford Industrial Realty LP	5.000%	6/15/28	300	301
Rexford Industrial Realty LP	2.150%	9/1/31	650	521
Sabra Health Care LP	5.125%	8/15/26	1,332	1,311
Safehold GL Holdings LLC	2.850%	1/15/32	650	529
Simon Property Group LP	3.500%	9/1/25	700	685
Simon Property Group LP	3.300%	1/15/26	195	189
Simon Property Group LP	3.250%	11/30/26	300	288
Simon Property Group LP	1.375%	1/15/27	500	457
Simon Property Group LP	3.375%	6/15/27	820	786
Simon Property Group LP	3.375%	12/1/27	1,000	955
Simon Property Group LP	1.750%	2/1/28	500	449
Simon Property Group LP	2.450%	9/13/29	1,595	1,420
Simon Property Group LP	2.650%	7/15/30	500	443
Simon Property Group LP	2.200%	2/1/31	600	503
Simon Property Group LP	2.250%	1/15/32	500	416
Simon Property Group LP	2.650%	2/1/32	700	598
Simon Property Group LP	6.250%	1/15/34	400	436
Simon Property Group LP	6.750%	2/1/40	500	567
Simon Property Group LP	4.750%	3/15/42	350	320
Simon Property Group LP	4.250%	11/30/46	425	358
Simon Property Group LP	3.250%	9/13/49	900	652
Simon Property Group LP	3.800%	7/15/50	1,500	1,188
Simon Property Group LP	6.650%	1/15/54	400	473
SITE Centers Corp.	3.625%	2/1/25	463	450
SITE Centers Corp.	4.250%	2/1/26	250	244
SITE Centers Corp.	4.700%	6/1/27	1,000	984
Spirit Realty LP	3.200%	1/15/27	315	298
Spirit Realty LP	2.100%	3/15/28	1,200	1,065
Spirit Realty LP	4.000%	7/15/29	245	232
Spirit Realty LP	3.400%	1/15/30	520	473
STORE Capital Corp.	4.500%	3/15/28	225	209
STORE Capital Corp.	4.625%	3/15/29	300	275
Sun Communities Operating LP	2.300%	11/1/28	725	636

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sun Communities Operating LP	2.700%	7/15/31	500	417
	Sun Communities Operating LP	4.200%	4/15/32	500	457
	Sun Communities Operating LP	5.700%	1/15/33	500	509
	Tanger Properties LP	3.125%	9/1/26	723	677
	Tanger Properties LP	3.875%	7/15/27	250	229
[9]	UDR Inc.	2.950%	9/1/26	600	569
[9]	UDR Inc.	3.500%	7/1/27	150	143
[9]	UDR Inc.	3.500%	1/15/28	50	47
[9]	UDR Inc.	3.200%	1/15/30	240	218
[9]	UDR Inc.	2.100%	8/1/32	1,175	924
[9]	UDR Inc.	1.900%	3/15/33	1,000	765
	UDR Inc.	3.100%	11/1/34	265	219
	Ventas Realty LP	2.650%	1/15/25	456	442
	Ventas Realty LP	3.500%	2/1/25	59	58
	Ventas Realty LP	3.850%	4/1/27	275	264
	Ventas Realty LP	3.000%	1/15/30	325	287
	Ventas Realty LP	5.700%	9/30/43	325	313
	Ventas Realty LP	4.875%	4/15/49	650	568
	VICI Properties LP	4.750%	2/15/28	900	885
	VICI Properties LP	4.950%	2/15/30	900	873
	VICI Properties LP	5.125%	5/15/32	900	878
	VICI Properties LP	5.625%	5/15/52	700	671
	Welltower OP LLC	3.625%	3/15/24	225	224
	Welltower OP LLC	4.000%	6/1/25	1,264	1,242
	Welltower OP LLC	4.250%	4/1/26	856	843
	Welltower OP LLC	2.700%	2/15/27	662	622
	Welltower OP LLC	4.250%	4/15/28	750	736
	Welltower OP LLC	4.125%	3/15/29	500	482
	Welltower OP LLC	3.100%	1/15/30	1,250	1,128
	Welltower OP LLC	2.750%	1/15/31	500	435
	Welltower OP LLC	2.800%	6/1/31	700	611
	Welltower OP LLC	2.750%	1/15/32	525	447
	Welltower OP LLC	3.850%	6/15/32	500	463
	Welltower OP LLC	6.500%	3/15/41	200	221
	Welltower OP LLC	4.950%	9/1/48	400	379
	Weyerhaeuser Co.	4.750%	5/15/26	253	252
	Weyerhaeuser Co.	4.000%	11/15/29	750	717
	Weyerhaeuser Co.	4.000%	4/15/30	800	763
	Weyerhaeuser Co.	7.375%	3/15/32	219	254
	Weyerhaeuser Co.	3.375%	3/9/33	438	389
	Weyerhaeuser Co.	4.000%	3/9/52	500	411
	WP Carey Inc.	4.000%	2/1/25	200	197
	WP Carey Inc.	4.250%	10/1/26	300	293
	WP Carey Inc.	3.850%	7/15/29	200	188
	WP Carey Inc.	2.250%	4/1/33	1,000	781
					189,615
Technology (0.9%)
	Adobe Inc.	1.900%	2/1/25	100	97
	Adobe Inc.	3.250%	2/1/25	800	786
	Adobe Inc.	2.150%	2/1/27	500	469
	Adobe Inc.	2.300%	2/1/30	1,060	951
	Amdocs Ltd.	2.538%	6/15/30	600	517
	Analog Devices Inc.	2.950%	4/1/25	300	294
	Analog Devices Inc.	3.500%	12/5/26	500	489
	Analog Devices Inc.	3.450%	6/15/27	250	242
	Analog Devices Inc.	1.700%	10/1/28	800	711
	Analog Devices Inc.	2.100%	10/1/31	900	767
	Analog Devices Inc.	2.800%	10/1/41	1,050	785
	Analog Devices Inc.	2.950%	10/1/51	950	682
	Apple Inc.	2.750%	1/13/25	1,200	1,176
	Apple Inc.	1.125%	5/11/25	6,450	6,151
	Apple Inc.	0.550%	8/20/25	1,000	940
	Apple Inc.	0.700%	2/8/26	2,200	2,038
	Apple Inc.	3.250%	2/23/26	3,805	3,714
	Apple Inc.	2.450%	8/4/26	500	477
	Apple Inc.	2.050%	9/11/26	3,000	2,829
	Apple Inc.	3.350%	2/9/27	200	195
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.200%	5/11/27	2,700	2,615
	Apple Inc.	2.900%	9/12/27	2,331	2,231
	Apple Inc.	3.000%	11/13/27	1,025	983
	Apple Inc.	1.200%	2/8/28	2,200	1,959
	Apple Inc.	4.000%	5/10/28	1,525	1,521
	Apple Inc.	1.400%	8/5/28	2,000	1,771
	Apple Inc.	2.200%	9/11/29	1,475	1,335
	Apple Inc.	4.150%	5/10/30	408	410
	Apple Inc.	1.650%	5/11/30	2,000	1,712
	Apple Inc.	1.250%	8/20/30	1,000	831
	Apple Inc.	1.650%	2/8/31	2,500	2,108
	Apple Inc.	1.700%	8/5/31	900	753
	Apple Inc.	4.300%	5/10/33	816	828
	Apple Inc.	4.500%	2/23/36	825	844
	Apple Inc.	2.375%	2/8/41	1,300	954
	Apple Inc.	3.850%	5/4/43	2,825	2,515
	Apple Inc.	4.450%	5/6/44	625	608
	Apple Inc.	3.450%	2/9/45	1,594	1,330
	Apple Inc.	4.375%	5/13/45	1,775	1,688
	Apple Inc.	4.650%	2/23/46	3,720	3,670
	Apple Inc.	3.850%	8/4/46	1,750	1,526
	Apple Inc.	3.750%	9/12/47	842	721
	Apple Inc.	3.750%	11/13/47	1,000	855
	Apple Inc.	2.950%	9/11/49	1,600	1,177
	Apple Inc.	2.650%	5/11/50	1,855	1,279
	Apple Inc.	2.400%	8/20/50	1,732	1,136
	Apple Inc.	2.650%	2/8/51	2,700	1,854
	Apple Inc.	2.700%	8/5/51	1,600	1,103
	Apple Inc.	3.950%	8/8/52	1,500	1,316
	Apple Inc.	4.850%	5/10/53	1,019	1,040
	Apple Inc.	2.550%	8/20/60	1,100	726
	Apple Inc.	2.800%	2/8/61	2,000	1,363
	Apple Inc.	2.850%	8/5/61	1,300	890
	Applied Materials Inc.	3.900%	10/1/25	456	450
	Applied Materials Inc.	3.300%	4/1/27	1,065	1,032
	Applied Materials Inc.	1.750%	6/1/30	350	298
	Applied Materials Inc.	5.100%	10/1/35	400	420
	Applied Materials Inc.	5.850%	6/15/41	250	276
	Applied Materials Inc.	4.350%	4/1/47	1,225	1,157
	Applied Materials Inc.	2.750%	6/1/50	550	398
	Arrow Electronics Inc.	4.000%	4/1/25	300	294
	Arrow Electronics Inc.	3.875%	1/12/28	400	380
	Arrow Electronics Inc.	2.950%	2/15/32	400	339
	Autodesk Inc.	4.375%	6/15/25	250	248
	Autodesk Inc.	3.500%	6/15/27	375	364
	Autodesk Inc.	2.850%	1/15/30	360	325
	Autodesk Inc.	2.400%	12/15/31	900	770
	Automatic Data Processing Inc.	3.375%	9/15/25	825	809
	Automatic Data Processing Inc.	1.700%	5/15/28	1,000	902
	Automatic Data Processing Inc.	1.250%	9/1/30	1,100	916
	Avnet Inc.	4.625%	4/15/26	450	445
	Avnet Inc.	6.250%	3/15/28	419	434
	Avnet Inc.	3.000%	5/15/31	200	169
	Block Financial LLC	5.250%	10/1/25	350	348
	Block Financial LLC	2.500%	7/15/28	400	357
	Block Financial LLC	3.875%	8/15/30	600	549
	Booz Allen Hamilton Inc.	5.950%	8/4/33	550	581
	Broadcom Corp.	3.875%	1/15/27	3,150	3,074
	Broadcom Corp.	3.500%	1/15/28	800	767
	Broadcom Inc.	3.150%	11/15/25	1,233	1,195
	Broadcom Inc.	3.459%	9/15/26	588	568
[11]	Broadcom Inc.	1.950%	2/15/28	600	539
	Broadcom Inc.	4.110%	9/15/28	1,865	1,823
[11]	Broadcom Inc.	4.000%	4/15/29	500	483
	Broadcom Inc.	4.750%	4/15/29	1,500	1,503
	Broadcom Inc.	5.000%	4/15/30	550	559
	Broadcom Inc.	4.150%	11/15/30	2,000	1,911

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Broadcom Inc.	2.450%	2/15/31	2,200	1,882
	Broadcom Inc.	4.300%	11/15/32	1,500	1,438
[11]	Broadcom Inc.	2.600%	2/15/33	1,500	1,235
[11]	Broadcom Inc.	3.419%	4/15/33	1,892	1,662
[11]	Broadcom Inc.	3.469%	4/15/34	2,152	1,873
[11]	Broadcom Inc.	3.137%	11/15/35	1,610	1,322
[11]	Broadcom Inc.	3.187%	11/15/36	2,800	2,272
[11]	Broadcom Inc.	4.926%	5/15/37	2,850	2,757
[11]	Broadcom Inc.	3.500%	2/15/41	2,100	1,667
[11]	Broadcom Inc.	3.750%	2/15/51	1,500	1,182
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	308
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	375	336
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	900	769
	CDW LLC	4.125%	5/1/25	300	294
	CDW LLC	4.250%	4/1/28	347	333
	CDW LLC	3.250%	2/15/29	487	445
	CGI Inc.	1.450%	9/14/26	1,200	1,088
	CGI Inc.	2.300%	9/14/31	400	326
	Cintas Corp. No. 2	3.700%	4/1/27	1,373	1,344
	Cintas Corp. No. 2	4.000%	5/1/32	650	628
	Cisco Systems Inc.	2.950%	2/28/26	1,550	1,501
	Cisco Systems Inc.	2.500%	9/20/26	1,350	1,288
	Cisco Systems Inc.	5.900%	2/15/39	1,400	1,554
	Cisco Systems Inc.	5.500%	1/15/40	1,275	1,358
	Concentrix Corp.	6.650%	8/2/26	1,000	1,025
	Concentrix Corp.	6.600%	8/2/28	1,000	1,031
	Concentrix Corp.	6.850%	8/2/33	950	977
	Corning Inc.	4.700%	3/15/37	750	715
	Corning Inc.	5.750%	8/15/40	665	682
	Corning Inc.	4.750%	3/15/42	300	280
	Corning Inc.	4.375%	11/15/57	775	677
	Corning Inc.	5.850%	11/15/68	400	401
	Corning Inc.	5.450%	11/15/79	700	677
	Dell Inc.	7.100%	4/15/28	70	75
	Dell Inc.	6.500%	4/15/38	400	428
	Dell International LLC	5.850%	7/15/25	700	707
	Dell International LLC	6.020%	6/15/26	3,619	3,703
	Dell International LLC	4.900%	10/1/26	1,000	1,002
	Dell International LLC	6.100%	7/15/27	800	833
	Dell International LLC	5.250%	2/1/28	885	908
	Dell International LLC	5.300%	10/1/29	1,350	1,391
	Dell International LLC	6.200%	7/15/30	475	510
	Dell International LLC	5.750%	2/1/33	700	737
	Dell International LLC	8.100%	7/15/36	972	1,194
	Dell International LLC	3.375%	12/15/41	500	379
	Dell International LLC	8.350%	7/15/46	571	753
	Dell International LLC	3.450%	12/15/51	1,200	869
	DXC Technology Co.	1.800%	9/15/26	700	639
	DXC Technology Co.	2.375%	9/15/28	2,600	2,276
	Equifax Inc.	2.600%	12/1/24	200	195
	Equifax Inc.	2.600%	12/15/25	375	358
	Equifax Inc.	5.100%	6/1/28	1,500	1,513
	Equifax Inc.	3.100%	5/15/30	445	399
	Equifax Inc.	2.350%	9/15/31	900	748
	Fidelity National Information Services Inc.	1.150%	3/1/26	900	832
	Fidelity National Information Services Inc.	1.650%	3/1/28	700	624
	Fidelity National Information Services Inc.	3.750%	5/21/29	250	241
	Fidelity National Information Services Inc.	2.250%	3/1/31	700	592
	Fidelity National Information Services Inc.	3.100%	3/1/41	700	521
	Fiserv Inc.	3.850%	6/1/25	767	753
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	3.200%	7/1/26	2,100	2,021
Fiserv Inc.	2.250%	6/1/27	1,550	1,436
Fiserv Inc.	4.200%	10/1/28	800	783
Fiserv Inc.	3.500%	7/1/29	2,505	2,359
Fiserv Inc.	2.650%	6/1/30	1,900	1,674
Fiserv Inc.	5.625%	8/21/33	472	494
Fiserv Inc.	4.400%	7/1/49	1,650	1,458
Flex Ltd.	4.750%	6/15/25	25	25
Flex Ltd.	4.875%	6/15/29	514	505
Fortinet Inc.	1.000%	3/15/26	500	458
Fortinet Inc.	2.200%	3/15/31	500	418
Global Payments Inc.	2.650%	2/15/25	1,425	1,381
Global Payments Inc.	1.200%	3/1/26	1,000	919
Global Payments Inc.	4.800%	4/1/26	600	595
Global Payments Inc.	2.150%	1/15/27	700	644
Global Payments Inc.	4.950%	8/15/27	250	251
Global Payments Inc.	4.450%	6/1/28	300	292
Global Payments Inc.	3.200%	8/15/29	1,600	1,450
Global Payments Inc.	2.900%	5/15/30	500	439
Global Payments Inc.	2.900%	11/15/31	800	684
Global Payments Inc.	5.400%	8/15/32	650	657
Global Payments Inc.	4.150%	8/15/49	800	634
Global Payments Inc.	5.950%	8/15/52	530	542
Harman International Industries Inc.	4.150%	5/15/25	351	346
Hewlett Packard Enterprise Co.	4.900%	10/15/25	1,600	1,594
Hewlett Packard Enterprise Co.	1.750%	4/1/26	440	410
Hewlett Packard Enterprise Co.	5.250%	7/1/28	1,000	1,023
Hewlett Packard Enterprise Co.	6.200%	10/15/35	950	1,043
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,350	1,458
HP Inc.	2.200%	6/17/25	1,925	1,845
HP Inc.	1.450%	6/17/26	900	829
HP Inc.	3.000%	6/17/27	900	851
HP Inc.	4.750%	1/15/28	675	676
HP Inc.	4.000%	4/15/29	800	777
HP Inc.	3.400%	6/17/30	800	731
HP Inc.	2.650%	6/17/31	900	767
HP Inc.	4.200%	4/15/32	800	759
HP Inc.	5.500%	1/15/33	500	513
HP Inc.	6.000%	9/15/41	910	961
Hubbell Inc.	3.350%	3/1/26	300	291
Hubbell Inc.	3.150%	8/15/27	275	261
Hubbell Inc.	3.500%	2/15/28	400	383
Intel Corp.	3.400%	3/25/25	1,050	1,032
Intel Corp.	3.700%	7/29/25	1,655	1,629
Intel Corp.	2.600%	5/19/26	690	660
Intel Corp.	3.750%	3/25/27	1,750	1,714
Intel Corp.	3.750%	8/5/27	400	392
Intel Corp.	4.875%	2/10/28	1,500	1,525
Intel Corp.	1.600%	8/12/28	900	796
Intel Corp.	2.450%	11/15/29	1,400	1,261
Intel Corp.	5.125%	2/10/30	1,000	1,038
Intel Corp.	3.900%	3/25/30	1,240	1,202
Intel Corp.	2.000%	8/12/31	1,000	845
Intel Corp.	4.150%	8/5/32	875	856
Intel Corp.	4.000%	12/15/32	1,125	1,087
Intel Corp.	5.200%	2/10/33	1,850	1,933
Intel Corp.	4.600%	3/25/40	1,000	974
Intel Corp.	2.800%	8/12/41	700	526
Intel Corp.	4.800%	10/1/41	1,065	1,040
Intel Corp.	4.100%	5/19/46	1,350	1,189
Intel Corp.	4.100%	5/11/47	800	697
Intel Corp.	3.734%	12/8/47	2,200	1,793
Intel Corp.	3.250%	11/15/49	600	446
Intel Corp.	4.750%	3/25/50	2,185	2,071
Intel Corp.	3.050%	8/12/51	1,000	707
Intel Corp.	4.900%	8/5/52	1,100	1,078

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	5.700%	2/10/53	3,084	3,337
Intel Corp.	3.100%	2/15/60	700	483
Intel Corp.	3.200%	8/12/61	700	484
Intel Corp.	5.050%	8/5/62	1,000	989
Intel Corp.	5.900%	2/10/63	985	1,098
International Business Machines Corp.	4.500%	2/6/26	850	847
International Business Machines Corp.	3.450%	2/19/26	900	877
International Business Machines Corp.	3.300%	5/15/26	2,365	2,297
International Business Machines Corp.	1.700%	5/15/27	3,300	3,012
International Business Machines Corp.	4.500%	2/6/28	1,000	1,006
International Business Machines Corp.	3.500%	5/15/29	2,975	2,838
International Business Machines Corp.	1.950%	5/15/30	2,000	1,720
International Business Machines Corp.	4.750%	2/6/33	1,000	1,014
International Business Machines Corp.	4.150%	5/15/39	1,350	1,226
International Business Machines Corp.	5.600%	11/30/39	414	439
International Business Machines Corp.	2.850%	5/15/40	970	725
International Business Machines Corp.	4.000%	6/20/42	730	637
International Business Machines Corp.	4.250%	5/15/49	2,800	2,460
International Business Machines Corp.	2.950%	5/15/50	545	376
International Business Machines Corp.	3.430%	2/9/52	425	317
International Business Machines Corp.	4.900%	7/27/52	714	687
International Business Machines Corp.	5.100%	2/6/53	1,450	1,458
Intuit Inc.	0.950%	7/15/25	250	236
Intuit Inc.	1.350%	7/15/27	400	361
Intuit Inc.	1.650%	7/15/30	700	588
Intuit Inc.	5.200%	9/15/33	1,000	1,048
Intuit Inc.	5.500%	9/15/53	990	1,086
Jabil Inc.	3.950%	1/12/28	400	381
Jabil Inc.	3.600%	1/15/30	500	452
Jabil Inc.	3.000%	1/15/31	450	390
Juniper Networks Inc.	1.200%	12/10/25	500	463
Juniper Networks Inc.	3.750%	8/15/29	500	475
Juniper Networks Inc.	2.000%	12/10/30	500	405
Juniper Networks Inc.	5.950%	3/15/41	150	154
KLA Corp.	4.100%	3/15/29	300	299
KLA Corp.	4.650%	7/15/32	900	920
KLA Corp.	5.000%	3/15/49	800	795
KLA Corp.	3.300%	3/1/50	700	535
KLA Corp.	4.950%	7/15/52	1,000	1,011
KLA Corp.	5.250%	7/15/62	750	779
Kyndryl Holdings Inc.	2.050%	10/15/26	300	273
Kyndryl Holdings Inc.	2.700%	10/15/28	100	88
Kyndryl Holdings Inc.	3.150%	10/15/31	600	503
Kyndryl Holdings Inc.	4.100%	10/15/41	400	302
Lam Research Corp.	3.800%	3/15/25	501	495
Lam Research Corp.	3.750%	3/15/26	600	589
Lam Research Corp.	4.000%	3/15/29	600	592
Lam Research Corp.	1.900%	6/15/30	785	675
Lam Research Corp.	4.875%	3/15/49	500	499
Lam Research Corp.	2.875%	6/15/50	500	357
Lam Research Corp.	3.125%	6/15/60	400	278
Legrand France SA	8.500%	2/15/25	300	312
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Leidos Inc.	3.625%	5/15/25	355	346
	Leidos Inc.	4.375%	5/15/30	1,200	1,148
	Leidos Inc.	2.300%	2/15/31	800	669
	Marvell Technology Inc.	2.450%	4/15/28	400	362
[9]	Marvell Technology Inc.	4.875%	6/22/28	300	299
	Marvell Technology Inc.	2.950%	4/15/31	300	262
	Microchip Technology Inc.	4.250%	9/1/25	1,000	985
	Micron Technology Inc.	4.975%	2/6/26	275	275
	Micron Technology Inc.	4.185%	2/15/27	750	736
	Micron Technology Inc.	5.375%	4/15/28	800	814
	Micron Technology Inc.	5.327%	2/6/29	575	586
	Micron Technology Inc.	6.750%	11/1/29	415	448
	Micron Technology Inc.	4.663%	2/15/30	300	294
	Micron Technology Inc.	2.703%	4/15/32	700	588
	Micron Technology Inc.	5.875%	2/9/33	709	740
	Micron Technology Inc.	5.875%	9/15/33	700	728
	Micron Technology Inc.	3.366%	11/1/41	500	376
	Micron Technology Inc.	3.477%	11/1/51	500	365
	Microsoft Corp.	3.125%	11/3/25	2,270	2,217
	Microsoft Corp.	2.400%	8/8/26	3,700	3,531
[11]	Microsoft Corp.	3.400%	9/15/26	1,047	1,020
	Microsoft Corp.	3.300%	2/6/27	3,800	3,704
[11]	Microsoft Corp.	1.350%	9/15/30	1,000	832
	Microsoft Corp.	3.500%	2/12/35	1,325	1,256
	Microsoft Corp.	3.450%	8/8/36	1,750	1,609
	Microsoft Corp.	4.100%	2/6/37	1,075	1,056
	Microsoft Corp.	3.700%	8/8/46	3,824	3,355
[11]	Microsoft Corp.	4.500%	6/15/47	325	319
	Microsoft Corp.	2.525%	6/1/50	5,065	3,465
[11]	Microsoft Corp.	2.500%	9/15/50	1,400	947
	Microsoft Corp.	2.921%	3/17/52	6,076	4,476
	Microsoft Corp.	2.675%	6/1/60	3,407	2,287
	Microsoft Corp.	3.041%	3/17/62	3,471	2,510
	Moody's Corp.	3.250%	1/15/28	300	286
	Moody's Corp.	2.000%	8/19/31	2,100	1,745
	Moody's Corp.	2.750%	8/19/41	600	437
	Moody's Corp.	5.250%	7/15/44	600	611
	Moody's Corp.	4.875%	12/17/48	300	284
	Moody's Corp.	3.250%	5/20/50	250	185
	Moody's Corp.	3.750%	2/25/52	500	410
	Moody's Corp.	3.100%	11/29/61	250	170
	Motorola Solutions Inc.	4.600%	2/23/28	700	696
	Motorola Solutions Inc.	4.600%	5/23/29	500	497
	Motorola Solutions Inc.	2.300%	11/15/30	1,000	845
	Motorola Solutions Inc.	2.750%	5/24/31	500	427
	Motorola Solutions Inc.	5.500%	9/1/44	300	298
	NetApp Inc.	1.875%	6/22/25	500	476
	NetApp Inc.	2.375%	6/22/27	400	371
	NetApp Inc.	2.700%	6/22/30	600	530
	Nokia OYJ	6.625%	5/15/39	425	422
	Nordson Corp.	5.600%	9/15/28	300	312
	Nordson Corp.	5.800%	9/15/33	500	531
	NVIDIA Corp.	3.200%	9/16/26	1,764	1,717
	NVIDIA Corp.	1.550%	6/15/28	1,000	896
	NVIDIA Corp.	2.850%	4/1/30	1,150	1,064
	NVIDIA Corp.	2.000%	6/15/31	1,000	857
	NVIDIA Corp.	3.500%	4/1/40	800	695
	NVIDIA Corp.	3.500%	4/1/50	1,965	1,642
	NVIDIA Corp.	3.700%	4/1/60	350	294
	NXP BV	5.350%	3/1/26	787	791
	NXP BV	3.875%	6/18/26	300	292
	NXP BV	3.150%	5/1/27	930	883
	NXP BV	5.550%	12/1/28	375	386
	NXP BV	4.300%	6/18/29	750	729
	NXP BV	3.400%	5/1/30	1,100	1,011
	NXP BV	2.500%	5/11/31	900	765
	NXP BV	2.650%	2/15/32	1,917	1,616

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NXP BV	3.250%	5/11/41	900	688
NXP BV	3.125%	2/15/42	400	299
NXP BV	3.250%	11/30/51	400	286
Oracle Corp.	2.500%	4/1/25	4,156	4,025
Oracle Corp.	2.950%	5/15/25	3,125	3,035
Oracle Corp.	1.650%	3/25/26	2,325	2,168
Oracle Corp.	2.650%	7/15/26	2,500	2,371
Oracle Corp.	2.800%	4/1/27	1,950	1,840
Oracle Corp.	2.300%	3/25/28	1,700	1,548
Oracle Corp.	4.500%	5/6/28	209	209
Oracle Corp.	6.150%	11/9/29	1,075	1,156
Oracle Corp.	2.950%	4/1/30	2,950	2,663
Oracle Corp.	4.650%	5/6/30	600	597
Oracle Corp.	2.875%	3/25/31	3,000	2,657
Oracle Corp.	6.250%	11/9/32	1,075	1,169
Oracle Corp.	4.300%	7/8/34	1,350	1,261
Oracle Corp.	3.900%	5/15/35	1,375	1,224
Oracle Corp.	3.850%	7/15/36	1,180	1,029
Oracle Corp.	3.800%	11/15/37	1,484	1,263
Oracle Corp.	6.125%	7/8/39	600	639
Oracle Corp.	3.600%	4/1/40	3,325	2,659
Oracle Corp.	5.375%	7/15/40	2,060	2,027
Oracle Corp.	3.650%	3/25/41	2,050	1,630
Oracle Corp.	4.500%	7/8/44	985	860
Oracle Corp.	4.125%	5/15/45	825	676
Oracle Corp.	4.000%	7/15/46	3,340	2,679
Oracle Corp.	4.000%	11/15/47	2,475	1,967
Oracle Corp.	3.600%	4/1/50	4,200	3,111
Oracle Corp.	3.950%	3/25/51	3,025	2,378
Oracle Corp.	6.900%	11/9/52	1,575	1,846
Oracle Corp.	5.550%	2/6/53	1,900	1,903
Oracle Corp.	4.375%	5/15/55	1,150	955
Oracle Corp.	3.850%	4/1/60	1,500	1,092
Oracle Corp.	4.100%	3/25/61	1,300	993
PayPal Holdings Inc.	1.650%	6/1/25	450	430
PayPal Holdings Inc.	2.650%	10/1/26	900	855
PayPal Holdings Inc.	3.900%	6/1/27	2,000	1,970
PayPal Holdings Inc.	2.850%	10/1/29	1,000	916
PayPal Holdings Inc.	2.300%	6/1/30	900	788
PayPal Holdings Inc.	4.400%	6/1/32	500	497
PayPal Holdings Inc.	3.250%	6/1/50	1,000	750
PayPal Holdings Inc.	5.250%	6/1/62	500	498
Qorvo Inc.	1.750%	12/15/24	450	432
Qorvo Inc.	4.375%	10/15/29	800	763
QUALCOMM Inc.	3.450%	5/20/25	1,165	1,145
QUALCOMM Inc.	3.250%	5/20/27	1,150	1,113
QUALCOMM Inc.	1.300%	5/20/28	964	854
QUALCOMM Inc.	2.150%	5/20/30	1,400	1,236
QUALCOMM Inc.	1.650%	5/20/32	1,931	1,574
QUALCOMM Inc.	4.250%	5/20/32	300	298
QUALCOMM Inc.	5.400%	5/20/33	650	702
QUALCOMM Inc.	4.650%	5/20/35	800	819
QUALCOMM Inc.	4.800%	5/20/45	1,000	994
QUALCOMM Inc.	4.300%	5/20/47	1,475	1,353
QUALCOMM Inc.	3.250%	5/20/50	500	390
QUALCOMM Inc.	4.500%	5/20/52	400	374
QUALCOMM Inc.	6.000%	5/20/53	650	751
Quanta Services Inc.	2.900%	10/1/30	800	705
RELX Capital Inc.	4.000%	3/18/29	800	787
RELX Capital Inc.	3.000%	5/22/30	500	460
RELX Capital Inc.	4.750%	5/20/32	500	505
Roper Technologies Inc.	1.000%	9/15/25	500	467
Roper Technologies Inc.	3.850%	12/15/25	250	245
Roper Technologies Inc.	3.800%	12/15/26	600	587
Roper Technologies Inc.	1.400%	9/15/27	500	447
Roper Technologies Inc.	4.200%	9/15/28	650	639
Roper Technologies Inc.	2.950%	9/15/29	475	435
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Roper Technologies Inc.	2.000%	6/30/30	525	446
Roper Technologies Inc.	1.750%	2/15/31	1,000	823
S&P Global Inc.	2.950%	1/22/27	400	382
S&P Global Inc.	2.450%	3/1/27	1,000	943
S&P Global Inc.	4.750%	8/1/28	800	812
S&P Global Inc.	2.700%	3/1/29	1,000	926
S&P Global Inc.	4.250%	5/1/29	900	897
S&P Global Inc.	2.500%	12/1/29	375	338
S&P Global Inc.	1.250%	8/15/30	500	410
S&P Global Inc.	2.900%	3/1/32	1,200	1,072
S&P Global Inc.	3.250%	12/1/49	550	413
S&P Global Inc.	3.700%	3/1/52	900	747
S&P Global Inc.	2.300%	8/15/60	1,000	601
S&P Global Inc.	3.900%	3/1/62	250	210
Salesforce Inc.	3.700%	4/11/28	1,275	1,250
Salesforce Inc.	1.500%	7/15/28	965	859
Salesforce Inc.	1.950%	7/15/31	600	512
Salesforce Inc.	2.700%	7/15/41	1,200	917
Salesforce Inc.	2.900%	7/15/51	2,300	1,647
Salesforce Inc.	3.050%	7/15/61	1,200	844
ServiceNow Inc.	1.400%	9/1/30	1,200	987
Skyworks Solutions Inc.	1.800%	6/1/26	500	466
Skyworks Solutions Inc.	3.000%	6/1/31	500	430
TD SYNNEX Corp.	1.750%	8/9/26	500	454
TD SYNNEX Corp.	2.375%	8/9/28	2,500	2,198
Teledyne FLIR LLC	2.500%	8/1/30	500	430
Texas Instruments Inc.	1.375%	3/12/25	600	577
Texas Instruments Inc.	1.125%	9/15/26	500	459
Texas Instruments Inc.	2.900%	11/3/27	400	382
Texas Instruments Inc.	4.600%	2/15/28	500	509
Texas Instruments Inc.	2.250%	9/4/29	1,100	993
Texas Instruments Inc.	1.750%	5/4/30	560	484
Texas Instruments Inc.	1.900%	9/15/31	450	384
Texas Instruments Inc.	4.900%	3/14/33	800	830
Texas Instruments Inc.	3.875%	3/15/39	600	555
Texas Instruments Inc.	4.150%	5/15/48	1,225	1,113
Texas Instruments Inc.	2.700%	9/15/51	400	273
Texas Instruments Inc.	5.000%	3/14/53	800	822
Texas Instruments Inc.	5.050%	5/18/63	979	1,003
TSMC Arizona Corp.	1.750%	10/25/26	1,150	1,061
TSMC Arizona Corp.	3.875%	4/22/27	575	563
TSMC Arizona Corp.	4.125%	4/22/29	500	491
TSMC Arizona Corp.	2.500%	10/25/31	1,000	856
TSMC Arizona Corp.	4.250%	4/22/32	450	442
TSMC Arizona Corp.	3.125%	10/25/41	875	707
TSMC Arizona Corp.	3.250%	10/25/51	1,050	825
TSMC Arizona Corp.	4.500%	4/22/52	900	890
Verisk Analytics Inc.	4.000%	6/15/25	125	123
Verisk Analytics Inc.	4.125%	3/15/29	900	880
Verisk Analytics Inc.	5.500%	6/15/45	600	592
Verisk Analytics Inc.	3.625%	5/15/50	600	455
VMware LLC	4.500%	5/15/25	2,086	2,066
VMware LLC	1.400%	8/15/26	1,150	1,051
VMware LLC	4.650%	5/15/27	450	446
VMware LLC	3.900%	8/21/27	1,050	1,020
VMware LLC	1.800%	8/15/28	700	614
VMware LLC	4.700%	5/15/30	860	849
VMware LLC	2.200%	8/15/31	1,400	1,159
Western Digital Corp.	2.850%	2/1/29	500	429
Workday Inc.	3.500%	4/1/27	1,100	1,064
Workday Inc.	3.700%	4/1/29	800	768
Workday Inc.	3.800%	4/1/32	1,200	1,118
Xilinx Inc.	2.375%	6/1/30	550	487
				451,760
Utilities (0.9%)
AEP Texas Inc.	3.950%	6/1/28	400	385
AEP Texas Inc.	3.800%	10/1/47	250	189

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	AEP Texas Inc.	3.450%	1/15/50	367	266
	AEP Transmission Co. LLC	3.100%	12/1/26	200	192
	AEP Transmission Co. LLC	4.000%	12/1/46	325	274
	AEP Transmission Co. LLC	3.750%	12/1/47	450	359
	AEP Transmission Co. LLC	4.250%	9/15/48	325	281
	AEP Transmission Co. LLC	3.800%	6/15/49	270	215
	AEP Transmission Co. LLC	3.150%	9/15/49	70	50
[9]	AEP Transmission Co. LLC	3.650%	4/1/50	300	237
[9]	AEP Transmission Co. LLC	2.750%	8/15/51	500	325
[9]	AEP Transmission Co. LLC	4.500%	6/15/52	500	454
	AEP Transmission Co. LLC	5.400%	3/15/53	500	521
	AES Corp.	1.375%	1/15/26	2,900	2,683
	AES Corp.	5.450%	6/1/28	575	584
	AES Corp.	2.450%	1/15/31	800	672
	Alabama Power Co.	3.750%	9/1/27	200	196
[9]	Alabama Power Co.	1.450%	9/15/30	500	405
	Alabama Power Co.	3.050%	3/15/32	600	532
	Alabama Power Co.	3.940%	9/1/32	500	475
	Alabama Power Co.	6.000%	3/1/39	100	107
	Alabama Power Co.	3.850%	12/1/42	125	106
	Alabama Power Co.	4.150%	8/15/44	300	259
	Alabama Power Co.	3.750%	3/1/45	570	465
	Alabama Power Co.	4.300%	1/2/46	300	263
[9]	Alabama Power Co.	3.700%	12/1/47	325	258
	Alabama Power Co.	3.450%	10/1/49	3,750	2,845
	Alabama Power Co.	3.125%	7/15/51	1,800	1,287
	Alabama Power Co.	3.000%	3/15/52	575	402
	Ameren Corp.	3.650%	2/15/26	440	427
	Ameren Corp.	5.700%	12/1/26	230	235
	Ameren Corp.	1.950%	3/15/27	500	458
	Ameren Corp.	1.750%	3/15/28	500	442
	Ameren Corp.	5.000%	1/15/29	575	578
	Ameren Corp.	3.500%	1/15/31	680	620
	Ameren Illinois Co.	3.250%	3/1/25	275	270
	Ameren Illinois Co.	3.800%	5/15/28	350	341
	Ameren Illinois Co.	1.550%	11/15/30	500	407
	Ameren Illinois Co.	3.850%	9/1/32	190	177
	Ameren Illinois Co.	4.150%	3/15/46	475	411
	Ameren Illinois Co.	3.700%	12/1/47	350	286
	Ameren Illinois Co.	3.250%	3/15/50	240	177
	Ameren Illinois Co.	2.900%	6/15/51	500	341
	Ameren Illinois Co.	5.900%	12/1/52	500	560
	American Electric Power Co. Inc.	5.750%	11/1/27	500	518
[9]	American Electric Power Co. Inc.	4.300%	12/1/28	500	489
	American Electric Power Co. Inc.	5.200%	1/15/29	600	609
	American Electric Power Co. Inc.	5.950%	11/1/32	500	534
	American Electric Power Co. Inc.	5.625%	3/1/33	650	677
	American Electric Power Co. Inc.	3.250%	3/1/50	500	357
	American Electric Power Co. Inc.	3.875%	2/15/62	750	634
	American Water Capital Corp.	3.400%	3/1/25	450	441
	American Water Capital Corp.	2.950%	9/1/27	1,225	1,158
	American Water Capital Corp.	3.450%	6/1/29	1,250	1,180
	American Water Capital Corp.	2.800%	5/1/30	200	179
	American Water Capital Corp.	2.300%	6/1/31	300	256
	American Water Capital Corp.	4.450%	6/1/32	700	696
	American Water Capital Corp.	6.593%	10/15/37	700	812
	American Water Capital Corp.	4.300%	12/1/42	125	113
	American Water Capital Corp.	4.300%	9/1/45	500	442
	American Water Capital Corp.	4.000%	12/1/46	245	205
	American Water Capital Corp.	3.750%	9/1/47	475	388
	American Water Capital Corp.	4.200%	9/1/48	450	393
	American Water Capital Corp.	4.150%	6/1/49	400	345
	American Water Capital Corp.	3.450%	5/1/50	500	383
	American Water Capital Corp.	3.250%	6/1/51	500	368
	Appalachian Power Co.	3.400%	6/1/25	400	391
[9]	Appalachian Power Co.	2.700%	4/1/31	417	357
[9]	Appalachian Power Co.	4.500%	8/1/32	392	378
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Appalachian Power Co.	7.000%	4/1/38	260	301
	Appalachian Power Co.	4.400%	5/15/44	575	481
[9]	Appalachian Power Co.	4.500%	3/1/49	148	126
[9]	Appalachian Power Co.	3.700%	5/1/50	300	225
	Arizona Public Service Co.	3.150%	5/15/25	500	487
	Arizona Public Service Co.	2.950%	9/15/27	300	283
	Arizona Public Service Co.	2.600%	8/15/29	500	447
	Arizona Public Service Co.	6.350%	12/15/32	300	325
	Arizona Public Service Co.	5.050%	9/1/41	525	497
	Arizona Public Service Co.	4.500%	4/1/42	325	284
	Arizona Public Service Co.	4.350%	11/15/45	350	295
	Arizona Public Service Co.	3.750%	5/15/46	895	683
	Arizona Public Service Co.	3.350%	5/15/50	300	214
	Atlantic City Electric Co.	2.300%	3/15/31	500	423
	Atmos Energy Corp.	3.000%	6/15/27	375	357
	Atmos Energy Corp.	2.625%	9/15/29	150	136
	Atmos Energy Corp.	1.500%	1/15/31	1,000	814
	Atmos Energy Corp.	5.450%	10/15/32	250	263
	Atmos Energy Corp.	5.900%	11/15/33	400	434
	Atmos Energy Corp.	5.500%	6/15/41	600	627
	Atmos Energy Corp.	4.150%	1/15/43	75	67
	Atmos Energy Corp.	4.125%	3/15/49	900	780
	Atmos Energy Corp.	3.375%	9/15/49	720	548
	Atmos Energy Corp.	2.850%	2/15/52	650	443
	Atmos Energy Corp.	5.750%	10/15/52	500	550
	Avangrid Inc.	3.150%	12/1/24	957	935
	Avangrid Inc.	3.800%	6/1/29	600	565
	Avista Corp.	4.350%	6/1/48	300	253
	Avista Corp.	4.000%	4/1/52	346	276
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	212
	Baltimore Gas & Electric Co.	6.350%	10/1/36	725	795
[9]	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	200
	Baltimore Gas & Electric Co.	2.900%	6/15/50	300	206
	Baltimore Gas & Electric Co.	5.400%	6/1/53	575	595
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	250	246
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	1,250	1,236
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	250	237
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,250	1,184
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	500	401
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,084
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	450	480
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	639	632
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	705	653
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	250	198
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	746
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,750	1,485
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	500	339
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	900	803
	Black Hills Corp.	3.950%	1/15/26	250	244
	Black Hills Corp.	3.150%	1/15/27	325	308
	Black Hills Corp.	5.950%	3/15/28	500	518
	Black Hills Corp.	3.050%	10/15/29	170	153
	Black Hills Corp.	4.350%	5/1/33	350	323
	Black Hills Corp.	6.150%	5/15/34	500	523
	Black Hills Corp.	4.200%	9/15/46	250	201
	Black Hills Corp.	3.875%	10/15/49	240	180
[9]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	141
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	500	516
[9]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	500	428
[9]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	500	442
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	500	510
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	568

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	277
[9]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	600	530
[9]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	200	141
[9]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	700	533
[9]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	250	199
[9]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	262	256
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	500	524
	CenterPoint Energy Inc.	1.450%	6/1/26	1,000	921
	CenterPoint Energy Inc.	4.250%	11/1/28	111	107
	CenterPoint Energy Inc.	2.950%	3/1/30	327	290
	CenterPoint Energy Inc.	2.650%	6/1/31	500	428
	CenterPoint Energy Inc.	3.700%	9/1/49	300	226
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	500	513
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	438
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	300	250
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	500	522
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	375	395
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	209
	Cleco Corporate Holdings LLC	3.743%	5/1/26	425	410
	Cleco Corporate Holdings LLC	4.973%	5/1/46	275	232
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	332
	CMS Energy Corp.	3.450%	8/15/27	300	286
	CMS Energy Corp.	4.875%	3/1/44	275	261
[9]	CMS Energy Corp.	4.750%	6/1/50	400	362
	CMS Energy Corp.	3.750%	12/1/50	500	400
[9]	Commonwealth Edison Co.	2.950%	8/15/27	275	260
[9]	Commonwealth Edison Co.	3.150%	3/15/32	300	268
	Commonwealth Edison Co.	4.900%	2/1/33	300	305
	Commonwealth Edison Co.	5.900%	3/15/36	500	541
	Commonwealth Edison Co.	6.450%	1/15/38	384	425
	Commonwealth Edison Co.	4.700%	1/15/44	825	769
	Commonwealth Edison Co.	3.700%	3/1/45	625	505
	Commonwealth Edison Co.	4.350%	11/15/45	900	789
	Commonwealth Edison Co.	3.650%	6/15/46	1,000	791
[9]	Commonwealth Edison Co.	3.750%	8/15/47	500	404
	Commonwealth Edison Co.	4.000%	3/1/48	775	658
	Commonwealth Edison Co.	4.000%	3/1/49	700	589
[9]	Commonwealth Edison Co.	3.200%	11/15/49	250	180
	Commonwealth Edison Co.	3.000%	3/1/50	500	349
[9]	Commonwealth Edison Co.	2.750%	9/1/51	300	196
[9]	Commonwealth Edison Co.	3.850%	3/15/52	384	311
	Commonwealth Edison Co.	5.300%	2/1/53	500	509
[9]	Connecticut Light & Power Co.	0.750%	12/1/25	500	463
[9]	Connecticut Light & Power Co.	3.200%	3/15/27	250	240
[9]	Connecticut Light & Power Co.	2.050%	7/1/31	300	249
	Connecticut Light & Power Co.	4.300%	4/15/44	375	332
[9]	Connecticut Light & Power Co.	4.150%	6/1/45	75	66
	Connecticut Light & Power Co.	4.000%	4/1/48	625	533
	Connecticut Light & Power Co.	5.250%	1/15/53	500	510
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	2,000	1,729
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	362	375
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	600	631
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	306
[9]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	908
[9]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	325
[9]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	458
[9]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	600	606
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	950	987
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	468
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	610	548
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	475	424
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,140	930
[9]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	610
[9]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	600	547
[9]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,800	1,507
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	600	682
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	600	662
[9]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	63
[9]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	310
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	435
	Constellation Energy Generation LLC	3.250%	6/1/25	2,850	2,768
	Constellation Energy Generation LLC	5.600%	3/1/28	219	226
	Constellation Energy Generation LLC	5.800%	3/1/33	163	172
	Constellation Energy Generation LLC	6.125%	1/15/34	500	536
	Constellation Energy Generation LLC	6.250%	10/1/39	767	822
	Constellation Energy Generation LLC	5.750%	10/1/41	325	326
	Constellation Energy Generation LLC	5.600%	6/15/42	688	688
	Constellation Energy Generation LLC	6.500%	10/1/53	575	650
	Consumers Energy Co.	4.650%	3/1/28	500	503
	Consumers Energy Co.	3.800%	11/15/28	250	241
	Consumers Energy Co.	4.900%	2/15/29	500	510
	Consumers Energy Co.	3.600%	8/15/32	88	82
	Consumers Energy Co.	4.625%	5/15/33	500	500
	Consumers Energy Co.	3.950%	5/15/43	600	515
	Consumers Energy Co.	3.250%	8/15/46	550	436
	Consumers Energy Co.	3.950%	7/15/47	500	422
	Consumers Energy Co.	4.050%	5/15/48	500	438
	Consumers Energy Co.	4.350%	4/15/49	530	477
	Consumers Energy Co.	3.100%	8/15/50	567	419
	Consumers Energy Co.	3.500%	8/1/51	850	667
	Consumers Energy Co.	2.650%	8/15/52	287	191
	Consumers Energy Co.	4.200%	9/1/52	392	345
	Consumers Energy Co.	2.500%	5/1/60	262	161
	Delmarva Power & Light Co.	4.150%	5/15/45	600	502
	Dominion Energy Inc.	3.900%	10/1/25	425	417
[9]	Dominion Energy Inc.	1.450%	4/15/26	50	46

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Dominion Energy Inc.	2.850%	8/15/26	1,872	1,765
	Dominion Energy Inc.	4.250%	6/1/28	200	196
[9]	Dominion Energy Inc.	3.375%	4/1/30	2,300	2,119
[9]	Dominion Energy Inc.	2.250%	8/15/31	920	762
[9]	Dominion Energy Inc.	4.350%	8/15/32	324	312
	Dominion Energy Inc.	5.375%	11/15/32	725	744
[9]	Dominion Energy Inc.	6.300%	3/15/33	500	536
[9]	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,015
[9]	Dominion Energy Inc.	5.950%	6/15/35	600	632
	Dominion Energy Inc.	7.000%	6/15/38	300	338
[9]	Dominion Energy Inc.	3.300%	4/15/41	500	382
[9]	Dominion Energy Inc.	4.900%	8/1/41	890	823
[9]	Dominion Energy Inc.	4.050%	9/15/42	400	326
[9]	Dominion Energy Inc.	4.600%	3/15/49	500	441
[9]	Dominion Energy Inc.	4.850%	8/15/52	250	231
[9]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	250	209
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	375	425
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	450	488
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	254
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	341	312
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	425	406
	DTE Electric Co.	3.375%	3/1/25	150	147
[9]	DTE Electric Co.	1.900%	4/1/28	500	450
	DTE Electric Co.	2.250%	3/1/30	1,250	1,097
[9]	DTE Electric Co.	2.625%	3/1/31	400	351
	DTE Electric Co.	5.200%	4/1/33	500	520
[9]	DTE Electric Co.	4.000%	4/1/43	300	257
	DTE Electric Co.	3.700%	3/15/45	200	163
	DTE Electric Co.	3.700%	6/1/46	550	442
	DTE Electric Co.	3.750%	8/15/47	450	360
[9]	DTE Electric Co.	4.050%	5/15/48	500	427
	DTE Electric Co.	3.950%	3/1/49	500	420
[9]	DTE Electric Co.	3.250%	4/1/51	500	367
	DTE Electric Co.	5.400%	4/1/53	500	525
[9]	DTE Energy Co.	1.050%	6/1/25	1,600	1,508
	DTE Energy Co.	2.850%	10/1/26	3,094	2,925
	DTE Energy Co.	4.875%	6/1/28	825	832
[9]	DTE Energy Co.	3.400%	6/15/29	140	131
	DTE Energy Co.	2.950%	3/1/30	235	208
	Duke Energy Carolinas LLC	2.950%	12/1/26	1,500	1,449
[9]	Duke Energy Carolinas LLC	6.000%	12/1/28	300	317
	Duke Energy Carolinas LLC	2.450%	8/15/29	75	67
	Duke Energy Carolinas LLC	2.450%	2/1/30	400	355
	Duke Energy Carolinas LLC	2.550%	4/15/31	500	435
	Duke Energy Carolinas LLC	2.850%	3/15/32	500	437
	Duke Energy Carolinas LLC	4.950%	1/15/33	1,275	1,300
	Duke Energy Carolinas LLC	6.100%	6/1/37	425	457
	Duke Energy Carolinas LLC	6.000%	1/15/38	325	350
	Duke Energy Carolinas LLC	6.050%	4/15/38	525	570
	Duke Energy Carolinas LLC	5.300%	2/15/40	710	718
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,000	886
	Duke Energy Carolinas LLC	4.000%	9/30/42	675	577
	Duke Energy Carolinas LLC	3.875%	3/15/46	500	406
	Duke Energy Carolinas LLC	3.700%	12/1/47	425	334
	Duke Energy Carolinas LLC	3.950%	3/15/48	400	331
	Duke Energy Carolinas LLC	3.200%	8/15/49	750	547
	Duke Energy Carolinas LLC	3.450%	4/15/51	500	378
	Duke Energy Carolinas LLC	3.550%	3/15/52	600	460
	Duke Energy Carolinas LLC	5.350%	1/15/53	760	780
	Duke Energy Carolinas LLC	5.400%	1/15/54	500	517
	Duke Energy Corp.	0.900%	9/15/25	500	466
	Duke Energy Corp.	5.000%	12/8/25	500	502
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	2.650%	9/1/26	595	565
	Duke Energy Corp.	5.000%	12/8/27	500	506
	Duke Energy Corp.	4.300%	3/15/28	500	493
	Duke Energy Corp.	2.450%	6/1/30	950	830
	Duke Energy Corp.	2.550%	6/15/31	625	533
	Duke Energy Corp.	4.500%	8/15/32	1,000	969
	Duke Energy Corp.	5.750%	9/15/33	500	530
	Duke Energy Corp.	4.800%	12/15/45	700	641
	Duke Energy Corp.	3.750%	9/1/46	1,406	1,089
	Duke Energy Corp.	4.200%	6/15/49	1,200	985
	Duke Energy Corp.	3.500%	6/15/51	600	442
	Duke Energy Corp.	5.000%	8/15/52	967	904
	Duke Energy Corp.	6.100%	9/15/53	700	761
	Duke Energy Corp.	3.250%	1/15/82	500	391
	Duke Energy Florida LLC	3.200%	1/15/27	450	435
	Duke Energy Florida LLC	3.800%	7/15/28	425	413
	Duke Energy Florida LLC	2.500%	12/1/29	1,150	1,026
	Duke Energy Florida LLC	1.750%	6/15/30	1,700	1,420
	Duke Energy Florida LLC	2.400%	12/15/31	600	507
	Duke Energy Florida LLC	5.875%	11/15/33	900	971
	Duke Energy Florida LLC	6.350%	9/15/37	426	473
	Duke Energy Florida LLC	6.400%	6/15/38	800	896
	Duke Energy Florida LLC	3.400%	10/1/46	900	676
	Duke Energy Florida LLC	4.200%	7/15/48	425	368
	Duke Energy Florida LLC	3.000%	12/15/51	500	342
	Duke Energy Florida LLC	5.950%	11/15/52	500	549
	Duke Energy Florida LLC	6.200%	11/15/53	500	572
[9]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	344	321
	Duke Energy Indiana LLC	6.120%	10/15/35	1,175	1,256
[9]	Duke Energy Indiana LLC	4.900%	7/15/43	250	241
	Duke Energy Indiana LLC	3.750%	5/15/46	875	699
	Duke Energy Indiana LLC	2.750%	4/1/50	775	502
	Duke Energy Ohio Inc.	2.125%	6/1/30	200	170
	Duke Energy Ohio Inc.	5.250%	4/1/33	500	516
	Duke Energy Ohio Inc.	3.700%	6/15/46	650	513
	Duke Energy Ohio Inc.	4.300%	2/1/49	341	290
	Duke Energy Ohio Inc.	5.650%	4/1/53	500	527
	Duke Energy Progress LLC	3.250%	8/15/25	2,051	2,004
	Duke Energy Progress LLC	3.700%	9/1/28	425	412
	Duke Energy Progress LLC	2.000%	8/15/31	500	413
	Duke Energy Progress LLC	3.400%	4/1/32	500	453
	Duke Energy Progress LLC	5.250%	3/15/33	775	801
	Duke Energy Progress LLC	6.300%	4/1/38	300	331
	Duke Energy Progress LLC	4.375%	3/30/44	525	466
	Duke Energy Progress LLC	4.150%	12/1/44	100	85
	Duke Energy Progress LLC	4.200%	8/15/45	625	535
	Duke Energy Progress LLC	3.700%	10/15/46	375	294
	Duke Energy Progress LLC	2.500%	8/15/50	550	346
	Duke Energy Progress LLC	2.900%	8/15/51	550	372
	Duke Energy Progress LLC	4.000%	4/1/52	400	332
	Duke Energy Progress LLC	5.350%	3/15/53	775	787
[9]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	233	214
[9]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	375	305
[9]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	300	225
	Edison International	4.950%	4/15/25	900	894
	Edison International	5.750%	6/15/27	100	102
	Edison International	6.950%	11/15/29	500	544
	El Paso Electric Co.	6.000%	5/15/35	175	178
	El Paso Electric Co.	5.000%	12/1/44	250	210
	Emera US Finance LP	4.750%	6/15/46	1,785	1,471
	Enel Americas SA	4.000%	10/25/26	700	681
	Enel Chile SA	4.875%	6/12/28	600	591
	Entergy Arkansas LLC	3.500%	4/1/26	150	146

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Arkansas LLC	5.150%	1/15/33	500	510
	Entergy Arkansas LLC	4.200%	4/1/49	500	429
	Entergy Arkansas LLC	3.350%	6/15/52	800	579
	Entergy Corp.	0.900%	9/15/25	500	466
	Entergy Corp.	2.950%	9/1/26	530	504
	Entergy Corp.	1.900%	6/15/28	500	443
	Entergy Corp.	2.800%	6/15/30	500	441
	Entergy Corp.	2.400%	6/15/31	500	418
	Entergy Corp.	3.750%	6/15/50	511	386
	Entergy Louisiana LLC	3.120%	9/1/27	350	331
	Entergy Louisiana LLC	3.250%	4/1/28	300	282
	Entergy Louisiana LLC	3.050%	6/1/31	375	331
	Entergy Louisiana LLC	2.350%	6/15/32	500	415
	Entergy Louisiana LLC	4.000%	3/15/33	725	677
	Entergy Louisiana LLC	3.100%	6/15/41	500	378
	Entergy Louisiana LLC	4.950%	1/15/45	400	370
	Entergy Louisiana LLC	4.200%	9/1/48	1,150	961
	Entergy Louisiana LLC	4.200%	4/1/50	500	425
	Entergy Louisiana LLC	2.900%	3/15/51	700	467
	Entergy Louisiana LLC	4.750%	9/15/52	250	230
	Entergy Mississippi LLC	2.850%	6/1/28	750	694
	Entergy Mississippi LLC	3.850%	6/1/49	250	201
	Entergy Texas Inc.	1.750%	3/15/31	500	409
	Entergy Texas Inc.	3.550%	9/30/49	905	685
	Entergy Texas Inc.	5.800%	9/1/53	500	538
	Essential Utilities Inc.	3.566%	5/1/29	275	257
	Essential Utilities Inc.	2.704%	4/15/30	400	350
	Essential Utilities Inc.	4.276%	5/1/49	435	363
	Essential Utilities Inc.	3.351%	4/15/50	600	427
	Essential Utilities Inc.	5.300%	5/1/52	500	480
	Evergy Inc.	2.900%	9/15/29	1,450	1,312
	Evergy Kansas Central Inc.	2.550%	7/1/26	575	545
	Evergy Kansas Central Inc.	3.100%	4/1/27	425	405
	Evergy Kansas Central Inc.	4.125%	3/1/42	425	366
	Evergy Kansas Central Inc.	4.100%	4/1/43	325	274
	Evergy Kansas Central Inc.	4.250%	12/1/45	100	85
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,000	708
[9]	Evergy Metro Inc.	2.250%	6/1/30	300	256
	Evergy Metro Inc.	4.950%	4/15/33	510	509
	Evergy Metro Inc.	5.300%	10/1/41	480	475
	Evergy Metro Inc.	4.200%	6/15/47	225	190
[9]	Eversource Energy	3.150%	1/15/25	1,475	1,439
[9]	Eversource Energy	0.800%	8/15/25	500	466
[9]	Eversource Energy	3.300%	1/15/28	200	189
	Eversource Energy	5.450%	3/1/28	500	514
[9]	Eversource Energy	4.250%	4/1/29	325	316
[9]	Eversource Energy	1.650%	8/15/30	1,300	1,058
	Eversource Energy	2.550%	3/15/31	300	254
	Eversource Energy	3.375%	3/1/32	564	500
	Eversource Energy	5.125%	5/15/33	500	503
	Eversource Energy	3.450%	1/15/50	500	361
[9]	Exelon Corp.	3.950%	6/15/25	237	233
	Exelon Corp.	3.400%	4/15/26	3,500	3,390
	Exelon Corp.	2.750%	3/15/27	500	471
	Exelon Corp.	5.150%	3/15/28	625	634
	Exelon Corp.	4.050%	4/15/30	975	932
	Exelon Corp.	3.350%	3/15/32	600	537
	Exelon Corp.	5.300%	3/15/33	784	801
[9]	Exelon Corp.	4.950%	6/15/35	284	273
	Exelon Corp.	5.625%	6/15/35	415	428
	Exelon Corp.	4.450%	4/15/46	500	435
	Exelon Corp.	4.700%	4/15/50	2,200	1,988
	Exelon Corp.	5.600%	3/15/53	625	636
	Florida Power & Light Co.	2.850%	4/1/25	1,984	1,937
	Florida Power & Light Co.	3.125%	12/1/25	500	486
	Florida Power & Light Co.	4.450%	5/15/26	675	676
[9]	Florida Power & Light Co.	3.300%	5/30/27	250	239
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	4.400%	5/15/28	675	676
	Florida Power & Light Co.	4.625%	5/15/30	675	681
	Florida Power & Light Co.	2.450%	2/3/32	700	602
	Florida Power & Light Co.	5.100%	4/1/33	800	827
	Florida Power & Light Co.	4.800%	5/15/33	675	682
	Florida Power & Light Co.	5.625%	4/1/34	225	242
	Florida Power & Light Co.	4.950%	6/1/35	50	51
	Florida Power & Light Co.	5.650%	2/1/37	425	451
	Florida Power & Light Co.	5.950%	2/1/38	175	191
	Florida Power & Light Co.	5.960%	4/1/39	225	249
	Florida Power & Light Co.	4.125%	2/1/42	1,025	923
	Florida Power & Light Co.	4.050%	6/1/42	475	421
	Florida Power & Light Co.	3.800%	12/15/42	375	328
	Florida Power & Light Co.	4.050%	10/1/44	450	394
	Florida Power & Light Co.	3.700%	12/1/47	550	446
	Florida Power & Light Co.	3.950%	3/1/48	800	682
	Florida Power & Light Co.	3.150%	10/1/49	1,190	877
	Florida Power & Light Co.	2.875%	12/4/51	2,250	1,562
	Fortis Inc.	3.055%	10/4/26	847	804
	Georgia Power Co.	3.250%	4/1/26	256	246
	Georgia Power Co.	3.250%	3/30/27	550	525
	Georgia Power Co.	4.650%	5/16/28	500	504
[9]	Georgia Power Co.	2.650%	9/15/29	250	227
	Georgia Power Co.	4.950%	5/17/33	725	733
[9]	Georgia Power Co.	4.750%	9/1/40	625	583
	Georgia Power Co.	4.300%	3/15/42	575	510
	Georgia Power Co.	4.300%	3/15/43	250	218
[9]	Georgia Power Co.	3.700%	1/30/50	250	198
[9]	Georgia Power Co.	3.250%	3/15/51	500	363
	Iberdrola International BV	6.750%	7/15/36	175	203
[9]	Idaho Power Co.	4.200%	3/1/48	404	343
[9]	Idaho Power Co.	5.500%	3/15/53	500	516
[9]	Idaho Power Co.	5.800%	4/1/54	300	321
	Indiana Michigan Power Co.	3.850%	5/15/28	250	241
	Indiana Michigan Power Co.	6.050%	3/15/37	500	533
[9]	Indiana Michigan Power Co.	4.550%	3/15/46	340	305
[9]	Indiana Michigan Power Co.	3.750%	7/1/47	550	421
	Indiana Michigan Power Co.	3.250%	5/1/51	500	357
	Indiana Michigan Power Co.	5.625%	4/1/53	500	526
	Interstate Power & Light Co.	3.250%	12/1/24	1,096	1,073
	Interstate Power & Light Co.	4.100%	9/26/28	450	437
	Interstate Power & Light Co.	3.600%	4/1/29	240	227
	Interstate Power & Light Co.	2.300%	6/1/30	300	257
	Interstate Power & Light Co.	5.700%	10/15/33	250	263
	Interstate Power & Light Co.	6.250%	7/15/39	250	270
	Interstate Power & Light Co.	3.700%	9/15/46	406	310
	Interstate Power & Light Co.	3.100%	11/30/51	500	340
	IPALCO Enterprises Inc.	4.250%	5/1/30	400	370
	ITC Holdings Corp.	3.350%	11/15/27	150	143
	ITC Holdings Corp.	5.300%	7/1/43	900	869
[9]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	142	134
[9]	Kentucky Utilities Co.	5.450%	4/15/33	500	520
	Kentucky Utilities Co.	5.125%	11/1/40	650	634
	Kentucky Utilities Co.	3.300%	6/1/50	500	366
[9]	Louisville Gas & Electric Co.	3.300%	10/1/25	1,758	1,716
[9]	Louisville Gas & Electric Co.	5.450%	4/15/33	500	521
	MidAmerican Energy Co.	3.100%	5/1/27	450	431
	MidAmerican Energy Co.	3.650%	4/15/29	700	669
	MidAmerican Energy Co.	6.750%	12/30/31	325	370
	MidAmerican Energy Co.	5.350%	1/15/34	300	316
[9]	MidAmerican Energy Co.	5.800%	10/15/36	775	831
	MidAmerican Energy Co.	4.800%	9/15/43	300	283
	MidAmerican Energy Co.	4.400%	10/15/44	400	358
	MidAmerican Energy Co.	4.250%	5/1/46	1,000	873
	MidAmerican Energy Co.	3.650%	8/1/48	575	458
	MidAmerican Energy Co.	5.850%	9/15/54	815	903

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Mississippi Power Co.	4.250%	3/15/42	375	320
	National Fuel Gas Co.	5.500%	1/15/26	100	100
	National Fuel Gas Co.	3.950%	9/15/27	275	262
	National Fuel Gas Co.	4.750%	9/1/28	750	727
	National Fuel Gas Co.	2.950%	3/1/31	100	84
	National Grid plc	5.602%	6/12/28	500	515
	National Grid plc	5.809%	6/12/33	1,200	1,262
	National Grid USA	5.803%	4/1/35	250	254
[9]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	500	490
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	500	505
[9]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	475	461
[9]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	1,592	1,462
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	300	288
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	250	253
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	250	242
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	384	365
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	425	368
[9]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	300	239
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,014	951
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	248	235
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	500	530
[9]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	325	311
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	256	224
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	400	349
[9]	Nevada Power Co.	3.700%	5/1/29	500	480
[9]	Nevada Power Co.	2.400%	5/1/30	441	383
[9]	Nevada Power Co.	6.650%	4/1/36	410	451
[9]	Nevada Power Co.	3.125%	8/1/50	300	208
[9]	Nevada Power Co.	5.900%	5/1/53	500	537
	Nevada Power Co.	6.000%	3/15/54	400	439
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	500	505
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	400	396
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	1,750	1,768
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	700	675
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,089	1,088
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	1,066	1,076
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	1,150	1,021
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	350	331
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	300	269
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	250	253
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	2,500	2,139
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	300	252
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	863	870
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	1,218	1,223
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	981	962
[9]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	150	130
[9]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	300	281
	NiSource Inc.	0.950%	8/15/25	500	467
	NiSource Inc.	3.490%	5/15/27	500	482
	NiSource Inc.	5.250%	3/30/28	550	562
	NiSource Inc.	2.950%	9/1/29	1,500	1,371
	NiSource Inc.	3.600%	5/1/30	500	466
	NiSource Inc.	1.700%	2/15/31	500	407
	NiSource Inc.	5.950%	6/15/41	382	398
	NiSource Inc.	4.800%	2/15/44	200	184
	NiSource Inc.	5.650%	2/1/45	500	503
	NiSource Inc.	4.375%	5/15/47	1,575	1,360
	NiSource Inc.	3.950%	3/30/48	500	405
	NiSource Inc.	5.000%	6/15/52	302	283
	Northern States Power Co.	2.250%	4/1/31	500	429
	Northern States Power Co.	6.250%	6/1/36	325	359
	Northern States Power Co.	6.200%	7/1/37	250	275
	Northern States Power Co.	5.350%	11/1/39	375	385
	Northern States Power Co.	3.400%	8/15/42	410	326
	Northern States Power Co.	4.000%	8/15/45	200	166
	Northern States Power Co.	2.900%	3/1/50	1,890	1,325
	Northern States Power Co.	2.600%	6/1/51	600	393
	Northern States Power Co.	3.200%	4/1/52	500	369
	Northern States Power Co.	4.500%	6/1/52	450	415
	Northern States Power Co.	5.100%	5/15/53	600	608
	NorthWestern Corp.	4.176%	11/15/44	250	207
	NSTAR Electric Co.	3.200%	5/15/27	550	531
	NSTAR Electric Co.	3.250%	5/15/29	300	282
	NSTAR Electric Co.	5.500%	3/15/40	540	548
	NSTAR Electric Co.	4.400%	3/1/44	223	202
	NSTAR Electric Co.	4.950%	9/15/52	350	342
	Oglethorpe Power Corp.	5.950%	11/1/39	100	102
	Oglethorpe Power Corp.	5.375%	11/1/40	630	606
	Oglethorpe Power Corp.	4.500%	4/1/47	500	425
	Oglethorpe Power Corp.	5.050%	10/1/48	350	322
	Oglethorpe Power Corp.	5.250%	9/1/50	300	284
[9]	Ohio Power Co.	1.625%	1/15/31	300	243
	Ohio Power Co.	5.000%	6/1/33	500	503
	Ohio Power Co.	4.000%	6/1/49	500	408
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	290
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	200	183
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	300	313
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	189
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	198
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	268
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	950	884
[11]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	500	494
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	150	145
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	1,250	1,122
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	250	248
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,166
[11]	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	575	613
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	470	480
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	469
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	147	157
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	200	166
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	202
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	347
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,065	874
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	200	162

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	1,250	825
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	500	492
[11]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	500	490
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	253	263
	ONE Gas Inc.	2.000%	5/15/30	200	170
	ONE Gas Inc.	4.658%	2/1/44	507	459
	Pacific Gas & Electric Co.	3.450%	7/1/25	500	484
	Pacific Gas & Electric Co.	3.150%	1/1/26	1,550	1,485
	Pacific Gas & Electric Co.	3.300%	12/1/27	2,200	2,055
	Pacific Gas & Electric Co.	3.000%	6/15/28	600	547
	Pacific Gas & Electric Co.	3.750%	7/1/28	1,700	1,592
	Pacific Gas & Electric Co.	6.100%	1/15/29	400	414
	Pacific Gas & Electric Co.	4.550%	7/1/30	4,150	3,954
	Pacific Gas & Electric Co.	3.250%	6/1/31	500	433
	Pacific Gas & Electric Co.	4.400%	3/1/32	388	359
	Pacific Gas & Electric Co.	6.150%	1/15/33	550	570
	Pacific Gas & Electric Co.	6.400%	6/15/33	1,917	2,019
	Pacific Gas & Electric Co.	6.950%	3/15/34	700	771
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,300	1,943
	Pacific Gas & Electric Co.	4.200%	6/1/41	500	400
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,254
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,075	841
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,500	1,103
	Pacific Gas & Electric Co.	4.950%	7/1/50	3,000	2,573
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,500	1,039
	Pacific Gas & Electric Co.	6.750%	1/15/53	550	600
	Pacific Gas & Electric Co.	6.700%	4/1/53	500	544
	PacifiCorp	3.500%	6/15/29	600	563
	PacifiCorp	2.700%	9/15/30	341	295
	PacifiCorp	5.250%	6/15/35	475	476
	PacifiCorp	6.100%	8/1/36	525	562
	PacifiCorp	5.750%	4/1/37	410	421
	PacifiCorp	6.250%	10/15/37	625	670
	PacifiCorp	6.350%	7/15/38	250	270
	PacifiCorp	6.000%	1/15/39	500	524
	PacifiCorp	4.125%	1/15/49	525	426
	PacifiCorp	4.150%	2/15/50	200	162
	PacifiCorp	3.300%	3/15/51	525	365
	PacifiCorp	2.900%	6/15/52	816	525
	PacifiCorp	5.350%	12/1/53	650	625
	PacifiCorp	5.500%	5/15/54	1,000	982
	PECO Energy Co.	4.900%	6/15/33	500	509
	PECO Energy Co.	3.000%	9/15/49	1,000	715
	PECO Energy Co.	2.800%	6/15/50	1,000	683
	PECO Energy Co.	3.050%	3/15/51	500	355
	PECO Energy Co.	2.850%	9/15/51	500	335
	PECO Energy Co.	4.600%	5/15/52	500	470
[9]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	249	219
[9]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	570	444
[9]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	350	254
[9]	PG&E Recovery Funding LLC	5.256%	1/15/38	1,300	1,329
[9]	PG&E Recovery Funding LLC	5.536%	7/15/47	410	427
[9]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	515	496
[9]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	222	216
[9]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	250	238
[9]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	375	371
[9]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	300	294
[9]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,175	1,067
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	1,025	1,035
[9]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	250	234
[9]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	350	351
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	380	356
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	500	427
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	500	515
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	134
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	257
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	800	558
	Pinnacle West Capital Corp.	1.300%	6/15/25	700	659
	Potomac Electric Power Co.	6.500%	11/15/37	400	458
	Potomac Electric Power Co.	4.150%	3/15/43	550	490
	PPL Capital Funding Inc.	3.100%	5/15/26	600	575
	PPL Electric Utilities Corp.	5.000%	5/15/33	550	563
	PPL Electric Utilities Corp.	6.250%	5/15/39	300	337
	PPL Electric Utilities Corp.	4.125%	6/15/44	700	612
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	260
	PPL Electric Utilities Corp.	3.950%	6/1/47	350	297
	PPL Electric Utilities Corp.	4.150%	6/15/48	300	264
	PPL Electric Utilities Corp.	5.250%	5/15/53	550	568
	Progress Energy Inc.	7.750%	3/1/31	510	589
	Progress Energy Inc.	7.000%	10/30/31	200	226
	Progress Energy Inc.	6.000%	12/1/39	480	504
	Public Service Co. of Colorado	3.700%	6/15/28	300	289
[9]	Public Service Co. of Colorado	1.900%	1/15/31	300	249
	Public Service Co. of Colorado	1.875%	6/15/31	700	578
[9]	Public Service Co. of Colorado	4.100%	6/1/32	300	286
	Public Service Co. of Colorado	3.600%	9/15/42	225	178
	Public Service Co. of Colorado	4.300%	3/15/44	700	605
	Public Service Co. of Colorado	4.100%	6/15/48	300	245
[9]	Public Service Co. of Colorado	3.200%	3/1/50	1,300	927
[9]	Public Service Co. of Colorado	2.700%	1/15/51	200	127
[9]	Public Service Co. of Colorado	4.500%	6/1/52	400	350
	Public Service Co. of Colorado	5.250%	4/1/53	675	673
	Public Service Co. of New Hampshire	3.600%	7/1/49	250	198
	Public Service Co. of New Hampshire	5.150%	1/15/53	500	507
	Public Service Co. of Oklahoma	5.250%	1/15/33	500	504
[9]	Public Service Electric & Gas Co.	3.000%	5/15/25	500	488
[9]	Public Service Electric & Gas Co.	0.950%	3/15/26	500	462
[9]	Public Service Electric & Gas Co.	3.000%	5/15/27	250	238
[9]	Public Service Electric & Gas Co.	2.450%	1/15/30	200	177
[9]	Public Service Electric & Gas Co.	3.100%	3/15/32	500	447
[9]	Public Service Electric & Gas Co.	4.900%	12/15/32	300	305
[9]	Public Service Electric & Gas Co.	4.650%	3/15/33	500	500
[9]	Public Service Electric & Gas Co.	3.950%	5/1/42	525	453
[9]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	834
[9]	Public Service Electric & Gas Co.	3.600%	12/1/47	275	223
[9]	Public Service Electric & Gas Co.	3.850%	5/1/49	350	292
[9]	Public Service Electric & Gas Co.	3.150%	1/1/50	750	551
[9]	Public Service Electric & Gas Co.	2.700%	5/1/50	850	584
[9]	Public Service Electric & Gas Co.	2.050%	8/1/50	500	292
[9]	Public Service Electric & Gas Co.	3.000%	3/1/51	500	359
[9]	Public Service Electric & Gas Co.	5.125%	3/15/53	500	519
	Public Service Enterprise Group Inc.	0.800%	8/15/25	400	374
	Public Service Enterprise Group Inc.	5.850%	11/15/27	300	312
	Public Service Enterprise Group Inc.	5.875%	10/15/28	500	525
	Public Service Enterprise Group Inc.	1.600%	8/15/30	750	613
	Puget Energy Inc.	3.650%	5/15/25	300	292
	Puget Energy Inc.	2.379%	6/15/28	85	76

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puget Energy Inc.	4.100%	6/15/30	400	367
	Puget Energy Inc.	4.224%	3/15/32	400	362
	Puget Sound Energy Inc.	6.274%	3/15/37	450	487
	Puget Sound Energy Inc.	5.757%	10/1/39	495	511
	Puget Sound Energy Inc.	5.638%	4/15/41	390	399
	Puget Sound Energy Inc.	4.300%	5/20/45	1,050	898
	Puget Sound Energy Inc.	4.223%	6/15/48	500	425
	San Diego Gas & Electric Co.	4.950%	8/15/28	500	510
[9]	San Diego Gas & Electric Co.	1.700%	10/1/30	500	414
[9]	San Diego Gas & Electric Co.	3.000%	3/15/32	500	444
	San Diego Gas & Electric Co.	6.000%	6/1/39	250	269
	San Diego Gas & Electric Co.	4.500%	8/15/40	505	464
[9]	San Diego Gas & Electric Co.	3.750%	6/1/47	325	262
	San Diego Gas & Electric Co.	4.150%	5/15/48	325	278
[9]	San Diego Gas & Electric Co.	3.320%	4/15/50	800	572
	San Diego Gas & Electric Co.	3.700%	3/15/52	500	388
	San Diego Gas & Electric Co.	5.350%	4/1/53	500	508
[9]	SCE Recovery Funding LLC	4.697%	6/15/40	313	310
[9]	SCE Recovery Funding LLC	2.943%	11/15/42	225	185
[9]	SCE Recovery Funding LLC	3.240%	11/15/46	150	113
[9]	SCE Recovery Funding LLC	5.112%	12/15/47	275	273
	Sempra	3.300%	4/1/25	150	146
	Sempra	3.250%	6/15/27	1,575	1,493
	Sempra	3.400%	2/1/28	1,650	1,574
	Sempra	3.700%	4/1/29	500	476
	Sempra	3.800%	2/1/38	900	771
	Sempra	6.000%	10/15/39	639	673
	Sempra	4.000%	2/1/48	400	329
	Sempra	4.125%	4/1/52	950	818
	Sierra Pacific Power Co.	2.600%	5/1/26	600	571
[11]	Sierra Pacific Power Co.	5.900%	3/15/54	500	531
[9]	Southern California Edison Co.	3.700%	8/1/25	700	686
[9]	Southern California Edison Co.	1.200%	2/1/26	500	465
	Southern California Edison Co.	5.850%	11/1/27	500	522
[9]	Southern California Edison Co.	3.650%	3/1/28	1,407	1,349
	Southern California Edison Co.	5.300%	3/1/28	525	539
	Southern California Edison Co.	5.650%	10/1/28	500	521
[9]	Southern California Edison Co.	4.200%	3/1/29	200	196
	Southern California Edison Co.	6.650%	4/1/29	850	906
	Southern California Edison Co.	2.850%	8/1/29	825	753
	Southern California Edison Co.	2.250%	6/1/30	300	258
[9]	Southern California Edison Co.	2.500%	6/1/31	500	429
	Southern California Edison Co.	2.750%	2/1/32	330	286
	Southern California Edison Co.	5.950%	11/1/32	500	537
[9]	Southern California Edison Co.	5.750%	4/1/35	508	530
[9]	Southern California Edison Co.	5.350%	7/15/35	1,135	1,170
	Southern California Edison Co.	5.625%	2/1/36	500	510
[9]	Southern California Edison Co.	5.550%	1/15/37	200	201
[9]	Southern California Edison Co.	5.950%	2/1/38	200	210
	Southern California Edison Co.	5.500%	3/15/40	400	405
	Southern California Edison Co.	4.500%	9/1/40	505	453
	Southern California Edison Co.	4.050%	3/15/42	1,945	1,641
[9]	Southern California Edison Co.	3.900%	3/15/43	475	389
[9]	Southern California Edison Co.	3.600%	2/1/45	150	116
	Southern California Edison Co.	4.000%	4/1/47	1,920	1,575
[9]	Southern California Edison Co.	4.125%	3/1/48	970	818
[9]	Southern California Edison Co.	4.875%	3/1/49	400	369
	Southern California Edison Co.	3.650%	2/1/50	1,300	1,008
[9]	Southern California Edison Co.	2.950%	2/1/51	500	341
[9]	Southern California Edison Co.	3.650%	6/1/51	500	377
	Southern California Edison Co.	3.450%	2/1/52	500	365
	Southern California Edison Co.	5.700%	3/1/53	500	527
[9]	Southern California Gas Co.	2.600%	6/15/26	725	692
	Southern California Gas Co.	2.950%	4/15/27	600	569
[9]	Southern California Gas Co.	2.550%	2/1/30	450	396
	Southern California Gas Co.	3.750%	9/15/42	330	267
[9]	Southern California Gas Co.	4.125%	6/1/48	325	275
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Southern California Gas Co.	4.300%	1/15/49	500	425
[9]	Southern California Gas Co.	3.950%	2/15/50	250	199
	Southern California Gas Co.	6.350%	11/15/52	500	572
	Southern California Gas Co.	5.750%	6/1/53	500	528
	Southern Co.	5.150%	10/6/25	500	501
	Southern Co.	3.250%	7/1/26	500	482
	Southern Co.	5.113%	8/1/27	500	507
[9]	Southern Co.	1.750%	3/15/28	50	44
	Southern Co.	4.850%	6/15/28	500	504
	Southern Co.	5.500%	3/15/29	1,000	1,041
	Southern Co.	5.700%	10/15/32	500	526
	Southern Co.	5.200%	6/15/33	700	714
	Southern Co.	5.700%	3/15/34	600	632
	Southern Co.	4.250%	7/1/36	575	528
	Southern Co.	4.400%	7/1/46	1,135	1,001
[9]	Southern Co.	4.000%	1/15/51	1,200	1,145
[9]	Southern Co.	3.750%	9/15/51	900	820
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	361
[9]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	1,000	817
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	431	437
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	500	526
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	127
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	525	445
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	760
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	423
	Southern Power Co.	4.150%	12/1/25	375	369
	Southern Power Co.	5.150%	9/15/41	506	478
	Southern Power Co.	5.250%	7/15/43	500	473
[9]	Southern Power Co.	4.950%	12/15/46	300	270
	Southwest Gas Corp.	5.800%	12/1/27	500	515
	Southwest Gas Corp.	3.700%	4/1/28	450	428
	Southwest Gas Corp.	4.050%	3/15/32	450	422
	Southwest Gas Corp.	3.800%	9/29/46	250	187
	Southwest Gas Corp.	4.150%	6/1/49	200	157
[9]	Southwestern Electric Power Co.	1.650%	3/15/26	500	466
[9]	Southwestern Electric Power Co.	2.750%	10/1/26	300	282
[9]	Southwestern Electric Power Co.	4.100%	9/15/28	550	532
	Southwestern Electric Power Co.	5.300%	4/1/33	500	501
	Southwestern Electric Power Co.	6.200%	3/15/40	300	319
[9]	Southwestern Electric Power Co.	3.900%	4/1/45	1,000	772
[9]	Southwestern Electric Power Co.	3.850%	2/1/48	375	282
	Southwestern Electric Power Co.	3.250%	11/1/51	500	338
	Southwestern Public Service Co.	4.500%	8/15/41	345	307
	Southwestern Public Service Co.	3.400%	8/15/46	950	690
[9]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	843
	Southwestern Public Service Co.	3.750%	6/15/49	259	199
[9]	Southwestern Public Service Co.	3.150%	5/1/50	800	551
	Spire Missouri Inc.	4.800%	2/15/33	500	500
	Tampa Electric Co.	2.400%	3/15/31	500	422
	Tampa Electric Co.	4.350%	5/15/44	150	128
	Tampa Electric Co.	4.300%	6/15/48	300	252
	Tampa Electric Co.	3.625%	6/15/50	250	188
	Tampa Electric Co.	3.450%	3/15/51	500	364
	Tampa Electric Co.	5.000%	7/15/52	500	475
	Toledo Edison Co.	6.150%	5/15/37	250	270
	Tucson Electric Power Co.	3.050%	3/15/25	200	195
	Tucson Electric Power Co.	3.250%	5/15/32	300	267
	Tucson Electric Power Co.	4.850%	12/1/48	490	447
	Tucson Electric Power Co.	5.500%	4/15/53	500	509
	Union Electric Co.	2.950%	6/15/27	300	286
	Union Electric Co.	3.500%	3/15/29	350	332
	Union Electric Co.	2.950%	3/15/30	800	722
	Union Electric Co.	2.150%	3/15/32	500	414
	Union Electric Co.	3.900%	9/15/42	425	356
	Union Electric Co.	3.650%	4/15/45	575	453
	Union Electric Co.	4.000%	4/1/48	1,100	907
	Union Electric Co.	3.250%	10/1/49	100	70

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	2.625%	3/15/51	800	511
	Union Electric Co.	3.900%	4/1/52	500	413
	Union Electric Co.	5.450%	3/15/53	500	516
[9]	Virginia Electric & Power Co.	3.100%	5/15/25	500	488
[9]	Virginia Electric & Power Co.	2.950%	11/15/26	300	287
[9]	Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,208
[9]	Virginia Electric & Power Co.	3.800%	4/1/28	525	509
	Virginia Electric & Power Co.	2.300%	11/15/31	500	421
	Virginia Electric & Power Co.	2.400%	3/30/32	550	465
	Virginia Electric & Power Co.	5.000%	4/1/33	525	532
	Virginia Electric & Power Co.	5.300%	8/15/33	500	516
[9]	Virginia Electric & Power Co.	6.000%	1/15/36	375	402
[9]	Virginia Electric & Power Co.	6.000%	5/15/37	500	538
	Virginia Electric & Power Co.	6.350%	11/30/37	375	413
	Virginia Electric & Power Co.	8.875%	11/15/38	1,200	1,638
	Virginia Electric & Power Co.	4.000%	1/15/43	500	427
[9]	Virginia Electric & Power Co.	4.650%	8/15/43	500	459
	Virginia Electric & Power Co.	4.450%	2/15/44	511	457
[9]	Virginia Electric & Power Co.	4.200%	5/15/45	302	259
[9]	Virginia Electric & Power Co.	4.000%	11/15/46	500	415
[9]	Virginia Electric & Power Co.	3.800%	9/15/47	425	340
	Virginia Electric & Power Co.	4.600%	12/1/48	550	498
	Virginia Electric & Power Co.	3.300%	12/1/49	400	293
	Virginia Electric & Power Co.	2.450%	12/15/50	776	478
	Virginia Electric & Power Co.	2.950%	11/15/51	1,000	683
[9]	Virginia Electric & Power Co.	4.625%	5/15/52	500	452
	Virginia Electric & Power Co.	5.450%	4/1/53	525	542
	Virginia Electric & Power Co.	5.700%	8/15/53	500	531
[9]	Washington Gas Light Co.	3.796%	9/15/46	350	267
[9]	Washington Gas Light Co.	3.650%	9/15/49	500	376
	WEC Energy Group Inc.	5.000%	9/27/25	500	499
	WEC Energy Group Inc.	4.750%	1/9/26	500	498
	WEC Energy Group Inc.	5.600%	9/12/26	500	509
	WEC Energy Group Inc.	5.150%	10/1/27	500	508
	WEC Energy Group Inc.	1.375%	10/15/27	500	442
	WEC Energy Group Inc.	4.750%	1/15/28	500	500
	WEC Energy Group Inc.	2.200%	12/15/28	500	445
	WEC Energy Group Inc.	1.800%	10/15/30	1,000	817
	Wisconsin Electric Power Co.	2.050%	12/15/24	300	291
	Wisconsin Electric Power Co.	1.700%	6/15/28	50	44
	Wisconsin Electric Power Co.	4.750%	9/30/32	431	435
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	216
	Wisconsin Electric Power Co.	4.300%	10/15/48	250	219
	Wisconsin Power & Light Co.	4.950%	4/1/33	500	501
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	327
	Wisconsin Power & Light Co.	3.650%	4/1/50	250	192
	Wisconsin Public Service Corp.	5.350%	11/10/25	500	504
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	61
	Wisconsin Public Service Corp.	2.850%	12/1/51	500	331
	Xcel Energy Inc.	3.300%	6/1/25	100	98
	Xcel Energy Inc.	1.750%	3/15/27	500	456
	Xcel Energy Inc.	4.000%	6/15/28	750	732
	Xcel Energy Inc.	2.600%	12/1/29	240	215
	Xcel Energy Inc.	3.400%	6/1/30	450	415
	Xcel Energy Inc.	2.350%	11/15/31	500	412
	Xcel Energy Inc.	6.500%	7/1/36	610	684
	Xcel Energy Inc.	3.500%	12/1/49	400	296
					466,023
Total Corporate Bonds (Cost $5,804,863)					5,286,076
Sovereign Bonds (1.3%)
[9]	African Development Bank	0.875%	3/23/26	2,500	2,321
[9]	African Development Bank	0.875%	7/22/26	1,600	1,472
	African Development Bank	4.625%	1/4/27	1,100	1,116
[9]	African Development Bank	4.375%	11/3/27	250	253
	African Development Bank	4.375%	3/14/28	4,500	4,557
[9]	Asian Development Bank	2.000%	1/22/25	1,027	998
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Asian Development Bank	2.125%	3/19/25	700	679
	Asian Development Bank	0.625%	4/29/25	2,000	1,898
[9]	Asian Development Bank	2.875%	5/6/25	630	616
[9]	Asian Development Bank	4.625%	6/13/25	1,150	1,151
[9]	Asian Development Bank	0.375%	9/3/25	6,129	5,729
	Asian Development Bank	4.250%	1/9/26	3,875	3,873
[9]	Asian Development Bank	0.500%	2/4/26	4,000	3,700
[9]	Asian Development Bank	1.000%	4/14/26	3,000	2,790
[9]	Asian Development Bank	2.000%	4/24/26	400	380
[9]	Asian Development Bank	1.750%	8/14/26	1,841	1,733
[9]	Asian Development Bank	2.625%	1/12/27	800	766
[9]	Asian Development Bank	1.500%	1/20/27	3,525	3,263
[9]	Asian Development Bank	2.500%	11/2/27	2,985	2,822
[9]	Asian Development Bank	2.750%	1/19/28	1,000	952
[9]	Asian Development Bank	3.750%	4/25/28	2,425	2,399
[9]	Asian Development Bank	1.250%	6/9/28	500	444
[9]	Asian Development Bank	4.500%	8/25/28	2,900	2,959
[9]	Asian Development Bank	3.125%	9/26/28	1,600	1,540
[9]	Asian Development Bank	1.750%	9/19/29	200	177
[9]	Asian Development Bank	1.875%	1/24/30	1,000	884
[9]	Asian Development Bank	0.750%	10/8/30	1,500	1,211
[9]	Asian Development Bank	1.500%	3/4/31	3,000	2,533
	Asian Development Bank	3.125%	4/27/32	2,500	2,340
[9]	Asian Development Bank	3.875%	9/28/32	900	888
[9]	Asian Development Bank	4.000%	1/12/33	1,880	1,874
[9]	Asian Development Bank	3.875%	6/14/33	1,675	1,652
	Asian Infrastructure Investment Bank	0.500%	5/28/25	1,000	944
	Asian Infrastructure Investment Bank	3.375%	6/29/25	1,500	1,473
	Asian Infrastructure Investment Bank	0.500%	1/27/26	2,700	2,495
	Asian Infrastructure Investment Bank	4.875%	9/14/26	1,410	1,434
	Asian Infrastructure Investment Bank	4.000%	1/18/28	2,125	2,114
	Canadian Government Bond	1.625%	1/22/25	2,290	2,220
	Canadian Government Bond	2.875%	4/28/25	2,515	2,460
	Canadian Government Bond	0.750%	5/19/26	5,200	4,801
	Canadian Government Bond	3.750%	4/26/28	2,500	2,479
	Corp. Andina de Fomento	1.625%	9/23/25	600	566
	Corp. Andina de Fomento	5.250%	11/21/25	2,160	2,163
	Corp. Andina de Fomento	4.750%	4/1/26	600	596
	Corp. Andina de Fomento	2.250%	2/8/27	620	572
	Corp. Andina de Fomento	6.000%	4/26/27	900	931
	Council of Europe Development Bank	1.375%	2/27/25	850	818
	Council of Europe Development Bank	3.000%	6/16/25	540	528
	Council of Europe Development Bank	3.750%	5/25/26	1,025	1,014
	Council of Europe Development Bank	0.875%	9/22/26	1,000	916
	Council of Europe Development Bank	3.625%	1/26/28	1,320	1,299
	Equinor ASA	3.000%	4/6/27	941	901
	Equinor ASA	3.625%	9/10/28	1,200	1,170
	Equinor ASA	3.125%	4/6/30	500	470
	Equinor ASA	2.375%	5/22/30	1,500	1,341
	Equinor ASA	5.100%	8/17/40	2,100	2,159
	Equinor ASA	4.250%	11/23/41	325	300
	Equinor ASA	3.950%	5/15/43	175	155
	Equinor ASA	4.800%	11/8/43	1,015	998
	Equinor ASA	3.250%	11/18/49	750	568
	Equinor ASA	3.700%	4/6/50	2,360	1,949
[9]	European Bank for Reconstruction & Development	1.500%	2/13/25	100	96

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Bank for Reconstruction & Development	0.500%	5/19/25	700	662
[9]	European Bank for Reconstruction & Development	0.500%	11/25/25	1,600	1,487
[9]	European Bank for Reconstruction & Development	0.500%	1/28/26	2,000	1,851
[9]	European Bank for Reconstruction & Development	4.375%	3/9/28	3,650	3,702
	European Investment Bank	1.875%	2/10/25	4,413	4,281
	European Investment Bank	1.625%	3/14/25	5,000	4,825
	European Investment Bank	0.625%	7/25/25	3,700	3,486
	European Investment Bank	2.750%	8/15/25	3,000	2,920
	European Investment Bank	0.375%	12/15/25	5,500	5,097
	European Investment Bank	0.375%	3/26/26	5,000	4,596
	European Investment Bank	2.125%	4/13/26	1,000	955
	European Investment Bank	0.750%	10/26/26	1,950	1,778
[9]	European Investment Bank	1.375%	3/15/27	2,775	2,553
	European Investment Bank	2.375%	5/24/27	5,166	4,895
	European Investment Bank	0.625%	10/21/27	500	441
	European Investment Bank	3.250%	11/15/27	2,500	2,432
	European Investment Bank	3.875%	3/15/28	4,300	4,282
	European Investment Bank	4.500%	10/16/28	2,775	2,837
	European Investment Bank	1.625%	10/9/29	350	308
	European Investment Bank	0.875%	5/17/30	400	331
	European Investment Bank	3.625%	7/15/30	3,775	3,695
	European Investment Bank	0.750%	9/23/30	1,200	975
	European Investment Bank	1.250%	2/14/31	3,000	2,507
	European Investment Bank	3.750%	2/14/33	2,100	2,061
	European Investment Bank	4.875%	2/15/36	1,300	1,392
[12]	Export Development Canada	3.375%	8/26/25	2,400	2,358
[12]	Export Development Canada	4.375%	6/29/26	2,500	2,511
[12]	Export Development Canada	3.000%	5/25/27	1,700	1,641
[12]	Export Development Canada	3.875%	2/14/28	1,900	1,888
	Export-Import Bank of Korea	5.375%	9/18/25	1,000	1,010
	Export-Import Bank of Korea	3.250%	11/10/25	300	292
	Export-Import Bank of Korea	4.875%	1/11/26	400	401
	Export-Import Bank of Korea	0.625%	2/9/26	500	459
	Export-Import Bank of Korea	2.625%	5/26/26	925	880
	Export-Import Bank of Korea	1.125%	12/29/26	205	185
	Export-Import Bank of Korea	1.625%	1/18/27	400	367
	Export-Import Bank of Korea	2.375%	4/21/27	1,020	953
	Export-Import Bank of Korea	4.250%	9/15/27	650	644
	Export-Import Bank of Korea	5.000%	1/11/28	500	509
	Export-Import Bank of Korea	1.250%	9/21/30	1,600	1,294
	Export-Import Bank of Korea	1.375%	2/9/31	500	403
	Export-Import Bank of Korea	2.125%	1/18/32	650	543
	Export-Import Bank of Korea	4.500%	9/15/32	500	496
	Export-Import Bank of Korea	5.125%	1/11/33	730	757
	Export-Import Bank of Korea	5.125%	9/18/33	600	623
	Export-Import Bank of Korea	2.500%	6/29/41	875	640
[9]	Hong Kong Government International Bond	1.750%	11/24/31	825	694
	Inter-American Development Bank	2.125%	1/15/25	1,000	974
[9]	Inter-American Development Bank	1.750%	3/14/25	500	483
	Inter-American Development Bank	0.875%	4/3/25	1,000	954
	Inter-American Development Bank	7.000%	6/15/25	250	258
	Inter-American Development Bank	0.625%	7/15/25	5,100	4,807
[9]	Inter-American Development Bank	0.875%	4/20/26	4,000	3,710
[9]	Inter-American Development Bank	4.500%	5/15/26	2,250	2,265
[9]	Inter-American Development Bank	2.000%	6/2/26	1,915	1,818
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	2.000%	7/23/26	1,615	1,530
	Inter-American Development Bank	4.375%	2/1/27	1,760	1,774
	Inter-American Development Bank	2.375%	7/7/27	800	756
	Inter-American Development Bank	0.625%	9/16/27	3,700	3,272
	Inter-American Development Bank	4.000%	1/12/28	4,550	4,544
	Inter-American Development Bank	1.125%	7/20/28	2,000	1,761
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,117
	Inter-American Development Bank	2.250%	6/18/29	1,000	914
[9]	Inter-American Development Bank	1.125%	1/13/31	3,500	2,889
[9]	Inter-American Development Bank	3.500%	4/12/33	1,925	1,842
[9]	Inter-American Development Bank	4.500%	9/13/33	2,300	2,379
[9]	Inter-American Development Bank	3.875%	10/28/41	1,600	1,478
	Inter-American Development Bank	3.200%	8/7/42	550	462
	Inter-American Development Bank	4.375%	1/24/44	450	444
	Inter-American Investment Corp.	4.125%	2/15/28	1,050	1,048
	Inter-American Investment Corp.	4.750%	9/19/28	475	487
	International Bank for Reconstruction & Development	1.625%	1/15/25	2,000	1,937
	International Bank for Reconstruction & Development	0.625%	4/22/25	4,500	4,276
	International Bank for Reconstruction & Development	0.375%	7/28/25	5,000	4,689
[9]	International Bank for Reconstruction & Development	2.500%	7/29/25	4,600	4,462
	International Bank for Reconstruction & Development	0.500%	10/28/25	6,000	5,593
[9]	International Bank for Reconstruction & Development	3.125%	11/20/25	2,000	1,954
	International Bank for Reconstruction & Development	0.875%	7/15/26	2,275	2,096
[9]	International Bank for Reconstruction & Development	1.875%	10/27/26	356	335
	International Bank for Reconstruction & Development	3.125%	6/15/27	6,250	6,061
	International Bank for Reconstruction & Development	0.750%	11/24/27	2,500	2,206
	International Bank for Reconstruction & Development	3.500%	7/12/28	4,250	4,163
	International Bank for Reconstruction & Development	4.625%	8/1/28	3,525	3,616
	International Bank for Reconstruction & Development	1.125%	9/13/28	4,625	4,059
	International Bank for Reconstruction & Development	3.625%	9/21/29	500	491
[9]	International Bank for Reconstruction & Development	1.750%	10/23/29	1,500	1,326
	International Bank for Reconstruction & Development	3.875%	2/14/30	5,475	5,434
	International Bank for Reconstruction & Development	0.875%	5/14/30	1,000	824
	International Bank for Reconstruction & Development	4.000%	7/25/30	2,925	2,922
	International Bank for Reconstruction & Development	0.750%	8/26/30	4,250	3,441
	International Bank for Reconstruction & Development	1.250%	2/10/31	6,000	4,988

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.625%	11/3/31	8,500	7,161
	International Bank for Reconstruction & Development	2.500%	3/29/32	3,000	2,685
	International Bank for Reconstruction & Development	4.750%	11/14/33	1,500	1,585
[9]	International Bank for Reconstruction & Development	4.750%	2/15/35	450	469
[9]	International Finance Corp.	0.375%	7/16/25	1,000	939
[9]	International Finance Corp.	2.125%	4/7/26	1,505	1,437
[9]	International Finance Corp.	4.375%	1/15/27	850	857
[9]	International Finance Corp.	4.500%	7/13/28	850	868
	International Finance Corp.	0.750%	8/27/30	800	649
[9,13]	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,328
[13]	Japan Bank for International Cooperation	2.875%	4/14/25	3,600	3,511
[9,13]	Japan Bank for International Cooperation	2.500%	5/28/25	500	484
[13]	Japan Bank for International Cooperation	0.625%	7/15/25	2,000	1,878
[13]	Japan Bank for International Cooperation	4.250%	1/26/26	2,250	2,237
[13]	Japan Bank for International Cooperation	4.250%	4/27/26	1,125	1,118
[13]	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,430
[13]	Japan Bank for International Cooperation	2.875%	7/21/27	500	476
[13]	Japan Bank for International Cooperation	2.750%	11/16/27	2,200	2,077
[13]	Japan Bank for International Cooperation	4.625%	7/19/28	575	583
[13]	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,243
[13]	Japan Bank for International Cooperation	4.875%	10/18/28	200	206
[13]	Japan Bank for International Cooperation	3.500%	10/31/28	1,500	1,446
[13]	Japan Bank for International Cooperation	2.125%	2/16/29	1,930	1,732
[13]	Japan Bank for International Cooperation	2.000%	10/17/29	300	264
[13]	Japan Bank for International Cooperation	1.250%	1/21/31	1,000	812
[13]	Japan Bank for International Cooperation	1.875%	4/15/31	500	422
[13]	Japan International Cooperation Agency	2.750%	4/27/27	700	663
[13]	Japan International Cooperation Agency	3.250%	5/25/27	3,000	2,885
[13]	Japan International Cooperation Agency	4.000%	5/23/28	600	591
[13]	Japan International Cooperation Agency	3.375%	6/12/28	550	528
[13]	Japan International Cooperation Agency	1.000%	7/22/30	200	161
[13]	Japan International Cooperation Agency	1.750%	4/28/31	500	416
[14]	KFW	1.250%	1/31/25	4,025	3,878
[14]	KFW	2.000%	5/2/25	1,250	1,208
[14]	KFW	0.375%	7/18/25	6,000	5,633
[14]	KFW	5.125%	9/29/25	2,025	2,047
[14]	KFW	0.625%	1/22/26	4,000	3,714
[14]	KFW	3.625%	4/1/26	2,750	2,715
[14]	KFW	4.625%	8/7/26	3,275	3,311
[14]	KFW	1.000%	10/1/26	9,000	8,281
[14]	KFW	3.000%	5/20/27	585	565
[14]	KFW	3.750%	2/15/28	3,825	3,787
[14]	KFW	2.875%	4/3/28	2,300	2,197
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	KFW	3.875%	6/15/28	3,525	3,505
[14]	KFW	1.750%	9/14/29	900	800
[14]	KFW	0.750%	9/30/30	2,000	1,624
[14]	KFW	4.750%	10/29/30	1,275	1,331
[14]	KFW	4.125%	7/15/33	3,200	3,219
[14]	KFW	0.000%	4/18/36	600	360
[14]	KFW	0.000%	6/29/37	1,700	968
	Korea Development Bank	0.750%	1/25/25	650	623
	Korea Development Bank	5.375%	10/23/26	500	509
	Korea Development Bank	1.375%	4/25/27	500	452
	Korea Development Bank	4.375%	2/15/28	2,150	2,145
	Korea Development Bank	5.375%	10/23/28	500	519
	Korea Development Bank	1.625%	1/19/31	1,000	824
	Korea Development Bank	2.000%	10/25/31	500	416
	Korea Development Bank	4.375%	2/15/33	1,600	1,572
	Korea Development Bank	5.625%	10/23/33	500	539
[14]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,431
[9,14]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	500	472
[14]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	945
[14]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	2,400	2,227
[9,14]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	776
[9,14]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,508
[9,14]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	1,250	1,244
[14]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	1,000	815
[9,14]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	800	861
	Nordic Investment Bank	0.375%	9/11/25	1,500	1,401
	Nordic Investment Bank	5.000%	10/15/25	490	495
[9]	Nordic Investment Bank	0.500%	1/21/26	1,000	926
	Nordic Investment Bank	4.375%	3/14/28	2,900	2,938
[15]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	500	482
[15]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	1,500	1,400
[15]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	580	577
[9,15]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	2,200	2,033
[15]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	580	593
[15]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	2,000	1,970
[15]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	1,800	1,812
[9]	Oriental Republic of Uruguay	4.375%	10/27/27	975	982
[9]	Oriental Republic of Uruguay	4.375%	1/23/31	2,302	2,281
[9]	Oriental Republic of Uruguay	5.750%	10/28/34	1,055	1,143
[9]	Oriental Republic of Uruguay	7.625%	3/21/36	485	603
[9]	Oriental Republic of Uruguay	4.125%	11/20/45	1,029	933
[9]	Oriental Republic of Uruguay	5.100%	6/18/50	2,535	2,541
[9]	Oriental Republic of Uruguay	4.975%	4/20/55	2,680	2,613
[9,16]	Petroleos Mexicanos	2.290%	2/15/24	10	10
[16]	Petroleos Mexicanos	2.378%	4/15/25	30	28
	Province of Alberta	1.000%	5/20/25	830	789
	Province of Alberta	3.300%	3/15/28	1,100	1,063
	Province of Alberta	1.300%	7/22/30	2,566	2,139
	Province of British Columbia	2.250%	6/2/26	1,707	1,627
	Province of British Columbia	0.900%	7/20/26	1,275	1,172
	Province of British Columbia	4.800%	11/15/28	1,100	1,133
	Province of British Columbia	1.300%	1/29/31	500	414
	Province of British Columbia	4.200%	7/6/33	1,100	1,089
	Province of Manitoba	2.125%	6/22/26	850	806
	Province of Manitoba	4.300%	7/27/33	950	945
	Province of New Brunswick	3.625%	2/24/28	500	486
	Province of Ontario	2.500%	4/27/26	1,000	959
	Province of Ontario	2.300%	6/15/26	2,000	1,907
	Province of Ontario	3.100%	5/19/27	4,025	3,886
	Province of Ontario	2.000%	10/2/29	1,700	1,517
	Province of Ontario	1.125%	10/7/30	2,800	2,296
	Province of Ontario	1.600%	2/25/31	5,000	4,204
	Province of Ontario	1.800%	10/14/31	500	421
[9]	Province of Quebec	1.500%	2/11/25	155	149
	Province of Quebec	0.600%	7/23/25	1,500	1,410
	Province of Quebec	2.500%	4/20/26	700	672
	Province of Quebec	2.750%	4/12/27	3,250	3,106

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Quebec	3.625%	4/13/28	1,150	1,127
[9]	Province of Quebec	7.500%	9/15/29	1,075	1,255
	Province of Quebec	1.350%	5/28/30	1,200	1,010
	Province of Quebec	1.900%	4/21/31	800	685
	Province of Quebec	4.500%	9/8/33	1,225	1,240
	Province of Saskatchewan	3.250%	6/8/27	700	678
	Republic of Chile	3.125%	1/21/26	710	688
[9]	Republic of Chile	2.750%	1/31/27	1,525	1,438
[9]	Republic of Chile	3.240%	2/6/28	2,660	2,531
[9]	Republic of Chile	2.450%	1/31/31	921	801
[9]	Republic of Chile	2.550%	1/27/32	279	239
[9]	Republic of Chile	2.550%	7/27/33	2,709	2,237
[9]	Republic of Chile	3.500%	1/31/34	1,808	1,611
[9]	Republic of Chile	4.950%	1/5/36	1,401	1,383
[9]	Republic of Chile	3.100%	5/7/41	2,440	1,852
[9]	Republic of Chile	4.340%	3/7/42	736	657
	Republic of Chile	3.860%	6/21/47	1,100	900
[9]	Republic of Chile	3.500%	1/25/50	1,915	1,454
[9]	Republic of Chile	4.000%	1/31/52	1,465	1,205
[9]	Republic of Chile	5.330%	1/5/54	900	894
[9]	Republic of Chile	3.100%	1/22/61	1,250	836
[9]	Republic of Chile	3.250%	9/21/71	500	334
	Republic of Hungary	7.625%	3/29/41	1,150	1,371
[9]	Republic of Indonesia	3.850%	7/18/27	200	195
[9]	Republic of Indonesia	4.150%	9/20/27	650	640
	Republic of Indonesia	3.500%	1/11/28	1,300	1,246
[9]	Republic of Indonesia	4.550%	1/11/28	850	849
	Republic of Indonesia	4.100%	4/24/28	1,000	981
	Republic of Indonesia	4.750%	2/11/29	1,350	1,361
	Republic of Indonesia	3.400%	9/18/29	200	188
	Republic of Indonesia	2.850%	2/14/30	350	317
	Republic of Indonesia	3.850%	10/15/30	2,100	2,001
	Republic of Indonesia	1.850%	3/12/31	600	499
[9]	Republic of Indonesia	2.150%	7/28/31	1,100	927
[9]	Republic of Indonesia	3.550%	3/31/32	1,250	1,156
	Republic of Indonesia	4.350%	1/11/48	2,075	1,922
	Republic of Indonesia	5.350%	2/11/49	1,500	1,592
	Republic of Indonesia	3.700%	10/30/49	825	691
	Republic of Indonesia	4.200%	10/15/50	2,005	1,802
	Republic of Indonesia	3.050%	3/12/51	850	649
[9]	Republic of Indonesia	4.300%	3/31/52	700	636
[9]	Republic of Indonesia	5.450%	9/20/52	200	213
[9]	Republic of Indonesia	5.650%	1/11/53	700	766
[9]	Republic of Indonesia	3.200%	9/23/61	800	580
	Republic of Indonesia	4.450%	4/15/70	750	676
	Republic of Indonesia	3.350%	3/12/71	500	367
	Republic of Italy	1.250%	2/17/26	2,900	2,681
	Republic of Italy	2.875%	10/17/29	2,000	1,792
	Republic of Italy	5.375%	6/15/33	1,925	1,937
	Republic of Italy	4.000%	10/17/49	1,900	1,428
	Republic of Italy	3.875%	5/6/51	2,500	1,793
	Republic of Korea	2.750%	1/19/27	2,800	2,682
	Republic of Korea	2.500%	6/19/29	900	829
	Republic of Korea	1.000%	9/16/30	1,000	816
	Republic of Korea	1.750%	10/15/31	550	461
	Republic of Korea	4.125%	6/10/44	655	610
	Republic of Korea	3.875%	9/20/48	390	343
[9]	Republic of Panama	3.750%	3/16/25	1,450	1,409
	Republic of Panama	7.125%	1/29/26	1,358	1,389
	Republic of Panama	8.875%	9/30/27	368	400
[9]	Republic of Panama	3.875%	3/17/28	1,980	1,826
	Republic of Panama	9.375%	4/1/29	1,070	1,215
[9]	Republic of Panama	3.160%	1/23/30	400	341
[9]	Republic of Panama	2.252%	9/29/32	2,325	1,700
[9]	Republic of Panama	6.400%	2/14/35	1,900	1,854
[9]	Republic of Panama	6.700%	1/26/36	1,444	1,433
[9]	Republic of Panama	6.875%	1/31/36	400	399
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Republic of Panama	4.500%	5/15/47	200	142
[9]	Republic of Panama	4.500%	4/16/50	2,310	1,601
[9]	Republic of Panama	4.300%	4/29/53	1,250	837
[9]	Republic of Panama	6.853%	3/28/54	600	561
[9]	Republic of Panama	4.500%	4/1/56	2,650	1,781
[9]	Republic of Panama	3.870%	7/23/60	3,350	2,004
[9]	Republic of Panama	4.500%	1/19/63	1,400	918
[9]	Republic of Peru	2.392%	1/23/26	600	570
	Republic of Peru	4.125%	8/25/27	250	245
[9]	Republic of Peru	2.783%	1/23/31	4,900	4,267
[9]	Republic of Peru	1.862%	12/1/32	1,100	861
	Republic of Peru	8.750%	11/21/33	2,385	2,995
[9]	Republic of Peru	3.000%	1/15/34	1,800	1,518
[9]	Republic of Peru	6.550%	3/14/37	600	667
[9]	Republic of Peru	3.300%	3/11/41	1,000	776
	Republic of Peru	5.625%	11/18/50	2,150	2,240
[9]	Republic of Peru	3.550%	3/10/51	400	303
[9]	Republic of Peru	2.780%	12/1/60	1,700	1,059
[9]	Republic of Peru	3.600%	1/15/72	650	458
[9]	Republic of Peru	3.230%	7/28/21	1,200	747
	Republic of Poland	3.250%	4/6/26	1,150	1,114
[9]	Republic of Poland	5.500%	11/16/27	1,300	1,349
[9]	Republic of Poland	5.750%	11/16/32	975	1,053
[9]	Republic of Poland	4.875%	10/4/33	1,800	1,820
[9]	Republic of Poland	5.500%	4/4/53	2,105	2,191
	Republic of the Philippines	10.625%	3/16/25	425	453
	Republic of the Philippines	5.500%	3/30/26	1,500	1,525
	Republic of the Philippines	3.229%	3/29/27	450	432
	Republic of the Philippines	5.170%	10/13/27	600	612
	Republic of the Philippines	3.000%	2/1/28	1,725	1,628
	Republic of the Philippines	4.625%	7/17/28	500	502
	Republic of the Philippines	3.750%	1/14/29	1,000	964
	Republic of the Philippines	9.500%	2/2/30	1,525	1,915
	Republic of the Philippines	2.457%	5/5/30	2,000	1,770
	Republic of the Philippines	7.750%	1/14/31	775	919
	Republic of the Philippines	1.648%	6/10/31	1,423	1,167
	Republic of the Philippines	1.950%	1/6/32	675	557
	Republic of the Philippines	6.375%	1/15/32	600	669
	Republic of the Philippines	3.556%	9/29/32	800	739
	Republic of the Philippines	5.609%	4/13/33	400	428
	Republic of the Philippines	5.000%	7/17/33	1,050	1,080
	Republic of the Philippines	6.375%	10/23/34	2,175	2,458
	Republic of the Philippines	5.000%	1/13/37	400	409
	Republic of the Philippines	3.950%	1/20/40	1,500	1,358
	Republic of the Philippines	3.700%	3/1/41	1,534	1,319
	Republic of the Philippines	3.700%	2/2/42	1,885	1,616
	Republic of the Philippines	2.950%	5/5/45	1,750	1,316
	Republic of the Philippines	2.650%	12/10/45	1,400	995
	Republic of the Philippines	3.200%	7/6/46	1,500	1,156
	Republic of the Philippines	4.200%	3/29/47	925	828
	Republic of the Philippines	5.950%	10/13/47	600	670
	Republic of the Philippines	5.500%	1/17/48	400	422
	State of Israel	2.875%	3/16/26	1,100	1,049
	State of Israel	3.250%	1/17/28	790	738
	State of Israel	2.500%	1/15/30	200	174
	State of Israel	2.750%	7/3/30	1,550	1,370
	State of Israel	4.500%	1/17/33	1,975	1,877
	State of Israel	4.500%	1/30/43	1,400	1,232
	State of Israel	4.125%	1/17/48	800	645
	State of Israel	3.375%	1/15/50	1,585	1,122
	State of Israel	3.875%	7/3/50	1,650	1,270
	State of Israel	4.500%	4/3/20	900	701
[9]	Svensk Exportkredit AB	0.625%	5/14/25	2,500	2,364
[9]	Svensk Exportkredit AB	4.000%	7/15/25	1,000	990
	Svensk Exportkredit AB	0.500%	8/26/25	2,000	1,870
[9]	Svensk Exportkredit AB	4.625%	11/28/25	1,060	1,061
[9]	Svensk Exportkredit AB	4.375%	2/13/26	1,125	1,123

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Svensk Exportkredit AB	4.875%	9/14/26	260	264
[9]	Svensk Exportkredit AB	2.250%	3/22/27	1,000	940
	Svensk Exportkredit AB	4.125%	6/14/28	1,000	999
[9]	Svensk Exportkredit AB	4.875%	10/4/30	920	953
[9]	United Mexican States	3.900%	4/27/25	800	792
	United Mexican States	4.125%	1/21/26	2,968	2,944
	United Mexican States	4.150%	3/28/27	3,370	3,340
	United Mexican States	3.750%	1/11/28	1,175	1,133
[9]	United Mexican States	5.400%	2/9/28	800	820
	United Mexican States	4.500%	4/22/29	2,000	1,973
[9]	United Mexican States	3.250%	4/16/30	3,000	2,717
[9]	United Mexican States	2.659%	5/24/31	2,700	2,283
[9]	United Mexican States	8.300%	8/15/31	1,000	1,211
[9]	United Mexican States	4.750%	4/27/32	700	674
[9]	United Mexican States	7.500%	4/8/33	400	458
[9]	United Mexican States	4.875%	5/19/33	2,925	2,818
[9]	United Mexican States	3.500%	2/12/34	2,500	2,116
[9]	United Mexican States	6.750%	9/27/34	950	1,027
[9]	United Mexican States	6.350%	2/9/35	2,225	2,330
	United Mexican States	6.050%	1/11/40	2,321	2,343
[9]	United Mexican States	4.280%	8/14/41	1,141	945
[9]	United Mexican States	4.750%	3/8/44	3,022	2,593
	United Mexican States	5.550%	1/21/45	500	478
	United Mexican States	4.600%	1/23/46	2,530	2,108
	United Mexican States	4.350%	1/15/47	1,410	1,134
	United Mexican States	4.600%	2/10/48	2,070	1,707
[9]	United Mexican States	4.500%	1/31/50	600	490
[9]	United Mexican States	5.000%	4/27/51	2,500	2,172
[9]	United Mexican States	4.400%	2/12/52	2,025	1,604
[9]	United Mexican States	6.338%	5/4/53	2,385	2,432
[9]	United Mexican States	3.771%	5/24/61	2,875	1,948
[9]	United Mexican States	5.750%	10/12/10	2,114	1,890
Total Sovereign Bonds (Cost $716,765)					664,973
Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	80	78
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	325	257
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	100	121
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	225	250
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	100	125
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	50	54
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	375	507
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	375	438
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	985	1,145
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	125	158
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	400	504
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	700	499
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Earthquake Authority Revenue	5.603%	7/1/27	275	278
California GO	3.375%	4/1/25	426	419
California GO	2.650%	4/1/26	250	240
California GO	1.700%	2/1/28	350	316
California GO	3.500%	4/1/28	400	388
California GO	2.500%	10/1/29	590	534
California GO	1.750%	11/1/30	260	218
California GO	5.750%	10/1/31	100	107
California GO	4.500%	4/1/33	850	837
California GO	7.500%	4/1/34	1,770	2,148
California GO	4.600%	4/1/38	1,925	1,856
California GO	7.550%	4/1/39	2,815	3,554
California GO	7.300%	10/1/39	1,000	1,209
California GO	7.350%	11/1/39	725	881
California GO	7.625%	3/1/40	1,150	1,443
California GO	7.600%	11/1/40	2,000	2,546
California State University Systemwide Revenue	3.899%	11/1/47	250	215
California State University Systemwide Revenue	2.897%	11/1/51	500	367
California State University Systemwide Revenue	2.975%	11/1/51	465	331
California State University Systemwide Revenue	2.719%	11/1/52	500	347
California State University Systemwide Revenue	2.939%	11/1/52	500	355
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	107
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	376
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	500	533
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	405	460
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	325	309
Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	340	325
Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,456	1,663
Clark County NV Airport System Revenue	6.820%	7/1/45	325	398
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	500	455
Commonwealth Financing Authority Pennsylvania Revenue	4.144%	6/1/38	275	255
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	400	351
Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	350	342
Connecticut GO	5.090%	10/1/30	575	580
Connecticut GO	5.850%	3/15/32	610	651
Cook County IL GO	6.229%	11/15/34	400	427
Dallas County TX Hospital District GO	5.621%	8/15/44	100	107
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	300	335
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	76
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	285	325

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	Dallas TX Independent School District GO	6.450%	2/15/35	150	151
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	875	731
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	325	255
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	450	339
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	800	747
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	50	53
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	275	273
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	315	345
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	1,300	1,233
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	850	770
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	1,000	853
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	510	425
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	581	663
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,335	1,517
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	142	159
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	250	201
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	425	358
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	400	325
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	400	325
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	400	305
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	500	390
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	395	359
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	445	412
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	625	470
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	315	322
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	1,490	1,119
	Houston TX GO	6.290%	3/1/32	660	702
	Houston TX GO	3.961%	3/1/47	355	316
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	300	217
	Illinois GO	5.100%	6/1/33	7,370	7,292
	Illinois GO	6.630%	2/1/35	120	126
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	385
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	375	287
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	375	370
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	100	99
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	355	351
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	325	265
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	150	149
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	200	197
[18]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	427
	Los Angeles CA Community College District GO	1.606%	8/1/28	305	274
	Los Angeles CA Community College District GO	1.806%	8/1/30	500	428
	Los Angeles CA Community College District GO	2.106%	8/1/32	1,450	1,202
	Los Angeles CA Community College District GO	6.750%	8/1/49	325	405
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	100	107
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	410	488
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	500	610
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,010	2,134
	Los Angeles CA Unified School District GO	6.758%	7/1/34	250	282
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	400	422
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	50	62
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	200	157
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	556	544
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	369	372
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	700	689

Balanced Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	300	307
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	200	194
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	700	678
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	700	720
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	500	385
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	500	362
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	100	109
Massachusetts GO	5.456%	12/1/39	845	886
Massachusetts GO	2.514%	7/1/41	275	205
Massachusetts GO	2.813%	9/1/43	300	223
Massachusetts GO	2.900%	9/1/49	575	420
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	500	531
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	335	285
Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	350	257
Massachusetts SO Revenue	4.110%	7/15/31	584	579
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	53
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	250	194
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	100	114
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	729
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	575	522
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	275	230
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	250	218
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	375	307
Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	800	609
Michigan State University Revenue	4.496%	8/15/48	200	192
Michigan State University Revenue	4.165%	8/15/22	465	376
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	275	216
	Mississippi GO	5.245%	11/1/34	250	258
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	405	311
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	350	285
[19]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	1,435	1,551
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	460	470
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	450	508
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	300	255
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	575	716
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,830	2,212
	New York City NY GO	5.517%	10/1/37	475	493
	New York City NY GO	6.271%	12/1/37	325	358
	New York City NY GO	5.263%	10/1/52	200	210
	New York City NY GO	5.828%	10/1/53	200	225
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	100	110
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	300	328
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	100	112
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	75	84
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	325	344
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,200	1,336
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	275	285
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	150	155
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	625	644
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	100	103
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	500	551
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	300	332
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	495	483

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	515	639
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	95	98
	New York State Thruway Authority General Revenue	2.900%	1/1/35	330	287
	New York State Thruway Authority General Revenue	3.500%	1/1/42	200	167
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	300	283
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	450	463
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	175	134
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	700	864
	Ohio State University General Receipts Revenue	4.910%	6/1/40	275	275
	Ohio State University General Receipts Revenue	4.800%	6/1/11	415	394
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	300	226
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	463	448
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	425	405
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	350	344
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	225	244
	Oregon GO	5.892%	6/1/27	375	384
[20]	Oregon School Boards Association GO	5.528%	6/30/28	107	109
	Pennsylvania State University Revenue	2.790%	9/1/43	425	321
	Pennsylvania State University Revenue	2.840%	9/1/50	300	219
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	375	395
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	275	210
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	125	135
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	200	213
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	800	853
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	975	950
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	375	367
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	175	150
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	200	151
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	135	136
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	250	175
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	1,705	1,556
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	550	534
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	400	280
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	300	226
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	150	164
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	75	68
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	325	346
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	100	81
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	375	277
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	350	282
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	350	294
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	250	206
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	230	218
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	370	365
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	225	245
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	490	526
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	450	424
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,000	1,122
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	275	340
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	375	337
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	475	535
	State Public School Building Authority PA Revenue	5.000%	9/15/27	275	279
	Texas GO	5.517%	4/1/39	1,030	1,103
	Texas GO	3.211%	4/1/44	425	346
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	1,300	1,325
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	1,350	1,395
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	775	628
	Texas Transportation Commission GO	4.681%	4/1/40	100	98
	Texas Transportation Commission GO	2.562%	4/1/42	725	552
	Texas Transportation Commission GO	2.472%	10/1/44	725	518
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	1,275	1,304
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	325	313
[20]	Tucson City AZ COP	2.856%	7/1/47	300	225
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	250	240
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	2,250	2,629

Balanced Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	125	146
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	500	354
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	200	187
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	660	469
	University of California Revenue	0.883%	5/15/25	225	213
	University of California Revenue	3.063%	7/1/25	400	390
	University of California Revenue	1.316%	5/15/27	925	838
	University of California Revenue	1.614%	5/15/30	525	444
	University of California Revenue	5.946%	5/15/45	275	301
	University of California Revenue	3.071%	5/15/51	500	360
	University of California Revenue	4.858%	5/15/12	705	664
	University of California Revenue	4.767%	5/15/15	150	139
	University of Michigan Revenue	2.437%	4/1/40	275	206
	University of Michigan Revenue	2.562%	4/1/50	200	136
	University of Michigan Revenue	3.504%	4/1/52	475	391
	University of Michigan Revenue	4.454%	4/1/22	1,100	986
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	235	180
[18]	University of Oregon Revenue	3.424%	3/1/60	750	571
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	350	242
	University of Texas Financing System Revenue	4.794%	8/15/46	300	299
	University of Texas Financing System Revenue	3.354%	8/15/47	200	158
	University of Texas Financing System Revenue	2.439%	8/15/49	225	150
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	900	729
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	275	210
	University of Virginia Revenue	2.256%	9/1/50	1,075	680
	University of Virginia Revenue	4.179%	9/1/17	250	213
	Utah GO	4.554%	7/1/24	30	30
	Utah GO	3.539%	7/1/25	268	265
	Washington GO	5.140%	8/1/40	480	494
[20]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	200	202
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	300	289
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	1,000	930
Total Taxable Municipal Bonds (Cost $142,384)					127,165
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[21,22]	Vanguard Market Liquidity Fund (Cost $721,979)	5.435%	7,221,523	722,008
Total Investments (100.0%) (Cost $30,196,288)				52,230,853
Other Assets and Liabilities—Net (0.0%)				100
Net Assets (100%)				52,230,953
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,788,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
6	Securities with a value of $392,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
7	U.S. government-guaranteed.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $42,928,000, representing 0.1% of net assets.
12	Guaranteed by the Government of Canada.
13	Guaranteed by the Government of Japan.
14	Guaranteed by the Federal Republic of Germany.
15	Guaranteed by the Republic of Austria.
16	Guaranteed by the Government of Mexico.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
19	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
22	Collateral of $40,495,000 was received for securities on loan.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Balanced Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2024	4,780	539,617	13,013
E-mini Russell 2000 Index	March 2024	34	3,481	212
E-mini S&P 500 Index	March 2024	255	61,455	1,437
E-mini S&P Mid-Cap 400 Index	March 2024	1	281	15
				14,677
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $29,467,242)	51,502,272
Affiliated Issuers (Cost $729,046)	728,581
Total Investments in Securities	52,230,853
Investment in Vanguard	1,659
Cash	5,639
Cash Collateral Pledged—Futures Contracts	13,127
Receivables for Investment Securities Sold	132,490
Receivables for Accrued Income	166,268
Receivables for Capital Shares Issued	47,711
Total Assets	52,597,747
Liabilities
Payables for Investment Securities Purchased	259,497
Collateral for Securities on Loan	40,495
Payables for Capital Shares Redeemed	65,046
Payables to Vanguard	1,564
Variation Margin Payable—Futures Contracts	192
Total Liabilities	366,794
Net Assets	52,230,953
1 Includes $34,788,000 of securities on loan.
At December 31, 2023, net assets consisted of:

Paid-in Capital	30,010,153
Total Distributable Earnings (Loss)	22,220,800
Net Assets	52,230,953

Investor Shares—Net Assets
Applicable to 4,356,401 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	194,247
Net Asset Value Per Share—Investor Shares	$44.59

Admiral Shares—Net Assets
Applicable to 943,122,509 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,047,982
Net Asset Value Per Share—Admiral Shares	$44.58

Institutional Shares—Net Assets
Applicable to 224,007,458 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,988,724
Net Asset Value Per Share—Institutional Shares	$44.59
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	471,844
Dividends—Affiliated Issuers	149
Interest—Unaffiliated Issuers	578,163
Interest—Affiliated Issuers	28,985
Securities Lending—Net	6,510
Total Income	1,085,651
Expenses
The Vanguard Group—Note B
Investment Advisory Services	952
Management and Administrative—Investor Shares	315
Management and Administrative—Admiral Shares	24,403
Management and Administrative—Institutional Shares	5,137
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—Admiral Shares	1,706
Marketing and Distribution—Institutional Shares	292
Custodian Fees	369
Auditing Fees	41
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	364
Shareholders’ Reports—Institutional Shares	32
Trustees’ Fees and Expenses	29
Other Expenses	61
Total Expenses	33,712
Net Investment Income	1,051,939
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	4
Investment Securities Sold—Unaffiliated Issuers	1,318,414
Investment Securities Sold—Affiliated Issuers	19
Futures Contracts	(17,024)
Realized Net Gain (Loss)	1,301,413
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	5,657,243
Investment Securities—Affiliated Issuers	87
Futures Contracts	18,203
Change in Unrealized Appreciation (Depreciation)	5,675,533
Net Increase (Decrease) in Net Assets Resulting from Operations	8,028,885
1	Dividends are net of foreign withholding taxes of $42,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,051,939	933,295
Realized Net Gain (Loss)	1,301,413	409,979
Change in Unrealized Appreciation (Depreciation)	5,675,533	(11,543,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,028,885	(10,200,700)
Distributions
Investor Shares	(8,298)	(6,004)
Admiral Shares	(1,798,418)	(1,065,948)
Institutional Shares	(434,284)	(294,002)
Total Distributions	(2,241,000)	(1,365,954)
Capital Share Transactions
Investor Shares	(27,182)	(61,986)
Admiral Shares	(1,966)	(1,095,405)
Institutional Shares	(1,430,788)	(335,056)
Net Increase (Decrease) from Capital Share Transactions	(1,459,936)	(1,492,447)
Total Increase (Decrease)	4,327,949	(13,059,101)
Net Assets
Beginning of Period	47,903,004	60,962,105
End of Period	52,230,953	47,903,004
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.66	$49.02	$44.34	$39.23	$32.99
Investment Operations
Net Investment Income[1]	.854	.709	.627	.700	.755
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.000[2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.970	(8.996)	5.564	5.537	6.345
Total from Investment Operations	6.824	(8.287)	6.191	6.237	7.100
Distributions
Dividends from Net Investment Income	(.861)	(.716)	(.626)	(.687)	(.794)
Distributions from Realized Capital Gains	(1.033)	(.357)	(.885)	(.440)	(.066)
Total Distributions	(1.894)	(1.073)	(1.511)	(1.127)	(.860)
Net Asset Value, End of Period	$44.59	$39.66	$49.02	$44.34	$39.23
Total Return[3]	17.44%	-16.97%	14.09%	16.26%	21.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$194	$199	$317	$334	$396
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.66%	1.33%	1.76%	2.11%
Portfolio Turnover Rate[4]	19%	19%	35%	60%	37%[5]
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 5%, 5%, 15%, 12%, and 6%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.65	$49.02	$44.34	$39.23	$32.99
Investment Operations
Net Investment Income[1]	.902	.761	.680	.742	.817
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.000[2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.969	(9.010)	5.564	5.542	6.319
Total from Investment Operations	6.871	(8.249)	6.244	6.284	7.136
Distributions
Dividends from Net Investment Income	(.908)	(.764)	(.679)	(.733)	(.830)
Distributions from Realized Capital Gains	(1.033)	(.357)	(.885)	(.441)	(.066)
Total Distributions	(1.941)	(1.121)	(1.564)	(1.174)	(.896)
Net Asset Value, End of Period	$44.58	$39.65	$49.02	$44.34	$39.23
Total Return[3]	17.58%	-16.90%	14.22%	16.40%	21.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,048	$37,437	$47,564	$39,901	$33,585
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.14%	1.79%	1.44%	1.86%	2.22%
Portfolio Turnover Rate[4]	19%	19%	35%	60%	37%[5]
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 5%, 5%, 15%, 12%, and 6%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$39.66	$49.02	$44.35	$39.24	$33.00
Investment Operations
Net Investment Income[1]	.904	.765	.685	.747	.820
Capital Gain Distributions Received[1]	.000[2]	.000[2]	.000[2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.971	(8.998)	5.554	5.541	6.320
Total from Investment Operations	6.875	(8.233)	6.239	6.288	7.140
Distributions
Dividends from Net Investment Income	(.912)	(.769)	(.684)	(.737)	(.834)
Distributions from Realized Capital Gains	(1.033)	(.358)	(.885)	(.441)	(.066)
Total Distributions	(1.945)	(1.127)	(1.569)	(1.178)	(.900)
Net Asset Value, End of Period	$44.59	$39.66	$49.02	$44.35	$39.24
Total Return	17.58%	-16.87%	14.20%	16.41%	21.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,989	$10,268	$13,081	$11,685	$11,143
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.14%	1.80%	1.45%	1.87%	2.23%
Portfolio Turnover Rate[3]	19%	19%	35%	60%	37%[4]
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 5%, 5%, 15%, 12%, and 6%, respectively, attributable to mortgage-dollar-roll activity.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Balanced Index Fund
Notes to Financial Statements
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to

Balanced Index Fund
cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

Balanced Index Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,659,000, representing less than 0.01% of the fund’s net assets and 0.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Balanced Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,892,931	—	188	31,893,119
Preferred Stocks	—	—	—	—
Rights	—	5	111	116
Warrants	—	16	55	71
U.S. Government and Agency Obligations	—	13,025,702	—	13,025,702
Asset-Backed/Commercial Mortgage-Backed Securities	—	511,623	—	511,623
Corporate Bonds	—	5,286,076	—	5,286,076
Sovereign Bonds	—	664,973	—	664,973
Taxable Municipal Bonds	—	127,165	—	127,165
Temporary Cash Investments	722,008	—	—	722,008
Total	32,614,939	19,615,560	354	52,230,853

Derivative Financial Instruments
Assets
Futures Contracts[1]	14,677	—	—	14,677
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	85,606
Total Distributable Earnings (Loss)	(85,606)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; the classification of securities for tax purposes; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	23,535
Undistributed Long-Term Gains	226,965
Net Unrealized Gains (Losses)	21,970,300
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	22,220,800

Balanced Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income	1,052,444	930,314
Long-Term Capital Gains*	1,188,556	435,640
Total	2,241,000	1,365,954
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,260,553
Gross Unrealized Appreciation	24,647,458
Gross Unrealized Depreciation	(2,677,158)
Net Unrealized Appreciation (Depreciation)	21,970,300
E.  During the year ended December 31, 2023, the fund purchased $1,640,138,000 of investment securities and sold $4,745,007,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,734,431,000 and $7,577,053,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $132,040,000 and sales were $59,896,000, resulting in net realized gain of $28,404,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	16,753	394	16,329	380
Issued in Lieu of Cash Distributions	8,298	193	6,004	144
Redeemed	(52,233)	(1,237)	(84,319)	(1,994)
Net Increase (Decrease)—Investor Shares	(27,182)	(650)	(61,986)	(1,470)
Admiral Shares
Issued	3,882,733	91,712	4,524,384	104,765
Issued in Lieu of Cash Distributions	1,632,032	37,935	967,252	23,406
Redeemed	(5,516,731)	(130,590)	(6,587,041)	(154,497)
Net Increase (Decrease)—Admiral Shares	(1,966)	(943)	(1,095,405)	(26,326)
Institutional Shares
Issued	1,143,853	26,989	1,724,499	40,860
Issued in Lieu of Cash Distributions	422,724	9,838	285,811	6,916
Redeemed	(2,997,365)	(71,707)	(2,345,366)	(55,720)
Net Increase (Decrease)—Institutional Shares	(1,430,788)	(34,880)	(335,056)	(7,944)

Balanced Index Fund
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	400,026	NA1	NA1	19	(30)	28,985	4	722,008
Vanguard Total Bond Market ETF	2,827	3,629	—	—	117	149	—	6,573
Total	402,853	3,629	—	19	87	29,134	4	728,581
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Balanced Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Balanced Index Fund (one of the funds constituting Vanguard Valley Forge Funds, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 40.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $452,341,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $218,612,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund distributed $1,274,162,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 55.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $29,889,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income for individual shareholders for the fiscal year.

"Bloomberg®" and Bloomberg U.S. Aggregate Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Balanced Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Balanced Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Balanced Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Float Adjusted Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Balanced Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Balanced Index Fund into consideration in determining, composing or calculating the Bloomberg U.S. Aggregate Float Adjusted Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Balanced Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Balanced Index Fund customers, in connection with the administration, marketing or trading of the Balanced Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE BALANCED INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE BALANCED INDEX FUND OR BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. Vanguard Balanced Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of Vanguard Balanced Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Balanced Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed, and calculated without regard to Vanguard or Vanguard Balanced Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Balanced Index Fund into consideration in determining, composing, or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Balanced Index Fund or the timing of the issuance or sale of Vanguard Balanced Index Fund or in the determination or calculation of the equation by which Vanguard Balanced Index Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Balanced Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD BALANCED INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September
2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present)
of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q020 022024

Annual Report   |   December 31, 2023
Vanguard Baillie Gifford Global Positive Impact Stock Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Trustees Approve Advisory Arrangements	22
Liquidity Risk Management	24
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your portfolio are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered robust returns for the 12 months ended December 31, 2023. Vanguard Baillie Gifford Global Positive Impact Stock Fund returned 15.26%. It lagged its benchmark index, the MSCI All Country World Index Net, which returned 22.20%.
•	With inflation continuing to ease, a number of major central banks slowed and eventually stopped hiking interest rates. Global growth, employment, and consumer spending showed resilience, but the prospect of rates remaining high for an extended period spurred volatility at times. Toward year-end, however, global stocks and bonds rallied as falling inflation and softening economic growth raised market expectations for rate cuts in 2024.
•	The fund seeks to invest in high-quality growth companies that are expected to contribute toward a more sustainable and inclusive world over the long term. Within the portfolio, consumer discretionary stocks contributed the most, almost exclusively because of stock selection. Financials also helped returns somewhat. Health care detracted the most. Other detractors included utilities and industrials.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1

Advisor’s Report
For the 12 months ended December 31, 2023, Vanguard Baillie Gifford Global Positive Impact Stock Fund returned 15.26%, lagging its benchmark, the MSCI All Country World Index Net, which returned 22.20%.
Investment environment
The past year has seen the world continue to face significant economic, environmental, and social challenges that must be addressed to ensure a sustainable and inclusive future. Climate change, social inequality, and health care disparities are just a few of the pressing issues that demand our attention.
Addressing these challenges is not easy. In the short term, businesses have found the past year difficult to navigate, with fast-rising interest rates increasing the cost of capital and with high inflation and continuing supply-chain disruption hampering operations. However, we continue to see technological advancements and innovation as key drivers of opportunities for companies to make attractive long-term returns.
Management of the fund
Our investment philosophy is anchored in the belief that we can generate attractive investment returns for our clients by focusing on companies that are innovating and developing new products and services, or new business models, to help solve global challenges and contribute toward a more sustainable and inclusive world. We invest in a concentrated portfolio of 25 to 50 high-quality growth companies that we believe can deliver positive change in one of four impact areas: social inclusion and education, environment and resource needs, health care and quality of life, and base of the pyramid (addressing the needs of people at the bottom of the global income ladder).
Although the fund’s returns remain strong over our five-year investment time horizon, they lagged the returns of the benchmark over the 12 months ended December 31. While that is disappointing, we remain resolutely focused on the long term and are encouraged by the strong operational progress of companies across the portfolio, which we feel is not currently being reflected in share prices.
We believe that growth in sales and earnings ultimately drive long-term financial returns. Over the past five years, it has been pleasing to see the portfolio deliver earnings growth of 11.5% per annum in U.S. dollars compared with 6.7% for the index. What really excites us, though, is the strength of operational performance that we are expecting over the coming years, with consensus estimates for three-year earnings growth of 12.0%, almost double that of the index. These are companies that are focused on growing and reinvesting in their future growth. They are spending more than double the proportion of sales on research and development than the average company in the index, and they are doing so without taking on excessive debt.
Companies that have thrived over the last 12 months include MercadoLibre. The Latin American e-commerce business has

2

seen accelerating revenue growth and expanding margins, even with increased investments in logistics and the relaunch of its Meli+ loyalty program. Continued investment has helped strengthen its competitive advantage, resulting in market share gains and higher profits. It has also come to be the main source of income for more than 1.8 million families who run businesses on its e-commerce platform.
Other strong contributors have also come from our social inclusion and education theme. Duolingo, the education platform and popular language learning app, has doubled monthly active users to 83 million since 2021 and expanded its education offerings to include mathematics and music. It has also successfully integrated artificial intelligence into its product lineup to offer a higher-function subscription tier, while staying true to its core mission to make high-quality education universally available. Shopify, the e-commerce platform that makes it easy for merchants of all sizes to sell online, has also continued to grow at a healthy pace. The company announced several strategic partnerships and launched new products and features throughout the year as it continues to remove barriers to entrepreneurship.
Some of our holdings have had a more challenging time. After a decade of easy monetary policy, rapid rises in interest rates have increased the cost of financing for companies and have reduced the valuations of longer-duration growth companies, where the share price is skewed toward cash flows generated in the future. This tougher financing backdrop, combined with a reversal of pandemic spending themes, has been particularly bruising for the health care sector. While not immune to market sentiment, our companies are well-capitalized, with strong cash balance sheets and, we think, compelling technology, so they should withstand a tougher environment and prosper over the long run.
Moderna and Illumina are two such examples. Moderna’s phenomenal success in developing a vaccine quickly during the COVID-19 pandemic accelerated its progress beyond our most optimistic scenarios, transforming its financial characteristics from being loss-making to generating billions of free cash flow. Although COVID-related revenues have declined, we remain excited by a company that is broadening its clinical pipeline at a remarkable pace. Illumina, the leading provider of next-generation sequencing tools, has suffered from ongoing scrutiny from regulators over its acquisition of Grail, a liquid-biopsy company. However, we believe there is fantastic growth potential for the clinical use of sequencing technology, in which Illumina enjoys a near-monopoly. We believe that Illumina is providing the infrastructure of the genomics revolution and, with a new CEO at its helm, we are willing to allow it some time to recover.
There are also some holdings where operational progress and execution have failed to match management’s vision and
3

our expectations. Having sold interactive fitness company Peloton and virtual medical company Teledoc on that basis earlier in 2023, we decided to sell our holding in renewable-energy company Orsted in December. Orsted, the world’s largest offshore wind infrastructure developer, has suffered significant operational missteps, including poor hedging policies, that have reduced our conviction in the management team’s ability to execute. While the growth opportunity remains, we are questioning its ability to allocate capital effectively and generate long-term shareholder value.
We also chose to sell a few companies for which our forward-looking conviction had diminished, and we had more attractive opportunities to deploy capital. Heat-pump manufacturer NIBE and Japanese medical platform M3 have made strong contributions to returns since the fund’s inception, but we think growth over the coming years will be lower. Daikin, the Japanese heating and air conditioning company, was also sold after we identified concerns about a small part of its business, which supplies defense-related products to the Japanese government.
Over 2023, we added several new holdings to the portfolio. Wuxi Biologics is a leading contract research, development, and manufacturing organization (CRDMO) that enables innovation and helps accelerate the development of biologic drugs by reducing the cost and time required. We also took a small position in Joby Aviation, an early-stage U.S.-based company developing electric vertical takeoff and landing (eVTOL) aircraft. The adoption of battery-powered eVTOLs could lead to substantial environmental benefits through lower emissions and reduced demand for personal vehicles.
Kate Fox, CFA, Partner
and Portfolio Manager
Lee Qian, CFA,
Portfolio Manager
Baillie Gifford Overseas Ltd.
January 12, 2024
4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
5

Six Months Ended December 31, 2023
Baillie Gifford Global Positive Impact Stock Fund	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,016.70	$3.00
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.23	$3.01
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.59%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
6

Baillie Gifford Global Positive Impact Stock Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 14, 2017, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Since Inception (12/14/2017)	Final Value of a $10,000 Investment
Baillie Gifford Global Positive Impact Stock Fund Investor Shares	15.26%	16.61%	13.73%	$21,775
MSCI All Country World Index Net	22.20	11.72	8.10	16,012
See Financial Highlights for dividend and capital gains information.
7

Baillie Gifford Global Positive Impact Stock Fund
Fund Allocation
As of December 31, 2023
United States	53.7%
Netherlands	7.1
Canada	7.1
Taiwan	6.5
Indonesia	5.0
India	4.6
Denmark	3.8
Brazil	3.3
Belgium	2.4
Germany	2.4
South Africa	2.2
China	1.7
Other	0.2
The table reflects the fund’s investments, except for short-term investments.
8

Baillie Gifford Global Positive Impact Stock Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (92.3%)
Belgium (2.3%)
	Umicore SA	215,215	5,920
Brazil (3.3%)
*	NU Holdings Ltd. Class A	992,688	8,269
Canada (7.1%)
*	Shopify Inc. Class A (XTSE)	194,577	15,157
*	AbCellera Biologics Inc.	477,516	2,727
			17,884
China (1.7%)
*,1	Wuxi Biologics Cayman Inc.	1,131,000	4,278
Denmark (3.7%)
	Novozymes A/S Class B	77,040	4,235
	Chr Hansen Holding A/S	44,224	3,709
[1]	Orsted A/S	28,523	1,581
			9,525
Indonesia (5.0%)
	Bank Rakyat Indonesia Persero Tbk PT	34,082,617	12,668
Kenya (0.2%)
	Safaricom plc	6,736,000	596
Netherlands (7.1%)
	ASML Holding NV	23,772	17,945
South Africa (2.1%)
	Discovery Ltd.	693,762	5,417
Taiwan (6.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	856,000	16,411
United States (53.3%)
*	MercadoLibre Inc.	10,856	17,061
*	DexCom Inc.	103,321	12,821
*	Moderna Inc.	113,775	11,315
	Deere & Co.	28,284	11,310
*	Duolingo Inc.	47,429	10,759
	Xylem Inc.	93,952	10,744
*	Alnylam Pharmaceuticals Inc.	54,853	10,499
*	Autodesk Inc.	40,479	9,856
*	Tesla Inc.	34,108	8,475
	Ecolab Inc.	37,645	7,467
*	Coursera Inc.	353,779	6,853
*	Remitly Global Inc.	335,697	6,519
*	Illumina Inc.	37,888	5,276
*	10X Genomics Inc. Class A	85,117	4,763
*	Joby Aviation Inc.	166,959	1,110
9

Baillie Gifford Global Positive Impact Stock Fund
		Shares	Market Value• ($000)
*,2	ABIOMED Inc. CVR	16,638	17
			134,845
Total Common Stocks (Cost $203,706)			233,758
Preferred Stock (2.3%)
	Sartorius AG Preference Shares (Cost $6,551)	16,076	5,903
Warrant (4.6%)
*	HDFC Bank Ltd. Exp. 6/30/24 (Cost 10,239)	566,050	11,540
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[3]	Vanguard Market Liquidity Fund, 5.435% (Cost $2,657)	26,571	2,657
Total Investments (100.3%) (Cost $223,153)			253,858
Other Assets and Liabilities—Net (-0.3%)			(743)
Net Assets (100%)			253,115
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $5,859,000, representing 2.3% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Baillie Gifford Global Positive Impact Stock Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $220,496)	251,201
Affiliated Issuers (Cost $2,657)	2,657
Total Investments in Securities	253,858
Investment in Vanguard	8
Foreign Currency, at Value (Cost $—)	1
Receivables for Investment Securities Sold	766
Receivables for Accrued Income	285
Receivables for Capital Shares Issued	324
Total Assets	255,242
Liabilities
Payables for Investment Securities Purchased	1,718
Payables to Investment Advisor	261
Payables for Capital Shares Redeemed	104
Payables to Vanguard	44
Total Liabilities	2,127
Net Assets	253,115
At December 31, 2023, net assets consisted of:

Paid-in Capital	269,692
Total Distributable Earnings (Loss)	(16,577)
Net Assets	253,115

Investor Shares—Net Assets
Applicable to 13,553,186 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	253,115
Net Asset Value Per Share—Investor Shares	$18.68

See accompanying Notes, which are an integral part of the Financial Statements.
11

Baillie Gifford Global Positive Impact Stock Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends[1]	1,831
Interest[2]	205
Total Income	2,036
Expenses
Investment Advisory Fees—Note B	1,014
The Vanguard Group—Note C
Management and Administrative—Investor Shares	190
Marketing and Distribution—Investor Shares	18
Custodian Fees	17
Auditing Fees	37
Shareholders’ Reports—Investor Shares	32
Trustees’ Fees and Expenses	—
Other Expenses	27
Total Expenses	1,335
Net Investment Income	701
Realized Net Gain (Loss)
Investment Securities Sold[2]	(23,301)
Foreign Currencies	(24)
Realized Net Gain (Loss)	(23,325)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	48,834
Foreign Currencies	6
Change in Unrealized Appreciation (Depreciation)	48,840
Net Increase (Decrease) in Net Assets Resulting from Operations	26,216
1	Dividends are net of foreign withholding taxes of $284,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $205,000, ($2,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Baillie Gifford Global Positive Impact Stock Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022[1] ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	701	181
Realized Net Gain (Loss)	(23,325)	(21,325)
Change in Unrealized Appreciation (Depreciation)	48,840	(41,231)
Net Increase (Decrease) in Net Assets Resulting from Operations	26,216	(62,375)
Distributions
Investor Shares	(1,056)	(1,559)
Class K Shares	—	(1,877)
Total Distributions	(1,056)	(3,436)
Capital Share Transactions
Investor Shares	66,150	98,295
Class K Shares	—	(69,757)
Net Increase (Decrease) from Capital Share Transactions	66,150	28,538
Total Increase (Decrease)	91,310	(37,273)
Net Assets
Beginning of Period	161,805	199,078
End of Period	253,115	161,805
1	Includes activity of the Predecessor Fund through 7/18/22. See Note H in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Baillie Gifford Global Positive Impact Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022[1]	2021[1]	2020[1]	2019[1]
Net Asset Value, Beginning of Period	$16.28	$23.89	$23.79	$13.13	$10.10
Investment Operations
Net Investment Income (Loss)[2]	.054	.007	(.08)	(.04)	.05
Net Realized and Unrealized Gain (Loss) on Investments	2.428	(7.246)	2.25	11.63	3.03
Total from Investment Operations	2.482	(7.239)	2.17	11.59	3.08
Distributions
Dividends from Net Investment Income	(.082)	(.031)	—	—	(.03)
Distributions from Realized Capital Gains	—	(.340)	(2.07)	(.93)	(.02)
Total Distributions	(.082)	(.371)	(2.07)	(.93)	(.05)
Net Asset Value, End of Period	$18.68	$16.28	$23.89	$23.79	$13.13
Total Return[3]	15.26%	-30.25%	9.15%	88.28%	30.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$253	$162	$87	$36	$11
Ratio of Net Expenses to Average Net Assets	0.59%	0.64%[4]	0.72%[4]	0.68%[4]	0.65%[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.31%	0.04%	(0.28%)	(0.21%)	0.41%
Portfolio Turnover Rate	26%	35%	28%	40%	7%
1	Includes activity of the Predecessor Fund through 7/18/22. See Note H in the Notes to Financial Statements.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of total expenses to average net assets before an expense waiver was 0.68% for 2022, 0.77% for 2021, 1.05% for 2020, and 1.63% for 2019. See Note H in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Baillie Gifford Global Positive Impact Stock Fund
Notes to Financial Statements
Vanguard Baillie Gifford Global Positive Impact Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Participation Notes (P-Notes): P-Notes are issued by banks or broker-dealers as general unsecured obligations and are designed to replicate the performance of foreign companies measured by the change in the value of an underlying security while not holding the actual shares of the underlying security. These investments are typically used to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
15

Baillie Gifford Global Positive Impact Stock Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Baillie Gifford Overseas Ltd. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the year ended December 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.45% of fund's average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
16

Baillie Gifford Global Positive Impact Stock Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $8,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	160,981	—	17	160,998
Common Stocks—Other	—	72,760	—	72,760
Preferred Stock	—	5,903	—	5,903
Warrant	11,540	—	—	11,540
Temporary Cash Investments	2,657	—	—	2,657
Total	175,178	78,663	17	253,858
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
17

Baillie Gifford Global Positive Impact Stock Fund
Amount ($000)
Undistributed Ordinary Income	9
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	27,585
Capital Loss Carryforwards	(44,171)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(16,577)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,056	306
Long-Term Capital Gains	—	3,130
Total	1,056	3,436
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	226,274
Gross Unrealized Appreciation	56,517
Gross Unrealized Depreciation	(28,934)
Net Unrealized Appreciation (Depreciation)	27,583
F.	During the year ended December 31, 2023, the fund purchased $126,001,000 of investment securities and sold $57,384,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2023		2022[1]
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	128,774	7,242	63,550	3,751
Issued in Connection with Reorganization	—	—	86,020	5,623
Issued in Lieu of Cash Distributions	844	46	1,464	92
Redeemed	(63,468)	(3,675)	(52,739)	(3,174)
Net Increase (Decrease)—Investor Shares	66,150	3,613	98,295	6,292
18

Baillie Gifford Global Positive Impact Stock Fund
	Year Ended December 31,
	2023		2022[1]
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Class K Shares
Issued	—	—	27,914	1,545
Issued in Connection with Reorganization	—	—	(86,020)	(5,611)
Issued in Lieu of Cash Distributions	—	—	1,560	99
Redeemed	—	—	(13,211)	(710)
Net Increase (Decrease)—Class K Shares	—	—	(69,757)	(4,677)
1	Includes activity of the Predecessor Fund through 7/18/22.
H.	On July 18, 2022, the fund acquired all net assets of the Baillie Gifford Positive Change Equities Fund (the Predecessor Fund). The primary reasons for the acquisition were to reduce shareholder costs using the fund’s lower operating cost structure and achieve greater economies of scale through access to the fund’s larger retail distribution network. The acquisition was accomplished by a tax-free exchange of 3.7 million and 5.6 million of the fund’s Investor Class shares for the 3.7 million Institutional Class shares and the 5.6 million Class K shares of the Predecessor Fund, respectively, on July 18, 2022. The Predecessor Fund’s net assets of $143.3 million, including $32.0 million of unrealized depreciation, were acquired by the fund on July 18, 2022. Historical performance information of the Investor Class through July 18, 2022 is representative of the Institutional Class of the Predecessor Fund.
Baillie Gifford and its affiliates were responsible for providing certain administrative services to the Predecessor Fund, as well as coordinating, overseeing and supporting services provided to the Predecessor Fund by third parties, including financial intermediaries that hold accounts with the Predecessor Fund, for a fee. Through July 18, 2022, Baillie Gifford contractually agreed to waive its fees and/or bear expenses of the Predecessor Fund to the extent that the Predecessor Fund's total annual operating expenses (excluding any taxes, sub-accounting expenses and extraordinary expenses) exceeded 0.65% of each of the Predecessor Fund's Institutional Class and Class K average daily net assets. Waived fees or expenses reimbursed are not subject to recoupment by Baillie Gifford.
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Valley Forge Funds and Shareholders of Vanguard Baillie Gifford Global Positive Impact Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Baillie Gifford Global Positive Impact Stock Fund (one of the funds constituting Vanguard Valley Forge Funds, hereafter referred to as the "Fund") as of December 31, 2023, and the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for the two years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for the two years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
The financial statements and the financial highlights of the Fund, as of and for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 25, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
20

Tax information (unaudited)
For corporate shareholders, 46.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $1,056,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for individual shareholders for the fiscal year.
The fund hereby designates $25,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
21

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Baillie Gifford Global Positive Impact Stock Fund has renewed the fund’s investment advisory arrangement with Baillie Gifford Overseas Ltd. (Baillie Gifford). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund, noting that Baillie Gifford has advised the fund since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Baillie Gifford, a unit of Baillie Gifford & Co., an investment management company founded in 1908 that is among the largest independently owned investment management firms in the United Kingdom. The advisor maintains a strategy with a dual mandate of achieving long-term excess returns and delivering positive societal impact. The diverse management team brings together extensive bottom-up investing experience with expertise in the assessment of a company’s impact potential, complemented with strong engagement; research; and reporting capabilities from the broader firm. The fund provides well-defined, quantifiable key performance indicators to evidence positive impact.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2017, including any periods of outperformance or underperformance of a relevant benchmark. The board concluded that Baillie Gifford has a track record of successfully managing the fund, noting that the fund, under Baillie Gifford’s management, has outperformed its benchmark, the MSCI All Country World Index, over the last one- and three-year periods.
22

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Baillie Gifford in determining whether to approve the advisory fee, because Baillie Gifford is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Baillie Gifford International Smaller Companies Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Baillie Gifford Global Positive Impact Stock Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
QV0100 022024

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)         Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2023: $78,000
Fiscal Year Ended December 31, 2022: $102,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2023: $9,326,156
Fiscal Year Ended December 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)         Audit-Related Fees.

Fiscal Year Ended December 31, 2023: $3,295,934
Fiscal Year Ended December 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)         Tax Fees.

Fiscal Year Ended December 31, 2023: $1,678,928
Fiscal Year Ended December 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)         All Other Fees.

Fiscal Year Ended December 31, 2023: $25,000
Fiscal Year Ended December 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)         Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2023: $1,703,928
Fiscal Year Ended December 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)         For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 23, 2024

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.